Registration No. 333-116220


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. __6__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on May 1, 2007 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY/SM/
                                 the "Contract"

 Issued by Principal Life Insurance Company (the "Company"). This prospectus is dated May 1, 2007.


This prospectus provides information about the Contract and the Principal Life Insurance Company Separate Account B ("Separate Account") that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated May 1, 2007, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:
Principal Investment Plus Variable Annuity/sm/, Principal Financial Group, P. O. Box 9382, Des Moines, Iowa 50306-9382, Telephone:1-800-852-4450


An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.


The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Separate Account, dollar cost averaging fixed accounts ("DCA Plus Accounts") and a Fixed Account. The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company. The assets of the Separate Account Divisions ("divisions") are invested in the following underlying mutual funds:

                            Neuberger Berman
 AIM V.I. Basic Value Fund  Advisers Management      Principal Variable
 - Series I                 Trust                    Contracts Fund
 AIM V.I. Small Cap Equity   Fasciano Portfolio -    MidCap Value Account -
 Fund - Series I             S Class                 Class 1
 AllianceBernstein           Partners Portfolio -    Money Market Account -
 Variable Products Series    I Class                 Class 1
 Fund
 AllianceBernstein Small     Socially Responsive     Principal LifeTime 2010
 Cap Growth Portfolio -      Portfolio-I Class       Account - Class 1
 Class A
 American Century Variable  Principal Variable       Principal LifeTime 2020
 Portfolios II, Inc.        Contracts Fund           Account - Class 1
 Inflation Protection Fund   Asset Allocation        Principal LifeTime 2030
 - Class II                  Account - Class 1       Account - Class 1
 American Century Variable   Bond Account - Class    Principal LifeTime 2040
 Portfolios, Inc.            1                       Account - Class 1
 Ultra Fund - Class II       Capital Value Account   Principal LifeTime 2050
                             - Class 1               Account - Class 1
 Vista Fund - Class I        Diversified             Principal LifeTime
                             International Account   Strategic Income Account -
                             - Class 1               Class 1
 Dreyfus Investment          Equity Growth Account   Real Estate Securities
 Portfolios                  - Class 1               Account - Class 1
 Technology Growth           Equity Income Account   Short-Term Bond Account -
 Portfolio-Service Shares    I - Class 1/(1)/        Class 1
 Fidelity Variable           Equity Value Account    SmallCap Growth Account -
 Insurance Products          - Class 1               Class 1
 Contrafund Portfolio -      Government & High       SmallCap Value Account -
 Service Class 2             Quality Bond Account    Class 1
                             - Class 1
 Equity-Income Portfolio -   Growth Account -        Strategic Asset Management
 Service Class 2             Class 1                 Portfolios
 Growth Portfolio -          International            Balanced Account
 Service Class 2             Emerging Markets          Portfolio - Class 1
                             Account - Class 1
 Mid Cap Portfolio -         International            Conservative Balanced
 Service Class 2             SmallCap Account -        Portfolio - Class 1
                             Class 1
 Overseas Portfolio -        LargeCap Blend           Conservative Growth
 Service Class 2             Account - Class 1         Portfolio - Class 1
 Goldman Sachs Variable      LargeCap Stock Index     Flexible Income Portfolio
 Insurance Trust             Account - Class 1         - Class 1
 Structured Small Cap        LargeCap Value           Strategic Growth
 Equity Fund                 Account - Class 1         Portfolio - Class 1
 MidCap Value Fund           MidCap Account -        West Coast Equity Account
                             Class 1                 - Class 1
 Lehman Brothers Asset       MidCap Growth Account   T. Rowe Price Blue Chip
 Management, LLC/(2)/        - Class 1               Growth Portfolio - II
 Lehman Brothers High
 Income Bond Portfolio - S                           T. Rowe Price Health
 Class/(3)/                                          Sciences Portfolio - II



/ //(1)// /On January 5, 2007, Equity Income Account assets merged into the
 Equity Income Account I.
/ //(2)// /On May 1, 2007, Neuberger Berman Advisers Management Trust re-branded the trust name to Lehman Brothers Asset Management, LLC.
/ //(3)// /On May 1, 2007, Neuberger Berman AMT High Income Bond Portfolio
 re-branded under the name of Lehman Brothers High Income Bond Portfolio.
The Contract is available with or without the premium payment credit rider. The amount of the credit may be more than offset by the charges associated with it (increased surrender charge and surrender charge period and annual expenses). Expenses for a Contract with the rider are higher than expenses for a Contract without the rider. You should review your own circumstances to determine whether the rider is suitable for you. To assist you in making that determination, we have highlighted in gray boxes those portions of this prospectus pertaining to the rider.


Please note that we recapture the premium payment credit if you request full annuitization of the Contract prior to the third contract anniversary. The credit is recovered from your investment options. Potentially, the amount we would recover could be more than the then current value of the credit if the investment options have experienced negative investment performance and you would be worse off than if you had not purchased the credit option.

Subject to state availability, if you purchase the Contract on or after May 20, 2006 you have the right to partially annuitize a portion of your accumulated value.


These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.


The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

                               TABLE OF CONTENTS


GLOSSARY................................................................

SUMMARY OF EXPENSE INFORMATION..........................................

SUMMARY.................................................................

 Investment Limitations.................................................

 Transfers..............................................................

 Surrenders.............................................................

 Charges and Deductions.................................................

 Annuity Benefit Payments...............................................

 Death Benefit..........................................................

 Examination Offer Period (Free-Look)...................................

THE PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY..........................

THE COMPANY.............................................................

THE SEPARATE ACCOUNT....................................................

THE UNDERLYING MUTUAL FUNDS.............................................

THE CONTRACT............................................................

 To Buy a Contract......................................................

 Premium Payments.......................................................

 Right to Examine the Contract (Free-Look)..............................

 Premium Payment Credit Rider...........................................

 The Accumulation Period................................................

 Automatic Portfolio Rebalancing (APR)..................................

 Telephone and Internet Services........................................

 Surrenders.............................................................

 Investment Protector Plus Rider........................................

 Death Benefit..........................................................

 Enhanced Death Benefit Rider...........................................

 The Annuitization Period...............................................

CHARGES AND DEDUCTIONS..................................................

 Annual Fee.............................................................

 Mortality and Expense Risks Charge.....................................

 Charges for Optional Riders............................................

 Transaction Fee........................................................

 Transfer Fee...........................................................

 Premium Taxes..........................................................

 Surrender Charge.......................................................

 Free Surrender Privilege...............................................

 Administration Charge..................................................

 Special Provisions for Group or Sponsored Arrangements.................

FIXED ACCOUNT AND DCA PLUS ACCOUNTS.....................................

 Fixed Account..........................................................

 Fixed Account Accumulated Value........................................

 Fixed Account Transfers, Total and Partial Surrenders..................

 Dollar Cost Averaging Plus Program (DCA Plus Program)..................

GENERAL PROVISIONS......................................................

 The Contract...........................................................

 Delay of Payments......................................................

 Misstatement of Age or Gender..........................................

 Assignment.............................................................

 Change of Owner or Annuitant...........................................

 Beneficiary............................................................

 Contract Termination...................................................

 Reinstatement..........................................................

 Reports................................................................

 Important Information about Customer Identification Procedures .........

RIGHTS RESERVED BY THE COMPANY..........................................

 Frequent Trading and Market Timing (Abusive Trading Practices).........

DISTRIBUTION OF THE CONTRACT............................................

PERFORMANCE CALCULATION.................................................

VOTING RIGHTS...........................................................

FEDERAL TAX MATTERS.....................................................

 Non-Qualified Contracts................................................

 Required Distributions for Non-Qualified Contracts.....................

 IRA, SEP and SIMPLE-IRA................................................

 Rollover IRAs..........................................................

 Withholding............................................................

MUTUAL FUND DIVERSIFICATION.............................................

STATE REGULATION........................................................

GENERAL INFORMATION.....................................................

FINANCIAL STATEMENTS....................................................

TABLE OF SEPARATE ACCOUNT DIVISIONS.....................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............

CONDENSED FINANCIAL INFORMATION.........................................

APPENDIX A- GMWB EXAMPLES ...............................................

GLOSSARY


ACCUMULATED VALUE - an amount equal to the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value plus the Separate Account division accumulated value.


ANNIVERSARY - the same date and month of each year following the contract date.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.


ANNUITIZATION - application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.


ANNUITIZATION DATE - the date all of the owner's accumulated value is applied to an annuity benefit payment option.


CONTRACT DATE - the date that the Contract is issued and which is used to determine contract years.


CONTRACT YEAR - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary. (e.g. If the contract date is June 5, 2006, the first contract year ends on June 4, 2007, and the first contract anniversary falls on June 5, 2007.)


DATA PAGE - that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCOUNT - an account which earns guaranteed interest for a specific amount of time.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCUMULATED VALUE - the amount of your accumulated value which is in the DCA Plus Account(s).


DOLLAR COST AVERAGING PLUS (DCA PLUS) PROGRAM - a program through which premium payments are transferred from a DCA Plus Account to the investment options over a specified period of time.


FIXED ACCOUNT - an account which earns guaranteed interest.


FIXED ACCOUNT ACCUMULATED VALUE - the amount of your accumulated value which is in the Fixed Account.


INVESTMENT OPTIONS - the DCA Plus Accounts, Fixed Account and Separate Account divisions.


JOINT ANNUITANT - an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.


NON-QUALIFIED CONTRACT - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.


NOTICE - any form of communication received by us, at the annuity service office, either in writing or in another form approved by us in advance.


Your notices may be mailed to us at:
   Principal Life Insurance Company

   P O Box 9382
   Des Moines, Iowa 50306-9382

OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PREMIUM PAYMENTS - the gross amount you contributed to the Contract.


QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.


SEPARATE ACCOUNT DIVISION (DIVISION(S)) - a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as "sub-accounts.")


SEPARATE ACCOUNT DIVISION ACCUMULATED VALUE - the amount of your accumulated value in all divisions.


SURRENDER CHARGE - the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.


SURRENDER VALUE - accumulated value less any applicable surrender charge, rider fee, annual fee, transaction fee and any premium or other taxes.


TRANSFER - moving all or a portion of your accumulated value to or among one investment option or another. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open for trading and trading is not restricted.


VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T., on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.


YOU, YOUR - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.The expenses in the shaded box reflect the expenses associated with the premium payment credit rider. These expenses are higher than the expenses for the Contract without the premium payment credit rider.

                     CONTRACT OWNER TRANSACTION EXPENSES
 ------------------------------------------------------------------------------
 Sales charge imposed on premium payments (as a  .none
 percentage of premium payments)
 ------------------------------------------------------------------------------
 Maximum surrender charge (as a percentage of    .6%
 amount surrendered)/(1)/
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge for
 Contracts with the premium payment credit
 rider (as a percentage of amount                .8%
 surrendered)/(2)/
 ------------------------------------------------------------------------------
 Transaction Fees for each unscheduled partial   .The lesser of $
 surrender                                         25 or 2% of each unscheduled
 . guaranteed maximum                              partial surrender after the
                                                   12th in a contract year
                                                 .zero
 .current
 ------------------------------------------------------------------------------
 Transaction Fee/(3)/ for each unscheduled       .The lesser of $
 transfer                                          30 or 2% of each unscheduled
 . guaranteed maximum                              transfer after the first in
                                                   a contract year
 .current                                        .zero
 ------------------------------------------------------------------------------
 State Premium Taxes (vary by state)             . 3.5% of premiums paid
 . guaranteed maximum                            .zero
 .current
 ------------------------------------------------------------------------------



/ //(1)/ Surrender charge without the premium payment credit rider (as a percentage of amounts surrendered):

                    TABLE OF SURRENDER CHARGES WITHOUT THE PREMIUM PAYMENT CREDIT RIDER
                    --------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT         PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                       THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)                      6%
                                    1                                   6%
                                    2                                   6%
                                    3                                   5%
                                    4                                   4%
                                    5                                   3%
                                    6                                   2%
                               7 and later                              0%

///(2)/
 SURRENDER CHARGE WITH THE PREMIUM PAYMENT CREDIT RIDER (AS A PERCENTAGE OF AMOUNTS SURRENDERED):

                     TABLE OF SURRENDER CHARGES WITH THE PREMIUM PAYMENT CREDIT RIDER
                    -------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)                     8%
                                    1                                  8%
                                    2                                  7%
                                    3                                  6%
                                    4                                  5%
                                    5                                  4%
                                    6                                  3%
                                    7                                  2%
                                    8                                  1%
                               9 and later                             0%

/ //(3)/ Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.

The next table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

                               PERIODIC EXPENSES
  -----------------------------------------------------------------------------
   Annual Fee (waived for Contracts       the lesser of $30
   with accumulated value of $30,000    or 2% of the accumulated value
   or more)
  -----------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average
   separate account accumulated value)
   . guaranteed maximum
    Mortality and Expense Risks Charge    1.25%
    Administration Charge                 0.15%
    Total Separate Account Annual         -----
   Expense                                1.40%

   .current                               1.25%
    Mortality and Expense Risks Charge    0.00%
    Administration Charge                 -----
    Total Separate Account Annual         1.25%
  Expense
  -----------------------------------------------------------------------------
    Optional Riders
  -----------------------------------------------------------------------------
    . Enhanced Death Benefit rider
     . guaranteed maximum                 .0.075% of average quarterly
     .current                             accumulated value
                                          .0.0625% of average quarterly
                                          accumulated value
  -----------------------------------------------------------------------------

    . Investment Protector Plus rider     .0.2125% of the average quarterly
     . guaranteed maximum                  Investment Back remaining withdrawal
                                           benefit base*
     .current                             .0.15% of the average quarterly
                                           Investment Back remaining withdrawal
                                           benefit base*
  -----------------------------------------------------------------------------

                                          .an annual charge of 0.60
                                           % of accumulated value in the
    . Premium Payment Credit rider         divisions deducted daily plus a
     . guaranteed maximum                  reduction of up to 0.60% of the
                                           Fixed Account interest rate
                                          . an annual charge of  0.60
     .current                              % of accumulated value in the
                                           divisions deducted daily (with no
                                           reduction of the Fixed Account
                                           interest rate)
  -----------------------------------------------------------------------------


  * The Investment Back remaining withdrawal benefit base is the total amount that is available for future withdrawal benefit payments (see THE CONTRACT - Surrenders - Investment Protector Plus Rider).
                 ---------------------------------

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.
..

     MINIMUM AND MAXIMUM ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
                           AS OF DECEMBER 31, 2006
 ------------------------------------------------------------------------------
                                                     MINIMUM        MAXIMUM
 ------------------------------------------------------------------------------
 Total annual underlying mutual fund operating
 expenses (expenses that are deducted from
 underlying mutual fund assets, including
 management fees, distribution and/or service         0.26%          1.44%
 (12b-1) fees and other expenses)
 ------------------------------------------------------------------------------


Annual expenses of the underlying mutual funds (as a percentage of average net assets) as of December 31, 2006:

                                  ANNUAL UNDERLYING MUTUAL FUND EXPENSES
                                                                               ACQUIRED
                                                                                 FUND
                                                                             ("UNDERLYING
                                                                                FUND")          TOTAL          CONTRACTUAL
                                     MANAGEMENT    12B-1       OTHER           FEES AND         GROSS              NET
      UNDERLYING MUTUAL FUNDS           FEES     FEES/(1)/   EXPENSES          EXPENSES    EXPENSES/(//2)/       EXPENSES
      -----------------------        ----------  ---------   --------        ------------  ----------------  ----------------
 AIM V.I. Basic Value Fund - Series                                                          1.02%/(3)(4)/
 I                                    0.72%         N/A%      0.30%
 AIM V.I. Small Cap Equity Fund -
 Series I                             0.75           N/A      0.53              0.01%/       1.29               1.15/(5)(6)/
 AllianceBernstein Small Cap Growth
 Portfolio - Class A                  0.75           N/A      0.41                           1.16
 American Century VP II Inflation
 Protection Fund - Class II           0.49/(7)/     0.25      0.01                 /         0.75
 American Century VP Ultra - Class
 II                                   0.90/(7)/     0.25      0.00/(8)/                      1.15
 American Century VP Vista Fund -
 Class I                              1.00           N/A      0.00/(8)/                      1.00
 Dreyfus IP Technology Growth -
 Service Shares                       0.75          0.25      0.12/(9)/            /         1.12
 Fidelity VIP Contrafund - Service
 Class 2                              0.57          0.25      0.09                 /         0.91               0.90/(//10//)/
 Fidelity VIP Equity-Income -
 Service Class 2                      0.47          0.25      0.10                 /         0.82                  /
 Fidelity VIP Growth - Service
 Class 2                              0.57          0.25      0.12                           0.94               0.92/(//10//)/
 Fidelity VIP Mid Cap - Service
 Class 2                              0.57          0.25      0.11                           0.93               0.91/(//10//)/
 Fidelity VIP Overseas - Service
 Class 2                              0.72          0.25      0.16                           1.13               1.06/(//10//)/
 Goldman Sachs VIT Structured Small
 Cap Equity Fund - Institutional
 Class                                0.75           N/A      0.12                           0.87               0.75/(1//1//)/
 Goldman Sachs VIT Mid Cap Value
 Fund - Institutional Class           0.80           N/A      0.06                           0.86               0.80/(1//2//)/
 Neuberger Berman AMT Fasciano
 Portfolio - S Class                  1.15          0.25      0.60                           2.00               1.40/(1//3//)/
 Lehman Brothers High Income Bond
 Portfolio- S Class                   0.78          0.25      2.41                           3.44               1.10/(1//3//)/
 Neuberger Berman AMT Partners
 Portfolio - I Class                  0.83           N/A      0.08                           0.91
 Neuberger Berman AMT Socially
 Responsive Portfolio - I Class       0.85           N/A      0.13                           0.98                  /
 Principal VCF Asset Allocation,
 Class 1                              0.80           N/A      0.03                           0.83
 Principal VCF Bond, Class 1          0.43           N/A      0.09                           0.52
 Principal VCF Capital Value, Class
 1                                    0.60           N/A      0.00                           0.60
 Principal VCF Diversified
 International, Class 1               0.84           N/A      0.07                           0.91/(//1//4//)/
 Principal VCF Equity Growth, Class
 1                                    0.76           N/A      0.00                           0.76                  /
 Principal VCF Equity Income I
 Account - Class 1                    0.49           N/A      0.04                           0.53/(15)/
 Principal VCF Equity Value, Class
 1                                    0.85           N/A      0.23                           1.08               0.90/(1//6//)/
 Principal VCF Government & High
 Quality Bond, Class 1                0.45           N/A      0.11                           0.56
 Principal VCF Growth, Class 1        0.68           N/A      0.01                           0.69/(17)/            /
 Principal VCF International
 Emerging Markets, Class 1            1.25           N/A      0.19                           1.44                  /
 Principal VCF International
 SmallCap Account - Class 1           1.18           N/A      0.09                           1.27
 Principal VCF LargeCap Blend,
 Class 1                              0.75           N/A      0.01                           0.76/(18)/            /
 Principal VCF LargeCap Stock
 Index, Class 1                       0.25           N/A      0.01                           0.26                  /
 Principal VCF LargeCap Value,
 Class 1                              0.75           N/A      0.01                           0.76                  /
 Principal VCF MidCap, Class 1        0.57           N/A      0.00                           0.57
 Principal VCF MidCap Growth, Class
 1                                    0.90           N/A      0.02                           0.92
 Principal VCF MidCap Value, Class
 1                                    1.05           N/A      0.01                           1.06                  /
 Principal VCF Money Market, Class
 1                                    0.48           N/A      0.01                           0.49/(19//)/
 Principal VCF Principal LifeTime
 2010 Account - Class 1               0.12           N/A      0.04              0.62         0.78               0.78/(//20//)/
 Principal VCF Principal LifeTime
 2020 Account - Class 1               0.12           N/A      0.02              0.63         0.77               0.76/(//20//)/
 Principal VCF Principal LifeTime
 2030 Account - Class 1               0.12           N/A      0.09              0.67         0.88               0.83/(//20//)/
 Principal VCF Principal LifeTime
 2040 Account - Class 1               0.12           N/A      0.20              0.69         1.01               0.82/(//20//)/
 Principal VCF Principal LifeTime
 2050 Account - Class 1               0.12           N/A      0.32              0.71         1.15               0.83/(//20//)/
 Principal VCF Principal LifeTime
 Strategic IncomeAccount - Class 1    0.12           N/A      0.09              0.58         0.79               0.72/(//20//)/
 Principal VCF Real Estate
 Securities, Class 1                  0.87           N/A      0.00                           0.87/(21)/
 Principal VCF Short-Term Bond,
 Class 1                              0.50           N/A      0.14                           0.64
 Principal VCF SmallCap Growth,
 Class 1                              1.00           N/A      0.02                           1.02/(22)/            /
 Principal VCF SmallCap Value,
 Class 1                              1.08           N/A      0.03                           1.11/(23)/
 Principal VCF Strategic Asset
 Management Balanced Portfolio -
 Class 1                              0.25           N/A      0.01              0.66         0.92/(24)/
 Principal VCF Strategic Asset
 Management Conservative Balanced
 Portfolio - Class 1                  0.25           N/A      0.01              0.62         0.88/(24)/
 Principal VCF Strategic Asset
 Management Conservative Growth
 Portfolio - Class 1                  0.25           N/A      0.01              0.69         0.95/(24)/
 Principal VCF Strategic Asset
 Management Flexible Income
 Portfolio - Class 1                  0.25           N/A      0.01              0.59         0.85/(24)/
 Principal Strategic Asset
 Management Strategic Growth
 Portfolio - Class 1                  0.25           N/A      0.01              0.73         0.99/(24)/
 Principal VCF West Coast Equity,
 Class 1                              0.63           N/A      0.02                           0.65/(2//5)/
 T. Rowe Price Blue Chip Growth
 Portfolio - II                       0.85          0.25       N/A                           1.10
 T. Rowe Price Health Sciences
 Portfolio - II                       0.95          0.25       N/A                           1.20

/ //(1)/ Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
/ //(2)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.

/ //(3)/ Through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).
/ //(4)/ The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

/ //(5) /Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
/ //(6)/ As a result of reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor for AIM V.I. Small Cap Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual fund Operating Expenses of Series I shares to 1.15% of average daily net assets. This expense limitation agreement is in effect through at least April 30, 2008./ /
/ //(//7//)/ The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase and increases as the fund's assets decrease.

/ //(8)/ Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, interest, and fees and expenses incurred indirectly by the fund as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles, were less than 0.005% for the most recent fiscal year.
/ //(//9//)/
/ //(10)/ A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been VIP Contrafund 0.90%; VIP Growth 0.92%; VIP Mid Cap 0.91%; and VIP Overseas 1.06%. These offsets may be discontinued at any time.
/ //(1//1//)/ Goldman Sachs, has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. Goldman Sachs has entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of the date of this Prospectus equal to 0.75%. Management fee annual rate on the first $2 billion in average daily net assets and 0.68% Management fee annual over $2 billion in average daily net assets.
/ //(1//2//)/ Goldman Sachs has entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of the date of this Prospectus equal to 0.80%. Management fee annual rate on the first $2 billion in average daily net assets and 0.72% Management fee annual over $2 billion in average daily net assets.
/ /

/ //(1//3//) /Neuberger Berman Management, Inc. (NBMI) has undertaken through
 December 31, 2010, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in aggregate, 1.10% of average daily net asset value of the Lehman Brothers High Income Bond Portfolio, 1.40% of the average daily net asset value of the Fasciano Portfolio, and 1.30% of the average daily net asset value of the Socially Responsive Portfolio.The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
/ //(14)// /Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.04% for Class 1 shares and 1.29% for Class 2 shares.
/ //(15)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Class 1 shares and 0.91% for Class 2 shares. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(16)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account through the period ending April 29, 2008. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net asset on an annualized basis) not to exceed 0.90%.
/ //(17)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Class 1 shares and 1.05% for Class 2 shares.



/ //(18)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.78% for Class 1 shares and 1.03% for Class 2 shares. The expenses shown for Class 2 are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(19)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.72% for Class 1 shares and 0.97% for Class 2 shares. The expenses shown for Class 2 are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(20)/ Principal has contractually agreed to limit the Account's expenses
 (not including underlying fund expenses) and if necessary, pay expenses normally payable by the Accounts, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.16% for the Principal LifeTime 2010 Account, 0.13% for the Principal LifeTime 2020 Account, 0.16% for the Principal LifeTime 2030 Account, 0.13% for the Principal LifeTime 2040 Account, 0.12% for the Principal LifeTime 2050 Account and 0.14% for the Principal Strategic Income Account.
/ //(21)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class 1 shares and 1.15% for Class 2 shares. The expenses shown for Class 2 are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(22)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.02% for Class 1 shares and 1.27% for Class 2 shares. The expenses shown for Class 2 are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(23)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and 2 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Class 1 shares and 1.26% for Class 2 shares. The expenses shown for Class 2 are estimated. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(24)/ The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis. Principal has contractually agreed to limit the Portfolios' expenses (not including underlying fund expenses) and, if necessary, pay expenses normally payable by the Portfolios, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for the Class 1 shares and 0.55% for the Class 2 shares of the Flexible Income Portfolio, 0.35% for the Class 1 shares and 0.60% for the Class 2 shares of the Conservative Balanced Portfolio, 0.28% for the Class 1 shares and 0.53% for the Class 2 shares of the Balanced Portfolio, 0.29% for the Class 1 shares and 0.54% for the Class 2 shares of the Conservative Growth Portfolio and 0.30% for the Class 1 shares and 0.55% for the Class 2 shares of the Strategic Growth Portfolio.
/ //(25)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 and Class 2 shares an, if necessary, pay expenses normally payable by the Account through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Class 1 shares and 0.93% for Class 2 shares. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.

EXAMPLE
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses. The shaded areas show charges that apply to Contracts with the premium payment credit rider. The unshaded areas show charges that apply to Contracts without the premium payment credit rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

EXAMPLE 1. CONTRACT WITHOUT RIDERS. This Example reflects the maximum charges imposed if you were to purchase the Contract without any riders. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2006). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;
.. a 5% return each year;

.. an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
.. that the Contract has been purchased without optional riders; and .. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of any of the underlying mutual funds.

This Example shows the current fees of the Contract.

                                                                                                            IF YOU FULLY
                                 IF YOU SURRENDER YOUR CONTRACT            IF YOU DO NOT              ANNUITIZE YOUR CONTRACT
                                  AT THE END OF THE APPLICABLE               SURRENDER                   AT THE END OF THE
                                          TIME PERIOD                      YOUR CONTRACT               APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                               1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.  3 YRS.  5 YRS.   10 YRS.
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Total Underlying
 Mutual Fund                    821     1,402    1,799    2,964     268    820    1,399    2,964    268    820    1,399     2,964
 Operating Expenses (1.44%)
-----------------------------------------------------------------------------------------------------------------------------------
 Minimum total Underlying
 Mutual Fund                    713     1,071    1,212    1,773     152    471      812    1,773    152    471      812     1,773
 Operating Expenses (0.26%)
-----------------------------------------------------------------------------------------------------------------------------------




EXAMPLE 2. CONTRACT WITH PREMIUM PAYMENT CREDIT AND ENHANCED DEATH BENEFIT RIDERS. This Example reflects the maximum charges imposed if you were to purchase the Contract with the premium payment credit and enhanced death benefit riders. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2006). The Example assumes:

.. a $10,000 investment in the Contract for the time periods indicated; .. a 5% return each year;

.. an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
.. that the premium payment credit rider was added to the Contract at issue and the premium payment credit rider surrender charge schedule is applied;
.. that the enhanced death benefit rider was added to the Contract at issue; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of any of the underlying mutual funds.
..


This Example shows the current fees of the Contract.

                                                                                                            IF YOU FULLY
                                 IF YOU SURRENDER YOUR CONTRACT            IF YOU DO NOT              ANNUITIZE YOUR CONTRACT
                                  AT THE END OF THE APPLICABLE               SURRENDER                   AT THE END OF THE
                                          TIME PERIOD                      YOUR CONTRACT               APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                               1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.  3 YRS.  5 YRS.   10 YRS.
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Total Underlying
 Mutual Fund                   1,141    1,819    2,396    3,794     369   1,122   1,896    3,794    869   1,622   1,896     3,794
 Operating Expenses (1.44%)
-----------------------------------------------------------------------------------------------------------------------------------
 Minimum total Underlying
 Mutual Fund                   1,030    1,461    1,802    2,631     248     761   1,302    2,631    748   1,261   1,302     2,631
 Operating Expenses (0.26%)
-----------------------------------------------------------------------------------------------------------------------------------




EXAMPLE 3. CONTRACT WITH INVESTMENT PROTECTOR PLUS, PREMIUM PAYMENT CREDIT AND ENHANCED DEATH BENEFIT RIDERS. This Example reflects the charges imposed if you were to purchase the Contract with the Investment Protector Plus rider. The Example also reflects the minimum and maximum annual underlying mutual fund operating expenses (as of December 31, 2006) for the limited array of underlying mutual funds available when utilizing the Investment Protector Plus rider (see the rider description for more details). The Example assumes:
.. a $10,000 investment in the Contract for the time periods indicated;
.. a 5% return each year;

.. an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
.. that the Investment Protector Plus rider was added to the Contract at issue;

.. that the premium payment credit rider was added to the Contract at issue and the premium payment credit rider surrender charge schedule is applied;
.. that the enhanced death benefit rider was added to the Contract at issue; and

.. the maximum and minimum fees and expenses (without voluntary fee waivers, if any) of the underlying mutual funds available when utilizing the Investment Protector Plus rider.
..


This Example shows the current fees of the Contract.

                                                                                                            IF YOU FULLY
                                 IF YOU SURRENDER YOUR CONTRACT            IF YOU DO NOT              ANNUITIZE YOUR CONTRACT
                                  AT THE END OF THE APPLICABLE               SURRENDER                   AT THE END OF THE
                                          TIME PERIOD                      YOUR CONTRACT               APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                               1 YR.   3 YRS.   5 YRS.   10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.  1 YR.  3 YRS.  5 YRS.   10 YRS.
-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Total Underlying
 Mutual Fund                   1,143    1,821    2,396    3,774     371   1,124   1,896    3,774    871   1,624   1,896     3,774
 Operating Expenses (0.88%)
-----------------------------------------------------------------------------------------------------------------------------------
 Minimum total Underlying
 Mutual Fund                   1,109    1,715    2,217    3,424     334   1,015   1,717    3,424    834   1,515   1,717     3,424
 Operating Expenses (0.52%)
-----------------------------------------------------------------------------------------------------------------------------------




SUMMARY


This prospectus describes a flexible variable annuity offered by the Company.
The Contract is designed to provide individuals with retirement benefits, including:
.. non-qualified retirement programs; and
.. Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (see Federal Tax Matters - IRA, SEP and SIMPLE-IRA and Rollover IRAs). THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL IF YOU PURCHASE IT TO FUND AN IRA OR OTHER INVESTMENT VEHICLE THAT ALREADY PROVIDES TAX DEFERRAL.

For information on how to purchase the Contract, please see THE CONTRACT - To Buy a Contract.


This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial premium payment must be $5,000 or more for non-qualified contracts. .. Initial premium payment must be $2,000 for all other contracts.
.. Each subsequent payment must be at least $500.
.. If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net premium payments to the investment options.
.. A complete list of the divisions may be found in the Table of Separate Account
  Divisions later in this prospectus. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
.. The investment options also include the Fixed Account and the DCA Plus
  Accounts.

TRANSFERS (See Division Transfers and Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see Scheduled DCA Plus Transfers and Unscheduled DCA Plus Transfers).
During the accumulation period:
.. a dollar amount or percentage of transfer must be specified;
.. a transfer may occur on a scheduled or unscheduled basis;
.. transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and .. transfers into DCA Plus Accounts are not permitted.
During the annuity benefit payment period, transfers are not permitted (no transfers once payments have begun).

SURRENDERS (See Surrenders and Fixed Account Transfers, Total and Partial Surrenders and DCA Plus Surrenders)
During the accumulation period:
.. a dollar amount must be specified;
.. surrendered amounts may be subject to surrender charge;
 .for Contracts without the premium payment credit rider, the maximum surrender charge is 6% of the amount(s) surrendered.
  .for Contracts with the premium payment credit rider, the maximum surrender charge is 8% of the amount(s) surrendered.
.. total surrenders may be subject to an annual Contract fee;
.. during a contract year, partial surrenders less than the Contract's earnings or 10% of premium payments are not subject to a surrender charge; and .. surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX
  MATTERS).

CHARGES AND DEDUCTIONS (see CHARGES AND DEDUCTIONS)

.. There is no sales charge on premium payments.
.. A contingent deferred surrender charge is imposed on certain total or partial surrenders.
.. An annual mortality and expense risks charge equal to 1.25% of amounts in the
  Separate Account divisions is imposed daily.
.. The daily Separate Account administration charge currently is zero but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
.. The optional riders are available at an additional charge (see CHARGES AND
  DEDUCTIONS).

.. Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Variable Annuity Contract with us, then all the Contracts you own or jointly own may be aggregated on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
.. Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from premium payments or accumulated values.

ANNUITY BENEFIT PAYMENTS
.. You may choose from several fixed annuity benefit payment options which are described in The Annuitization Period - Annuity Benefit Payment Options.
.. Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

DEATH BENEFIT

.. If the owner dies before the annuitization date, a death benefit is payable
  (see Death Benefit).
.. The death benefit may be paid as either a single sum cash benefit or under an annuity benefit payment option (see Death Benefit).
.. If the annuitant dies on or after the annuitization date, the beneficiary will receive only any continuing payments which may be provided by the annuity benefit payment option in effect.

EXAMINATION OFFER PERIOD (FREE-LOOK) (see Right to Examine the Contract (Free-Look))
..You may return the Contract during the examination offer period which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
..We return all premium payments if required by state law. Otherwise we return accumulated value.
.. We keep the full amount of any premium payment credit.

THE PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the Company. The

Separate Account division accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.


Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.


THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392 and is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


THE SEPARATE ACCOUNT


Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS


The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR ANNUITY SERVICE OFFICE (CALL 1-800-852-4450).


The Company purchases and sells underlying mutual fund shares for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, the advisor and, if applicable, sub-advisor for, each division.


THE CONTRACT


The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.


TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at the annuity service office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.


Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity's features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.


PREMIUM PAYMENTS
.. The initial premium payment must be at least $5,000 for non-qualified retirement programs.
.. All other initial premium payments must be at least $2,000.
.. If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
.. All premium payments are subject to a surrender charge period that begins in the contract year each payment is received.
.. Subsequent payments must be at least $500 and can be made until the annuitization date.
.. If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

.. The total of all premium payments may not be greater than $2,000,000 without our prior approval.

..In the state of Washington, for contracts with the Premium Payment Credit
  Rider no premium are allowed after the first contract year.



RIGHT TO EXAMINE THE CONTRACT (FREE-LOOK)
Under state law, you have the right to return the Contract for any reason during the examination offer period. The examination offer period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:

.. Arizona and you are age 65 and over (30 day examination offer period), .. California and you are age 60 and over (30 day examination offer period), .. Idaho (20 day examination offer period), or .. North Dakota (20 day examination offer period).

Some states require us to return the initial premium payment while other states require us to return the accumulated value. Though we currently allocate your initial premium to the investment options you have selected, we reserve the right to allocate initial premiums to the Money Market Division during the examination offer period. In addition, we are required to allocate initial premium payments to the Money Market Division if the contract is issued in California and the owner is age 65 or older. After the examination offer period, the current value of the Money Market Division will be reallocated according to your allocation instructions. The states in which purchase payments are returned are:

  Georgia             Louisiana           Nebraska            Rhode Island
  Hawaii              Maine               New Hampshire       South Carolina
  Idaho               Maryland            North Carolina      Utah
  Iowa                Michigan            Oklahoma            Virginia
  Kentucky            Missouri            Pennsylvania        West Virginia


Please note that we recapture the premium payment credit if you decide to return the Contract during the examination offer period. We recover the full amount of the premium payment credit and you could receive less than your initial premium payment.



If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination offer periods may apply. The Company reserves the right to keep the initial premium payment in the Money Market Division longer than 10 days to correspond to the examination offer periods of a particular state's replacement requirements.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the free-look period, we will return the greater of:
.. total premium payments; or
.. accumulated value.

To return a Contract, you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination offer period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination offer period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


Exchange Credit
---------------

If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are no longer subject to surrender charges, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the premium payment. We reserve the right to change or discontinue the exchange credit.

Both SPDA and SPDA+ are annuities which provide a fixed rate of accumulation. The values in the Separate Account divisions in this Contract vary with the investment experience and objectives of the various underlying mutual funds. Thus, the value of your Contract may increase or decrease with the investment holdings of the Separate Account divisions.


When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.


To complete a transfer to this Contract, send:
.. a Contract application,
.. a SPDA/SPDA+ surrender form,

.. a replacement form (based on state written), and .. an Annuity Exchange Request and Release Form.
The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

(This "exchange credit" may not be available in all states. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The Exchange Credit is allocated among the Separate Account divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the premium payment. The credit is treated as earnings. We recover the 1% credit if you exercise your right to return the Contract during the examination offer period (see Right to Examine the Contract).

PREMIUM PAYMENT CREDIT RIDER
You may elect a premium payment credit rider at the time the Contract is issued (the rider may not be available in all states; consult your sales representative or the annuity service office for availability). If the premium payment credit rider is elected, the following provisions apply to the
Contract:
..
  A credit of 5% will be applied to premium payments received during your first contract year. For example, if you make premium payments totaling $10,000 in your first contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional premium payment of $5,000 is made in your second contract year, no credit is added as a result of the $5,000 premium payment.
..The credit is allocated among the investment options according to your then current premium payment allocations.
..If you exercise your right to return the Contract during the examination offer period, the amount returned to you is reduced by any credits. You could receive less than your initial premium payment.
..We recapture the premium payment credit if you request full annuitization of the Contract prior to the third contract anniversary or if you decide to return the Contract during the examination offer period. The credit is recovered from your investment options according to your surrender allocation percentages (if surrender allocation percentages are not specified, we would use your premium allocation percentages). Potentially, the amount we would recover could be more than the current value of the credit. If the investment options have experienced negative investment performance you would bear the loss for the difference between the original value of the credit (the amount recaptured) and the current (lower) value of that credit.
..During each of contract years two and three, the amount of the partial annuitization is limited to no more than 10% of the accumulated value as of the most recent contract anniversary.
.. Credits are considered earnings under the Contract.
..All premium payments are subject to the 9-year surrender charge table (see
  Surrender Charge).
..The premium payment credit rider may not be cancelled and the associated
  9-year surrender charge period cannot be changed.
.. You may not participate in the DCA Plus Program.

The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. The charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit has been recovered. You should carefully examine the premium payment credit rider to decide if the premium payment credit rider is suitable as there are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
..the length of time you plan to own the Contract (the rider increases the amount and duration of the surrender charges);
..the frequency, amount and timing of any partial surrenders (the rider increases the amount and duration of the surrender charges);
..the amount and timing of your premium payment(s). If you elect the rider and anticipate making additional premium payments after the first contract year, please note that premium payments after the first contract year will be assessed higher Separate Account charges though no credit is applied to those premium payments; and
..the higher Separate Account charges have a negative impact on investment performance.

The charges used to recoup our expense of payment the premium payment credit include the surrender charge and the premium payment credit rider charge. We expect to make a profit from these charges.


The following tables demonstrate hypothetical values but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:
.. a $25,000 initial premium payment and no additional premium payments;
.. the deduction of total Separate Account annual expenses:
  . Contracts with the premium payment credit rider:
    . 1.85% annually for the first eight contract years
    . 1.25% annually after the first eight contract years
  . Contracts without the premium payment credit rider:
    . 1.25% annually for all contract years.
..the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2006;
.. 0%, 5% and 10% annual rates of return before charges; and ..payment of the $30 annual contract fee (while the Contract's value is less than $30,000).

                  0% ANNUAL RETURN                  5% ANNUAL RETURN                 10% ANNUAL RETURN
          --------------------------------  --------------------------------  --------------------------------
          SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE  SURRENDER VALUE   SURRENDER VALUE
              WITHOUT           WITH            WITHOUT           WITH            WITHOUT            WITH
CONTRACT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT  PREMIUM PAYMENT   PREMIUM PAYMENT
  YEAR     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER     CREDIT RIDER      CREDIT RIDER
--------  ---------------  ---------------  ---------------  ---------------  ---------------   ---------------
   1        $23,120.68       $23,662.52       $24,295.68       $24,870.02       $ 25,470.68       $ 26,127.74
   2        $22,602.66       $22,993.83       $24,959.88       $25,401.84       $ 27,526.18       $ 28,171.95
   3        $22,095.67       $22,559.10       $25,643.13       $26,234.47       $ 29,809.85       $ 30,614.73
   4        $21,802.69       $22,128.39       $26,618.05       $27,089.05       $ 32,523.18       $ 33,216.86
   5        $21,509.95       $21,701.77       $27,637.20       $27,957.33       $ 35,430.31       $ 35,989.94
   6        $21,217.57       $21,279.33       $28,678.39       $28,839.63       $ 38,546.50       $ 38,946.39
   7        $20,925.64       $20,861.11       $29,772.28       $29,766.27       $ 41,888.19       $ 42,099.53
   8        $20,817.44       $20,447.18       $31,140.37       $30,708.26       $ 45,723.12       $ 45,463.66
   9        $20,343.52       $20,161.23       $32,033.34       $31,853.18       $ 49,320.43       $ 49,329.90
   10       $19,879.72       $19,875.90       $32,951.93       $33,023.77       $ 53,200.76       $ 53,480.64
   15       $17,704.88       $17,701.46       $37,955.41       $38,038.17       $ 77,691.37       $ 78,100.09
   20       $15,752.25       $15,749.18       $43,718.64       $43,813.95       $113,456.06       $114,052.93



The higher the rate of return, the more advantageous the premium payment credit rider becomes. However, Contracts with the premium payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the premium payment credit rider. If you surrender your Contract with the premium payment credit rider while subject to a surrender charge, your surrender value may be less than the surrender value of a Contract without the premium payment credit rider.

THE ACCUMULATION PERIOD
The Value of Your Contract
--------------------------
The accumulated value of your Contract is the total of the Separate Account division accumulated value plus the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division accumulated value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.


The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
.. your initial premium payment;
.. subsequent investments;
.. premium payment credits; and
.. transfers from another investment option.
minus units sold:
.. for partial surrenders and/or partial annuitizations from the division;
.. as part of a transfer to another division or the Fixed Account; and .. to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is (((a) plus (b)) divided by (c)) minus (d) where:

.. (a) is the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
.. (b) is the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
.. (c) is the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and .. (d) are the total Separate Account annual expenses.
  * When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


Premium Payments
----------------
.. On your application, you direct your premium payments to be allocated to the investment options.
.. Allocations may be in percentages.
.. Percentages must be in whole numbers and total 100%.
.. Subsequent premium payments are allocated according to your then current allocation instructions.
.. Changes to the allocation instructions are made without charge.
  . A change is effective on the next valuation period after we receive your new instructions.
  . You can change the current allocations and future allocation instructions by:
    . mailing your instructions to us;
    . calling us at 1-800-852-4450 (if telephone privileges apply);
    . faxing your instructions to us at 1-866-894-2087; or
    . visiting www.principal.com.
.. Changes to premium payment allocations do not automatically result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
.. Premium payments are credited on the basis of unit value next determined after we receive a premium payment.
.. If no premiums are paid during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers
------------------
.. You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-866-894-2087).
.. You must specify the dollar amount or percentage to transfer from each division.
.. The minimum transfer amount is the lesser of $100 or the value of your division.

.. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers
---------------------
.. You may make unscheduled division transfers from a division to another division or to the Fixed Account by:
  . mailing your instructions to us;
  . calling us at 1-800-852-4450 (if telephone privileges apply);
  . faxing your instructions to us at 1-866-894-2087; or
  . visiting www.principal.com.
.. Transfers are not permitted into DCA Plus Accounts.
.. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
.. We reserve the right to impose a fee of $ 30 on each unscheduled transfer after the first in a contract year.

LIMITATIONS ON UNSCHEDULED TRANSFERS . We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
.. requiring a minimum time period between each transfer;
.. imposing a transfer fee;
.. limiting the dollar amount that an owner may transfer at any one time; or .. not accepting transfer requests from someone providing requests for multiple
  Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)
-------------------------------------------
.. You may elect to have transfers made on a scheduled basis.
.. There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
.. You must specify the dollar amount of the transfer.
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Transfers are not permitted into DCA Plus Accounts.
.. If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
.. Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
     Example:

   MONTH       AMOUNT INVESTED      SHARE PRICE      SHARES PURCHASED
   -----       ---------------      -----------      ----------------
 January           $    100           $ 25.00                       4
 February          $    100           $ 20.00                       5
 March             $    100           $ 20.00                       5
 April             $    100           $ 10.00                      10
 May               $    100           $ 25.00                       4
 June              $    100           $ 20.00                       5
                   --------           -------                       -
 Total             $    600           $120.00                      33



In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased (33)).

AUTOMATIC PORTFOLIO REBALANCING (APR)
.. APR allows you to maintain a specific percentage of your Separate Account division accumulated value in specified divisions over time.
.. You may elect APR at any time after the examination offer period has expired. .. APR is not available for values in the Fixed Account or the DCA Plus Accounts. .. APR is not available if you have arranged scheduled transfers from the same division.
.. There is no charge for APR transfers and no charge for participating in the
  APR program.
.. APR may be done on the frequency you specify:
  . quarterly (on a calendar year or contract year basis); or . semiannually or annually (on a contract year basis).
.. You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-866-894-2087). (Divisions are rebalanced at the end of the next valuation period following your request.)

     Example: You elect APR to maintain your Separate Account division accumulated value with 50% in the Capital Value Division and 50% in the Bond Division. At the end of the specified period, 60% of the values are in the Capital Value Division, with the remaining 40% in the Bond Division. By rebalancing, units from the Capital Value Division are sold and applied to the Bond Division so that 50% of the Separate Account division accumulated value is once again in each Division.

TELEPHONE AND INTERNET SERVICES
These services permit you to:
.. make premium payment allocation changes;
.. make redemptions;
.. set up DCA scheduled transfers;
.. make transfers; and
.. make changes to APR.

Instructions received via our telephone services and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.


If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use these services. Instructions provided by the authorized individual are binding on the owner.


We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.


Telephone Services
------------------
Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received in good order by us before the close of normal trading of the NYSE. Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.


Internet
--------
Internet access is available for both you and your sales representative at www.principal.com. You may elect Internet authorization for your sales representative by providing us written notice.

SURRENDERS
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
   Principal Life Insurance Company
   P O Box 9382
   Des Moines, Iowa 50306-9382

Surrenders result in the cancellation of units and your receipt of the value of the canceled unit minus any applicable fee and surrender charge. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).


Total Surrender
---------------
.. You may surrender the Contract at any time before the annuitization date.
.. You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
.. The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
.. The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
.. We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

Unscheduled Partial Surrender
-----------------------------
.. Prior to the annuitization date, you may surrender a part of the accumulated value.
.. You must specify the dollar amount of the surrender (which must be at least
  $100).
.. The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
.. The surrender is deducted from your investment options according to your surrender allocation percentages.
.. If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
.. The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
---------------------------
.. You may elect partial surrenders from any of the investment options on a scheduled basis.
.. Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
.. You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
.. If the selected date is not a valuation date, the surrender is completed on the next valuation date.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge.
.. The surrenders continue until your value in the investment option is zero or we receive written notice to stop the surrenders.

INVESTMENT PROTECTOR PLUS RIDER
You may elect to purchase the optional Investment Protector Plus Rider at an additional charge. The Contract is available with or without the rider. The rider provides protection against market risk by allowing you to make certain annual withdrawals (partial surrenders and partial annuitizations), regardless of your accumulated value. Election of this rider may or may not be to your benefit. If you do not intend to make any partial surrenders or partial annuitizations, the rider is not appropriate for you. Please review the rider terms and consult your sales representative to determine whether the rider is appropriate for you.

We guarantee that you may withdraw certain guaranteed minimum withdrawal benefit
(GMWB) amounts each contract year, regardless of your accumulated value, subject to the terms and conditions of the rider.


The rider:
.. Provides the flexibility of two separate measures of withdrawal benefits without requiring you to elect either measure (as long as the accumulated value is greater than zero);
.. Limits the investment options available under the Contract; and .. Has a charge which is discussed in the section CHARGES AND DEDUCTIONS -Charges for Optional Riders

The rider is available only at the time the Contract is issued and only if the older owner is younger than age 81. (If the owner is not a natural person, then the rider is available only if the older annuitant is younger than age 81.) You may not terminate the rider during the first five contract years. The rider does not restrict or change your partial surrender or partial annuitization rights under the Contract, including your right to elect scheduled partial surrenders. You must notify us if you want to make a withdrawal.


The rider provides two alternative withdrawal benefit measures - For Life and Investment Back measures.

.. The For Life measure guarantees that, regardless of the accumulated value, you may withdraw 5% of the For Life withdrawal benefit base for the rest of your life (annuitant's life if the owner is not a natural person) or until the For Life withdrawal benefit base is zero. Your right to the 5% annual For Life benefit does not commence until the contract year after the older owner (older annuitant if the owner is not a natural person) attains age 59 1/2.
.. The Investment Back measure guarantees that, regardless of the accumulated value, you may withdraw 7% annually of the Investment Back withdrawal benefit base until the Investment Back remaining withdrawal benefit base is zero. Your right to the 7% annual Investment Back benefit commences immediately.
You are not required to elect a withdrawal benefit measure (as long as the accumulated value is greater than zero). We tell you each contract year the amount of the For Life withdrawal benefit and the Investment Back withdrawal benefit.

NOTE: The rider is designed to permit you to recover at least your premium payments by allowing periodic withdrawals of specified amounts for the duration of the rider. Withdrawal amounts that exceed the withdrawal benefit under a measure will have a negative effect on the benefits of this rider and may result in termination of the rider for lack of value in the withdrawal benefit base. Please refer to the examples in Appendix A so that you may better understand how withdrawals affect the benefits available under this rider.

Definitions
-----------
Some important terms in understanding this rider are:
.. Excess Withdrawal - the portion of a withdrawal that exceeds the withdrawal benefit under either measure.
.. GMWB Bonus - an amount equal to 5% of total premium payments (see GMWB Bonus).

.. GMWB Step-Up - if the accumulated value of the Contract is greater than the Investment Back remaining withdrawal benefit base, you may increase ("step-up") the remaining withdrawal benefit base for both measures to the accumulated value in certain years (see GMWB Step-Up).
.. Remaining withdrawal benefit base - the amount that is available for future withdrawal benefits.
.. Withdrawal benefit- the amount that we guarantee you may withdraw each year under the For Life and the Investment Back measures.
.. Withdrawal benefit base - the basis for determining the withdrawal benefit available each year under the For Life and Investment Back measures.

Calculation of the For Life Withdrawal Benefit
----------------------------------------------
We determine the For Life withdrawal benefit on the contract date and each contract anniversary as follows:

.. The For Life withdrawal benefit is not available until the contract year commencing after the older owner (older annuitant if the owner is not a natural person) attains age 59 1/2. Any withdrawal that you make prior to the contract year after the older owner attains age 59 1/2 and the portion of any withdrawals that exceed the For Life withdrawal benefit in any year thereafter is an Excess Withdrawal that reduces the For Life withdrawal benefit base.
.. Thereafter, the For Life benefit is 5% of the For Life withdrawal benefit base until the earlier to occur of:
 (i) the date the For Life withdrawal benefit base is zero; or

 (ii) the date of your death (annuitant's death if the owner is not a natural person). At your death, your beneficiary(ies) elects to receive the Investment Back benefit (a series of benefits) or the death benefit under the Contract (as a lump sum).

Calculation of the Investment Back Withdrawal Benefit
-----------------------------------------------------
We determine the Investment Back withdrawal benefit on the contract date and each contract anniversary as follows:
.. The Investment Back withdrawal benefit starts on the contract date.
.. The benefit is 7% of the Investment Back withdrawal benefit base until the Investment Back remaining withdrawal benefit base is zero.

.. The portion of any withdrawals that exceed the Investment Back withdrawal benefit in any year is an Excess Withdrawal that reduces the Investment Back withdrawal benefit base.

Calculation of the Withdrawal Benefit Base
------------------------------------------
We calculate the withdrawal benefit base for the Investment Back and the For Life measures separately on the contract date and each contract anniversary. On the contract date, the withdrawal benefit base for both measures equals your total premium payments. On succeeding contract anniversaries, the withdrawal benefit base equals total premium payments minus Excess Withdrawals (as computed for the particular measure).

Excess Withdrawal is the greater of (a) or (b) where:
(a) is the amount of the partial surrender (and surrender charge, if any) or the partial annuitization that exceeds the withdrawal benefit remaining prior to the surrender or annuitization; and
(b) is the result of ((1) divided by (2)) multiplied by (3) where:
 (1) is the amount of the partial surrender (and surrender charge, if any) or partial annuitization that exceeds the withdrawal benefit remaining prior to the partial surrender or partial annuitization; and
 (2) is the accumulated value after the withdrawal benefit is deducted but prior to deducting the amount of the partial surrender (and surrender charge, if any) or the amount of the partial annuitization that exceeds the withdrawal benefit; and
 (3) is the withdrawal benefit base prior to the adjustment for the excess withdrawal amount.

Calculation of the Remaining Withdrawal Benefit Base
----------------------------------------------------
We calculate the remaining withdrawal benefit base for the Investment Back and For Life measures separately. We adjust the remaining withdrawal benefit base whenever a premium payment, partial surrender or partial annuitization occurs. On the contract date, the remaining withdrawal benefit base for both measures equals the withdrawal benefit base; i.e., total premium payments. After the contract date, the remaining withdrawal benefit base is the total of all premium payments minus an amount that is the result of (a) plus (b) where:
(a) is the actual amount surrendered or annuitized that does not exceed the withdrawal benefit remaining prior to the surrender; and
(b) is the greater of (1) and (2) where:
 (1) is the amount of the partial surrender (and surrender charge, if any) or the partial annuitization that exceeds the withdrawal benefit remaining prior to the partial surrender or partial annuitization; and
 (2) is the result of ((i) divided by (ii)) multiplied by (iii) where:
   (i) is the amount of the surrender (and surrender charge, if any) or the partial annuitization greater than the withdrawal benefit remaining prior to the surrender or annuitization;
   (ii) is the accumulated value after the withdrawal benefit amount is deducted but prior to the surrender or annuitization of the excess amount; and
   (iii) is the remaining withdrawal benefit base after the withdrawal benefit amount is deducted but prior to the adjustment for the excess amount.

The Excess Withdrawal amount deducted from the withdrawal benefit base and remaining withdrawal benefit base may be more than dollar-for-dollar if the accumulated value is less than the benefit bases. The calculation of the proportionate deductions to the withdrawal benefit base and remaining withdrawal benefit base are described above.

EFFECT OF ACCUMULATED VALUE
If the accumulated value of your Contract is zero and if you have an Investment Back remaining withdrawal benefit base or a For Life withdrawal benefit base, or both, you must elect either the For Life or the Investment Back withdrawal benefit. We will pay the rider benefits under the measure you have elected. If the accumulated value is zero, the withdrawal benefits under this rider will continue, but all other rights and benefits under the rider and Contract, including the death benefits, will terminate; and no additional premium payments will be accepted.
.. The Investment Back measure will provide a series of withdrawal benefits until the Investment Back remaining withdrawal benefit base is zero.
.. The For Life measure will provide a series of withdrawal benefits until the later to occur of:

 (i) the date the For Life remaining withdrawal benefit base is zero; or
 (ii) the date of your death.

If there is any remaining withdrawal benefit base at the time of your death, we will pay it to your beneficiaries, as described in the Rider Death Provisions section below.




EFFECT OF REACHING ANNUITIZATION DATE.
On the annuitization date you must elect one of the following payment options:

Contract Provisions:
.. Payments resulting from applying the accumulated value to an annuity benefit payment option.
.. Payment of the accumulated value as a lump sum.

Rider Provisions:
.. Series of withdrawal benefits until the Investment Back remaining withdrawal benefit base is zero.
.. Series of withdrawal benefits until the later to occur of:
    I. the date the For Life remaining withdrawal benefit base is zero; or
    II. the date of your death.

GMWB BONUS
If no partial surrenders or partial annuitizations are made in a given contract year, a GMWB bonus of 5% of the premium payments is credited to the withdrawal benefit base and the remaining withdrawal benefit base on the next contract anniversary. The GMWB bonus ends the earlier of:
.. the fifth contract anniversary; or
.. the date you make a partial surrender or partial annuitization.

The amount of the GMWB bonus, if any, is added to the withdrawal benefit base and the remaining withdrawal benefit base.The GMWB bonus is used only to calculate the benefit bases for this rider and is not included in the accumulated value of your Contract.


GMWB STEP-UP
Beginning with the fifth contract anniversary, if the accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect the GMWB Step-Up. The GMWB Step-Up increases the remaining withdrawal benefit base for both the For Life and Investment Back measures and will reset the withdrawal benefit base for both the For Life and Investment Back measures to the accumulated value on the most recent contract anniversary.

To elect the GMWB Step-Up, you must notify us within 30 days after your fifth contract anniversary. If you do not elect to step-up at that time, you may make a step-up election within the 30-day period following any subsequent contract anniversary. Once you have elected to step-up, you must wait five contract years to make another step-up election.


If you elect a GMWB Step-Up, you will be subject to any limitations on investment options and to the rider charge then in effect.


A person who owns the contract as a result of spousal continuation (described in THE CONTRACT) may elect a GMWB Step-Up at the time of electing to continue the Contract.


INVESTMENT OPTION RESTRICTIONS

While this rider is in effect, the investment options you may select are restricted. Those investment options are determined at the time the rider is issued. The Company reserves the right to modify the available investment options from time-to-time at its sole discretion. If the Company modifies the investment options, it will give holders of this rider prior written notice of the modifications and an opportunity to opt out of the modifications and to continue their existing rider investment options.

You may allocate your Separate Account divisions to

.. one of the GMWB Select or Self-Build models shown below, or .. the Principal LifeTime 2010 Account, or
.. the Principal LifeTime 2020 Account, or

.. the Principal LifeTime Strategic Income Account.

The rider does not impose restrictions on allocations to the Fixed or DCA Accounts. For more information about the Principal LifeTime Accounts, please see the attached prospectus for the Principal Variable Contracts Fund, Inc.


You may transfer from one investment option available under this rider to another; e.g., you may transfer from the Principal LifeTime 2020 account to the Select Model C and later, to Self-Build Model C. Any such transfers must total 100% of the accumulated value in the separate account divisions. You make a transfer by providing us notice (the change is effective on the next valuation period after we receive your notice). The GMWB models and Principal LifeTime Accounts are designed to support the rider guarantees with balanced investment options. The rider may not be suitable if your goal is aggressive growth.


GMWB MODELS
You may use one of the three GMWB select models shown below. Alternatively, you may use one of the three GMWB self-build models, which afford you limited investment option selections. For example, if you choose self-build model A, you must allocate 30% of your division assets into the "stable divisions". You choose how you will allocate that 30% between the Money Market and the Short-Term Bond divisions (for example: 15% in each of Money Market and Short-Term Bond; or 10% in Money Market and 20% in Short-Term Bond).

The select models are rebalanced each calendar quarter to the percentages shown in the Select Models chart below. The self-build models are rebalanced each calendar quarter to the percentages you have selected.

                                 SELECT MODELS

                          INVESTMENT ADVISOR    GMWB MODEL A  GMWB MODEL B   GMWB MODEL C
------------------------------------------------------------------------------------------
STABLE DIVISIONS                                     30%           20%            10%
 Short-Term Bond        Principal Global             30%           20%            10%
                        Investors, LLC
------------------------------------------------------------------------------------------
CONSERVATIVE DIVISIONS                               40%           30%            20%
 American Century VP    American Century
 Inflation Protection   Investment Management,
                        Inc.                         10%            5%            10%
 Bond                   Principal Global
                        Investors, LLC               15%           15%            10%
 Government & High      Principal Global
 Quality Bond           Investors, LLC               15%           10%           N/A
MODERATE DIVISIONS                                   20%           30%            45%
 Large Cap Blend                                     10%           10%            10%
  LargeCap Blend        T. Rowe Price                10%           10%            10%
                        Associates, Inc.
------------------------------------------------------------------------------------------
 Large Cap Value                                      0%            5%            10%
  LargeCap Value        AllianceBernstein L.P.      N/A             5%            10%
------------------------------------------------------------------------------------------
 Balanced                                            10%           15%            20%
  Equity Income         Principal Global             10%           15%            20%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Mid Cap Value                                        0%            0%             5%
  MidCap Value          Neuberger Berman            N/A           N/A              5%
                        Management, Inc.
------------------------------------------------                            --------------
AGGRESSIVE DIVISIONS                                 10%           15%            20%
 Large Cap Growth                                    10%           10%            10%
  American Century VP   American Century
  Ultra                 Investment Management,       10%           10%            10%
                        Inc.
                                                                            --------------
 MidCap Blend                                         0%            5%             5%
  MidCap                Principal Global            N/A             5%             5%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Small Cap Value                                      0%            0%             5%
  SmallCap Value        JP Morgan Investment
                        Management, Inc. and
                        Mellon Equity
                        Associates, LLP             N/A           N/A              5%
DYNAMIC DIVISIONS                                     0%            5%             5%
 Fidelity VIP Overseas  Fidelity Management &       N/A             5%             5%
                        Research Company
------------------------------------------------------------------------------------------

                               SELF-BUILD MODELS

                          INVESTMENT ADVISOR    GMWB MODEL A  GMWB MODEL B  GMWB MODEL C
------------------------------------------------------------------------------------------
STABLE DIVISIONS                                     30%           20%          10%
------------------------------------------------------------------------------------------
 Short-Term Bond        Principal Global
                        Investors, LLC
------------------------------------------------------------------------------------------
 Money Market           Principal Global
                        Investors, LLC
                                                ------------------------------------------
CONSERVATIVE DIVISIONS                               40%           30%          20%
------------------------------------------------------------------------------------------
 Bond                   Principal Global
                        Investors, LLC
 Government & High      Principal Global
 Quality Bond           Investors, LLC
 American Century VP    American Century
 Inflation Protection   Investment Management,
                        Inc.
------------------------------------------------------------------------------------------
MODERATE DIVISIONS                                   20%           30%          45%
------------------------------------------------------------------------------------------
 Large Cap Blend                                     10%           10%          10%
  LargeCap Blend        T. Rowe Price
                        Associates, Inc.
  LargeCap Stock Index  Principal Global
                        Investors, LLC
  Neuberger Berman AMT  Neuberger Berman
  Socially Responsive   Management, Inc.
------------------------------------------------------------------------------------------
 Large Cap Value                                      0%            5%          10%
  Capital Value         Principal Global
                        Investors, LLC              N/A
  Equity Value          American Century
                        Investment Management,
                        Inc.                        N/A
  LargeCap Value        AllianceBernstein L.P.      N/A
------------------------------------------------------------------------------------------
 Balanced                                            10%           15%          20%
  Asset Allocation      Morgan Stanley Asset
                        Management
  Equity Income         Principal Global
                        Investors, LLC
  Principal LifeTime    Principal Global
  2010                  Investors, LLC and
                        Principal Management
                        Corporation
  Principal LifeTime    Principal Global
  2020                  Investors, LLC and
                        Principal Management
                        Corporation
  Principal LifeTime    Principal Global
  Strategic Income      Investors, LLC and
                        Principal Management
                        Corporation
------------------------------------------------------------------------------------------
 Mid Cap Value                                        0%            0%           5%
  MidCap Value          Neuberger Berman
                        Management, Inc.            N/A           N/A            5%
AGGRESSIVE DIVISIONS                                 10%           15%          20%
------------------------------------------------------------------------------------------
 Large Cap Growth                                    10%           10%          10%
  American Century VP   American Century
  Ultra                 Investment Management,
                        Inc.
  Fidelity VIP          Fidelity Management &
  Contrafund            Research Company
  T. Rowe Price Health  T. Rowe Price
  Sciences              Associates, Inc.
------------------------------------------------------------------------------------------
 Mid Cap Blend                                        0%            5%           5%
  MidCap                Principal Global            N/A             5%           5%
                        Investors, LLC
------------------------------------------------------------------------------------------
 Small Cap Value                                    N/A           N/A            5%
  SmallCap Value        JP Morgan Investment
                        Management, Inc. and
                        Mellon Equity               N/A           N/A            5%
                        Associates, LLP
-----------------------------------------------------------------------------------------------
DYNAMIC DIVISIONS                                     0%            5%           5%
------------------------------------------------------------------------------------------
 Diversified            Principal Global
 International          Investors, LLC              N/A
 Fidelity VIP Overseas  Fidelity Management &       N/A
                        Research Company
------------------------------------------------------------------------------------------

TERMINATION OF THE RIDER
You may not terminate the rider prior to the fifth contract anniversary. However, the rider terminates upon the earliest to occur of .. You send us notice to terminate the rider (after the fifth contract anniversary). This will terminate the rider, not the Contract.
.. You terminate the Contract.
.. The Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are zero.

.. The contract owner is changed (or annuitant is changed if the owner is not a natural person).
    Note: We do not consider it a change of owner if a surviving spouse elects to continue the Contract. The surviving spouse may elect to continue the Contract with or without the rider. If the rider is continued, only the Investment Back benefit continues; the For Life benefit terminates upon the death of the deceased spouse.
.. Once terminated, the rider may not be reinstated.

EFFECT OF NOT TAKING AVAILABLE BENEFITS
If you choose not to take any or all of a withdrawal benefit in a contract year, that benefit amount is not carried over to the next year. There will be no reduction in the For Life and the Investment Back withdrawal benefit bases and remaining withdrawal benefit bases.

RIDER DEATH PROVISION

.. For Life measure - the For Life measure terminates on the original owner's death (annuitant's death, if the owner is not a natural person). If at the time of the owner's death (annuitant's death if the owner is not a natural person) the accumulated value is greater than zero, your beneficiary(ies) must elect to receive either:
  . the Investment Back withdrawal benefit - we will make payments in an amount and frequency acceptable to us. If a beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero; or
  . the death benefit under the Contract (as a lump sum)
   If you elected the For Life measure when the accumulated value was zero, your beneficiary(ies) receives any For Life remaining withdrawal benefit base as a series of payments.


.. Investment Back measure - If at the time of the owner's death (annuitant's death if the owner is not a natural person) the accumulated value is greater than zero, your beneficiary(ies) must elect to receive either:
  . the Investment Back withdrawal benefit - we will make payments in an amount and frequency acceptable to us. If a beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero; or
  . the death benefit under the Contract (as a lump sum).
   If you elected the Investment Back measure when the accumulated value was zero, your beneficiary(ies) receives any Investment Back remaining withdrawal benefit base as a series of payments.

 FOR EXAMPLES ON HOW THE RIDER FEATURES OPERATE AND ARE CALCULATED, PLEASE SEE APPENDIX A.


Death Benefit
-----------------
If you die before the annuitization date, we pay a death benefit as follows:

                                       Upon death of the owner
    if there is one owner              .if the spouse is named beneficiary,
                                         the death benefit is paid or the
                                         surviving spouse may elect to continue
                                         the Contract.
                                       .if someone other than the spouse is
                                         named beneficiary, the death benefit
                                         is paid to the beneficiary. If no
                                         beneficiary survives the owner, the
                                         death benefit is paid to the owner's
                                         estate.
                                       .if there are multiple beneficiaries
                                         named (which may or may not include
                                         the spouse of the owner), death
                                         benefits are paid to the
                                         beneficiaries. If no beneficiary
                                         survives the owner, the death benefit
                                         is paid to the owner's estate.

    if there are joint owners
    .                                  .the death benefit is paid or the
      if the joint owners are spouses    surviving spouse may elect to continue
                                         the Contract.
    .if the joint owners are not       .the death benefit is paid to the
      spouses                            surviving owner.

    if the owner is a corporation,     Upon death of the annuitant the death
    trust or other entity              benefit is paid to the named
                                       beneficiary(ies). If no beneficiary(ies)
                                       survives the annuitant, the death
                                       benefit is paid to the owner.




Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.

If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.


No surrender charge applies when a death benefit is paid.


If you die before the annuitization date and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.


Standard Death Benefit Formula
----------------------------------
The amount of the standard death benefit is the greatest of (1), (2) or (3) where:
.. (1) is the accumulated value on the date we receive proof of death and all required documents;
.. (2) is the total of premium payments minus an adjustment for each partial surrender (and any applicable fees and charges) and each partial annuitization made prior to the date we receive proof of death and all required documents; and
.. (3) is the highest accumulated value (on any prior contract anniversary that is divisible by seven) plus any premium payments and minus an adjustment for each partial surrender (and any applicable fees and charges) and each partial annuitization made after that contract anniversary.

The adjustment for each partial surrender and for each partial annuitization is equal to ((a) divided by (b)) multiplied by the amounts determined in (2) or (3) above immediately prior to the partial surrender or partial annuitization where:
.. (a) is the amount of the partial surrender (and any applicable fees and charges) or the amount of the partial annuitization; and

.. (b) is the accumulated value immediately before the partial surrender or partial annuitization.
     Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of the accumulated value). For purposes of calculating the death benefit, we adjust the amounts determined in (2) or (3) above by 20%.

Enhanced Death Benefit Rider
----------------------------
This rider provides you with the greater of the enhanced death benefit or the standard death benefit (described above). The enhanced death benefit rider can only be purchased at the time the Contract is issued. You may terminate the rider at any time. Once the rider is terminated, it cannot be reinstated. The rider charge is discussed in the section CHARGES AND DEDUCTIONS - Charges for Optional Riders.

Prior to the annuitization date and prior to the lock-in date (the later of the contract anniversary following the oldest owner's 75th birthday or five years after the rider effective date), the enhanced death benefit is the greater of
(a) or (b) where:

.. (a) is (1) minus (2) where:
  . (1) is the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and . (2) is an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.

.. (b) is (1) plus (2) minus (3) where:
  . (1) is the highest accumulated value on any contract anniversary since the rider effective date;
  . (2) are the premium payments received since that contract anniversary; and . (3) is an adjustment for each partial surrender and each partial annuitization made since that contract anniversary.

After the lock-in date, (a) and (b) are only:
.. increased by any premium payment since the lock-in date; and .. decreased by an adjustment for each partial surrender and each partial annuitization since the lock-in date. The adjustment for each partial surrender or partial annuitization is ((1) divided by (2)) multiplied by (3) where:
  . (1) is the amount of the partial surrender (plus surrender charge, if any)
    or the amount of the partial annuitization;
  . (2) is the accumulated value immediately prior to the partial surrender or partial annuitization; and

  . (3) is the amounts determined in (a) or (b) above immediately prior to the partial surrender or partial annuitization.

NOTE: For contracts issued in New York and Washington - under this rider, if the original owner dies before the annuitization date, the death benefit payable to the beneficiary is the greater of the standard death benefit or the death benefit calculated in (b) of the enhanced death benefit description above.

Payment of Death Benefit
------------------------
The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

THE ANNUITIZATION PERIOD

Annuitization Date
------------------

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.



Full Annuitization
----------------------


You may annuitize your Contract at any time by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000.00 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a lump sum. The contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once payments begin under the benefit option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.


Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.


Partial Annuitization
---------------------
If you purchased your Contract prior to May 20, 2006 or your Contract is issued in a state which has not yet approved the partial annuitization endorsement, partial annuitization is not available and all references to "partial annuitization" within this prospectus do not apply to your Contract.

Subject to state availability, if you purchase the Contract on or after May 20, 2006 you have the right to partially annuitize a portion of your accumulated value. A full list of states in which partial annuitization is available may be obtained from your sales representative or our annuity service office.


After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice. If you have elected the premium payment credit rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent contract anniversary.

The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.


You may select one of the annuity benefit payment options listed below. Once payments begin under the option you select, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.


Annuity Benefit Payment Options
-------------------------------
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrenders after the annuitization date.


The amount of the fixed annuity benefit payment depends on:
.. amount of accumulated value applied to the annuity benefit payment option; .. annuity benefit payment option selected; and .. age and gender of annuitant (unless fixed income option is selected).

Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the Contract. The annuity benefit payment tables contained in this Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract. The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant's annuity benefit option, gender, and age.


Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discriminations is prohibited by law.


You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not annuitized may be changed by written request prior to the annuitization date. If an annuity benefit payment option is not selected, we will automatically apply:
.. for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
.. for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.

The available annuity benefit payment options for both full and partial annuitizations include:



FIXED PERIOD INCOME . Level payments are made for a fixed period. You may select a range from 5 to 30 years. If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of period. Payments stop after all guaranteed payments are made.



LIFE INCOME . Level payments continue for the annuitant's lifetime. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.



LIFE INCOME WITH PERIOD CERTAIN . Level payments continue during the annuitant's lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

JOINT AND SURVIVOR . Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date.



JOINT AND SURVIVOR WITH PERIOD CERTAIN . Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.


Other annuity benefit payment options may be available.


SUPPLEMENTARY CONTRACT
When you annuitize all or a portion of your Contract's accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.

TAX CONSIDERATIONS REGARDING ANNUITY BENEFIT PAYMENT OPTIONS
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract.

Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts).

DEATH OF ANNUITANT (DURING THE ANNUITY BENEFIT PAYMENT PERIOD)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS


Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee and Premium Tax.


In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds' prospectuses.


ANNUAL FEE
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
The fee is deducted from the investment option that has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs.

The administration costs include costs associated with:
.. issuing Contracts;
.. establishing and maintaining the records which relate to Contracts; .. making regulatory filings and furnishing confirmation notices;
.. preparing, distributing and tabulating voting materials and other communications;
.. providing computer, actuarial and accounting services; and .. processing Contract transactions.

MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.


The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administration charges.


If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

CHARGES FOR OPTIONAL RIDERS
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Detailed information concerning the optional riders may be obtained from your sales representative or the annuity service office (1-800-852-4450).


   ENHANCED DEATH BENEFIT RIDER . The annual charge for the rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is equal to 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase the charge to 0.075% of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter.

   The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by the rider.


   INVESTMENT PROTECTOR PLUS RIDER . The annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The current quarterly charge is equal to 0.15% of the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. We reserve the right to increase the charge to 0.2125% of the average quarterly Investment Back remaining withdrawal benefit base. At the end of each calendar quarter, the charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter.

   The rider charge is intended to reimburse us for the cost of the protection provided by the rider.

   PREMIUM PAYMENT CREDIT RIDER . The current charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. In addition, we reserve the right to reduce the Fixed Account interest rate by up to 0.60%. The charge is assessed until completion of your 8th contract year and only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

   The rider charge is intended to cover the cost of the credit.

TRANSACTION FEE

We reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.



We also reserve the right to charge a transaction fee on each unscheduled transfer after the first unscheduled transfer in a contract year. The transfer fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

PREMIUM TAXES

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

SURRENDER CHARGE
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the sum of the premium payments paid during each contract year is determined by the following tables.

 NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
     SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
              WAS MADE                      THAT CONTRACT YEAR
 ------------------------------------ -------------------------------
    0 (year of premium payment)*                    6%
                 1                                  6%
                 2                                  6%
                 3                                  5%
                 4                                  4%
                 5                                  3%
                 6                                  2%
            7 and later                             0%



Surrender Charge with the premium payment credit rider (as a percentage of amounts surrendered)

                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PREMIUM PAYMENT        PREMIUM PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of premium payment)*                    8%
                                    1                                  8%
                                    2                                  7%
                                    3                                  6%
                                    4                                  5%
                                    5                                  4%
                                    6                                  3%
                                    7                                  2%
                                    8                                  1%
                               9 and later                             0%

    * Each premium payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.


NOTE regarding Contracts written in the states of Alabama, Massachusetts, and
Washington: For contracts without the Premium Payment Credit Rider, surrender charges are applicable to premiums deposited in the first three contract years.


For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premiums deposited in the first contract year.


For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
.. first from premium payments no longer subject to a surrender charge;
.. then from the free surrender privilege (first from the earnings, then from the oldest premium payments (first-in, first-out)) described below; and .. then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE: Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.

FREE SURRENDER PRIVILEGE
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
.. earnings in the Contract (earnings = accumulated value less unsurrendered premium payments as of the date of the surrender or partial annuitization); or .. 10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last contract anniversary.
The free surrender privilege not used in a contract year is not added to the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.


Waiver of Surrender Charge
--------------------------
The surrender charge does not apply to:
.. amounts applied under an annuity benefit payment option; or .. payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner's death; or

.. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Internal Revenue Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
.. an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
--------------------------------

This rider is automatically made a part of the Contract at issue. There is no charge for the rider. This rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. Waiver of the surrender charge is available for critical need if the following conditions are met:
.. original owner or original annuitant has a critical need; and .. the critical need did not exist before the contract date.
.. For the purposes of this section, the following definitions apply:
  . critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement's end.
  . health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.

  . terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
  . total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need. Contact us at 1-800-852-4450 for additional information.

NOTE: The waiver of surrender charge rider is not available in Massachusetts.
     Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

ADMINISTRATION CHARGE

Currently, we do not impose a separate account administration charge. However, we reserve the right to assess each division with a daily separate account administration charge not to exceed the annual rate of 0.15% of the average daily net value of the division. This charge would only be imposed before the annuitization date. Separate account administration includes issuing the Contract, clerical, recordkeeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners, and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
   GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
   SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.


The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.


We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus Accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.


FIXED ACCOUNT
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date it is received or transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the premium payment credit rider.

FIXED ACCOUNT ACCUMULATED VALUE
Your Fixed Account accumulated value on any valuation date is equal to:
.. premium payments or credits allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the other investment options; .. plus interest credited to the Fixed Account;

.. minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
.. minus any transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see Surrender Charge).

You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.


Unscheduled Fixed Account Transfers
-----------------------------------
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
.. transfer an amount not to exceed 25% of your Fixed Account accumulated value;
  or

.. transfer up to 100% of your Fixed Account accumulated value if:
  . your Fixed Account accumulated value is less than $1,000; or . (a) minus (b) is greater than 1% where:
    . (a) is the weighted average of your Fixed Account interest rates for the preceding contract year; and
    . (b) is the renewal interest rate for the Fixed Account.
   We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers
---------------------------------
Fixed Account Dollar Cost Averaging
You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
.. You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
.. Scheduled monthly transfers of an amount not to exceed 2% of your Fixed
  Account accumulated value at the beginning of the contract year or the current Fixed Account accumulated value will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers.
.. The minimum transfer amount is $100.
.. If the Fixed Account accumulated value is less than $100 at the time of transfer, the entire Fixed Account accumulated value will be transferred.
.. If you stop the transfers, you may not start transfers again without our prior approval.
DOLLAR COST AVERAGING PLUS PROGRAM (DCA PLUS PROGRAM)
Premium payments allocated to the DCA Plus Accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. There is no charge for participating in the DCA Plus Program.
If you elect the premium payment credit rider, you may not participate in the DCA Plus Program.

DCA Plus Premium Payments
-------------------------
You may enroll in the DCA Plus Program by allocating a minimum premium payment of $1,000 into a DCA Plus Account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus premium payments receive the fixed rate of return in effect on the date each premium payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus Program.


Selecting a DCA Plus Account
----------------------------
DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus Program. However, you may only participate in one 6-month and one 12-month DCA Plus Program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).


Scheduled DCA Plus Transfers
----------------------------

Transfers are made from DCA Plus Accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
------------------------------
You may make unscheduled transfers from DCA Plus Accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
-------------------
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS


THE CONTRACT
The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender or death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender, annuitization or transfer is not canceled by your written instruction, the amount to be surrendered, annuitized or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender, annuitization or transfer will be made within seven days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

ASSIGNMENT
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER OR ANNUITANT
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

REINSTATEMENT
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
.. we reinstate the Contract effective on the original surrender date;
..if you had the premium payment credit rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
..we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
..these amounts are priced on the valuation date the money from the other company is received by us;
.. commissions are not paid on the reinstatement amounts; and .. new data pages are sent to your address of record.

REPORTS
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.


IMPORTANT INFORMATION ABOUT CUSTOMER IDENTIFICATION PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures.

RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate a division(s);
.. substitute the units of a division for the units of another division;
  . if units of a division are no longer available for investment; or . if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.

FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

DISTRIBUTION OF THE CONTRACT


The Company has appointed Princor Financial Services Corporation ("Princor") (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the National Association of Securities Dealers, Inc. and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. The 12b-1 fees for the underlying mutual funds are shown in this Contract prospectus in Summary of Expense, Annual Underlying Mutual Fund Expenses.


Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.


VOTING RIGHTS


The Company votes shares of the underlying mutual funds at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.

The number of underlying mutual fund shares in which you have a voting interest is determined by your investments in an underlying mutual fund as of a "record date." The record date is set by the underlying mutual fund within the requirements of the laws of the state which govern the various mutual funds. The number of underlying mutual fund shares held in the Separate Account attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the underlying mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the underlying mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law, that underlying mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, the Company may vote underlying mutual fund shares held in the Separate Account in its own right.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
.. Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity benefit payments:

  . The "investment in the contract" is generally the total of the premium payments made.
  . The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return if the investment in the contract and part taxable income. An "exclusion ratio" is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
  . After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:
.. If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 591/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a lump sum payment.


If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.


IRA, SEP, AND SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
.. IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity.
  Contributions grow tax deferred.
.. SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
.. SIMPLE-IRA - SIMPLE stands for Savings Incentive Match Plan for Employers. A
  SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant's gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.


Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity's features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.


The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.


With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 591/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;

.. made to pay certain medical expenses;
.. for health insurance premiums while employed;

.. for first home purchases (up to $10,000);
.. for qualified higher education expenses;
.. for qualified hurricane distributions (up to $100,000); or .. for qualified reservist distributions.

ROLLOVER IRAS

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59 1/2 and not rolled over may be subject to an additional 10% excise tax.

ROTH IRAS
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.

WITHHOLDING
Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION


The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.


The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the

National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.


In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


RESERVATION OF RIGHTS
The Company reserves the right to:
.. increase the minimum amount for each premium payment to not more than $1,000;
  and
.. terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

LEGAL OPINIONS
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

PAYMENTS TO FINANCIAL INTERMEDIARIES
The Company pays compensation to broker-dealers, financial institutions, and other parties ("Financial Intermediaries") for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts ("Additional Payments") that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial intermediary or its sales representative to recommend the purchase of this Contract over competing annuity contracts or other investment options. You may ask your sales representative about these differing and divergent interests, how your sales representative is personally compensated, and how your sales representative's broker-dealer is compensated for soliciting applications for the Contract.

SERVICE ARRANGEMENTS AND COMPENSATION
The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners' instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS


The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. BASIC VALUE DIVISION

              INVESTS IN: AIM V.I. Basic Value Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

AIM V.I. SMALL CAP EQUITY DIVISION

              INVESTS IN: AIM V.I. Small Cap Equity Fund - Series I Shares INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

 ALLIANCEBERNSTEIN SMALL CAP GROWTH DIVISION

              INVESTS IN: AllianceBernstein Variable Products Series Fund, Inc.
                - AllianceBernstein Small Cap Growth Portfolio - Class A
              INVESTMENT ADVISOR: AllianceBernstein L.P.
              INVESTMENT OBJECTIVE: seeks growth of capital by pursuing
                aggressive investment policies.

AMERICAN CENTURY VP INFLATION PROTECTION DIVISION

              INVESTS IN: American Century Variable Portfolios II, Inc.
                Inflation Protection Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century VP Ultra Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in stocks of U.S. companies.

AMERICAN CENTURY VP VISTA DIVISION

              INVESTS IN: American Century VP Vista Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

DREYFUS IP TECHNOLOGY GROWTH DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Technology Growth
                Portfolio - Service Class
              INVESTMENT ADVISOR: The Dreyfus Corporation
              INVESTMENT OBJECTIVE: seeks capital appreciation.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contrafund Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company

              INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500/SM/ Index (S&P 500/(R)/).

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks to achieve capital appreciation.

FIDELITY VIP MID CAP DIVISION

              INVESTS IN: Fidelity VIP Mid Cap Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term growth of capital.

FIDELITY VIP OVERSEAS DIVISION

              INVESTS IN: Fidelity VIP Overseas Portfolio - Service Class 2

              INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term growth of capital.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY DIVISION

              INVESTS IN: Goldman Sachs VIT - Goldman Sachs Structured Small Cap
                Equity Fund - Institutional

                Class
              INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE DIVISION

              INVESTS IN: Goldman Sachs VIT Mid Cap Value Fund - Institutional
                Class
              INVESTMENT ADVISOR: Goldman Sachs Asset Management, L.P. INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

LEHMAN BROTHERS HIGH INCOME BOND DIVISION (F/K/A NEUBERGER BERMAN AMT HIGH INCOME BOND DIVISION)

              INVESTS IN: Lehman Brothers High Income Bond Account - S Class
                (f/k/a Neuberger Berman AMT High Income Bond Portfolio - S
                Class)
              INVESTMENT ADVISOR: Lehman Brothers Asset Management, LLC INVESTMENT OBJECTIVE: The fund seeks high total returns consistent with capital preservation.

NEUBERGER BERMAN AMT FASCIANO DIVISION

              INVESTS IN: Neuberger Berman AMT Fasciano Portfolio - Class S INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth.

NEUBERGER BERMAN AMT PARTNERS DIVISION

              INVESTS IN: Neuberger Berman AMT Partners Portfolio - Class I INVESTMENT ADVISOR: Neuberger Berman Management Inc. INVESTMENT OBJECTIVE: seeks growth of capital.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE DIVISION

              INVESTS IN: Neuberger Berman AMT Socially Responsive Portfolio - I
                Class
              INVESTMENT ADVISOR: Neuberger Berman Management Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund Asset Allocation
                Account - Class 1
              INVESTMENT ADVISOR: Morgan Stanley Investment Management, Inc.
                (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund Bond Account - Class
                1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund Capital Value
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund Diversified
                International Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION (LARGECAP GROWTH EQUITY DIVISION MERGED INTO EQUITY GROWTH DIVISION ON MAY 1, 2007)

              INVESTS IN: Principal Variable Contracts Fund Equity Growth
                Account - Class 1 (LargeCap Growth Equity Account merged into Equity Growth Account on May 1, 2007)
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME I DIVISION (ON JANUARY 5, 2007 THE EQUITY INCOME DIVISION ASSETS MERGED INTO THE EQUITY INCOME I DIVISION)

              INVESTS IN: Principal Variable Contracts Fund Equity Income
                Account I - Class 1 (Principal Variable Contracts Fund - Equity Income Account merged into Principal Variable Contracts Fund - Equity Income I Account on January 5, 2007)
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal

                Management Corporation
              INVESTMENT OBJECTIVE: to seek to provide a relatively high level of current income and long-term growth of income and capital.

EQUITY VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund Equity Value Account
                - Class 1
              INVESTMENT ADVISOR: American Century Investment Management, Inc.
                through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

GOVERNMENT & HIGH QUALITY BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund Government & High
                Quality Bond Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund Growth Account -
                Class 1
              INVESTMENT ADVISOR: Columbus Circle Investors through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund International
                Emerging Markets Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund International
                SmallCap Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund LargeCap Blend
                Account - Class 1
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund LargeCap Stock Index
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund LargeCap Value
                Account - Class 1
              INVESTMENT ADVISOR: AllianceBernstein, L.P. through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund MidCap Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund MidCap Growth
                Account - Class 1
              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund MidCap Value Account
                - Class 1
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement with Principal Management Corporation

              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund Money Market Account
                - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

LIFETIME 2010 DIVISION

              INVESTS IN: Principal Variable Contracts Fund Principal LifeTime
                2010 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LIFETIME 2020 DIVISION

              INVESTS IN: Principal Variable Contracts Fund Principal LifeTime
                2020 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LIFETIME 2030 DIVISION

              INVESTS IN: Principal Variable Contracts Fund Principal LifeTime
                2030 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LIFETIME 2040 DIVISION

              INVESTS IN: Principal Variable Contracts Fund Principal LifeTime
                2040 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LIFETIME 2050 DIVISION

              INVESTS IN: Principal Variable Contracts Fund Principal LifeTime
                2050 Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

LIFETIME STRATEGIC INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund Principal LifeTime
                Strategic Income Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks high current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund Real Estate
                Securities Account - Class 1
              INVESTMENT ADVISOR: Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SHORT-TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund Short-Term Bond
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide current income.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund SmallCap Growth
                Account - Class 1
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement;
                Essex Investment Management Company, LLC through a sub-advisory agreement; and
                UBS Global Asset Management (Americas) Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund SmallCap Value
                Account - Class 1
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

STRATEGIC ASSET MANAGEMENT BALANCED PORTFOLIO DIVISION

              INVESTS IN: Principal Variable Contracts Fund Strategic Asset
                Management Balanced Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

STRATEGIC ASSET MANAGEMENT CONSERVATIVE BALANCED PORTFOLIO DIVISION

              INVESTS IN: Principal Variable Contracts Fund Strategic Asset
                Management Conservative Balanced Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

STRATEGIC ASSET MANAGEMENT CONSERVATIVE GROWTH PORTFOLIO DIVISION

              INVESTS IN: Principal Variable Contracts Fund Strategic Asset
                Management Conservative Growth Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation.

STRATEGIC ASSET MANAGEMENT FLEXIBLE INCOME PORTFOLIO DIVISION

              INVESTS IN: Principal Variable Contracts Fund Strategic Asset
                Management Flexible Income Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

STRATEGIC ASSET MANAGEMENT STRATEGIC GROWTH PORTFOLIO DIVISION

              INVESTS IN: Principal Variable Contracts Fund Strategic Asset
                Management Strategic Growth Portfolio - Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks to provide long-term capital
                appreciation.

WEST COAST EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund West Coast Equity
                Account- Class 1
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

T. ROWE PRICE BLUE CHIP GROWTH DIVISION

              INVESTS IN: T. Rowe Price Blue Chip Growth Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.
              INVESTMENT OBJECTIVE: seeks to provide long-term capital growth.

T. ROWE PRICE HEALTH SCIENCES DIVISION

              INVESTS IN: T. Rowe Price Health Sciences Portfolio - II INVESTMENT ADVISOR: T. Rowe Price Associates, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital appreciation.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the home office.

By paying the prescribed fees, you may obtain a copy of Part C of the registration statement from:
   SEC's Public Reference Branch,
   100 F Street, NE, Room 1580
   Washington, D.C. 20549

   Telephone: (202) 551-8090
The filings are also available on the SEC's website at www.sec.gov.

The registration number for the Contract is 333-128079.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI


The table of contents for the Statement of Additional Information is provided below.

                               TABLE OF CONTENTS

General Information and History.........................................

Independent Registered Public Accounting Firm ...........................

Principal Underwriter ...................................................

Calculation of Performance Data .........................................

Taxation Under Certain Retirement Plans.................................

Principal Life Insurance Company Separate Account B

 Report of Independent Registered Public Accounting Firm................

 Financial Statements ...................................................

Principal Life Insurance Company

 Report of Independent Registered Public Accounting Firm ................

 Consolidated Financial Statements ......................................

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-852-4450

CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                                         NUMBER OF
                                                                                      ACCUMULATION UNIT VALUE           ACCUMULATION
                                                                             -----------------------------------------     UNITS
                                                                             BEGINNING   END OF   PERCENTAGE OF CHANGE  OUTEND OFNG
                                 DIVISION                                    OF PERIOD   PERIOD    FROM PRIOR PERIOD       PERIOD
                                 --------                                    ---------   ------   --------------------      (IN
                                                                                                                         THOUSANDS)
                                                                                                                        ------------
 ABVPSF AllianceBernstein Small Cap Growth
  2006                                                                        $12.608   $13.782           9.31%               53
  2005                                                                         12.131    12.608           3.93                18
 Period Ended December 31, 2004/(1) /                                          10.000    12.131          21.31
 AIM V.I. Basic Value
  2006                                                                         11.733    13.118          11.80                49
  2005                                                                         11.236    11.733           4.42                 5
 Period Ended December 31, 2004/(1)/                                           10.000    11.236          12.36
 AIM V.I. SmallCap Equity
  2006                                                                         12.253    14.212          15.99                25
  2005                                                                         11.476    12.253           6.77                 6
 Period Ended December 31, 2004/(1)/                                           10.000    11.476          14.76
 American Century VP Inflation Protection
  2006                                                                         10.216    10.250           0.33             3,389
  2005                                                                         10.191    10.216           0.25             1,227
 Period Ended December 31, 2004/(1)/                                           10.000    10.191           1.91
 American Century VP Ultra
  2006                                                                         11.296    10.779          -4.58             2,714
  2005                                                                         11.217    11.296           0.70               911
 Period Ended December 31, 2004/(1)/                                           10.000    11.217          12.17
 American Century VP Vista
  2006                                                                         12.485    13.441           7.66                39
  2005                                                                         11.691    12.485           6.79                17
 Period Ended December 31, 2004/(1)/                                           10.000    11.691          16.91
 Dreyfus Investments Portfolios - Technology Growth
  2006                                                                         11.850    12.176           2.75                25
  2005                                                                         11.596    11.850           2.19                10
 Period Ended December 31, 2004/(1)/                                           10.000    11.596          15.96
 Fidelity VIP Contrafund
  2006                                                                         13.098    14.415          10.05             1,240
  2005                                                                         11.370    13.098          15.20               427
 Period Ended December 31, 2004/(1)/                                           10.000    11.370          13.70
 Fidelity VIP Equity-Income
  2006                                                                         11.778    13.951          18.45               347
  2005                                                                         11.297    11.778           4.26                94
 Period Ended December 31, 2004/(1)/                                           10.268    11.297          10.02
 Fidelity VIP Growth
  2006                                                                         11.446    12.048           5.26               204
  2005                                                                         10.986    11.446           4.19                59
 Period Ended December 31, 2004/(1)/                                           10.000    10.986           9.86
 Fidelity VIP MidCap
  2006                                                                         14.052    15.600          11.02               198
  2005                                                                         12.057    14.052          16.55                36
 Period Ended December 31, 2004/(1)/                                           10.000    12.057          20.57
 Fidelity VIP OverSeas
  2006                                                                         13.758    16.003          16.32             1,503
  2005                                                                         11.728    13.758          17.31               581
 Period Ended December 31, 2004/(1)/                                           10.000    11.728          17.28
 Goldman Sachs VIT Structured Small Cap Equity
  2006                                                                         12.158    13.481          10.88               189
  2005                                                                         11.607    12.158           4.75                63
 Period Ended December 31, 2004/(1)/                                           10.000    11.607          16.07
 Goldman Sachs VIT Mid Cap Value
  2006                                                                         12.965    14.863          14.64               550
  2005                                                                         11.627    12.965          11.42               162
 Period Ended December 31, 2004/(1)/                                           10.000    11.627          16.27
 Neuberger Berman AMT Fasciano
  2006                                                                         11.137    11.578           3.96               104
  2005                                                                         10.960    11.137           1.61                35
 Period Ended December 31, 2004/(1)/                                           10.000    10.960           9.60
 Neuberger Berman AMT High Income Bond
  2006                                                                         10.047    10.664           6.14               127
  2005                                                                         10.053    10.047          -0.06                39
 Period Ended December 31, 2004/(1)/                                           10.000    10.053           0.53
 Neuberger Berman AMT Partners
  2006                                                                         13.665    15.148          10.86               209
  2005                                                                         11.722    13.665          16.58                40
 Period Ended December 31, 2004/(1)/                                           10.000    11.722          17.22
 Neuberger Berman AMT Socially Responsive
  2006                                                                         12.126    13.617          12.30               144
  2005                                                                         11.491    12.126           5.53                54
 Period Ended December 31, 2004/(1)/                                           10.000    11.491          14.91
 T. Rowe Price Blue Chip Growth
  2006                                                                         11.571    12.494           7.98                51
  2005                                                                         11.091    11.571           4.33                34
 Period Ended December 31, 2004/(1)/                                           10.000    11.091          10.91
 T. Rowe Price Health Sciences
  2006                                                                         12.721    13.623           7.09               113
  2005                                                                         11.385    12.721          11.73                34
 Period Ended December 31, 2004/(1)/                                           10.000    11.385          13.85
 Asset Allocation
  2006                                                                         21.674    24.140          11.38               170
  2005                                                                         20.746    21.674           4.47                72
 Period Ended December 31, 2004/(1)/                                           19.143    20.746           8.37
 Bond
  2006                                                                         18.302    18.916           3.36             2,822
  2005                                                                         18.080    18.302           1.23             1,000
 Period Ended December 31, 2004/(1)/                                           17.765    18.080           1.77
 Capital Value
  2006                                                                         24.803    29.384          18.47               209
  2005                                                                         23.514    24.803           5.48                84
 Period Ended December 31, 2004/(1)/                                           20.929    23.514          12.35
 Diversified International
  2006                                                                         21.416    27.066          26.38               612
  2005                                                                         17.518    21.416          22.25               184
 Period Ended December 31, 2004/(1)/                                           14.564    17.518          20.28
 Equity Growth
  2006                                                                         28.639    30.042           4.90               129
  2005                                                                         26.962    28.639           6.22                40
 Period Ended December 31, 2004/(1)/                                           23.545    26.962          14.51
 Equity Income
  2006                                                                         11.768    14.098          19.80             4,978
  2005                                                                         10.965    11.768           7.32             1,954
 Period Ended December 31, 2004/(1)/                                            9.627    10.965          13.90
 Equity Value
  2006                                                                         11.369    13.425          18.08               194
  2005                                                                         11.093    11.369           2.49                92
 Period Ended December 31, 2004/(//2//)/                                       10.000    11.093          10.93
 Government & High Quality Bond
  2006                                                                         17.887    18.413           2.94             1,035
  2005                                                                         17.755    17.887           0.74               382
 Period Ended December 31, 2004/(1)/                                           17.591    17.755           0.93
 Growth
  2006                                                                         17.006    18.462           8.56               125
  2005                                                                         15.362    17.006          10.70                23
 Period Ended December 31, 2004/(1)/                                           13.752    15.362          11.71
 International Emerging Markets
  2006                                                                         21.709    29.657          36.61               368
  2005                                                                         16.368    21.709          32.63               131
 Period Ended December 31, 2004/(1)/                                           12.726    16.368          28.62
 International SmallCap
  2006                                                                         23.945    30.833          28.76               362
  2005                                                                         18.778    23.945          27.52               146
 Period Ended December 31, 2004/(1)/                                           15.489    18.778          21.23
 LargeCap Blend
  2006                                                                         11.373    13.010          14.39             3,901
  2005                                                                         10.996    11.373           3.43             1,448
 Period Ended December 31, 2004/(1)/                                            9.960    10.996          10.40
 LargeCap Stock Index
  2006                                                                          9.263    10.573          14.14               891
  2005                                                                          8.978     9.263           3.17               350
 Period Ended December 31, 2004/(1)/                                            8.129     8.978          10.44
 LargeCap Value
  2006                                                                         12.244    14.699          20.05             3,113
  2005                                                                         11.759    12.244           4.12             1,132
 Period Ended December 31, 2004/(1)/                                           10.640    11.759          10.52
 MidCap
  2006                                                                         34.060    38.425          12.81               815
  2005                                                                         31.580    34.060           7.85               319
 Period Ended December 31, 2004/(1)/                                           27.676    31.580          14.11
 MidCap Growth
  2006                                                                         11.555    12.513           8.29               185
  2005                                                                         10.289    11.555          12.30                67
 Period Ended December 31, 2004/(1)/                                            8.792    10.289          17.03
 MidCap Value
  2006                                                                         15.179    16.981          11.87             1,276
  2005                                                                         13.903    15.179           9.18               498
 Period Ended December 31, 2004/(1)/                                           11.817    13.903          17.65
 Money Market
  2006                                                                         13.341    13.786           3.34               371
  2005                                                                         13.158    13.341           1.39               166
 Period Ended December 31, 2004/(1)/                                           13.154    13.158           0.03
 Principal LifeTime 2010
  2006                                                                         11.363    12.603          10.91             1,605
  2005                                                                         10.885    11.363           4.39               904
 Period Ended December 31, 2004/(2)/                                           10.000    10.885           8.85
 Principal LifeTime 2020
  2006                                                                         11.616    13.212          13.74             5,303
  2005                                                                         11.016    11.616           5.45             1,657
 Period Ended December 31, 2004/(2)/                                           10.000    11.016          10.16
 Principal LifeTime 2030
  2006                                                                         11.611    13.168          13.41               677
  2005                                                                         11.013    11.611           5.43               190
 Period Ended December 31, 2004/(2)/                                           10.000    11.013          10.13
 Principal LifeTime 2040
  2006                                                                         11.792    13.409          13.71               278
  2005                                                                         11.131    11.792           5.94                93
 Period Ended December 31, 2004/(2)/                                           10.000    11.131          11.31
 Principal LifeTime 2050
  2006                                                                         11.820    13.482          14.06               168
  2005                                                                         11.127    11.820           6.23                27
 Period Ended December 31, 2004/(2)/                                           10.000    11.127          11.27
 Principal LifeTime Strategic Income
  2006                                                                         11.112    12.101           8.90               851
  2005                                                                         10.721    11.112           3.65               446
 Period Ended December 31, 2004/(2)/                                           10.000    10.721           7.21
 Real Estate Securities
  2006                                                                         26.965    36.380          34.92               286
  2005                                                                         23.567    26.965          14.42                81
 Period Ended December 31, 2004/(1)/                                           19.952    23.567          18.12
 Short-Term Bond
  2006                                                                         10.017    10.333           3.15             4,270
  2005                                                                          9.963    10.017           0.54             1,671
 Period Ended December 31, 2004/(1)/                                            9.976     9.963           0.55
 SmallCap Growth
  2006                                                                          9.995    10.758           7.63               244
  2005                                                                          9.488     9.995           5.34                65
 Period Ended December 31, 2004/(1)/                                            7.940     9.488          19.50
 SmallCap Value
  2006                                                                         22.178    25.988          17.18               950
  2005                                                                         21.143    22.178           4.90               362
 Period Ended December 31, 2004/(1)/                                           17.898    21.143          18.13

/ //(1)/ Commenced operations on August 20, 2004.
/ //(2)/ Commenced operations on August 30, 2004.



                                                                        NUMBER OF
                                 ACCUMULATION UNIT VALUE            ACCUMULATION UNITS
                        -----------------------------------------      OUTSTANDING
                        BEGINNING   END OF   PERCENTAGE OF CHANGE     END OF PERIOD
       DIVISION         OF PERIOD   PERIOD    FROM PRIOR PERIOD       (IN THOUSANDS)
       --------         ---------   ------   --------------------  --------------------
 ABVPSF
 AllianceBernstein
 Small Cap Growth
  2006                   $12.505   $13.589           8.67%                   19
  2005                    12.104    12.505           3.31                     4
 Period Ended December
 31, 2004/(1) /           10.000    12.104          21.04
 AIM V.I. Basic Value
  2006                    11.637    12.933          11.14                    33
  2005                    11.211    11.637           3.80                     8
 Period Ended December
 31, 2004/(1)/            10.000    11.211          12.11
 AIM V.I. SmallCap
 Equity
  2006                    12.153    14.012          15.30                    30
  2005                    11.451    12.153           6.13                     7
 Period Ended December
 31, 2004/(1)/            10.000    11.451          14.51
 American Century VP
 Inflation Protection
  2006                    10.133    10.106          -0.27                 1,377
  2005                    10.169    10.133          -0.35                   560
 Period Ended December
 31, 2004/(1)/            10.000    10.169           1.69
 American Century VP
 Ultra
  2006                    11.204    10.627          -5.15                 1,128
  2005                    11.192    11.204           0.11                   468
 Period Ended December
 31, 2004/(1)/            10.000    11.192          11.92
 American Century VP
 Vista
  2006                    12.383    13.252           7.02                    13
  2005                    11.665    12.383           6.16                     8
 Period Ended December
 31, 2004/(1)/            10.000    11.665          16.65
 Dreyfus Investments
 Portfolios
 -Technology Growth
  2006                    11.754    12.005           2.14                    12
  2005                    11.571    11.754           1.58                     3
 Period Ended December
 31, 2004/(1)/            10.000    11.571          15.71
  2006
 Fidelity VIP
 Contrafund
  2006                    12.991    14.212           9.40                   380
  2005                    11.345    12.991          14.51                   101
 Period Ended December
 31, 2004/(1)/            10.000    11.345          13.45
 Fidelity VIP
 Equity-Income
  2006                    11.525    13.570          17.74                   144
  2005                    11.121    11.525           3.63                    56
 Period Ended December
 31, 2004/(1)/            10.129    11.121           9.79
 Fidelity VIP Growth
  2006                    11.353    11.879           4.63                   160
  2005                    10.962    11.353           3.57                    56
 Period Ended December
 31, 2004/(1)/            10.000    10.962           9.62
 Fidelity VIP MidCap
  2006                    13.938    15.381          10.35                    85
  2005                    12.031    13.938          15.85                    35
 Period Ended December
 31, 2004/(1)/            10.000    12.031          20.31
 Fidelity VIP OverSeas
  2006                    13.646    15.779          15.63                   694
  2005                    11.703    13.646          16.60                   301
 Period Ended December
 31, 2004/(1)/            10.000    11.703          17.03
 Goldman Sachs VIT
 Structured Small Cap
 Equity
  2006                    12.059    13.292          10.22                   110
  2005                    11.581    12.059           4.13                    31
 Period Ended December
 31, 2004/(1)/            10.000    11.581          15.81
 Goldman Sachs VIT Mid
 Cap Value
  2006                    12.850    14.655          14.04                   303
  2005                    11.602    12.850          10.76                    91
 Period Ended December
 31, 2004/(1)/            10.000    11.602          16.02
 Neuberger Berman AMT
 Fasciano
  2006                    11.047    11.415           3.33                    71
  2005                    10.936    11.047           1.01                    22
 Period Ended December
 31, 2004/(1)/            10.000    10.936           9.36
 Neuberger Berman AMT
 High Income Bond
  2006                     9.970    10.519           5.50                    67
  2005                    10.035     9.970          -0.65                    50
 Period Ended December
 31, 2004/(1)/            10.000    10.035           0.35
 Neuberger Berman AMT
 Partners
  2006                    13.554    14.936          10.19                   101
  2005                    11.696    13.554          15.89                    25
 Period Ended December
 31, 2004/(1)/            10.000    11.696          16.96
 Neuberger Berman AMT
 Socially Responsive
  2006                    12.027    13.426          11.63                    42
  2005                    11.465    12.027           4.90                     9
 Period Ended December
 31, 2004/(1)/            10.000    11.465          14.65
 T. Rowe Price Blue
 Chip Growth
  2006                    11.477    12.319           7.33                    32
  2005                    11.067    11.477           3.70                    22
 Period Ended December
 31, 2004/(1)/            10.000    11.067          10.67
 T. Rowe Price Health
 Sciences
  2006                    12.618    13.432           6.45                    49
  2005                    11.360    12.618          11.07                     9
 Period Ended December
 31, 2004/(1)/            10.000    11.360          13.60
 Asset Allocation
  2006                    21.020    23.273          10.72                    99
  2005                    20.241    21.020           3.85                    25
 Period Ended December
 31, 2004/(1)/            18.718    20.241           8.14
 Bond
  2006                    17.751    18.237           2.74                 1,157
  2005                    17.640    17.751           0.63                   474
 Period Ended December
 31, 2004/(1)/            17.370    17.640           1.55
 Capital Value
  2006                    24.055    28.328          17.76                   130
  2005                    22.942    24.055           4.85                    31
 Period Ended December
 31, 2004/(1)/            20.464    22.942          12.11
 Diversified
 International
  2006                    20.770    26.094          25.63                   239
  2005                    17.091    20.770          21.53                    64
 Period Ended December
 31, 2004/(1)/            14.241    17.091          39.62
 Equity Growth
  2006                    27.776    28.962           4.27                    65
  2005                    26.306    27.776           5.59                    18
 Period Ended December
 31, 2004/(1)/            23.022    26.306          14.26
 Equity Income
  2006                    11.413    13.591          19.09                 1,958
  2005                    10.699    11.413           6.67                   908
 Period Ended December
 31, 2004/(1)/             9.412    10.699          13.67
 Equity Value
  2006                    11.279    13.239          17.37                   100
  2005                    11.070    11.279           1.89                    41
 Period Ended December
 31, 2004/(1)/            10.000    11.070          10.70
 Government & High
 Quality Bond
  2006                    17.348    17.751           2.33                   349
  2005                    17.323    17.348           0.14                   133
 Period Ended December
 31, 2004/(1)/            17.201    17.323           0.71
 Growth
  2006                    16.493    17.798           7.91                    77
  2005                    14.988    16.493          10.04                    11
 Period Ended December
 31, 2004/(1)/            13.447    14.988          11.46
 International
 Emerging Markets
  2006                    21.055    28.591          35.79                   214
  2005                    15.970    21.055          31.84                    64
 Period Ended December
 31, 2004/(1)/            12.443    15.970          28.35
 International
 SmallCap
  2006                    23.223    29.725          28.00                   170
  2005                    18.321    23.223          26.76                    68
 Period Ended December
 31, 2004/(1)/            15.145    18.321          20.97
 LargeCap Blend
  2006                    11.129    12.654          13.70                 1,642
  2005                    10.824    11.129           2.82                   664
 Period Ended December
 31, 2004/(1)/             9.826    10.824          10.16
 LargeCap Stock Index
  2006                     8.984    10.193          13.46                   446
  2005                     8.760     8.984           2.56                   166
 Period Ended December
 31, 2004/(1)/             7.949     8.760          10.20
 LargeCap Value
  2006                    11.981    14.297          19.33                 1,312
  2005                    11.575    11.981           3.51                   540
 Period Ended December
 31, 2004/(1)/            10.497    11.575          10.27
 MidCap
  2006                    33.033    37.044          12.14                   343
  2005                    30.812    33.033           7.21                   147
 Period Ended December
 31, 2004/(1)/            27.062    30.812          13.86
 MidCap Growth
  2006                    11.206    12.063           7.65                    95
  2005                    10.038    11.206          11.64                    18
 Period Ended December
 31, 2004/(1)/             8.596    10.038          16.78
 MidCap Value
  2006                    14.764    16.419          11.21                   524
  2005                    13.604    14.764           8.53                   229
 Period Ended December
 31, 2004/(1)/            11.588    13.604          17.40
 Money Market
  2006                    12.939    13.291           2.72                   370
  2005                    12.838    12.939           0.79                   189
 Period Ended December
 31, 2004/(1)/            12.862    12.838          -0.19
 Principal LifeTime
 2010
  2006                    11.272    12.428          10.25                   436
  2005                    10.863    11.272           3.77                   222
 Period Ended December
 31, 2004/(2)/            10.000    10.863           8.63
 Principal LifeTime
 2020
  2006                    11.523    13.028          13.06                 1,978
  2005                    10.994    11.523           4.81                   602
 Period Ended December
 31, 2004/(2)/            10.000    10.994           9.94
 Principal LifeTime
 2030
  2006                    11.519    12.985          12.73                   234
  2005                    10.991    11.519           4.80                    90
 Period Ended December
 31, 2004/(2)/            10.000    10.991           9.91
 Principal LifeTime
 2040
  2006                    11.698    13.223          13.03                   103
  2005                    11.109    11.698           5.30                    30
 Period Ended December
 31, 2004/(2)/            10.000    11.109          11.09
 Principal LifeTime
 2050
  2006                    11.726    13.294          13.38                    92
  2005                    11.105    11.726           5.59                    39
 Period Ended December
 31, 2004/(2)/            10.000    11.105          11.05
 Principal LifeTime
 Strategic Income
  2006                    11.024    11.933           8.25                   184
  2005                    10.699    11.024           3.04                    45
 Period Ended December
 31, 2004/(2)/            10.000    10.699           6.99
 Real Estate
 Securities
  2006                    26.152    35.074          34.12                   135
  2005                    22.994    26.152          13.73                    55
 Period Ended December
 31, 2004/(1)/            19.130    22.994          20.20
 Short-Term Bond
  2006                     9.860    10.110           2.54                 1,751
  2005                     9.866     9.860          -0.06                   805
 Period Ended December
 31, 2004/(1)/             9.894     9.866          -0.28
 SmallCap Growth
  2006                     9.694    10.371           6.98                   111
  2005                     9.257     9.694           4.72                    32
 Period Ended December
 31, 2004/(1)/             7.847     9.257          17.97
 SmallCap Value
  2006                    21.510    25.054          16.48                   373
  2005                    20.629    21.510           4.27                   152
 Period Ended December
 31, 2004/(1)/            17.518    20.629          17.76



/ //(1)/ Commenced operations on August 20, 2004.
/ //(2)/ Commenced operations on August 30, 2004.

APPENDIX A - GMWB EXAMPLES


These examples are provided to assist you in understanding the various features of the GMWB rider and the guarantees associated with each GMWB option.


Please note that, for the purpose of the following examples, a partial annuitization has the same effect as a partial surrender.


EXAMPLES WITHOUT EXCESS WITHDRAWALS
The examples without excess withdrawals assume the following:

  . the client is age 62.
  . initial premium payment = $100,000.
  . withdrawal benefit base prior to partial surrender = $100,000.
  . remaining withdrawal benefit base prior to partial surrender = $100,000. . Investment Back (7%) withdrawal benefit payment = $7,000.
  . For Life (5%) withdrawal benefit payment = $5,000.


EXAMPLE 1 .

.. In contract year one, no partial surrenders are made. (Partial annuitizations are not permitted in contract year one.)
.. On the first contract anniversary, a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.05% = $5,000
.. The new withdrawal benefit base is $100,000 + $5,000 = $105,000.
.. The new withdrawal benefit payment:
  . Investment Back is $105,000 x 0.07% = $7,350
  . For Life is $105,000 x 0.05% = $5,250


EXAMPLE 2 .

In contract year one:
.. no partial surrenders are made; and
.. the client makes a premium payment of $50,000.

On the first contract anniversary:
.. a 5% GMWB bonus is credited to the withdrawal benefit base. The credit is
  ($100,000 + $50,000) x 0.05% = $7,500;
.. Investment Back:
  . the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
    and
  . the new withdrawal benefit payment is $157,500 x 7% = $11,025.
.. For Life:
  . the new withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
    and
  . the new withdrawal benefit payment is $157,500 x 5% = $7,875.


EXAMPLE 3 .

In contract year one, the client makes a partial surrender of $5,000.

On the first contract anniversary,
.. Investment Back:
  . the new remaining withdrawal benefit base is $100,000 - $5,000 = $95,000. . the withdrawal benefit base remains the same ($100,000).
  . the withdrawal benefit payment for the next contract year remains the same
    ($100,000 x 0.07% = $7,000).
.. For Life:
  . the new remaining withdrawal benefit base is $100,000 - $5,000 = $95,000. . the withdrawal benefit base remains the same ($100,000).
  . the withdrawal benefit payment for the next contract year remains the same
    ($100,000 x 0.05% = $5,000).

EXAMPLE 4 .

In contract year one, no partial surrenders are made.

On the first contract anniversary:
.. a 5% GMWB bonus is credited to withdrawal benefit base. The credit is $100,000
  x 0.05% = $5,000; and
.. the new withdrawal benefit base is $100,000 + $5,000 = $105,000.

In contract year two:
.. the client makes a partial surrender of $5,000.
.. no GMWB bonus is credited as the client made a partial surrender.

In contract year three:
.. the client does not make any partial surrenders;
.. no GMWB bonus is credited as the client had taken a partial surrender (in contract year two).


EXAMPLE 5 .

In each of the first three contract years, a partial surrender of $5,000 is made. In each of contract years four and five, a partial annuitization of $5,000 is made. On the fifth contract anniversary, you may elect a step-up.


                                             EXAMPLE 5A.                   EXAMPLE 5B.
 THE ACCUMULATED VALUE IS:                  $90,000                       $110,000
INVESTMENT BACK
 Prior to step-up
             Withdrawal Benefit
             Base                     =    $100,000                 =    $100,000
             Withdrawal Benefit            $ 100,000                     $ 100,000
             Payment                  =    x 0.07% = $7,000         =    x 0.07% = $7,000
             Remaining Withdrawal     =    $75,000                  =    $75,000
             Benefit Base
             ------------------------------------------------------------------------------------
 After step-up
             Withdrawal Benefit
             Base                     =    $90,000                  =    $110,000
             Withdrawal Benefit            $ 90,000                      $ 110,000
             Payment                  =    x 0.07% = $6,300         =    x 0.07% = $7,700
             Remaining Withdrawal     =    $90,000                  =    $110,000
             Benefit Base
             ------------------------------------------------------------------------------------
FOR LIFE
 Prior to step-up
             Withdrawal Benefit
             Base                     =    $100,000                 =    $100,000
             Withdrawal Benefit            $ 100,000                     $ 100,000
             Payment                  =    x 0.05% = $5,000         =    x 0.05% = $5,000
             Remaining Withdrawal     =    $75,000                  =    $75,000
             Benefit Base
             ------------------------------------------------------------------------------------
 After step-up
             Withdrawal Benefit
             Base                     =    $90,000                  =    $110,000
             Withdrawal Benefit            $ 90,00 0                     $ 110,000
             Payment                  =    x 0.05% = $4,500         =    x 0.05% = $5,500
             Remaining Withdrawal     =    $90,000                  =    $110,000
             Benefit Base
             ------------------------------------------------------------------------------------



EXAMPLES WITH EXCESS WITHDRAWALS
The excess withdrawal examples assume the following:


PAGE>

  . the client is age 62.
  . the initial premium payment is $100,000.
  . withdrawal benefit base prior to partial surrender = $100,000.
  . remaining withdrawal benefit base prior to partial surrender = $100,000. . Investment Back (7%) withdrawal benefit payment = $7,000.
  . For Life (5%) withdrawal benefit payment = $5,000.
  . partial surrender amount = $8,000 (excess amount for "Investment Back" is $1,000; excess amount for "For Life" is $3,000).


EXAMPLE 1 .


In the first example, the accumulated value prior to partial surrender is $90,000.

WITHDRAWAL BENEFIT BASE CALCULATION
-----------------------------------
On the contract anniversary following the partial surrender, the withdrawal benefit base is adjusted for any excess withdrawals.


INVESTMENT BACK . The amount of the adjustment* is $1,204.82. The new withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.


* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $1,000 (the amount of the excess withdrawal); and .. (b) is $1,204.82 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $7,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).


FOR LIFE . The amount of the adjustment* is $3,529.41. The new withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $3,000 (the amount of the excess withdrawal); and .. (b) is $3,529.41 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $5,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

REMAINING WITHDRAWAL BENEFIT BASE CALCULATION
---------------------------------------------
The remaining withdrawal benefit base is adjusted when partial surrenders are made.


INVESTMENT BACK . The amount of the adjustment* is $8,120.48 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

* The amount of the adjustment is (a) plus (b) where:
.. (a) is $7,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $1,000 (the amount of the excess withdrawal); and . (2) is $1,120.48 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:



    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $7,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).


FOR LIFE . The amount of the adjustment* is $8,352.94 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

* The amount of the adjustment is (a) plus (b) where
.. (a) is $5,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $3,000 (the amount of the excess withdrawal); and . (2) is $3,352.94 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($90,000 - $5,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

WITHDRAWAL BENEFIT PAYMENT CALCULATION (FOR THE NEXT CONTRACT YEAR)
-------------------------------------------------------------------
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage.


INVESTMENT BACK . The new withdrawal benefit payment $98,795.18. x 0.07% = $6,915.66.



FOR LIFE . The new withdrawal benefit payment $96,470.59 x 0.05% = $4,823.53.



EXAMPLE 2 .

In this example, the accumulated value prior to partial surrender is $110,000.

WITHDRAWAL BENEFIT BASE CALCULATION
-----------------------------------
On the contract anniversary following the partial surrender, the withdrawal benefit base is adjusted for any excess withdrawals.


INVESTMENT BACK . The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new withdrawal benefit base is $100,000 - $1,000 = $99,000.


* The amount of the adjustment is the greater of (a) or (b) where:
.. (a) is $1,000 (the amount of the excess withdrawal); and .. (b) is $970.87 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 minus $7,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000)


FOR LIFE . The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new withdrawal benefit base is $100,000 - $3,000 = $97,000.

* The amount of the adjustment is the greater of (a) or (b) where:

.. (a) is $3,000 (the amount of the excess withdrawal); and .. (b) is $2,857.14 (the result of ((1) divided by (2)) multiplied by (3)) where:
  . (1) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
  . (2) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 minus $5,000); and
  . (3) is the withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

REMAINING WITHDRAWAL BENEFIT BASE CALCULATION
---------------------------------------------
The remaining withdrawal benefit base is adjusted when partial surrenders are made.


INVESTMENT BACK . The amount of the adjustment* is $8,000 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a) plus (b) where:
.. (a) is $7,000 (the actual amount surrendered that does not exceed the withdrawal benefit payment); and
.. (b) is $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $1,000 (the amount of the excess withdrawal); and . (2) is $902.91 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($1,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 - $7,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).


FOR LIFE . The amount of the adjustment* is $8,000 (the amount of the withdrawal benefit payment plus the excess withdrawal). The new remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a) plus (b) where
.. (a) is $5,000 - the actual amount surrendered that does not exceed the withdrawal benefit payment; and
.. (b) is $3,000 - a proportionate reduction for the excess withdrawal. The amount of the proportionate reduction is the greater of (1) or (2) where:
  . (1) is $3,000 (the amount of the excess withdrawal); and . (2) is $2,714.28 (the result of ((i) divided by (ii)) multiplied by (iii))
    where:
    . (i) is the amount of the surrender greater than the withdrawal benefit payment remaining prior to the partial surrender ($3,000);
    . (ii) is the accumulated value after the withdrawal benefit payment is deducted but prior to the surrender of the excess amount ($110,000 - $5,000); and
    . (iii) is the remaining withdrawal benefit base after the withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

WITHDRAWAL BENEFIT PAYMENT CALCULATION (FOR THE NEXT CONTRACT YEAR)
-------------------------------------------------------------------
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary) multiplied by the associated percentage.


INVESTMENT BACK . The new withdrawal benefit payment is $99,000 x 0.07% =
$6,930.



FOR LIFE . The new withdrawal benefit payment $97,000 x 0.05% = $4,850.

            PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


           PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY/SM// /CONTRACT


                      STATEMENT OF ADDITIONAL INFORMATION



                               DATED MAY 1, 2007


This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity/sm// / (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2007.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                   Principal Investment Plus Variable Annuity
                         The Principal Financial Group
                                 P.O. Box 9382
                           Des Moines Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS



                                                                            Page


General Information and History.........................................

Independent Registered Public Accounting Firm...........................

Principal Underwriter...................................................

Calculation of Performance Data .........................................

Taxation Under Certain Retirement Plans.................................

Financial Statements

 Principal Life Insurance Company Separate Account B
  Report of Independent Registered Public Accounting Firm...............


 Principal Life Insurance Company
  Report of Independent Registered Public Accounting Firm...............

  Financial Statements..................................................

GENERAL INFORMATION AND HISTORY


Principal Life Insurance Company (the "Company") is the issuer of the Principal Investment Plus Variable Annuity (the "Contract") and serves as custodian of its assets. The Company is a stock life insurance company with its home office at:
Principal Financial Group, Des Moines, Iowa 50392 and is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


PRINCIPAL UNDERWRITER


Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a indirect, wholly owned subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last two fiscal years Princor has received and retained the following commissions:

                                     2006                                                   2005
                               RECEIVED/RETAINED                                     RECEIVED/RETAINED
                               -----------------                                     -----------------
                                $22,386,910/$0                                         $12,169,228/$0




CALCULATION OF PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.


The Contract was not offered prior to January 4, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.


In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares and do not include the effects of the subsequent class' annual fees and expenses.


The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

                                YIELD FOR THE PERIOD ENDED DECEMBER 31, 2006
-------------------------------------------------------------------------------
 FOR CONTRACTS:                 7-DAY ANNUALIZED YIELD   7-DAY EFFECTIVE YIELD
-------------------------------------------------------------------------------
 without a surrender charge or
 a purchase payment credit               3.28%                   3.33%
 rider
-------------------------------------------------------------------------------
 with a surrender charge but
 without a purchase payment             -2.62%                  -2.67%
 credit rider
-------------------------------------------------------------------------------
 without a surrender charge
 but with a purchase payment             2.68%                   2.74%
 credit rider
-------------------------------------------------------------------------------



In addition, from time to time, the Separate Account will advertise the "yield" for certain other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the premium payment credit rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the premium payment credit rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2006 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:


                              CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001     5.77      4.56                    4.88
 AIM V.I. SmallCap
 Equity                 August 29, 2003        9.95                             12.34
 AllianceBernstein
 Small Cap Growth       August 15, 1996        3.28      4.36       2.57         3.04
 American Century VP
 Inflation Protection   December 31, 2002     -5.71                              1.18
 American Century VP
 Ultra                  May 1, 2001          -10.62     -1.01          /        -1.73
 American Century VP
 Vista                  October 5, 2001        1.62      7.36          /         7.40
 Dreyfus IP Technology
 Growth                 August 31, 1999       -3.29     -2.44                   -5.30
 Fidelity VIP
 Contrafund             January 3, 1995        4.02      9.77       9.53        12.51
 Fidelity VIP
 Equity-Income          November 3, 1986      12.41      6.96       7.62         9.65
 Fidelity VIP Growth    October 31, 1986      -0.78     -0.58       4.93         9.00
 Fidelity VIP Mid Cap   December 28, 1998      4.98     13.65                   17.60
 Fidelity VIP Overseas  January 28, 1987      10.28     10.64       6.05         6.28
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998      4.85      9.57                    6.38
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998            8.69     13.22                    9.87
 Lehman Brothers High
 Income Bond Portfolio  September 15, 2004     0.10                              0.64
 Neuberger Berman AMT
 Fasciano               July 12, 2002         -2.09                              7.60
 Neuberger Berman AMT
 Partners               March 22, 1994         4.82      8.18       7.36        10.05
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999      6.26      7.65                    5.77
 Principal VCF Asset
 Allocation              June 1, 1994          5.34      4.60       6.10         7.19
 Principal VCF Bond      December 18, 1987    -2.68      3.26       4.34         6.14
 Principal VCF Capital
 Value                   May 13, 1970         12.43      7.41       6.02        10.53
 Principal VCF
 Diversified
 International           May 2, 1994          20.35     14.44       7.24         8.11
 Principal VCF Equity
 Growth                  June 1, 1994         -1.14      0.65       4.99         9.09
 Principal VCF Equity
 Income I               April 28, 1998        10.68     10.18                    8.94
 Principal VCF Equity
 Value                  August 30, 2004       12.04                             11.53
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987        -3.10      2.14       4.33         5.76
 Principal VCF Growth    May 2, 1994           2.52      1.93       2.43         4.90
 Principal VCF
 International
 Emerging Markets        October 24, 2000     30.58     25.60                   18.03
 Principal VCF
 International
 SmallCap                May 1, 1998          22.73     21.26          /        13.67
 Principal VCF
 LargeCap Blend          May 1, 2002           8.35         /                    5.54
 Principal VCF
 LargeCap Stock Index    May 3, 1999           8.10      3.90                    0.44
 Principal VCF
 LargeCap Value          May 1, 2002          14.01                              8.55
 Principal VCF MidCap    December 18, 1987     6.78     10.35       9.50        12.67
 Principal VCF MidCap
 Growth                  May 1, 1998           2.26      5.74                    2.47
 Principal VCF MidCap
 Value                   May 3, 1999           5.84     11.68          /        12.12
 Principal VCF Money
 Market                  March 18, 1983       -2.70      0.12       2.17         3.84
 Principal VCF
 Principal LifeTime
 2010                   August 30, 2004        4.87                              8.44
 Principal VCF
 Principal LifeTime
 2020                   August 30, 2004        7.70                             10.74
 Principal VCF
 Principal LifeTime
 2030                   August 30, 2004        7.37                             10.58
 Principal VCF
 Principal LifeTime
 2040                   August 30, 2004        7.67                             11.48
 Principal VCF
 Principal LifeTime
 2050                   August 30, 2004        8.02                             11.74
 Principal VCF
 Principal LifeTime
 Strategic Income       August 30, 2004        2.86                              6.49
 Principal VCF Real
 Estate Securities       May 1, 1998          28.88     24.20                   15.98
 Principal VCF
 Short-Term Bond         May 1, 2003          -2.88                             -0.16
 Principal VCF
 SmallCap Growth         May 1, 1998           1.59     -1.60                    0.79
 Principal VCF
 SmallCap Value          May 1, 1998          11.14     14.45                   11.55
 Principal VCF SAM
 Balanced               June 3,1997            3.20      5.76                    7.56
 Principal VCF SAM
 Conservative Balanced  April 23, 1998         1.41      5.19                    4.23
 Principal VCF SAM
 Conservative Growth    June 3,1997            4.79      5.96                    8.18
 Principal VCF SAM
 Flexible Income        September 9, 1997     -0.51      4.46                    5.57
 Principal VCF SAM
 Strategic Growth       June 3, 1997           5.61      5.86                    9.15
 Principal VCF West
 Coast Equity           April 28, 1998         4.62      6.93                   10.50
 T. Rowe Price Blue
 Chip Growth            December 29, 2000      1.94      2.15                   -0.50
 T. Rowe Price Heath
 Sciences               December 29, 2000      1.06      4.77                    2.53

                              CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001   11.77       5.06                    5.19
 AIM V.I. SmallCap
 Equity                 August 29, 2003      15.95                              13.24
 AllianceBernstein
 Small Cap Growth       August 15, 1996       9.28       4.86       2.57         3.04
 American Century VP
 Inflation Protection   December 31, 2002     0.29                               2.13
 American Century VP
 Ultra                  May 1, 2001          -4.62      -0.39          /        -1.35
 American Century VP
 Vista                  October 5, 2001       7.62       7.81          /         7.68
 Dreyfus IP Technology
 Growth                 August 31, 1999       2.71      -1.79                   -5.30
 Fidelity VIP
 Contrafund             January 3, 1995      10.02      10.18       9.53        12.51
 Fidelity VIP
 Equity-Income          November 3, 1986     18.41       7.41       7.62         9.65
 Fidelity VIP Growth    October 31, 1986      5.22       0.03       4.93         9.00
 Fidelity VIP Mid Cap   December 28, 1998    10.98      14.01          /        17.60
 Fidelity VIP Overseas  January 28, 1987     16.28      11.04       6.05         6.28
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998    10.85       9.99                    6.38
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998          14.69      13.58                    9.87
 Lehman Brothers High
 Income Bond Portfolio  September 15, 2004    6.10                               2.77
 Neuberger Berman AMT
 Fasciano               July 12, 2002         3.91                               8.11
 Neuberger Berman AMT
 Partners               March 22, 1994       10.82       8.61       7.36        10.05
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999    12.26       8.09                    5.77
 Principal VCF Asset
 Allocation              June 1, 1994        11.34       5.09       6.10         7.19
 Principal VCF Bond      December 18, 1987    3.32       3.79       4.34         6.14
 Principal VCF Capital
 Value                   May 13, 1970        18.43       7.85       6.02        10.53
 Principal VCF
 Diversified
 International           May 2, 1994         26.35      14.79       7.24         8.11
 Principal VCF Equity
 Growth                  June 1, 1994         4.86       1.23       4.99         9.09
 Principal VCF Equity
 Income I               April 28, 1998       16.68      10.58                    8.94
 Principal VCF Equity
 Value                  August 30, 2004      18.04                              13.36
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987        2.90       2.68       4.33         5.76
 Principal VCF Growth    May 2, 1994          8.52       2.48       2.43         4.90
 Principal VCF
 International
 Emerging Markets        October 24, 2000    36.58      25.84                   18.03
 Principal VCF
 International
 SmallCap                May 1, 1998         28.73      21.53                   13.67
 Principal VCF
 LargeCap Blend          May 1, 2002         14.35                               6.07
 Principal VCF
 LargeCap Stock Index    May 3, 1999         14.10       4.41                    0.44
 Principal VCF
 LargeCap Value          May 1, 2002         20.01                               9.02
 Principal VCF MidCap    December 18, 1987   12.78      10.75       9.50        12.67
 Principal VCF MidCap
 Growth                  May 1, 1998          8.26       6.21                    2.47
 Principal VCF MidCap
 Value                   May 3, 1999         11.84      12.06                   12.12
 Principal VCF Money
 Market                  March 18, 1983       3.30       0.71       2.17         3.84
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004      10.87                              10.34
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004      13.70                              12.59
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004      13.37                              12.43
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004      13.67                              13.31
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004      14.02                              13.57
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004       8.86                               8.43
 Principal VCF Real
 Estate Securities       May 1, 1998         34.88      24.45                   15.98
 Principal VCF
 Short-Term Bond         May 1, 2003          3.12                               0.92
 Principal VCF
 SmallCap Growth         May 1, 1998          7.59      -0.97                    0.79
 Principal VCF
 SmallCap Value          May 1, 1998         17.14      14.80                   11.55
 Principal VCF SAM
 Balanced               June 3,1997           9.20       6.23                    7.56
 Principal VCF SAM
 Conservative Balanced  April 23, 1998        7.41       5.68                    4.23
 Principal VCF SAM
 Conservative Growth    June 3,1997          10.79       6.44                    8.18
 Principal VCF SAM
 Flexible Income        September 9, 1997     5.49       4.96                    5.57
 Principal VCF SAM
 Strategic Growth       June 3, 1997         11.61       6.33                    9.15
 Principal VCF West
 Coast Equity           April 28, 1998       10.62       7.39                   10.50
 T. Rowe Price Blue
 Chip Growth            December 29, 2000     7.94       2.69                   -0.50
 T. Rowe Price Heath
 Sciences               December 29, 2000     7.06       5.26                    2.53





                               CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001     3.10      3.75                    4.09
 AIM V.I. SmallCap
 Equity                 August 29, 2003        7.26                             11.41
 AllianceBernstein
 Small Cap Growth       August 15, 1996        0.63      3.55       1.95         2.42
 American Century VP
 Inflation Protection   December 31, 2002     -8.30                              0.30
 American Century VP
 Ultra                  May 1, 2001          -13.19     -1.84                   -2.53
 American Century VP
 Vista                  October 5, 2001       -1.02      6.55                    6.60
 Dreyfus IP Technology
 Growth                 August 31, 1999       -5.90     -3.27                   -6.07
 Fidelity VIP
 Contrafund             January 3, 1995        1.36      8.96       8.87        11.83
 Fidelity VIP
 Equity-Income          November 3, 1986       9.70      6.15       6.98         8.99
 Fidelity VIP Growth    October 31, 1986      -3.41     -1.41       4.30         8.34
 Fidelity VIP Mid Cap   December 28, 1998      2.31     12.84                   16.90
 Fidelity VIP Overseas  January 28, 1987       7.59      9.83       5.41         5.64
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998      2.18      8.76                    5.74
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998            6.01     12.40                    9.21
 Lehman Brothers High
 Income Bond Portfolio  September 15, 2004    -2.53                             -0.43
 Neuberger Berman AMT
 Fasciano               July 12, 2002         -4.71                              6.76
 Neuberger Berman AMT
 Partners               March 22, 1994         2.16      7.37       6.72         9.39
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999      3.59      6.84                    5.05
 Principal VCF Asset
 Allocation              June 1, 1994          2.68      3.78       5.47         6.55
 Principal VCF Bond      December 18, 1987    -5.30      2.45       3.72         5.50
 Principal VCF Capital
 Value                   May 13, 1970          9.73      6.60       5.38         9.87
 Principal VCF
 Diversified
 International           May 2, 1994          17.59     13.63       6.60         7.46
 Principal VCF Equity
 Growth                  June 1, 1994         -3.76     -0.17       4.36         8.44
 Principal VCF Equity
 Income I               April 28, 1998         7.98      9.36                    8.29
 Principal VCF Equity
 Value                  August 30, 2004        9.34                             10.47
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987        -5.71      1.32       3.70         5.13
 Principal VCF Growth    May 2, 1994          -0.12      1.11       1.82         4.28
 Principal VCF
 International
 Emerging Markets        October 24, 2000     27.76     24.76                   17.18
 Principal VCF
 International
 SmallCap                May 1, 1998          19.96     20.43                   12.99
 Principal VCF
 LargeCap Blend          May 1, 2002           5.67                              4.72
 Principal VCF
 LargeCap Stock Index    May 3, 1999           5.42      3.08                   -0.29
 Principal VCF
 LargeCap Value          May 1, 2002          11.29                              7.72
 Principal VCF MidCap    December 18, 1987     4.11      9.54       8.85        11.99
 Principal VCF MidCap
 Growth                  May 1, 1998          -0.39      4.93                    1.85
 Principal VCF MidCap
 Value                   May 3, 1999           3.17     10.87                   11.39
 Principal VCF Money
 Market                  March 18, 1983       -5.32     -0.71       1.56         3.21
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004        2.21                              7.38
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004        5.02                              9.68
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004        4.69                              9.52
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004        4.99                             10.41
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004        5.34                             10.68
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004        0.21                              5.43
 Principal VCF Real
 Estate Securities       May 1, 1998          26.08     23.36                   15.28
 Principal VCF
 Short-Term Bond         May 1, 2003          -5.50                             -1.06
 Principal VCF
 SmallCap Growth         May 1, 1998          -1.05     -2.43                    0.19
 Principal VCF
 SmallCap Value          May 1, 1998           8.44     13.63                   10.88
 Principal VCF SAM
 Balanced               June 3,1997            0.55      4.95                    6.92
 Principal VCF SAM
 Conservative Balanced  April 23, 1998        -1.23      4.38                    3.60
 Principal VCF SAM
 Conservative Growth    June 3,1997            2.12      5.15                    7.53
 Principal VCF SAM
 Flexible Income        September 9, 1997     -3.14      3.65                    4.94
 Principal VCF SAM
 Strategic Growth       June 3, 1997           2.95      5.06                    8.49
 Principal VCF West
 Coast Equity           April 28, 1998         1.96      6.12                    9.83
 T. Rowe Price Blue
 Chip Growth            December 29, 2000     -0.70      1.33                   -1.45
 T. Rowe Price Heath
 Sciences               December 29, 2000     -1.58      3.95                    1.61

                               CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 AIM V.I. Basic Value   September 10, 2001   11.10       4.43                    4.56
 AIM V.I. SmallCap
 Equity                 August 29, 2003      15.26                              12.56
 AllianceBernstein
 Small Cap Growth       August 15, 1996       8.63       4.23       1.95         2.42
 American Century VP
 Inflation Protection   December 31, 2002    -0.30                               1.52
 American Century VP
 Ultra                  May 1, 2001          -5.19      -0.99                   -1.94
 American Century VP
 Vista                  October 5, 2001       6.98       7.16                    7.03
 Dreyfus IP Technology
 Growth                 August 31, 1999       2.10      -2.38                   -5.87
 Fidelity VIP
 Contrafund             January 3, 1995       9.36       9.52       8.87        11.83
 Fidelity VIP
 Equity-Income          November 3, 1986     17.70       6.77       6.98         8.99
 Fidelity VIP Growth    October 31, 1986      4.59      -0.57       4.30         8.34
 Fidelity VIP Mid Cap   December 28, 1998    10.31      13.32                   16.90
 Fidelity VIP Overseas  January 28, 1987     15.59      10.37       5.41         5.64
 Goldman Sachs VIT
 Structured Small Cap
 Equity                 February 13, 1998    10.18       9.33                    5.74
 Goldman Sachs VIT Mid
 Cap Value              May 1, 1998          14.01      12.90                    9.21
 Lehman Brothers High
 Income Bond Portfolio  September 15, 2004    5.47                               2.16
 Neuberger Berman AMT
 Fasciano               July 12, 2002         3.29                               7.47
 Neuberger Berman AMT
 Partners               March 22, 1994       10.16       7.96       6.72         9.39
 Neuberger Berman AMT
 Socially Responsive    February 18, 1999    11.59       7.45                    5.14
 Principal VCF Asset
 Allocation              June 1, 1994        10.68       4.46       5.47         6.55
 Principal VCF Bond      December 18, 1987    2.70       3.16       3.72         5.50
 Principal VCF Capital
 Value                   May 13, 1970        17.73       7.21       5.38         9.87
 Principal VCF
 Diversified
 International           May 2, 1994         25.59      14.10       6.60         7.46
 Principal VCF Equity
 Growth                  June 1, 1994         4.24       0.62       4.36         8.44
 Principal VCF Equity
 Income I               April 28,1998        15.98       9.92                    8.29
 Principal VCF Equity
 Value                  August 30, 2004      17.34                              12.69
 Principal VCF
 Government & High
 Quality Bond            April 9, 1987        2.29       2.07       3.70         5.13
 Principal VCF Growth    May 2, 1994          7.88       1.86       1.82         4.28
 Principal VCF
 International
 Emerging Markets        October 24, 2000    35.76      25.09                   17.32
 Principal VCF
 International
 SmallCap                May 1, 1998         27.96      20.81                   12.99
 Principal VCF
 LargeCap Blend          May 1, 2002         13.67                               5.43
 Principal VCF
 LargeCap Stock Index    May 3, 1999         13.42       3.78                   -0.16
 Principal VCF
 LargeCap Value          May 1, 2002         19.29                               8.37
 Principal VCF MidCap    December 18, 1987   12.11      10.09       8.85        11.99
 Principal VCF MidCap
 Growth                  May 1, 1998          7.61       5.58                    1.85
 Principal VCF MidCap
 Value                   May 3, 1999         11.17      11.39                   11.45
 Principal VCF Money
 Market                  March 18, 1983       2.68       0.10       1.56         3.21
 Principal VCF
 Principal Lifetime
 2010                   August 30, 2004      10.21                               9.68
 Principal VCF
 Principal Lifetime
 2020                   August 30, 2004      13.02                              11.92
 Principal VCF
 Principal Lifetime
 2030                   August 30, 2004      12.69                              11.76
 Principal VCF
 Principal Lifetime
 2040                   August 30, 2004      12.99                              12.63
 Principal VCF
 Principal Lifetime
 2050                   August 30, 2004      13.34                              12.89
 Principal VCF
 Principal Lifetime
 Strategic Income       August 30, 2004       8.21                               7.79
 Principal VCF Real
 Estate Securities       May 1, 1998         34.08      23.70                   15.28
 Principal VCF
 Short-Term Bond         May 1, 2003          2.50                               0.31
 Principal VCF
 SmallCap Growth         May 1, 1998          6.95      -1.56                    0.19
 Principal VCF
 SmallCap Value          May 1, 1998         16.44      14.11                   10.88
 Principal VCF SAM
 Balanced               June 3,1997           8.55       5.60                    6.92
 Principal VCF SAM
 Conservative Balanced  April 23, 1998        6.77       5.04                    3.60
 Principal VCF SAM
 Conservative Growth    June 3,1997          10.12       5.80                    7.53
 Principal VCF SAM
 Flexible Income        September 9, 1997     4.86       4.33                    4.94
 Principal VCF SAM
 Strategic Growth       June 3, 1997         10.95       5.71                    8.49
 Principal VCF West
 Coast Equity           April 28, 1998        9.96       6.75                    9.83
 T. Rowe Price Blue
 Chip Growth            December 29, 2000     7.30       2.08                   -1.10
 T. Rowe Price Heath
 Sciences               December 29, 2000     6.42       4.63                    1.91

TAXATION UNDER CERTAIN RETIREMENT PLANS


INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement
--------------
annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $156,000 and $166,000 in 2007.

                      DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  ------------------------------------------------------------------------------------------------------------
                    MARRIED INDIVIDUALS (FILING JOINTLY)                              SINGLE INDIVIDUAL
  -----------------------------------------------------------------------    ---------------------------------
                               LIMITED                      NO                           LIMITED           NO
         YEAR                 DEDUCTION                  DEDUCTION             YEAR     DEDUCTION      DEDUCTION
         ----                 ---------                  ---------             ----     ---------      ---------
         2006                  $75,000                   $ 85,000              2006      $50,000        $60,000
         2007                  $83,000                   $103,000              2007      $52,000        $62,000




An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.


Taxation of Distributions. Distributions from IRA Contracts are taxed as
--------------------------
ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must
-----------------------
commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable
-------------------
portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS

Contributions. Under Section 408(k) of the Code, employers may establish a type
--------------
of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 100% of compensation or $45,000 for 2007.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.


Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

   SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------
      YEAR         ELECTIVE DEFERRAL      CATCH-UP CONTRIBUTION
      ----         -----------------      ---------------------
      2006              $15,000                   $5,000
      2007             $15,500.                   $5,000




Taxation of Distributions. Generally, distribution payments from SEPs and
--------------------------
SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum
-----------------------
required distribution rules described above for IRAs.


Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and
-------------------
from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type
--------------
of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $7,000 limit in 2002) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $7,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2002 ($11,000 - $7,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                      SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  -----------------------------------------------------------------------------------------------
        YEAR        ELECTIVE DEFERRAL  CATCH-UP CONTRIBUTION   OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----        -----------------  ---------------------   -----------------------------------
        2006             $10,000              $2,500                         $15,000
   2007 and beyond       $10,500              $2,500                         $15,500




Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are
--------------------------
subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required
-----------------------
distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same
-------------------
manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a
-------------
Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2004 and 2005 and $1,000 in 2006 and beyond.

       ROTH IRA - MAXIMUM ANNUAL CONTRIBUTION
  ------------------------------------------------
  YEAR  INDIVIDUAL ROTH IRA   CATCH-UP CONTRIBUTION
  ----  -------------------   ---------------------
  2006        $4,000                 $1,000
  2007        $4,000                 $1,000
  2008        $5,000                 $1,000



Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.


The maximum contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000 (see chart below).


If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than $100,000) may convert a traditional IRA into a Roth IRA. All IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

            MODIFIED ADJUSTED GROSS INCOME
  ------------------------------------------------------------------------------------------------------------------------
          SINGLE             MARRIED FILING JOINT       ROTH IRA CONTRIBUTION
          ------             --------------------       ---------------------
      $99,000 or less              $156,000               Full Contribution
    $99,000 - $114,000       $156,000 - $166,0000       Partial Contribution*
      $114,000 & over           $166,000 & over            No Contribution

  *Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is "married, filing separately" may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.


Taxation of Distribution. Qualified distributions are received income-tax free
-------------------------
by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

FINANCIAL STATEMENTS

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Basic Value Series 1, AIM V.I. Capital Appreciation Series I, AIM V.I. Core Equity Series I, AIM V.I. Dynamics Series I, AIM V.I. Global Health Care Series I, AIM V.I. Small Cap Equity Series I, AIM V.I. Small Cap Growth Series I (formerly AIM V.I. Small Company Growth Series I), AIM V.I. Technology Series I, Alliance Bernstein VP Series Small Cap Growth Class A, American Century VP Income & Growth Class I, American Century VP Inflation Protection Class II, American Century VP Ultra Class I, American Century VP Ultra Class II, American Century VP Value Class II, American Century VP Vista Class I, Asset Allocation, Balanced, Bond, Capital Value, Diversified International, Dreyfus IP Founders Discovery Initial Shares, Dreyfus IP Technology Service Shares, Equity Growth, Equity Income, Equity Value, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Overseas Service Class 2, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Goldman Sachs VIT Mid Cap Value Fund Service Class I, Goldman Sachs Structured Small Cap Equity Service Class I (formerly Goldman Sachs CORE Small Cap Equity Fund Service Class I), Government & High Quality Bond, Growth, International Emerging Markets, International SmallCap, Janus Aspen Mid Cap Growth Service Shares, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Fasciano S Class, Neuberger Berman AMT High Income Bond S Class, Neuberger Berman AMT Partners I Class, Neuberger Berman AMT Socially Responsive I Class, Principal LifeTime Strategic Income, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth, SmallCap Value, T. Rowe Price Blue Chip Growth II, T. Rowe Price Health Science II, and Templeton Growth Securities Class 2 Divisions] as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

April 23, 2007

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Assets and Liabilities
                               December 31, 2006
                                                                                                     AIM V.1.
                                                                                 AIM V.1.             Capital
                                                                                Basic Value        Appreciation
                                                                                  Series I            Series I
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $      1,072,800        $ 15,581,818
   Liabilities
   Net assets                                                                $      1,072,800        $ 15,581,818
                                                                             -      ---------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -          13,225,032
     The Principal Variable Annuity With Purchase Payment Credit                            -           2,356,786
     Rider
     Principal Investment Plus Variable Annuity                                       647,422                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                   425,378                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
                                                                                            -                   -
   Total net assets                                                          $      1,072,800        $ 15,581,818
                                                                             -      ---------        ------------
   Investments in shares of mutual funds, at cost                            $      1,040,800        $ 15,593,879
   Shares ofmutual fund owned                                                          80,299             594,272
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -           1,339,103
     The Principal Variable Annuity With Purchase Payment Credit                            -             239,604
     Rider
     Principal Investment Plus Variable Annuity                                        49,357                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                    32,891                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                9.88
     The Principal Variable Annuity With Purchase Payment Credit                            -                9.84
     Rider
     Principal Investment Plus Variable Annuity                                         13.12                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     12.93                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

                                              AIM V.I.           AIM V.I.           AIM V.L
        AIM V.L          AIM V.I.             Global            Small Cap         Small Cap          AIM V.I.
        Core Equity       Dynamics         Health Care           Equity              Growth           Technology
       Series I          Series I            Series I           Series I           Series I          Series I
       Division           Division           Division           Division           Division          Division
       --------           --------           --------           --------           --------          --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     61,827,860    $ 3,067,981        $ 13,857,021         $ 774,825         $ 4,430,627 $         6,147,933
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     61,827,860    $ 3,067,981        $ 13,857,021         $ 774,825         $ 4,430,627 $         6,147,933
    -     ----------    -----------        ------------         ---------         -------------         ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          47,804,740         1,748,048          8,446,568                   -         2,994,033         3,788,705
          14,023,120         1,319,933          5,410,453                   -         1,436,594         2,359,228
                   -                 -                  -             356,159                 -                 -
                                                                      418,666                 -                 -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     61,827,860    $ 3,067,981        $ 13,857,021         $ 774,825           $ 4,430,627        (k,147,933
    -     ----------    -----------        ------------         ---------           -----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     58,252,864    $ 2,290,194        $ 10,957,723         $ 751,934         $ 3,332,105 $         5,062,436
           2,271,413           178,891            644,213              51,009           239,493           438,512
           4,649,179           170,364            769,608                   _           300,366           625,345
           1,414,651           133,054            509,879                   _           149,066           402,767
                   _                 _                  _              25,062                 _                 _
                                                                       29,880                 _                 _
               10.28             10.26              10.98                   _              9.97              6.06
                9.91              9.92              10.61                   _              9.64              5.86
                   _                 _                  _               14.21                 _                 _
                                                                        14.01                 _                 _

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Alliance
                                                                                  Bernstein         American
                                                                                  VP Series         Century VP
                                                                                  Small Cap         Income &
                                                                                  Growth             Growth
                                                                                  Class A             Class I
                                                                                  Division           Division
                                                                                  --------           --------
   Assets
   Investments in shares of mutual funds, at markel                          $        994,036        $ 38,340,900
   Liabilities
   Net assets                                                                $        994,036        $ 38,340,900
                                                                             -        -------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -           7,170,058
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -          20,501,043
     The Principal Variable Annuity With Purchase Payment Credit                            -          10,669,799
     Rider
     Principal Investment Plus Variable Annuity                                       731,498                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                   262,538                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
                                                                                            -                   -
   Total net assets                                                          $        994,036        $ 38,340,900
                                                                             -        -------        ------------
   Investments in shares of mutual funds, at cost                            $        921,900        $ 28,201,779
   Shares ofmutual fund owned                                                          73,252           4,442,746
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -             579,156
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -           1,686,051
     The Principal Variable Annuity With Purchase Payment Credit                            -             907,598
     Rider
     Principal Investment Plus Variable Annuity                                        53,078                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                    19,321                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -               12.38
     Principal Freedom 2 Variable Annuity                                                   -               11.25
     The Principal Variable Annuity                                                         -               12.16
     The Principal Variable Annuity With Purchase Payment Credit                            -               11.76
     Rider
     Principal Investment Plus Variable Annuity                                         13.78                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     13.59                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

         American
        Century VP         American           American            American            American
         Inflation       Century VP         Century VP          Century VP           Century VP
        Protection         Ultra              Ultra               Value                Vista             Asset
         Class II         Class I            Class II            Class II              Class I         Allocation
         Division         Division           Division            Division             Division          Division
         --------         --------           --------            --------             --------          --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     48,661,365    $ 9,446,138        $ 41,242,582        $ 50,565,063      $          693,886 $    84,221,248
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     48,661,365    $ 9,446,138        $ 41,242,582        $ 50,565,063     $           693,886 $    84,221,248
    -     ----------    -----------        ------------        ------------     -           ---------    ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                              2,684
                   _         6,080,473                  _           33,115,958                 _         65,323,874
                   -         3,365,665                  -           17,449,105                 -         12,467,513
          34,741,530                 -         29,256,287                    -              519,933       4,113,723
          13,919,835                 _         11,986,295                    _              173,953       2,313,454
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     48,661,365    $ 9,446,138        $ 41,242,582        $ 50,565,063     $           693,886
    -     ----------    -----------        ------------        ------------     -           -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     49,357,651    $ 8,456,198        $ 41,023,836        $ 44,479,303     $           643,203 $    70,968,084
           4,827,516           940,850          4,132,523            5,792,104            44,084          5,968,905
                                                                                                              2,008
                   _           672,286                  _            2,266,362                 _          2,706,025
                   _           384,888                  _            1,227,739                 _            535,713
           3,389,498                 _          2,714,276                    _            38,683            170,410
           1,377,420                 -          1,127,888                    -            13,127             99,406
                   -                 -                  -                    -                 -               1.34
                   -              9.04                  -                14.61                 _              24.14
                   -              8.74                  -                14.21                 _              23.27
               10.25                 _              10.78                    _             13.44              24.14
               10.11                 _              10.63                    _             13.25              23.27

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Balanced            Bond
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $     92,320,337       $ 319,793,402
   Liabilities
   Net assets                                                                $     92,320,337       $ 319,793,402
                                                                             -     ----------       -------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                              1,028,047             351,190
     Premier Variable                                                               3,730,855           3,055,802
     Principal Freedom Variable Annuity                                                     -          15,130,770
     Principal Freedom 2 Variable Annuity                                                   -              53,305
     The Principal Variable Annuity                                                72,548,350         164,144,798
     The Principal Variable Annuity With Purchase Payment Credit                   15,013,085          62,581,173
     Rider
     Principal Investment Plus Variable Annuity                                             -          53,374,227
     Principal Investment Plus Variable Annuity With Purchase Rider                         -          21,102,137
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $     92,320,337       $ 319,793,402
                                                                             -     ----------       -------------
   Investments in shares of mutual funds, at cost                            $     82,673,782       $ 312,027,449
   Shares ofmutual fund owned                                                       5,684,750          26,451,067
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                474,221             171,287
     Premier Variable                                                               1,675,268           1,450,978
     Principal Freedom Variable Annuity                                                     -           1,099,132
     Principal Freedom 2 Variable Annuity                                                   -               5,148
     The Principal Variable Annuity                                                 3,525,538           8,677,485
     The Principal Variable Annuity With Purchase Payment Credit                      756,763           3,431,617
     Rider
     Principal Investment Plus Variable Annuity                                             -           2,821,626
     Principal Investment Plus Variable Annuity With Purchase Rider                         -           1,157,131
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                   1.95                2.05
     Premier Variable                                                                    2.17                2.11
     Principal Freedom Variable Annuity                                                     -               13.77
     Principal Freedom 2 Variable Annuity                                                   -               10.36
     The Principal Variable Annuity                                                     20.58               18.92
     The Principal Variable Annuity With Purchase Payment Credit                        19.84               18.24
     Rider
     Principal Investment Plus Variable Annuity                                             -               18.92
     Principal Investment Plus Variable Annuity With Purchase Rider                         -               18.24
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

                                                       Dreyfus IP
                                                      Founders               Dreyfus IP
           Capital               Diversified          Discovery             Technology                Equity
           Value             International         Initial Shares         Service Shares              Growth
           Division             Division              Division               Division                 Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        213,650,385     $ 290,731,308          $ 17,583,895             $ 451,722         $        179,749,917
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $         213,650,385     $ 290,731,308          $ 17,583,895             $ 451,722         $        179,749,917
   -         -----------     -------------          ------------             ---------         -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $           2,439,807                    -                      -                      -                       -
               3,086,246                    -                      -                      -                       -
                 277,653                    -                      -                      -                       -
               1,575,016              984,958                      -                      -                       -
              13,650,606            6,554,555                      -                      -                   2,214
               7,981,412            9,353,333                      -                      -                       -
                  22,697               72,978                      -                      -                       -
             149,483,317          195,794,392             11,219,916                      -             151,078,953
              25,046,661           55,159,610              6,363,979                      -              22,911,297
               6,154,360           16,563,735                      -                307,975               3,873,868
               3,670,918            6,247,747                      -                143,747               1,883,585
                   9,232                    -                      -                      -                       -
                 252,460
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $         213,650,385     $ 290,731,308          $ 17,583,895             $ 451,722         $        179,749,917
   -         -----------     -------------          ------------             ---------         -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $         178,045,665     $ 184,408,871          $ 14,700,220             $ 432,226         $        172,565,077
               5,721,756           14,085,819              1,697,287                 48,677               9,822,400
                  57,383                    -                      -                      -                       -
                 422,047                    -                      -                      -                       -
                  32,920                    -                      -                      -                       -
                 445,767              338,042                      -                      -                       -
               3,743,094            2,190,324                      -                      -                   2,092
                 651,626              574,978                      -                      -                       -
                   2,009                6,064                      -                      -                       -
               5,087,290            7,233,866              1,281,517                      -               5,028,952
                 884,166            2,113,901                751,818                      -                 791,083
                 209,449              611,970                      -                 25,294                 128,949
                 129,587              239,435                      -                 11,974                  65,037
   $               42.52          $ -                    $ -                    $ -            $                  -
                    7.31                    -                      -                      -                       -
                    8.43                    -                      -                      -                       -
                    3.53                 2.91                      -                      -                       -
                    3.65                 2.99                      -                      -                    1.06
                   12.25                16.27                      -                      -                       -
                   11.30                12.03                      -                      -                       -
                   29.38                27.07                   8.76                      -                   30.04
                   28.33                26.09                   8.46                      -                   28.96
                   29.38                27.07                      -                  12.18                   30.04
                   28.33                26.09                      -                  12.01                   28.96
                     217                    -                      -                      -                       -
                  29,934                    -                      -                      -                       -
   $               42.54          $ -                    $ -                    $ -            $                  -
                    8.43                    -                      -                      -                       -

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Equity              Equity
                                                                                  Income              Value
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $    155,519,274         $ 3,927,407
   Liabilities
   Net assets                                                                $    155,519,274         $ 3,927,407
                                                                             -    -----------         -----------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                 171,342                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                44,276,994                   -
     The Principal Variable Annuity With Purchase Payment Credit                   14,278,889                   -
     Rider
     Principal Investment Plus Variable Annuity                                    70,179,659           2,603,080
     Principal Investment Plus Variable Annuity With Purchase Rider                26,612,390           1,324,327
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    155,519,274         $ 3,927,407
                                                                             -    -----------         -----------
   Investments in shares of mutual funds, at cost                            $    132,960,423         $ 3,530,619
   Shares ofmutual fund owned                                                      13,441,597             304,686
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                 141,326                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                 3,140,718                   -
     The Principal Variable Annuity With Purchase Payment Credit                    1,050,595                   -
     Rider
     Principal Investment Plus Variable Annuity                                     4,978,096             193,898
     Principal Investment Plus Variable Annuity With Purchase Rider                 1,958,060             100,035
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                    1.21                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                     14.10                   -
     The Principal Variable Annuity With Purchase Payment Credit                        13.59                   -
     Rider
     Principal Investment Plus Variable Annuity                                         14.10               13.43
     Principal Investment Plus Variable Annuity With Purchase Rider                     13.59               13.24
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

         Fidelity VIP           Fidelity VIP          Fidelity VIP           Fidelity VIP          Fidelity VIP II
        Equity-Income            Growth                Growth                Overseas                Contrafund
           Service              Service                Service                Service                 Service
           Class 2               Class                 Class 2                Class 2                  Class
           Division             Division              Division               Division                 Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        77,174,324       $ 33,789,156           $ 4,364,661           $ 35,000,168        $        118,477,727
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        77,174,324       $ 33,789,156           $ 4,364,661           $ 35,000,168        $          1184 7727
    -        ----------       ------------           -----------           ------------        -          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             46,024,503            26,117,838                      _                      _              92,142,440
             24,346,731             7,671,318                      -                      -              26,335,287
              4,845,009                     -              2,462,473             24,057,213                       -
              1,958,081                     _              1,902,188             10,942,955                       -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        77,174,324       $ 33,789,156           $ 4,364,661           $ 35,000,168        $        118,477,727
    -        ----------       ------------           -----------           ------------        -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        67,544,087       $ 39,935,409           $ 4,132,386           $ 29,884,103        $         93,740,805
              2,983,159               945,945                123,226              1,473,691               3,775,581
              3,298,929             2,980,810                      _                      _               6,229,617
              1,794,179               908,170                      _                      -               1,846,847
                347,281                     _                204,390              1,503,271                       _
                144,297                     _                160,135                693,537                       _
                  13.95                  8.76                      _                      _                   14.79
                  13.57                  8.45                      _                      _                   14.26
                  13.95                     _                  12.05                  16.00                       _
                  13.57                     _                  11.88                  15.78                       _

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                Fidelity VIP      Fidelity VIP III
                                                                                II
                                                                                 Contrafund          Mid Cap
                                                                                   Service            Service
                                                                                   Class 2            Class 2
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $     23,281,029         $ 4,393,054
   Liabilities
   Net assets                                                                $     23,281,029         $ 4,393,054
                                                                             -     ----------         -----------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                    17,880,716           3,086,991
     Principal Investment Plus Variable Annuity With Purchase Rider                 5,400,313           1,306,063
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $     23,281,029         $ 4,393,054
                                                                             -     ----------         -----------
   Investments in shares of mutual funds, at cost                            $     23,059,803         $ 4,222,272
   Shares ofmutual fund owned                                                         748,345             128,264
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                     1,240,432             197,882
     Principal Investment Plus Variable Annuity With Purchase Rider                   379,971              84,914
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                         14.41               15.60
     Principal Investment Plus Variable Annuity With Purchase Rider                     14.21               15.38
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

        Goldman Sachs          Goldman Sachs
         VIT Mid Cap           Structured
          Value Fund           Small Cap              Government                                   International
            Service          Equity Service            & High                                        Emerging
            Class I             Class I             Quality Bond               Growth                Markets
           Division             Division              Division               Division                 Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,621,326      $ 4,000,632           $ 276,598,302          $ 96,085,309        $        104,347,151
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,621,326      $ 4,000,632           $ 276,598,302          $ 96,085,309        $        104,347,151
    -         ----------      -----------           -------------          ------------        -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                       _                    _                152,304                      _                       _
                       _                    _                 53,221                      _                       _
                       _                    _                370,079              1,158,524                       _
                       -                    -              3,031,448              6,054,302                 254,998
                       -                    -              7,567,716                      -                       -
                       _                    _                  3,506                      _                       _
                       _                    _            179,537,833             77,146,750              59,746,465
                       -                    -             60,622,772              8,044,509              27,306,727
               8,180,457            2,543,710             19,062,184              2,316,225              10,920,772
               4,440,869            1,456,922              6,197,239              1,364,999               6,118,189
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,621,326      $ 4,000,632           $ 276,598,302          $ 96,085,309        $        104,347,151
    -         ----------      -----------           -------------          ------------        -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,912,416      $ 4,074,501           $ 275,146,055          $ 101,918,518       $         71,075,601
                 784,420              277,052             24,348,442              6,594,736               4,871,483
                       _                    _                 54,132                      _                       _
                       _                    _                 17,147                      _                       _
                       _                    _                175,534                608,844                       _
                       _                    _              1,392,916              3,097,575                  80,375
                       _                    _                709,414                      _                       _
                       _                    _                    340                      _                       _
                       _                    _              9,750,649              4,178,663               2,014,594
                       _                    _              3,415,089                451,981                 955,067
                 550,376              188,684              1,035,264                125,460                 368,239
                 303,035              109,609                349,113                 76,693                 213,987
                       _                    _                   2.81                      _                       _
                       _                    _                   3.10                      _                       _
                       _                    _                   2.11                   1.90                       -
                       _                    _                   2.18                   1.95                    3.17
                       _                    _                  10.67                      _                       _
                       _                    _                  10.33                      -                       -
                       _                    _                  18.41                  18.46                   29.66
                       _                    _                  17.75                  17.80                   28.59
                   14.86                13.48                  18.41                  18.46                   29.66
                   14.65                13.29                  17.75                  17.80                   28.59

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                                   Janus Aspen
                                                                                                     Mid Cap
                                                                                International        Growth
                                                                                SmallCap           Service Shares
                                                                                Division             Division
   Assets
   Investments in shares of mutual funds, at markel                          $    127,550,577        $ 19,322,587
   Liabilities
   Net assets                                                                $    127,550,577        $ 19,322,587
                                                                             -    -----------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                 135,445                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                83,817,333          12,075,899
     The Principal Variable Annuity With Purchase Payment Credit                   27,370,902           7,246,688
     Rider
     Principal Investment Plus Variable Annuity                                    11,165,145                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                 5,061,752                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    127,550,577        $ 19,322,587
                                                                             -    -----------        ------------
   Investments in shares of mutual funds, at cost                            $     80,597,771        $ 14,254,808
   Shares ofmutual fund owned                                                       5,153,559             600,267
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                  54,634                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                 2,718,465           1,559,221
     The Principal Variable Annuity With Purchase Payment Credit                      920,810             970,582
     Rider
     Principal Investment Plus Variable Annuity                                       362,122                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                   170,287                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                    2.48                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                     30.83                7.74
     The Principal Variable Annuity With Purchase Payment Credit                        29.72                7.47
     Rider
     Principal Investment Plus Variable Annuity                                         30.83                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     29.72                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                     $              -                 $ -
   See accompanying notes.

                                 LargeCap              LargeCap
          LargeCap               Growth                 Stock                 LargeCap
            Blend                Equity                 Index                  Value                 MidCap
           Division             Division              Division               Division                 Division
           --------             --------              --------               --------                 --------
    $        192,106,445      $ 19,396,503          $ 152,650,034          $ 173,682,669       $        367,161,013
   $         192,106,445      $ 19,396,503          $ 152,650,034          $ 173,682,669       $        367,161,013
   -         -----------      ------------          -------------          -------------       -        -----------
                       _                    _                      _                      _               1,812,069
                       -                2,709                773,353                      -               7,988,655
                       -            2,793,503             20,103,518                      -               6,517,146
                       _               21,572                 88,894                      _                  11,872
              80,831,763           10,762,371             85,094,495             77,635,254             254,405,357
              39,746,843            5,816,348             32,620,886             31,528,136              52,376,009
              50,749,045                    -              9,422,159             45,756,562              31,325,702
              20,778,794                    _              4,546,729             18,762,717              12,724,203
   $         192,106,445      $ 19,396,503          $ 152,650,034          $ 173,682,669       $        367,161,013
   -         -----------      ------------          -------------          -------------       -        -----------
   $         160,281,158      $ 17,908,609          $ 125,704,060          $ 134,746,693       $        294,630,220
              15,405,489            3,966,565             14,621,651             11,855,472               8,688,145
                       _                    _                      _                      _                 446,879
                       -                3,473                632,387                      -               1,917,776
                       _              228,851              1,843,926                      _                 321,758
                       _                2,148                  8,018                      _                   1,073
               6,213,213            1,892,712              8,048,208              5,281,587               6,620,901
               3,141,077            1,061,039              3,200,277              2,205,179               1,413,882
               3,900,883                    _                891,147              3,112,861                 815,254
               1,642,091                    _                446,059              1,312,328                 343,489
                                                                                                               4.05
                       -                 0.78                   1.22                      _                    4.17
                       _                12.21                  10.90                      _                   20.25
                       -                10.04                  11.09                      -                   11.07
                   13.01                 5.69                  10.57                  14.70                   38.42
                   12.65                 5.48                  10.19                  14.30                   37.04
                   13.01                    _                  10.57                  14.70                   38.42
                   12.65                    _                  10.19                  14.30                   37.04

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  MidCap             MidCap
                                                                                  Growth              Value
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $    57,787,473        $ 119,378,462
   Liabilities
   Net assets                                                                $    57,787,473        $ 119,378,462
                                                                             -    ----------        -------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $             -                  $ -
     Pension Builder Plus                                                                  -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
     Personal Variable                                                                     -                    -
     Premier Variable                                                                 18,099              184,079
     Principal Freedom Variable Annuity                                            1,938,457           10,681,587
     Principal Freedom 2 Variable Annuity                                             10,663               21,777
     The Principal Variable Annuity                                               36,775,105           52,636,985
     The Principal Variable Annuity With Purchase Payment Credit                  15,577,891           25,577,193
     Rider
     Principal Investment Plus Variable Annuity                                    2,317,664           21,669,612
     Principal Investment Plus Variable Annuity With Purchase Rider                1,149,594            8,607,229
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                              -                    -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    57,787,473        $ 119,378,462
                                                                             -    ----------        -------------
   Investments in shares of mutual funds, at cost                            $    44,421,846        $ 101,574,455
   Shares of mutual fund owned                                                     4,835,772            7,118,573
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                              -                    -
     Pension Builder Plus                                                                  -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
     Personal Variable                                                                     -                    -
     Premier Variable                                                                 13,813              100,849
     Principal Freedom Variable Annuity                                              140,455              420,021
     Principal Freedom 2 Variable Annuity                                              1,038                1,995
     The Principal Variable Annuity                                                2,938,872            3,099,666
     The Principal Variable Annuity With Purchase Payment Credit                   1,291,325            1,557,819
     Rider
     Principal Investment Plus Variable Annuity                                      185,216            1,276,075
     Principal Investment Plus Variable Annuity With Purchase Rider                   95,296              524,238
   Accumulation unit value:
     Bankers Flexible Annuity                                                $             -                  $ -
     Pension Builder Plus                                                                  -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
     Personal Variable                                                                     -                    -
     Premier Variable                                                                   1.31                 1.83
     Principal Freedom Variable Annuity                                                13.80                25.43
     Principal Freedom 2 Variable Annuity                                              10.27                10.91
     The Principal Variable Annuity                                                    12.51                16.98
     The Principal Variable Annuity With Purchase Payment Credit                       12.06                16.42
     Rider
     Principal Investment Plus Variable Annuity                                        12.51                16.98
     Principal Investment Plus Variable Annuity With Purchase Rider                    12.06                16.42
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                              -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $             -                  $ -
     Pension Builder Plus - Rollover IRA                                                   -                    -
   See accompanying notes.

                                                       Neuberger                                     Neuberger
                                 Neuberger           Berman AMT               Neuberger            Berman AMT
                               Berman AMT            High Income            Berman AMT                Socially
           Money                Fasciano                Bond                 Partners               Responsive
           Market               S Class                S Class                I Class                 I Class
           Division             Division              Division               Division                 Division
           --------             --------              --------               --------                 --------
    $         94,506,379      $ 2,008,034            $ 2,063,611            $ 4,671,743        $          2,519,107
   $          94,506,379      $ 2,008,034            $ 2,063,611            $ 4,671,743        $          2,519,107
   -          ----------      -----------            -----------            -----------        -          ---------
                 173,077
                   7,385
                 374,609
               4,643,291
               6,202,831

              56,336,207
              16,748,008                    -                      -                      -                       -
               5,108,202            1,200,273              1,354,544              3,161,736               1,955,849
               4,912,769              807,761                709,067              1,510,007                 563,258
   $          94,506,379      $ 2,008,034            $ 2,063,611            $ 4,671,743        $          2,519,107
   -          ----------      -----------            -----------            -----------        -          ---------
   $          94,506,378      $ 1,976,187            $ 2,093,600            $ 4,693,978        $          2,276,876
              94,506,378              138,199                209,504                220,782                 150,754
                  77,874
                   3,052                    _                      _                      _                       _
                 241,428                    _                      _                      _                       _
               2,897,796                    _                      _                      _                       _
                 525,746                    _                      _                      _                       _

               4,089,737
               1,261,134                    _                      _                      _                       _
                 370,831              103,672                127,025                208,718                 143,632
                 369,935               70,763                 67,413                101,101                  41,953
                    2.22                    _                      _                      _                       _
                    2.42                    _                      _                      _                       _
                    1.55                    _                      _                      _                       _
                    1.60                    -                      -                      -                       -
                   11.81
                   10.32                    -                      -                      -                       -
                   13.79                    _                      _                      _                       _
                   13.29                    _                      _                      _                       _
                   13.79                11.58                  10.66                  15.15                   13.62
                   13.29                11.42                  10.52                  14.94                   13.43

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Principal
                                                                                  LifeTime           Principal
                                                                                  Strategic          LifeTime
                                                                                  Income               2010
                                                                                  Division           Division
                                                                                  --------           --------
   Assets
   Investments in shares of mutual funds, at markel                          $     12,491,385        $ 26,166,066
   Liabilities
   Net assets                                                                $     12,491,385        $ 26,166,066
                                                                             -     ----------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -             512,558
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                    10,295,433          20,231,603
     Principal Investment Plus Variable Annuity With Purchase Rider                 2,195,952           5,421,905
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $     12,491,385        $ 26,166,066
                                                                             -     ----------        ------------
   Investments in shares of mutual funds, at cost                            $     11,442,702        $ 23,580,736
   Shares ofmutual fund owned                                                       1,028,098           2,050,632
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -              47,224
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                       850,780           1,605,358
     Principal Investment Plus Variable Annuity With Purchase Rider                   184,022             436,282
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                               10.71               10.85
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                         12.10               12.60
     Principal Investment Plus Variable Annuity With Purchase Rider                     11.93               12.43
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

          Principal              Principal             Principal              Principal
           LifeTime             LifeTime              LifeTime               LifeTime               Real Estate
            2020                  2030                  2040                   2050                  Securities
           Division             Division              Division               Division                Division
           --------             --------              --------               --------                --------
    $         95,944,655      $ 11,981,587           $ 5,191,353            $ 3,485,174        $        181,645,070
   $          95,944,655      $ 11,981,587           $ 5,191,353            $ 3,485,174        $        181,645,070
   -          ----------      ------------           -----------            -----------        -        -----------

                                                                                          _                 642,260

                 109,372               34,182                 99,508                      _                  10,832
                       _                    _                      _                      _             114,151,469
                       -                    -                      -                      -              51,711,695
              70,061,734            8,910,411              3,728,292              2,260,799              10,410,804
              25,773,549            3,036,994              1,363,553              1,224,375               4,718,010
   $          95,944,655      $ 11,981,587           $ 5,191,353            $ 3,485,174        $        181,645,070
   -          ----------      ------------           -----------            -----------        -        -----------
   $          86,400,066      $ 10,808,094           $ 4,680,947            $ 3,214,755        $        106,220,348
               7,176,115              897,497                381,717                254,764               6,962,249

                       -                    -                      -                      -                 201,900

                   9,906                3,106                  9,037                      _                     872
                       _                    _                      _                      _               3,137,709
                       _                    _                      _                      _               1,474,353
               5,303,081              676,655                278,049                167,695                 286,166
               1,978,309              233,877                103,123                 92,097                 134,516

                       -                    -                      -                      -                    3.18

                   11.04                11.01                  11.01                  11.02                   12.42
                       _                    _                      _                      _                   36.38
                       _                    _                      _                      _                   35.07
                   13.21                13.17                  13.41                  13.48                   36.38
                   13.03                12.99                  13.22                  13.29                   35.07

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                Short-Term
                                                                                   Bond             SmallCap
                                                                                  Division          Division
   Assets
   Investments in shares of mutual funds, at markel                          $    117,594,191        $ 71,751,761
   Liabilities
   Net assets                                                                $    117,594,191        $ 71,751,761
                                                                             -    -----------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -              61,892
     Principal Freedom Variable Annuity                                             5,151,694           6,794,350
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                36,629,585          48,257,837
     The Principal Variable Annuity With Purchase Payment Credit                   13,983,289          16,637,682
     Rider
     Principal Investment Plus Variable Annuity                                    44,122,654                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                17,706,969                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    117,594,191        $ 71,751,761
                                                                             -    -----------        ------------
   Investments in shares of mutual funds, at cost                            $    114,741,416        $ 55,526,097
   Shares ofmutual fund owned                                                      11,439,124           6,656,007
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -              47,125
     Principal Freedom Variable Annuity                                               491,407             401,917
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                 3,545,010           3,600,804
     The Principal Variable Annuity With Purchase Payment Credit                    1,383,056           1,287,720
     Rider
     Principal Investment Plus Variable Annuity                                     4,270,198                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                 1,751,361                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                1.31
     Principal Freedom Variable Annuity                                                 10.48               16.90
     Principal Freedom 2 Variable Annuity                                               10.33               10.46
     The Principal Variable Annuity                                                     10.33               13.40
     The Principal Variable Annuity With Purchase Payment Credit                        10.11               12.92
     Rider
     Principal Investment Plus Variable Annuity                                         10.33                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     10.11                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

                                                                                                      Templeton
                                                  T. Rowe Price            T. Rowe Price                Growth
          SmallCap               SmallCap             Blue Chip               Health                 Securities
           Growth                Value                Growth H                Science                 Class 2
           Division             Division              Division              H Division               Division
           --------             --------              --------              ----------               --------
    $         48,773,224     $ 126,059,611           $ 1,028,135            $ 2,196,760        $          3,028,725
   $          48,773,224     $ 126,059,611           $ 1,028,135            $ 2,196,760        $          3,028,725
   -          ----------     -------------           -----------            -----------        -          ---------

                  21,118              208,430                      -                      -                       -
               1,546,101                    _                      _                      _               3,028,725
                  10,698               19,534                      _                      _                       _
              34,865,845           65,746,378                      _                      _                       _
               8,551,657           26,045,485                      -                      -                       -
               2,629,046           24,693,527                631,459              1,541,750                       -
               1,148,759            9,346,257                396,676                655,010                       -
   $          48,773,224     $ 126,059,611           $ 1,028,135            $ 2,196,760        $          3,028,725
   -          ----------     -------------           -----------            -----------        -          ---------
   $          56,135,363      $ 98,293,024            $ 927,351             $ 2,026,963        $          2,370,806
               4,511,862            6,755,606                 98,764                174,346                 190,127

                  26,490              103,681
                 160,031                    _                      _                      _                 159,700
                   1,075                1,803                      _                      _                       _
               3,241,061            2,529,921                      _                      _                       _
                 824,604            1,039,572                      _                      _                       _
                 244,392              950,210                 50,543                113,169                       _
                 110,771              373,045                 32,203                 48,765                       _

                    0.80                 2.01                      -                      -                       -
                    9.66                    _                      _                      -                   18.97
                    9.96                10.84                      _                      _                       _
                   10.76                25.99
                   10.37                25.05                      _                      _                       _
                   10.76                25.99                  12.49                  13.62                       -
                   10.37                25.05                  12.32                  13.43                       -

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                                     AIM
                                                                                                     V.1.
                                                                                AIM V.I.             Capital
                                                                               Basic Value         Appreciation
                                                                                 Series I            Series I
                                                                                 Division           Division (1)
   Investment income (loss)
   Income:
     Dividends                                                                        $ 2,949             $ 8,964
   Expenses:
     Mortality and expense risks                                                        5,141             134,487
     Separate account rider charges                                                     1,467               9,405
                                                                                        -----               -----
   Net investment income (loss)                                                         (3,659)         (134,928)
                                                                                        -------         ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                         331           (124,545)
   Capital gains distributions                                                         32,602                   -
                                                                                       ------                   -
   Total realized gains (losses) on investments                                        32,933           (124,545)
   Change in net unrealized appreciation or depreciation of
     investments                                                                       28,074            (12,061)
                                                                                       ------            --------
   Net increase (decrease) in net assets resulting from                              $ 57,348         $ (271,534)
                                                                                     --------         -----------
   operations
   (1) Commenced operations April 28, 2006
   (2) Represented the operations of AIM V.I. Small Company Growth
   Series I Division until November 21, 2006 name change.

   See accompanying notes.

                                             AIM V.1.            AIM V.1.           AIM V.1.
       AIM V.I.           AIM V.I.            Global             Small Cap         Small Cap          AIM V.I.
      Core Equity         Dynamics          Health Care           Equity             Growth          Technology
        Series I           Series I           Series I            Series I           Series I          Series I
        Division           Division          Division            Division          Division (2)        Division
        --------           --------          --------            --------          ------------        --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 334,375 $                      - $                 - $                - $                 - $              -
             653,092           35,510             176,717                4,189           52,875             77,346
              68,370            7,404              32,792                1,018            8,267             14,034
              ------            -----              ------                -----            -----             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           (387,087)         (42,914)               (209,509)            (5,207)           (61,142)       (91,380)
           ---------         --------               ---------            -------           --------       --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           (195,530)          182,101             404,387                  858          182,363            188,539
                   -                 -                   -               29,245                 -                -
                   -                 -                   -               ------                 -                -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           (195,530)          182,101             404,387                30,103         182,363            188,539
           7,447,457          234,675             302,110                16,481         376,390            375,772
           ---------          -------             -------                ------         -------            -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 6,864,840 $               373,862 $           496,988 $          41,377 $            497,611 $       472,931
    -------------               ---------           ---------          --------            ---------       -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                   Alliance           American
                                                                                  Bernstein          Century VP
                                                                                  VP Series
                                                                                  Small Cap           Income &
                                                                                   Growth             Growth
                                                                                   Class A             Class I
                                                                                   Division           Division
    Investment income (loss)
   Income:
     Dividends                                                                $ - $                         650,417
   Expenses:
     Mortality and expense risks                                                         7,963              421,546
     Separate account rider charges                                                        879               60,774
                                                                                           ---               ------
   Net investment income (loss)                                                           (8,842)           168,097
                                                                                          -------           -------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                          929              823,225
   Capital gains distributions                                                               -                    -
                                                                                             -                    -
   Total realized gains (losses) on investments                                            929              823,225
   Change in net unrealized appreciation or depreciation of
     investments                                                                        55,846            4,264,066
                                                                                        ------            ---------
   Net increase (decrease) in net assets resulting from operations            $ 47,933 $                  5,255,388
                                                                              ----------                  ---------
   See accompanying notes.

        American
       Century VP          American           American            American           American
       Inflation          Century VP         Century VP          Century VP         Century VP
       Protection            Ultra              Ultra               Value              Vista             Asset
        Class II            Class I            Class II            Class II           Class I          Allocation
        Division           Division           Division            Division           Division           Division
        --------           --------           --------            --------           --------           --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 1,113,086 $                     - $                 - $          535,887          $ - $               644,867
             414,097           120,688             342,819             564,624             6,840          1,035,899
              59,445            20,290              49,954              93,372               834             81,022
              ------            ------              ------              ------               ---             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             639,544            (140,978)         (392,773)                               (7,674)            (472,054)
             -------            ---------         ---------                               -------            ---------
                                                                        (122,109)
                                                                        ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               (8,042)         163,057              (7,464)            102,307               (83)         1,512,207
                   -                  -                   -          3,801,384             1,292          1,132,258
                   -                  -                   -          ---------             -----          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             (8,042)           163,057              (7,464)          3,903,691             1,209          2,644,465
           (488,574)            (499,141)         (279,227)          3,397,417            37,166          6,670,543
           ---------            ---------         ---------          ---------            ------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 142,928 $                 (477,062) $         (679,464) $      7,178,999       $ 30,701 $           8,842,954
    -----------                 -----------         -----------      ---------       ----------           ---------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                  Balanced              Bond
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 2,344,551 $              11,414,865
   Expenses:
     Mortality and expense risks                                                     1,133,327            3,593,198
     Separate account rider charges                                                     86,374              452,150
                                                                                        ------              -------
   Net investment income (loss)                                                      1,124,850            7,369,517
                                                                                     ---------            ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                      809,832              (232,926)
   Capital gains distributions                                                               -                    -
                                                                                             -                    -
   Total realized gains (losses) on investments                                        809,832            (232,926)
   Change in net unrealized appreciation or depreciation of
     investments                                                                     6,941,213            2,580,027
                                                                                     ---------            ---------
   Net increase (decrease) in net assets resulting from operations            $ 8,875,895 $               9,716,618
                                                                              -------------               ---------
   See accompanying notes.

                                                   Dreyfus IP
                                                     Founders            Dreyfus IP
          Capital             Diversified           Discovery            Technology              Equity
           Value             International         Initial Shares       Service Shares          Growth
          Division             Division              Division             Division              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           $ 3,204,877        $ 3,072,388 $                       - $                  - $             2,235
             2,373,109             3,111,638              207,493                 4,058            2,254,890
               150,975               314,077               35,766                   515              136,900
               -------               -------               ------                   ---              -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               680,793                (353,327)             (243,259)              (4,573)       (2,389,555)
               -------                ---------             ---------              -------       -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             3,024,007             7,519,959              186,316                  (2,435)         (806,811)
            16,935,476             7,053,511                      -                    -                   -
            ----------             ---------                      -                    -                   -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            19,959,483            14,573,470              186,316                  (2,435)         (806,811)
            13,835,149            45,587,524              780,163                13,971           11,159,020
            ----------            ----------              -------                ------           ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          $ 34,475,425       $ 59,807,667 $                 723,220 $               6,963 $        7,962,654
          ------------       --------------                 ---------               -------        ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                   Equity              Equity
                                                                                   Income               Value
                                                                                   Division          Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 2,225,364          $         46,348
   Expenses:
     Mortality and expense risks                                                     1,451,933               32,617
     Separate account rider charges                                                    186,043                4,764
                                                                                       -------                -----
   Net investment income (loss)                                                        587,388                8,967
                                                                                       -------                -----
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                      826,373                6,180
   Capital gains distributions                                                               -               39,842
                                                                                             -               ------
   Total realized gains (losses) on investments                                        826,373               46,022
   Change in net unrealized appreciation or depreciation of
     investments                                                                    19,701,800              411,946
                                                                                    ----------              -------
   Net increase (decrease) in net assets resulting from operations            $ 21,115,561 $                466,935
                                                                              --------------                -------
   See accompanying notes.

        Fidelity VIP          Fidelity VIP           Fidelity VIP            Fidelity VIP         Fidelity VIP II
       Equity-Income             Growth                 Growth                Overseas             Contrafund
          Service                Service                Service                Service               Service
          Class 2                 Class                 Class 2                Class 2                Class
          Division              Division               Division               Division               Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 2,001,645 $                       104,964 $                2,466 $               99,476 $           1,266,562
               830,684                  443,015                33,699                 275,312             1,418,363
               138,427                  46,914                   7,427                 43,121               147,290
               -------                  ------                   -----                 ------               -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             1,032,534                  (384,965)              (38,660)               (218,957)             (299,091)
             ---------                  ---------              --------               ---------             ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               484,982             (1,687,364)                   3,267                 99,286             2,009,324
             8,346,679                       -                      -                  86,213             9,439,876
             ---------                       -                      -                  ------             ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             8,831,661             (1,687,364)                   3,267                185,499            11,449,200
             1,495,173               3,854,234                186,391                3,744,132              (364,828)
             ---------               ---------                -------                ---------              ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 11,359,368 $                     1,781,905 $             150,998 $             3,710,674 $         10,785,281
    --------------                     -----------             ---------             -----------         ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                Fidelity VIP II    Fidelity VIP III
                                                                                  Contrafund          Mid Cap
                                                                                  Service              Service
                                                                                  Class 2              Class 2
                                                                                 Division             Division
   Investment income (loss)
   Income:
     Dividends                                                                       $ 164,362              $ 2,388
   Expenses:
     Mortality and expense risks                                                       174,615               31,640
     Separate account rider charges                                                     18,166                5,817
                                                                                        ------                -----
   Net investment income (loss)                                                        (28,419)            (35,069)
                                                                                       --------            --------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                       17,861              (7,634)
   Capital gains distributions                                                       1,695,870              159,199
                                                                                     ---------              -------
   Total realized gains (losses) on investments                                      1,713,731              151,565
   Change in net unrealized appreciation or depreciation of
     investments                                                                      (230,403)             107,362
                                                                                      ---------             -------
   Net increase (decrease) in net assets resulting from                            $ 1,454,909            $ 223,858
                                                                                   -----------            ---------
   operations

   (1) Represented the operations of Goldman Sachs CORE Small Cap
   Equity Fund Service Class I Division until May 1, 2006 name change.

   See accompanying notes.

       Goldman Sachs          Goldman Sachs
       VIT Mid Cap              Structured           Government
         Value Fund             Small Cap               & High                                     International
          Service             Equity Service            Quality                                      Emerging
          Class I                 Class I               Bond                   Growth                Markets
         Division               Division (1)            Division              Division                Division
         --------               ------------            --------              --------                --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 110,758 $                           25,532 $           11,522,714 $             265,891 $                   -
                 90,237                   32,135            3,395,215              1,146,343              1,037,801
                 15,917                  5,515                388,953                 47,844                160,320
                 ------                  -----                -------                 ------                -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                  4,604                  (12,118)           7,738,546                (928,296)          (1,198,121)
                  -----                  --------           ---------                ---------          -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                   (2,199)                 102               (1,063,572)         (2,538,476)              1,783,787
              1,220,169                278,688                      -                      -              2,426,233
              ---------                -------                      -                      -              ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              1,217,970                278,790               (1,063,572)         (2,538,476)              4,210,020
              (136,992)                   (7,396)             814,645             11,298,287             22,245,938
              ---------                   -------             -------             ----------             ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 1,085,582 $                        259,276 $            7,489,619 $           7,831,515 $          25,257,837
    -------------                        ---------            -----------           -----------          ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                                    Janus Aspen
                                                                                                      Mid Cap
                                                                                International          Growth
                                                                                  SmallCap         Service Shares
                                                                                   Division           Division
   Investment income (loss)
   Income:
     Dividends                                                                       $ 607,271                  $ -
   Expenses:
     Mortality and expense risks                                                     1,422,252              233,911
     Separate account rider charges                                                    167,269               41,028
                                                                                       -------               ------
   Net investment income (loss)                                                                           (274,939)
                                                                                                          ---------
                                                                                        (982,250)
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                    5,178,605              682,671
   Capital gains distributions                                                      16,642,491                    -
                                                                                    ----------                    -
   Total realized gains (losses) on investments                                     21,821,096              682,671
   Change in net unrealized appreciation or depreciation of
     investments                                                                     7,745,584            1,671,571
                                                                                     ---------            ---------
   Net increase (decrease) in net assets resulting from operations                $ 28,584,430          $ 2,079,303
                                                                                  ------------          -----------
   See accompanying notes.

                                LargeCap               LargeCap
         LargeCap                Growth                  Stock                LargeCap
           Blend                  Equity                 Index                  Value                MidCap
          Division               Division               Division               Division              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             $  985,122        $           397            $   1,888,564           $  1,329,514      $     3,619,232
              1,946,254                225,102                1,679,082              1,717,117            4,218,338
                297,121                 35,282                206,046                 240,859               348,090
                -------                 ------                -------                 -------               -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               (1,258,253)              (259,987)               3,436                 (628,462)           (947,196)
               -----------              ---------               -----                 ---------           ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                795,506                 96,102                2,482,860              1,105,086            7,087,013
              4,037,942                      -                      -                2,353,820           41,164,114
              ---------                      -                      -                ---------           ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              4,833,448                 96,102                2,482,860              3,458,906           48,251,127
             18,223,956                413,343             16,248,616               22,939,744          (5,429,630)
             ----------                -------             ----------               ----------          -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 21,799,151 $                      249,458 $            18,734,912 $           25,770,188 $         41,874,301
    --------------                      ---------            ------------           ------------         ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                   MidCap              MidCap
                                                                                   Growth               Value
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ -                   $       254,035
   Expenses:
     Mortality and expense risks                                                       696,401            1,272,336
     Separate account rider charges                                                     94,934              178,920
                                                                                        ------              -------
   Net investment income (loss)                                                         (791,335)       (1,197,221)
                                                                                        ---------       -----------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                    1,467,405            1,282,307
   Capital gains distributions                                                       1,501,987           10,378,946
                                                                                     ---------           ----------
   Total realized gains (losses) on investments                                      2,969,392           11,661,253
   Change in net unrealized appreciation or depreciation of
     investments                                                                     2,147,445            1,515,777
                                                                                     ---------            ---------
   Net increase (decrease) in net assets resulting from operations            $ 4,325,502 $              11,979,809
                                                                              -------------              ----------
   See accompanying notes.

                                                       Neuberger                                     Neuberger
                                Neuberger            Berman AMT               Neuberger            Berman AMT
                              Berman AMT              High Income           Berman AMT               Socially
            Money                Fasciano                Bond                  Partners              Responsive
           Market                S Class                S Class                I Class                I Class
         Division                Division               Division               Division              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            $ 3,965,867            $         -            $   107,061              $   26,162           $     2,297
              1,019,389                 15,885                 15,259                  31,181                19,624
                119,424                  3,056                  3,332                    5,541                1,974
                -------                  -----                  -----                    -----                -----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              2,827,054                  (18,941)              88,470                  (10,560)            (19,301)
              ---------                  --------              ------                  --------            --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      -                    577                   (2,604)               (3,503)                6,882
                      -                 42,308                      -                  402,956               16,311
                      -                 ------                      -                  -------               ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      -                 42,885                (2,604)                  399,453               23,193
                      -                 15,744                    269                  (48,810)             210,791
                      -                 ------                    ---                  --------             -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             $ 2,827,054           $    39,688             $   86,135              $    340,083            $214,683
    -------------                        --------               --------               ---------            -------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                  Principal
                                                                                  LifeTime             Principal
                                                                                   Strategic           LifeTime
                                                                                   Income                2010
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 12,743                 $       9,224
   Expenses:
     Mortality and expense risks                                                        114,930             245,231
     Separate account rider charges                                                       7,830              24,008
                                                                                          -----              ------
   Net investment income (loss)                                                       (110,017)              (260,015)
                                                                                      ---------              ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                        35,968             152,772
   Capital gains distributions                                                            3,277                 128
                                                                                          -----                 ---
   Total realized gains (losses) on investments                                          39,245             152,900
   Change in net unrealized appreciation or depreciation of
     investments                                                                        890,547           2,249,381
                                                                                        -------           ---------
   Net increase (decrease) in net assets resulting from operations            $ 819,775 $                 2,142,266
                                                                              -----------                 ---------
   See accompanying notes.

         Principal              Principal              Principal              Principal
         LifeTime               LifeTime               LifeTime               LifeTime              Real Estate
           2020                   2030                   2040                   2050                Securities
          Division               Division              Division               Division               Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ - $                                   846 $                  675 $                 227 $            2,533,583
     - -
                698,243                 89,548                 37,838                21,404               1,937,680
                 94,207                 11,582                  4,997                 4,143                 286,480
                 ------                 ------                  -----                 -----                 -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                 (792,450)              (100,284)            (42,160)                  (25,320)             309,423
                 ---------              ---------            --------                  --------             -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                 22,096                 85,632                 11,774                 9,899               5,932,195
                      -                     391                    338                   73               7,183,688
                      -                     ---                    ---                   --               ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                 22,096                 86,023                 12,112                 9,972              13,115,883
              8,696,024              1,078,553                454,131               251,174              32,582,342
              ---------              ---------                -------               -------              ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 7,925,670 $                      1,064,292 $             424,083 $             235,826 $           46,007,648
    -------------                      -----------             ---------             ---------           ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                 Short-Term
                                                                                    Bond              SmallCap
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 2,231,910           $    114,798
   Expenses:
     Mortality and expense risks                                                      1,208,466             864,845
     Separate account rider charges                                                     161,091              97,940
                                                                                        -------              ------
   Net investment income (loss)                                                         862,353              (847,987)
                                                                                        -------              ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                        12,952           1,714,779
   Capital gains distributions                                                                -           4,658,605
                                                                                              -           ---------
   Total realized gains (losses) on investments                                          12,952           6,373,384
   Change in net unrealized appreciation or depreciation of
     investments                                                                      2,210,032           1,961,967
                                                                                      ---------           ---------
   Net increase (decrease) in net assets resulting from operations            $ 3,085,337 $               7,487,364
                                                                              -------------               ---------
   See accompanying notes.

                                                                                                    Templeton
                                                     T. Rowe Price          T. Rowe Price
                                                                                                      Growth
         SmallCap               SmallCap               Blue Chip                Health              Securities
          Growth                  Value                Growth 11               Science                Class 2
          Division               Division               Division              II Division            Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ - $                                324,271 $               1,968 $                    - $              32,756
                610,217              1,372,397                   9,892               17,264                  21,407
                 56,496                  183,933                 1,980                2,442                       -
                 ------                  -------                 -----                -----                       -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               (666,713)              (1,232,059)             (9,904)                  (19,706)              11,349
               ---------              -----------             -------                  --------              ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             (1,332,510)             2,281,083                   6,716                8,932                  83,460
                      -             10,590,501                      -                       -                91,257
                      -             ----------                      -                       -                ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            (1,332,510)             12,871,584                   6,716                8,932                 174,717
              5,430,781              5,413,590                 76,937               129,496                 303,044
              ---------              ---------                 ------               -------                 -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 3,431,558 $                     17,053,115 $              73,749 $               118,722 $            489,110
    -------------                     ------------              --------               ---------            -------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                       Statements of Changes in Net Assets
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                            AIM
                                                                                            V.I.
                                                                                           Basic Value
                                                                                            Series I
                                                                                           Division (1)
                                                                                     2006               2005
                                                                                     ----               ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                     $ (3,659)       $        (562)
     Total realized gains (losses) on investments                                       32,933                1,299
     Change in net unrealized appreciation or depreciation of investments               28,074                3,926
                                                                                        ------                -----
   Net increase (decrease) in net assets resulting from operations                      57,348                4,663
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                    868,110             166,075
     Administration charges                                                                  -                    -
     Contingent sales charges                                                               (90)                (5)
     Contract terminations                                                               (2,061)              (139)
     Death benefit payments                                                                  -                    -
     Flexible withdrawal option payments                                                 (1,240)                  -
     Transfer payments to other contracts                                                (3,441)           (16,420)
     Annuity payments                                                                        -                    -
                                                                                             -                    -
   Increase (decrease) in net assets from principal transactions                       861,278             149,511
                                                                                       -------             -------
   Total increase (decrease)                                                           918,626             154,174
   Net assets at beginning of period                                                   154,174                    -
                                                                                       -------                    -
   Net assets at end of period                                                        $ 1,072,800       $  154,174
                                                                              -------------                -------

   (1) Commenced operations January 4, 2005.
(2) Commenced operations April 28, 2006.
See accompanying notes.

               AIM V.1.
                Capital                     AIM V.I.                               AIM V.I.
             Appreciation                  Core Equity                             Dynamics
               Series I                     Series I                               Series I
             Division (2)                   Division                                Division
             ------------                   --------                                --------
                 2006                2006               2005                2006               2005
                 ----                ----               ----                ----               ----
            $ (134,928) $              (387,087) $          28,719 $          (42,914) $         (36,161)
                  (124,545)            (195,530)         (867,129)            182,101            116,490
                   (12,061)          7,447,457          2,086,682             234,675            130,333
                   --------          ---------          ---------             -------            -------
                  (271,534)          6,864,840          1,248,272             373,862            210,662
                 18,577,053         33,298,037          2,255,284           1,153,356            581,922
                    (2,245)             (15,934)          (10,169)               (501)              (359)
                   (19,606)             (74,585)          (43,836)             (1,985)            (3,375)
                 (1,480,327)         (5,631,607)        (2,926,767)          (149,874)          (171,346)
                   (30,769)            (179,214)         (200,784)             (4,814)                 -
                  (164,626)            (863,943)         (603,415)            (38,676)           (23,921)
                 (1,026,128)         (4,856,530)        (3,168,007)          (821,442)          (571,960)
                 15,853,352          21,676,224         (4,697,694)           136,064           (189,039)
                 ----------          ----------         -----------           -------           ---------
                 15,581,818          28,541,064         (3,449,422)           509,926             21,623
                          -          33,286,796         36,736,218          2,558,055          2,536,432
                          -          ----------         ----------          ---------          ---------
            $ 15,581,818 $           61,827,860 $       33,286,796 $        3,067,981 $        2,558,055
            --------------           ------------       ------------        -----------        ---------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                            AIM V.I.
                                                                                             Global
                                                                                         Health Care
                                                                                            Series I
                                                                                            Division
                                                                                    2006                 2005
                                                                                    ----                 ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (209,509)      $   (204,674)
     Total realized gains (losses) on investments                                       404,387            293,216
    Change in net unrealized appreciation or depreciation of investments                302,110            810,312
                                                                                        -------            -------
   Net increase (decrease) in net assets resulting from operations                      496,988            898,854
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   1,935,468           1,941,412
     Administration charges                                                              (3,518)            (3,180)
     Contingent sales charges                                                          (11,055)            (12,501)
     Contract terminations                                                            (834,732)           (674,530)
     Death benefit payments                                                            (22,442)           (168,998)
     Flexible withdrawal option payments                                              (139,277)           (109,315)
     Transfer payments to other contracts                                           (1,840,171)          (2,052,427)
     Annuity payments                                                                         -                   -
                                                                                              -                   -
   Increase (decrease) in net assets from principal transactions                      (915,727)          (1,079,539)
                                                                                      ---------          -----------
   Total increase (decrease)                                                          (418,739)           (180,685)
   Net assets at beginning of period                                                14,275,760           14,456,445
                                                                                    ----------           ----------
   Net assets at end of period                                                     $ 13,857,021       $  14,275,760

   (1) Commenced operations January 4, 2005.
   (2) Represented the operations of AIM V.I. Small
       Company Growth Series I Division until November 21, 2006 name change.
   See accompanying notes.

               AIM V.I.                              AIM V.I.
               Small Cap                             Small Cap                             AIM V.I.
                Equity                                Growth                              Technology
                 Series I                             Series I                             Series I
               Division                             Division                               Division
               (1)                                  (2)
               ---                                  ---
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006              2005                2006             2005                2006               2005
         ----              ----                ----             ----                ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ (5,207) $                (898) $        (61,142) $        (52,543) $          (91,380) $         (87,616)
            30,103                93             182,363            88,370             188,539             96,061
            16,481             6,410             376,390           100,668             375,772                (47)
            ------             -----             -------           -------             -------                ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            41,377             5,605             497,611           136,495             472,931              8,398
           598,904           155,320           1,047,203           827,753           1,511,964          1,538,179
               (30)                -                 (737)           (554)                (712)              (623)
               (239)             (34)             (2,616)           (2,696)             (6,352)            (9,089)
             (5,463)          (1,012)           (197,517)        (198,444)            (479,588)          (417,850)
                 -                 -                 (840)          (8,307)             (1,831)           (12,726)
               (159)               -             (23,525)          (14,678)            (85,125)           (93,415)
          (19,431)              (13)            (832,331)        (698,764)          (1,508,546)        (1,505,905)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           573,582           154,261             (10,363)          (95,690)           (570,190)          (501,429)
           -------           -------             --------          --------           ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           614,959           159,866             487,248            40,805             (97,259)          (493,031)
           159,866                 -           3,943,379        3,902,574            6,245,192          6,738,223
           -------                 -           ---------        ---------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ 774,825 $              159,866 $      4,430,627 $      3,943,379 $           6,147,933 $       6,245,192
       -----------              ---------      -----------      -----------           -----------       ---------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Alliance
                                                                                     Bernstein VP Series
                                                                                           Small Cap
                                                                                           Growth
                                                                                           Class A
                                                                                        Division (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (8,842)        $   (1,594)
     Total realized gains (losses) on investments                                         929              8,917
     Change in net unrealized appreciation or depreciation of investments              55,846             16,290
                                                                                       ------             ------
   Net increase (decrease) in net assets resulting from operations                     47,933             23,613
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   750,260            381,090
     Administration charges                                                                (25)                -
     Contingent sales charges                                                           (286)                  -
     Contract terminations                                                            (6,534)                  -
     Death benefit payments                                                           (2,264)                  -
     Flexible withdrawal option payments                                              (1,468)                  -
     Transfer payments to other contracts                                            (64,650)          (133,633)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                      675,033            247,457
                                                                                      -------            -------
   Total increase (decrease)                                                          722,966            271,070
   Net assets at beginning of period                                                  271,070                  -
                                                                                      -------                  -
   Net assets at end of period                                                      $ 994,036         $  271,070
                                                                              -----------                -------

   (1) Commenced operations January 4, 2005. See accompanying notes.

               American                             American
              Century VP                           Century VP                              American
               Income &                             Inflation                             Century VP
                Growth                              Protection                              Ultra
                Class I                             Class II                                Class I
                Division                           Division (1)                             Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006               2005              2006              2005                2006                2005
         ----               ----              ----              ----                ----                ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ 168,097 $            206,125 $          639,544 $         235,250 $          (140,978) $        (150,361)
            823,225           519,344            (8,042)             (834)             163,057            155,591
         4,264,066            401,647           (488,574)        (207,7121           (499,141)             79,821
         ---------            -------           ---------        ---------           ---------             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         5,255,388          1,127,116            142,928            26,704           (477,062)             85,051
         4,209,364          6,188,005        37,947,828         19,722,757           1,209,485          1,866,477
            (4,492)           (4,995)           (132,824)         (11,481)              (1,489)            (1,275)
            (23,586)          (35,148)           (22,616)            (697)              (7,775)            (9,065)
         (2,396,157)        (2,587,800)         (517,029)         (20,840)           (587,082)           (489,596)
          (215,894)         (131,054)            (20,676)         (35,080)            (15,892)            (17,559)
          (517,452)         (471,975)           (370,537)         (46,556)           (111,017)           (100,565)
         (3,234,795)        (2,675,022)       (6,579,874)       (1,420,642)         (1,175,202)         (1,413,386)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         (2,183,012)          282,011         30,304,272        18,187,461           (688,972)           (164,969)
         -----------          -------         ----------        ----------           ---------           ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         3,072,376          1,409,127         30,447,200        18,214,165          (1,166,034)           (79,918)
         35,268,524         33,859,397        18,214,165                 -          10,612,172          10,692,090
         ----------         ----------        ----------                 -          ----------          ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ 38,340,900 $        35,268,524 $      48,661,365 $      18,214,165 $          9,446,138 $       10,612,172
      --------------        ------------      ------------      ------------          -----------       ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                          American
                                                                                         Century VP
                                                                                            Ultra
                                                                                            Class II
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                  $ (392,773)      $    (72,331)
     Total realized gains (losses) on investments                                      (7,464)             2,157
     Change in net unrealized appreciation or depreciation of investments            (279,227)           497,973
                                                                                     ---------           -------
   Net increase (decrease) in net assets resulting from operations                   (679,464)           427,799
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                34,022,878         16,409,114
     Administration charges                                                          (123,722)           (10,890)
     Contingent sales charges                                                         (17,642)             (219)
     Contract terminations                                                           (403,333)            (6,540)
     Death benefit payments                                                            (7,302)            (6,524)
     Flexible withdrawal option payments                                             (317,125)           (44,519)
     Transfer payments to other contracts                                           (6,767,373)       (1,232,556)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                   26,386,381         15,107,866
                                                                                   ----------         ----------
   Total increase (decrease)                                                       25,706,917         15,535,665
   Net assets at beginning of period                                               15,535,665                  -
                                                                                   ----------                  -
   Net assets at end of period                                                   $ 41,242,582       $ 15,535,665
                                                                              --------------          ----------

   (1) Commenced operations January 4, 2005.
See accompanying notes.

               American                              American
              Century VP                            Century VP
                 Value                                Vista                                  Asset
                 Class II                             Class I                              Allocation
                 Division                           Division                                Division
                                                    (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006               2005               2006             2005                2006                2005
         ----               ----               ----             ----                ----                ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ (122,109) $          (293,234) $          (7,674) $        (1,827) $           (472,054) $        271,485
         3,903,691          3,448,329               1,209           9,157            2,644,465            390,088
         3,397,417          (1,759,872)           37,166           13,517            6,670,543          2,826,388
         ---------          -----------           ------           ------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         7,178,999          1,395,223             30,701           20,847            8,842,954          3,487,961
         9,032,918          14,104,314           500,357          427,004           10,651,493          11,129,277
            (8,861)           (6,094)                 (9)               -              (32,578)           (26,759)
           (33,303)          (28,682)               (524)               -             (126,352)           (122,751)
         (2,514,552)        (1,539,280)          (11,987)               -           (9,622,485)         (9,250,097)
          (157,182)         (149,960)                  -                -             (322,443)           (497,406)
          (415,415)         (292,018)             (1,840)               -           (1,757,125)         (1,777,991)
         (4,239,478)        (3,330,949)         (136,073)        (134,590)          (7,657,393)         (6,201,456)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         1,664,127          8,757,331            349,924          292,414           (8,866,883)         (6,747,183)
         ---------          ---------            -------          -------           -----------         -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         8,843,126          10,152,554           380,625          313,261              (23,929)         (3,259,222)
         41,721,937         31,569,383           313,261                -           84,245,177          87,504,399
         ----------         ----------           -------                -           ----------          ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ 50,565,063 $        41J21 937 $          693,886 $         313,261 $          84,221,248 $      84,245,177
      --------------        -----------          ---------         ---------          ------------      ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Balanced
                                                                                           Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                $ 1,124,850 $         1,372,487
     Total realized gains (losses) on investments                                     809,832          (201,841)
     Change in net unrealized appreciation or depreciation of investments           6,941,213         4,102,459
                                                                                    ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  8,875,895         5,273,105
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 8,056,522         9,726,564
     Administration charges                                                           (33,736)          (45,131)
     Contingent sales charges                                                        (152,196)         (137,291)
     Contract terminations                                                        (14,018,307)      (18,037,134)
     Death benefit payments                                                          (785,944)         (838,994)
     Flexible withdrawal option payments                                            (1,970,221)       (2,212,371)
     Transfer payments to other contracts                                           (6,153,158)       (4,730,178)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                  (15,057,040)      (16,274,535)
                                                                                  ------------      ------------
   Total increase (decrease)                                                        (6,181,145)     (11,001,430)
   Net assets at beginning of period                                                98,501,482       109,502,912
                                                                                    ----------       -----------
   Net assets at end of period                                                  $ 92,320,337 $        98,501,482
                                                                                --------------        ----------
   See accompanying notes.

                                                     Capital
                                                                                                Diversified
                  Bond                                Value
                                                                                               International
                Division                                                                         Division
                                                    Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                 2006              2005
         ----              ----               ----              ----                 ----              ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         $ 7,369,517 $     8,003,599        $ 680,793 $         (2,459,869) $          (353,327) $      (548,474)
          (232,926)          272,134          19,959,483        3,293,587            14,573,470         2,783,395
         2,580,027        (5,313,482)         13,835,149        9,895,511            45,587,524        39,090,117
         ---------        -----------         ----------        ---------            ----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         9,716,618         2,962,251          34,475,425        10,729,229           59,807,667        41,325,038
         94,706,932        80,647,948         24,644,269        22,371,876           60,826,753        45,089,775
          (227,906)          (91,568)           (85,479)          (80,024)             (109,174)          (81,611)
          (311,922)         (302,013)          (281,880)         (256,948)             (272,126)        (207,692)
       (25,211,017)      (26,804,906)       (27,460,698)      (33,656,312)        (24,718,759)       (21,403,532)
         (1,095,212)      (1,547,143)          (758,218)        (1,190,772)            (810,450)        (864,314)
         (6,089,439)      (5,680,552)         (3,000,399)       (2,974,530)          (2,417,251)       (1,876,646)
       (32,179,147)      (21,188,674)       (12,343,306)      (10,800,882)        (29,752,655)       (17,805,731)
                  -                -            (29,273)          (28,499)                   -                  -
                  -                -            --------          --------                   -                  -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         29,592,289        25,033,092       (19,314,984)      (26,616,091)           2,746,338          2,850,249
         ----------        ----------       ------------      ------------           ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         39,308,907        27,995,343         15,160,441      (15,886,862)           62,554,005        44,175,287
        280,484,495      252,489,152        198,489,944       214,376,806          228,177,303        184,002,016
        -----------      -----------        -----------       -----------          -----------        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ 319,793,402 $   280,484,495      $ 213,650,385 $     198,489,944 $         290,731,308 $    228,177 ,303
       ---------------   -----------      ---------------     -------------         -------------    ------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                          Dreyfus IP
                                                                                           Founders
                                                                                          Discovery
                                                                                         Initial Shares
                                                                                           Division
                                                                                    2006               2005
                                                                                    ----               ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                  $ (243,259)      $   (209,131)
     Total realized gains (losses) on investments                                     186,316             67,047
     Change in net unrealized appreciation or depreciation of investments             780,163             29,224
                                                                                      -------             ------
   Net increase (decrease) in net assets resulting from operations                    723,220          (112,860)
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 3,774,853          4,291,439
     Administration charges                                                            (2,959)           (1,802)
     Contingent sales charges                                                         (10,985)           (9,232)
     Contract terminations                                                           (829,410)         (450,825)
     Death benefit payments                                                           (60,329)          (61,296)
     Flexible withdrawal option payments                                             (102,797)          (80,600)
     Transfer payments to other contracts                                           (1,723,172)        (1,078,447)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                    1,045,201          2,609,237
                                                                                    ---------          ---------
   Total increase (decrease)                                                        1,768,421          2,496,377
   Net assets at beginning of period                                               15,815,474          13,319,097
                                                                                   ----------          ----------
   Net assets at end of period                                                   $ 17,583,895      $   15,815,474
                                                                              --------------           ----------
   (1) Commenced operations January 4, 2005. See accompanying notes.

               Dreyfus IP
               Technology                             Equity                                 Equity
             Service Shares                           Growth                                 Income
               Division (1)                                                                  Division
                                                     Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006                 2005            2006              2005                 2006              2005
         ---------                            ----              ----                 ----              ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           $ (4,573)      $     (570)      $ (2,389,555)      $ (2,529,058)       $     587,388     $    (738,442)
             (2,435)             181           (806,811)        (2,880,009)             826,373           (10,370)
             13,971            5,525          11,159,020        16,472,887           19,701,800         4,969,431
             ------            -----          ----------        ----------           ----------         ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             6,963             5,136          7,962,654         11,063,820           21,115,561         4,220,619
           333,208           166,332          16,402,557        16,841,624           83,438,344        50,183,704
               (30)                -            (58,784)          (70,129)           (281,701)            (32,928)
               (215)               -           (291,847)         (252,379)             (97,952)           (44,272)
             (4,904)               -        (21,927,878)      (21,069,830)           (5,545,007)       (2,936,671)
                 -                 -           (629,787)         (762,328)           (294,040)           (310,642)
                 -                 -          (2,048,902)       (2,201,679)          (1,754,716)         (975,769)
           (42,742)          (12,026)       (14,876,321)      (15,648,411)        (24,194,286)         (7,403,409)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           285,317           154,306        (23,430,962)      (23,163,132)           51,270,642        38,480,013
           -------           -------        ------------      ------------           ----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           292,280           159,442        (15,468,308)      (12,099,312)           72,386,203        42,700,632
           159,442                 -        195,218,225       207,317,537            83,133,071        40,432,439
           -------                 -        -----------       -----------            ----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 451,722 $              159,442          $ 179,749,917   $195,218,225       $     155,519,274   $ 83,133,071
    -----------              -------          ----------------------------          -------------      ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                             Equity
                                                                                             Value
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                     $ 8,967       $      6,546
     Total realized gains (losses) on investments                                      46,022             34,821
     Change in net unrealized appreciation or depreciation of investments             411,946           (15,158)
                                                                                      -------           --------
   Net increase (decrease) in net assets resulting from operations                    466,935             26,209
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 2,659,094          1,545,224
     Administration charges                                                           (8,122)              (573)
     Contingent sales charges                                                             (467)            (108)
     Contract terminations                                                           (10,680)            (3,225)
     Death benefit payments                                                                  -                 -
     Flexible withdrawal option payments                                             (17,393)            (1,679)
     Transfer payments to other contracts                                           (672,960)           (54,848)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                    1,949,472          1,484,791
                                                                                    ---------          ---------
   Total increase (decrease)                                                        2,416,407          1,511,000
   Net assets at beginning of period                                                1,511,000                  -
                                                                                    ---------                  -
   Net assets at end of period                                                $ 3,927,407 $            1,511,000
                                                                              -------------            ---------
   (1) Commenced operations January 4, 2005. See accompanying notes.

              Fidelity VIP                         Fidelity VIP                           Fidelity VIP
             Equity-Income                           Growth                                 Growth
                 Service                              Service                               Service
                 Class 2                              Class                                  Class 2
                Division                             Division                             Division (1)
                --------                             --------                             ------------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                2006               2005
         ----              ----               ----              ----                ----               ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      $ 1,032,534 $           (70,588) $        (384,965) $       (370,688) $          (38,660) $         (5,931)
         8,831,661          1,957,131         (1,687,364)       (2,091,900)              3,267                297
         1,495,173            543,923         3,854,234         3,944,207              186,391             45,884
         ---------            -------         ---------         ---------              -------             ------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         11,359,368        2,430,466          1,781,905         1,481,619              150,998             40,250
         15,284,014        16,009,135         3,066,061         3,849,771           3,075,629           1,286,274
           (13,052)           (7,822)            (9,332)           (8,311)                (315)              (15)
           (47,741)           (52,470)          (49,910)          (45,929)              (3,691)             (143)
         (3,464,029)       (2,575,966)        (3,768,487)       (3,342,498)            (84,384)           (4,283)
          (211,352)          (159,120)          (89,237)          (73,823)                  -                   -
          (656,130)          (487,764)         (394,785)          (455,142)             (3,699)             (150)
         (4,984,308)       (3,865,193)        (4,985,354)       (4,539,911)            (78,955)           (12,855)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         5,907,402         8,860,800          (6,231,044)       (4,615,843)         2,904,585           1,268,828
         ---------         ---------          -----------       -----------         ---------           ---------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         17,266,770        11,291,266         (4,449,139)       (3,134,224)         3,055,583           1,309,078
         59,907,554        48,616,288         38,238,295        41,372,519          1,309,078                   -
         ----------        ----------         ----------        ----------          ---------                   -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     $ 77,174,324 $        59,907,554 $        33,789,156 $     38,238,295 $         4,364,661 $        1,309,078
     --------------        ------------        ------------     ------------         -----------        ---------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                         Fidelity VIP
                                                                                           Overseas
                                                                                            Service
                                                                                            Class 2
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                             $ (218,957) $             (53,381)
     Total realized gains (losses) on investments                                      185,499            3,267
     Change in net unrealized appreciation or depreciation of investments           3,744,132         1,371,933
                                                                                    ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  3,710,674         1,321,819
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                24,282,769         11,768,680
     Administration charges                                                            (65,330)          (5,646)
     Contingent sales charges                                                          (18,630)          (1,119)
     Contract terminations                                                           (425,913)          (33,477)
     Death benefit payments                                                            (14,761)          (8,799)
     Flexible withdrawal option payments                                             (198,989)          (23,776)
     Transfer payments to other contracts                                           (4,366,018)        (921,316)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                   19,193,128         10,774,547
                                                                                   ----------         ----------
   Total increase (decrease)                                                       22,903,802         12,096,366
   Net assets at beginning of period                                               12,096,366                  -
                                                                                   ----------                  -
   Net assets at end of period                                                $ 35,000,168 $          12,096,366
                                                                              --------------          ----------
   (1) Commenced operations January 4, 2005.
See accompanying notes.

             Fidelity VIP  II                     Fidelity VIP II                       Fidelity VIP III
               Contrafund                          Contrafund                               Mid Cap
               Service                              Service                                 Service
                 Class                                Class 2                                Class 2
                Division                           Division (1)                           Division (1)
                --------                           ------------                           ------------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                2006               2005
         ----              ----               ----              ----                ----               ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         $ (299,091) $     (1,098,190) $         (28,419) $        (30,094) $          (35,069) $         (4,460)
         11,449,200           549,941          1,713,731            4,878              151,565                354
          (364,828)        14,314,763          (230,403)          451,629              107,362             63,420
          ---------        ----------          ---------          -------              -------             ------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         10,785,281        13,766,514         1,454,909           426,413              223,858             59,314
         23,146,783        25,822,964         17,924,390        6,783,954            3,515,016            955,913
           (34,780)           (33,552)          (24,218)           (1,861)                (352)              (59)
          (119,157)           (87,565)          (12,484)           (1,291)              (2,324)             (110)
         (8,997,003)       (6,000,560)         (285,408)          (38,609)             (53,129)           (3,289)
          (323,928)          (261,864)          (45,026)          (10,839)                   -            (4,562)
         (1,513,689)       (1,150,600)         (129,874)          (13,687)             (11,289)             (929)
       (10,927,456)        (8,564,511)        (2,503,370)        (241,970)            (275,288)           (9,716)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         1,230,770         9,724,312          14,924,010        6,475,697            3,172,634            937,248
         ---------         ---------          ----------        ---------            ---------            -------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         12,016,051        23,490,826         16,378,919        6,902,110            3,396,492            996,562
        106,461,676        82,970,850         6,902,110                 -              996,562                  -
        -----------        ----------         ---------                 -              -------                  -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
       $ 118,477,727 $     106,461,676 $       23,281,029 $     6,902,110 $           4,393,054 $         996,562
       ---------------     -------------       ------------     -----------           -----------         -------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                         Goldman  Sachs
                                                                                         VIT Mid  Cap
                                                                                        Value
                                                                                        Fund
                                                                                        Service Class I
                                                                                        Division  (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss) $                                                      4,604 $             313
     Total realized gains (losses) on investments                                   1,217,970           252,331
     Change in net unrealized appreciation or depreciation of investments            (136,992)         (154,098)
                                                                                     ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  1,085,582             98,546
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 8,936,015         3,230,699
     Administration charges                                                             (334)               (12)
     Contingent sales charges                                                           (5,821)            (249)
     Contract terminations                                                           (133,085)           (7,458)
     Death benefit payments                                                                  -                 -
     Flexible withdrawal option payments                                             (20,246)              (537)
     Transfer payments to other contracts                                            (512,372)          (49,402)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    8,264,157         3,173,041
                                                                                    ---------         ---------
   Total increase (decrease)                                                        9,349,739         3,271,587
   Net assets at beginning of period                                                3,271,587                  -
                                                                                    ---------                  -
   Net assets at end of period $                                                   12,621,326 $       3,271,587
                               -                                                   ------------       ----------
   (1) Commenced operations January 4, 2005.
   (2) Represented the operations of Goldman Sachs CORE Small Cap Equity Fund
      Service Class I Division until May 1, 2006 name change.
   See accompanying notes.

             Goldman Sachs                         Government
               Structured                             & High
            Small Cap Equity                          Quality
             Service Class I                          Bond                                  Growth
               Division                               Division                             Division
               (2)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          2006             2005               2006              2005                2006                2005
          ----             ----               ----              ----                ----                ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          $ (12,118)      $    (2,328)       $ 7,738,546     $   9,113,411       $    (928,296)      $    (484,271)
            278,790            80,927         (1,063,572)       (153,789)           (2,538,476)         (7,021,906)
             (7,396)         (66,473)            814,645        (7,154,995)         11,298,287          18,191,234
             -------         --------            -------        -----------         ----------          ----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
            259,276            12,126         7,489,619         1,804,627            7,831,515          10,685,057
          2,846,089        1,147,516         51,237,859         57,099,620          10,786,200          7,997,375
               (312)              (3)           (120,919)        (86,623)              (27,067)          (39,207)
             (1,765)             (72)           (336,842)       (364,422)             (148,948)          (150,202)
            (40,340)           (2,166)      (27,409,954)      (30,056,065)         (15,103,459)      (24,059,436)
                  -                -          (1,159,067)       (1,882,619)           (311,498)          (596,270)
             (8,448)               -          (7,246,983)       (7,728,677)         (1,489,018)         (1,576,888)
           (199,644)         (11,625)       (32,654,568)      (38,498,416)          (6,652,910)         (6,054,382)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          2,595,580        1,133,650        (17,690,474)      (21,517,202)         (12,946,700)      (24,479,010)
          ---------        ---------        ------------      ------------         ------------      ------------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          2,854,856        1,145,776        (10,200,855)      (19,712,575)          (5,115,185)      (13,793,953)
          1,145,776                -         286,799,157       306,511,732         101,200,494        114,994,447
          ---------                -         -----------       -----------         -----------        -----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        $ 4,000,632       $1,145,776        $ 276,598,302    $ 286,799,157           96,085,309     $ 101,200,494
    -------------          ---------               -----------------                ------------      -----------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                         International
                                                                                          Emerging
                                                                                          Markets
                                                                                           Division
                                                                                    2006             2005
                                                                                    ----             ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                               $ (1,198,121) $         (32,720)
     Total realized gains (losses) on investments                                   4,210,020        10,158,649
     Change in net unrealized appreciation or depreciation of investments          22,245,938        3,497,252
                                                                                   ----------        ---------
   Net increase (decrease) in net assets resulting from operations                 25,257,837        13,623,181
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                41,174,588        27,318,469
     Administration charges                                                          (20,871)           (11,467)
     Contingent sales charges                                                        (67,950)           (40,411)
     Contract terminations                                                          (5,042,649)      (2,551,229)
     Death benefit payments                                                          (86,161)           (63,062)
     Flexible withdrawal option payments                                            (659,423)          (398,451)
     Transfer payments to other contracts                                        (18,902,123)        (7,424,355)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    16,395,411       16,829,494
                                                                                    ----------       ----------
   Total increase (decrease)                                                        41,653,248       30,452,675
   Net assets at beginning of period                                                62,693,903       32,241,228
                                                                                    ----------       ----------
   Net assets at end of period                                                  $ 104,347,151 $      62,693,903
                                                                                ---------------      ----------
   See accompanying notes.

                                                 Janus Aspen
                                                     Mid Cap
                                                     Growth                                LargeCap
              International
                SmallCap                         Service  Shares                              Blend
                Division                             Division                               Division
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                 2006              2005
         ----              ----               ----              ----                 ----              ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    $ (982,250) $            (708,058) $       (274,939)   $     (252,158) $        (1,258,253) $      (1,468,164)
        21,821,096         2,846,657             682,671          222,986           4,833,448             546,753
         7,745,584         19,453,336          1,671,571        1,755,995            18,223,956        4,879,243
         ---------         ----------          ---------        ---------            ----------        ---------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        28,584,430         21,591,935          2,079,303        1,726,823            21,799,151        3,957,832
        27,541,124         26,030,408          3,209,439        1,786,952            66,986,175        51,631,602
           (41,260)          (33,312)            (7,103)           (6,410)           (159,044)             (26,781)
          (135,289)          (84,485)           (18,800)          (23,031)           (109,857)             (76,909)
       (10,067,558)        (5,948,626)       (1,419,499)        (1,078,285)          (6,546,398)       (3,916,684)
          (123,170)          (197,758)          (52,111)          (39,107)           (309,469)           (435,063)
          (821,517)          (646,486)         (136,726)         (105,081)           (1,739,815)       (1,120,809)
       (19,599,964)      (12,975,410)        (2,678,105)        (1,580,278)       (15,947,889)         (8,212,523)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         (3,247,634)       6,144,331         (1,102,905)        (1,045,240)          42,173,703        37,842,833
         -----------       ---------         -----------        -----------          ----------        ----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         25,336,796        27,736,266            976,398          681,583            63,972,854        41,800,665
       102,213,781         74,477,515         18,346,189        17,664,606        128,133,591          86,332,926
       -----------         ----------         ----------        ----------        -----------          ----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     $ 127,550,577 $      102,213,781 $       19,322,587   $    18,346,189 $        192,106,445 $    128,133,591
     ---------------      -------------       ----------   -    ------------        -------------    -----------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                          LargeCap
                                                                                            Growth
                                                                                            Equity
                                                                                          Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                $ (259,987)    $      (225,126)
     Total realized gains (losses) on investments                                      96,102             43,739
     Change in net unrealized appreciation or depreciation of investments             413,343            583,363
                                                                                      -------            -------
   Net increase (decrease) in net assets resulting from operations                    249,458            401,976
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 4,410,753         3,093,201
     Administration charges                                                           (3,400)            (3,229)
     Contingent sales charges                                                        (17,272)           (20,926)
     Contract terminations                                                          (1,745,073)       (1,169,893)
     Death benefit payments                                                          (48,983)           (35,771)
     Flexible withdrawal option payments                                            (283,765)          (238,139)
     Transfer payments to other contracts                                           (1,985,359)       (1,459,657)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                      326,901            165,586
                                                                                      -------            -------
   Total increase (decrease)                                                          576,359            567,562
   Net assets at beginning of period                                                18,820,144        18,252,582
                                                                                    ----------        ----------
   Net assets at end of period                                                  $ 19,396,503 $        18,820,144
                                                                                --------------        ----------
   See accompanying notes.

               LargeCap
                  Stock                              LargeCap
                  Index                                Value                                MidCap
                Division                              Division                              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006               2005               2006             2005                 2006               2005
         ----               ----               ----             ----                 ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           $ 3,436       $(1,684,395)    $ (628,462)        $    (1,255,711)      $   (947,196)       $ (3,873,409)
         2,482,860         1,070,226           3,458,906          810,694            48,251,127         11,717,740
         16,248,616        4,661,687         22,939,744         4,306,244            (5,429,630)        16,931,983
         ----------        ---------         ----------         ---------            -----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         18,734,912        4,047,518         25,770,188         3,861,227            41,874,301         24,776,314
         37,367,616       43,107,446         62,588,396        44,774,499            55,666,505         59,526,310
           (37,773)          (27,694)           (137,843)         (22,644)            (195,978)          (156,432)
          (128,463)         (122,170)           (102,324)         (66,907)            (420,156)          (376,440)
       (11,387,803)       (8,860,776)          (6,266,471)      (3,762,943)         (36,371,234)       (40,454,130)
          (325,744)         (367,700)           (309,860)        (345,183)           (1,065,007)        (1,388,604)
         (1,754,326)      (1,577,994)          (1,471,953)       (952,378)           (4,145,830)        (3,706,703)
       (24,506,917)      (28,699,968)       (16,166,449)        (8,523,366)         (27,505,687)       (21,546,277)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          (773,410)         3,451,144        38,133,496         31,101,078          (14,037,387)        (8,102,276)
          ---------         ---------        ----------         ----------          ------------        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         17,961,502         7,498,662        63,903,684         34,962,305           27,836,914         16,674,038
        134,688,532      127,189,870         109,778,985        74,816,680          339,324,099        322,650,061
        -----------      -----------         -----------        ----------          -----------        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 152,650,034 $      134,688,532     $ 173,682,669 $       109,778,985 $        367,161,013 $      339,324,099
    ---------------      -----------     ---------------       -------------        -------------      -----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           MidCap
                                                                                            Growth
                                                                                           Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                $ (791,335)     $     (689,415)
     Total realized gains (losses) on investments                                   2,969,392            643,728
     Change in net unrealized appreciation or depreciation of investments           2,147,445         5,870,968
                                                                                    ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  4,325,502         5,825,281
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                11,441,173         7,814,560
     Administration charges                                                           (12,092)          (11,195)
     Contingent sales charges                                                         (57,533)          (56,883)
     Contract terminations                                                          (4,744,992)       (3,592,508)
     Death benefit payments                                                           (75,590)         (148,571)
     Flexible withdrawal option payments                                             (555,400)         (521,690)
     Transfer payments to other contracts                                           (6,456,363)       (4,067,244)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    (460,797)          (583,531)
                                                                                    ---------          ---------
   Total increase (decrease)                                                        3,864,705         5,241,750
   Net assets at beginning of period                                                53,922,768        48,681,018
                                                                                    ----------        ----------
   Net assets at end of period                                                  $ 57,787,473 $        53,922,768
                                                                                --------------        ----------
   See accompanying notes.

                                                                                           Neuberger
                                                                                        Berman AMT
                MidCap                                Money                                 Fasciano
                 Value                                Market                                S Class
                Division                              Division                              Division
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005                2006             2005                2006                2005
         ----              ----                ----             ----                ----                ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    $ (1,197,221)      $  (1,073,726)       $ 2,827,054     $   1,101,944          $   (18,941)      $     (2,978)
         11,661,253        2,378,591                   -                -               42,885              2,037
         1,515,777         6,041,151                   -                -               15,744             16,103
         ---------         ---------                   -                -               ------             ------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         11,979,809        7,346,016           2,827,054        1,101,944               39,688             15,162
         37,333,121        37,541,464        143,904,826      162,414,404            1,427,520            629,670
           (76,671)          (20,480)           (43,345)         (41,581)                   (58)              (3)
           (87,955)          (67,390)          (284,219)        (268,805)               (1,806)              (81)
         (7,300,904)      (4,783,714)       (28,527,008)      (31,469,933)             (41,291)            (2,425)
          (247,049)         (263,051)          (456,823)        (1,049,488)                  -                  -
         (1,317,978)      (1,036,072)          (2,431,149)      (2,338,433)                (735)             (75)
       (15,808,585)      (10,399,192)       (102,645,410)      (135,791,981)            (55,634)            (1,898)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         12,493,979        20,971,565          9,516,872        (8,545,817)          1,327,996            625,188
         ----------        ----------          ---------        -----------          ---------            -------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         24,473,788        28,317,581        12,343,926         (7,443,873)          1,367,684            640,350
         94,904,674        66,587,093        82,162,453         89,606,326             640,350                  -
         ----------        ----------        ----------         ----------             -------                  -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    $ 119,378,462 $        94,904,674    $ 94,506,379 $         82,162,453 $         2,008,034 $          640,350
    ---------------        ----------    --------------         ------------         -----------          -------


                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Neuberger
                                                                                        Berman AMT
                                                                                      High Income Bond
                                                                                           S Class
                                                                                           Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                     $ 88,470       $    33,176
     Total realized gains (losses) on investments                                       (2,604)            3,148
     Change in net unrealized appreciation or depreciation of investments                  269          (30,258)
                                                                                           ---          --------
   Net increase (decrease) in net assets resulting from operations                      86,135             6,066
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 1,271,721          1,047,612
     Administration charges                                                                (60)                -
     Contingent sales charges                                                           (2,768)             (43)
     Contract terminations                                                            (63,286)           (1,273)
     Death benefit payments                                                             (4,239)                -
     Flexible withdrawal option payments                                              (13,099)           (3,486)
     Transfer payments to other contracts                                             (96,440)         (163,229)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                    1,091,829            879,581
                                                                                    ---------            -------
   Total increase (decrease)                                                        1,177,964            885,647
   Net assets at beginning of period                                                  885,647                  -
                                                                                      -------                  -
   Net assets at end of period                                                    $ 2,063,611      $     885,647
                                                                                  -------------         -------
   (1) Commenced operations January 4, 2005.

See accompanying notes.

                                                   Neuberger
               Neuberger                           Berman AMT                              Principal
             Berman AMT                               Socially                             LifeTime
                Partners                            Responsive                              Strategic
                 I Class                              I Class                               Income
                Division                              Division                            Division (1)
                --------                              --------                            ------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006                     2005            2006            2005              2006               2005
         ---------                             ---------                            ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          $ (10,560)      $       733      $     (19,301)       $  (3,474)        $   (110,017)      $    (27,801)
            399,453               335             23,193            2,103               39,245              1,775
            (48,810)          26,575             210,791            31,440             890,547            158,136
            --------          ------             -------            ------             -------            -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            340,083           27,643             214,683            30,069             819,775            132,110
         3,657,842           870,052           1,962,558          765,889            8,273,419          5,413,476
               (108)              (5)              (4,686)           (341)             (24,298)            (2,350)
             (2,594)              (19)             (1,576)            (51)              (4,582)            (1,179)
            (59,305)            (573)            (36,029)           (1,522)           (104,747)           (35,256)
             (7,257)              (38)           (16,015)           (2,218)           (232,741)           (60,799)
           (141,255)         (12,723)           (372,993)         (18,661)          (1,681,371)               (72)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         3,447,323           856,694           1,531,259          743,096            6,225,680          5,313,820
         ---------           -------           ---------          -------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         3,787,406           884,337           1,745,942          773,165            7,045,455          5,445,930
            884,337                -             773,165                -            5,445,930                  -
            -------                -             -------                -            ---------                  -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 4,671,743 $             884,337 $        2,519,107 $         773,165 $        12,491,385 $        5,445 930
    -------------             ---------        -----------         ---------        ------------        ---------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
            For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Principal
                                                                                           LifeTime
                                                                                             2010
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                   $ (260,015) $        (57,359)
     Total realized gains (losses) on investments                                      152,900             1,876
     Change in net unrealized appreciation or depreciation of investments           2,249,381            335,949
                                                                                    ---------            -------
   Net increase (decrease) in net assets resulting from operations                  2,142,266            280,466
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                18,536,685         12,646,396
     Administration charges                                                            (81,503)          (8,296)
     Contingent sales charges                                                          (12,977)            (863)
     Contract terminations                                                           (296,674)           (25,813)
     Death benefit payments                                                            (46,991)          (15,817)
     Flexible withdrawal option payments                                             (237,141)           (58,655)
     Transfer payments to other contracts                                           (6,617,950)          (37,067)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                   11,243,449         12,499,885
                                                                                   ----------         ----------
   Total increase (decrease)                                                       13,385,715         12,780,351
   Net assets at beginning of period                                               12,780,351                  -
                                                                                   ----------                  -
   Net assets at end of period                                                     $ 26,166,066 $     12,780,351
                                                                                   --------------     ----------
   (1) Commenced operations January 4, 2005. See accompanying notes.

                Principal                            Principal                             Principal
                LifeTime                             LifeTime                              LifeTime
                  2020                                 2030                                  2040
               Division                            Division (1)                           Division (1)
               ---------                           ------------                           ------------
               (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                2006               2005
         ----              ----               ----              ----                ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ (792,450) $          (118,424) $       (100,284) $         (13,655) $          (42,160) $         (6,059)
            22,096             5,507             86,023             3,386               12,112              1,090
         8,696,024           848,565          1,078,553            94,940              454,131             56,275
         ---------           -------          ---------            ------              -------             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         7,925,670           735,648          1,064,292            84,671              424,083             51,306
        71,870,521        26,175,123          9,214,113         3,233,221            3,572,102          1,444,809
          (209,732)          (17,487)            (1,182)              (24)                (691)              (24)
           (37,064)             (339)           (18,824)              (36)              (5,788)                 -
          (847,347)          (10,134)          (430,338)           (1,089)            (132,319)                 -
          (159,754)                -                   -                -                    -                  -
          (450,397)         (86,889)            (21,307)           (6,081)              (2,536)                 -
         (8,336,536)         (606,628)        (1,065,887)         (69,942)           (112,692)            (46,897)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         61,829,691       25,453,646          7,676,575         3,156,049            3,318,076          1,397,888
         ----------       ----------          ---------         ---------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         69,755,361       26,189,294          8,740,867         3,240,720            3,742,159          1,449,194
         26,189,294                -          3,240,720                 -            1,449,194                  -
         ----------                -          ---------                 -            ---------                  -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ 95,944,655 $       26,189,294 $       11,981,587 $      3,240,720 $           5,191,353 $       1,449,194
      --------------       ------------       ------------      -----------           -----------       ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Principal
                                                                                           LifeTime
                                                                                            2050
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                   $ (25,320) $          (2,406)
     Total realized gains (losses) on investments                                       9,972                 48
     Change in net unrealized appreciation or depreciation of investments             251,174             19,245
                                                                                      -------             ------
   Net increase (decrease) in net assets resulting from operations                    235,826             16,887
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 2,714,081            756,727
     Administration charges                                                               (210)                -
     Contingent sales charges                                                         (2,724)                  -
     Contract terminations                                                           (62,267)                  -
     Death benefit payments                                                                 -                  -
     Flexible withdrawal option payments                                                  (151)                -
     Transfer payments to other contracts                                           (172,996)                  1
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    2,475,733            756,728
                                                                                    ---------            -------
   Total increase (decrease)                                                        2,711,559            773,615
   Net assets at beginning of period                                                  773,615                  -
                                                                                      -------                  -
   Net assets at end of period                                                     $ 3,485,174 $         773,615
                                                                                   -------------         -------
   (1) Commenced operations January 4, 2005. See accompanying notes.

                             Real Estate Short-Term
                                 Securities Bond
                                  Division                               Division
                                  --------                               --------
                          2006               2005                 2006             2005
                          ----               ----                 ----             ----
                     $ 309,423 $             (1,690,858)           $ 862,353 $        122,773
                          13,115,883          4,534,634              12,952           (14,016)
                          32,582,342         13,908,697           2,210,032           206,477
                          ----------         ----------           ---------           -------
                          46,007,648         16,752,473           3,085,337           315,234
                          40,235,845         36,441,344         65,026,561         49,237,781
                             (46,137)           (36,333)          (190,796)           (26,133)
                            (145,722)          (137,763)           (70,643)           (86,189)
                         (11,311,914)        (8,051,131)          (4,444,438)      (5,277,925)
                            (566,980)          (232,728)          (237,166)          (240,359)
                          (1,726,837)        (1,490,965)          (2,685,156)      (1,968,926)
                         (24,593,554)       (25,263,440)       (24,418,649)       (14,939,228)
                          1,844,701           1,228,984         32,979,713         26,699,021
                          ---------           ---------         ----------         ----------
                          47,852,349         17,981,457         36,065,050         27,014,255
                         133,792,721        115,811,264         81,529,141         54,514,886
                         -----------        -----------         ----------         ----------
                     $ 181,645,070 $        133,792,721        $ 117,594,191 $     81,529,141
                     ---------------        -----------        ---------------     ----------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                            SmallCap
                                                                                             Division
                                                                                     2006                2005
                                                                                     ----                ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (847,987)       $  (902,834)
     Total realized gains (losses) on investments                                     6,373,384            944,344
     Change in net unrealized appreciation or depreciation of investments             1,961,967          3,803,135
                                                                                      ---------          ---------
   Net increase (decrease) in net assets resulting from operations                    7,487,364          3,844,645
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   8,399,835          12,663,736
     Administration charges                                                            (12,807)             (14,199)
     Contingent sales charges                                                          (65,437)             (63,516)
     Contract terminations                                                           (5,714,276)         (4,655,966)
     Death benefit payments                                                           (229,622)           (133,597)
     Flexible withdrawal option payments                                              (894,769)           (882,813)
     Transfer payments to other contracts                                            (8,073,020)         (6,733,904)
     Annuity payments                                                                         -                  -
                                                                                              -                  -
   Increase (decrease) in net assets from principal transactions                     (6,590,096)           179,741
                                                                                     -----------           -------
   Total increase (decrease)                                                            897,268          4,024,386
   Net assets at beginning of period                                                 70,854,493          66,830,107
                                                                                     ----------          ----------
   Net assets at end of period                                                     $ 71,751,761       $  70,854,493
                                                                              --------------             ----------
   See accompanying notes.

                                SmallCap SmallCap
                                  Growth Value
                                  Division                               Division
                                  --------                               --------
                          2006                2005                2006             2005
                          ----                ----                ----             ----
                     $ (666,713) $             (601,543)    $ (1,232,059) $        (1,142,554)
                          (1,332,510)         (2,102,024)       12,871,584         2,553,049
                          5,430,781           4,985,626           5,413,590        2,740,416
                          ---------           ---------           ---------        ---------
                          3,431,558           2,282,059         17,053,115         4,150,911
                          10,721,896          7,548,846         37,625,778         31,112,444
                              (8,292)            (7,140)           (80,677)           (22,644)
                             (65,066)           (51,282)          (113,728)           (80,735)
                          (5,175,480)         (3,729,551)         (8,276,465)      (5,107,789)
                             (71,981)          (112,852)          (263,733)          (324,717)
                            (397,314)          (394,403)          (1,039,781)        (855,206)
                          (6,357,486)         (5,384,370)      (14,222,812)       (11,791,879)
                          (1,353,723)         (2,130,752)       13,628,582         12,929,474
                          -----------         -----------       ----------         ----------
                          2,077,835             151,307         30,681,697         17,080,385
                          46,695,389          46,544,082        95,377,914         78,297,529
                          ----------          ----------        ----------         ----------
                     $ 48,773,224 $           46,695,389    $ 126,059,611 $        95,377,914
                     --------------           ----------    ---------------        ----------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                        T. Rowe Price
                                                                                          Blue Chip
                                                                                          Growth II
                                                                                           Division
                                                                                         2006              2005
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (9,904)         $  (2,321)
     Total realized gains (losses) on investments                                       6,716              2,769
     Change in net unrealized appreciation or depreciation of investments              76,937             23,847
                                                                                       ------             ------
   Net increase (decrease) in net assets resulting from operations                     73,749             24,295
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   417,431            682,192
     Administration charges                                                               (21)                 -
     Contingent sales charges                                                           (3,617)             (339)
     Contract terminations                                                            (82,700)          (10,143)
     Death benefit payments                                                             (2,219)                -
     Flexible withdrawal option payments                                                (3,650)            (141)
     Transfer payments to other contracts                                             (14,665)          (52,037)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                      310,559            619,532
                                                                                      -------            -------
   Total increase (decrease)                                                          384,308            643,827
   Net assets at beginning of period                                                  643,827                  -
                                                                                      -------                  -
   Net assets at end of period                                                    $ 1,028,135         $  643,827
                                                                              -------------              -------
   See accompanying notes.

                                                                          Templeton
                                T.  Rowe
                                   Price                                      Growth
                                   Health                                     Securities
                                   Science                                  Class 2
                                  H Division                               Division
                                  ----------                               --------
                           2006                 2005                2006              2005
                           ----                 ----                ----              ----
                     $ (19,706) $                   (2,119) $          11,349 $            4,826
                                8,932               1,933             174,717             39,915
                               129,496              40,301            303,044            118,794
                               -------              ------            -------            -------
                               118,722              40,115            489,110            163,535
                             1,908,562            540,074             799,000            616,293
                                (2,173)              (151)                  -                  -
                                  (748)              (114)             (1,546)              (781)
                              (17,106)              (3,402)          (359,768)         (205,972)
                                     -                  -              (5,116)           (5,327)
                                (6,446)              (459)            (26,698)          (23,539)
                             (354,679)           (25,435)            (153,658)         (108,350)
                             1,527,410            510,513             252,214            272,324
                             ---------            -------             -------            -------
                             1,646,132            550,628             741,324            435,859
                               550,628                  -           2,287,401          1,851,542
                               -------                  -           ---------          ---------
                     $ 2,196,760 $                 550,628 $        3,028,725 $       2,287,401
                     -------------                 ---------        -----------       ---------

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements




1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2006, contractholder investment options include the following open-end management investment companies:

     Principal Variable Contracts Fund, Inc. (1)
        Asset Allocation Account
        Balanced Account
        Bond Account
        Capital Value Account
        Diversified International Account
        Equity Growth Account
        Equity Income Account
        Equity Value Account (4) Government & High Quality Bond Account Growth Account International Emerging Markets Account International SmallCap Account LargeCap Blend Account (2) LargeCap Growth Equity Account LargeCap Stock Index Account LargeCap Value Account (2) MidCap Account MidCap Growth Account MidCap Value Account Money Market Account Principal LifeTime Strategic Income Account (4) Principal LifeTime 2010 Account (4) Principal LifeTime 2020 Account (4) Principal LifeTime 2030 Account (4) Principal LifeTime 2040 Account (4) Principal LifeTime 2050 Account(4) Real Estate Securities Account Short-Term Bond Account (3) SmallCap Account SmallCap Growth Account SmallCap Value Account

     AIM V.I. Basic Value Fund - Series I (4)
     AIM V.I. Capital Appreciation Fund Series I (5)
     AIM V.I. Core Equity Fund - Series I
     AIM V.I. Dynamics Fund - Series I
     AIM V.I. Global Health Care Fund - Series I
     AIM V.I. Small Cap Equity Fund - Series I (4)
     AIM V.I. Small Cap Growth Fund - Series I, formerly AIM V.I. Small Company
              Growth Fund - Series I, until November 21, 2006 name change
     AIM V.I. Technology Fund - Series I
     Alliance Bernstein VP Series Fund, Inc:
        Small Cap Growth Portfolio - Class A (4) American Century Variable Portfolios, Inc:
        VP Income & Growth Fund - I VP Inflation Protection Fund - II (4) VP Ultra Fund - I VP Ultra Fund - II (4) VP Value Fund - II (2) VP Vista Fund - I (4)
     Dreyfus Investment Portfolios:
        Founders Discovery Portfolio - Initial Shares
        Technology Growth Portfolio - Service Shares (4)
     Fidelity Variable Insurance Products Fund:
        Equity-Income Portfolio - SC2
        Growth Portfolio - SC (2)
        Growth Portfolio - SC2 (4)
        Overseas Portfolio - SC2 (4)
     Fidelity Variable Insurance Products Fund II:
        Contrafund Portfolio - SC
        Contrafund Portfolio - SC2 (4)
     Fidelity Variable Insurance Products Fund III:
        Mid Cap Portfolio - SC2 (4)
     Franklin Templeton VIP Trust:
        Templeton Growth Securities Fund - Class 2
     Goldman Sachs Variable Insurance Trust:
        Mid Cap Value Fund - SC I (4)
        Structured Small Cap Equity Fund - SC I, formerly Goldman Sachs CORE
          Small Cap Equity, until May 1, 2006 name change (4)
     Janus Aspen Series Mid Cap Growth Portfolio Neuberger Berman AMT Fasciano Portfolio - S Class (3) Neuberger Berman AMT High Income Bond Portfolio - S Class (4) Neuberger Berman AMT Partners Portfolio - I Class (3) Neuberger Berman AMT Socially Responsive Portfolio - I Class (3) T. Rowe Price Blue Chip Growth Portfolio - II (3) T. Rowe Price Health Sciences Portfolio - II
     (3)

     (1) Organized by Principal Life Insurance Company (2) Commenced operations May 18, 2002 (3) Commenced operations May 17, 2003 (4) Commenced operations January 4, 2005 (5) Commenced operations April 28, 2006
     Commencement of operations date is the date that the division became available to contractholders.

Investments are stated at the closing net asset values per share on December 31, 2006.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus - Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom 2 Variable Annuity; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Purchase Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

     Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

     Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

     Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

     Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

     Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to

     6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

     Principal Freedom 2 Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. A contingent sales charge up to 3% may be deducted from the withdrawals made during the first four years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

     The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

     The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. An optional premium payment credit rider can be added to the product at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2006, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.25% of the average daily net assets of the LargeCap Stock Index Account, 1% of the average daily net assets of the LargeCap Growth Equity Account, and 0.1225% of the average daily net assets of the Principal LifeTime Accounts.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                               Account                         Fee Range
     ------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------

     Bond, Government & High Quality Bond, Money Market, Short-Term Bond       0.50 - 0.30%
     Balanced, Equity Income                                                   0.60 - 0.40
     MidCap                                                                    0.65 - 0.45
     Asset Allocation, Equity Growth                                           0.80 - 0.60
     Equity Value, SmallCap                                                    0.85 - 0.65
     MidCap Growth, Real Estate Securities                                     0.90 - 0.70
     SmallCap Growth                                                           1.00 - 0.80
     SmallCap Value                                                            1.10 - 0.90
     International SmallCap                                                    1.20 - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                 Account                                       Fee Range
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------

     Capital Value, Growth                                    0.60 - 0.40%
     LargeCap Blend, LargeCap Value                           0.75 - 0.55
     Diversified International                                0.85 - 0.65
     MidCap Value                                             1.05 - 0.85
     International Emerging Markets                           1.25 - 1.05

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2006:

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     AIM V.I. Basic Value Series I Division:
        Principal Investment Plus Variable Annuity                           $    581,271      $        7,187

        Principal Investment Plus Variable Annuity With Purchase Rider              322,390             6,253

     AIM V.I. Capital Appreciation Series I Division:
       The Principal Variable Annuity                                            15,973,923         2,640,928

       The Principal Variable Annuity With Purchase Payment Credit Rider          2,612,094           226,665

     AIM V.I. Core Equity Series I Division:
        The Principal Variable Annuity                                           25,845,151        10,341,390

        The Principal Variable Annuity With Purchase Payment Credit Rider         7,787,261         2,001,885

     AIM V.I. Dynamics Series I Division:
        The Principal Variable Annuity                                              698,307           660,004

        The Principal Variable Annuity With Purchase Payment Credit Rider           455,049           400,202

     AIM V.I. Global Health Care Series I Division:
        The Principal Variable Annuity                                              796,129         1,619,267

        The Principal Variable Annuity With Purchase Payment Credit Rider         1,139,339         1,441,437

     AIM V.I. Small Cap Equity Series I Division:
        Principal Investment Plus Variable Annuity                                 296,242             27,665
        Principal Investment Plus Variable Annuity With Purchase Rider              331,907             2,864


                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     AIM V.I. Small Cap Growth Series I Division:
        The Principal Variable Annuity                                       $    810,852      $   875,714
        The Principal Variable Annuity With Purchase Payment Credit Rider           236,351           242,994

     AIM V.I. Technology Series I Division:
        The Principal Variable Annuity                                              715,787         1,182,449
        The Principal Variable Annuity With Purchase Payment Credit Rider           796,177           991,085

     Alliance Bernstein VP Series Small Cap Growth Class A Division:
          Principal Investment Plus Variable Annuity                                527,682            64,578
          Principal Investment Plus Variable Annuity With Purchase Rider            222,578            19,491

     American Century VP Income & Growth Class I Division:
        Principal Freedom Variable Annuity                                        1,545,184         1,348,073
        The Principal Variable Annuity                                            2,315,670         3,686,509
        The Principal Variable Annuity With Purchase Payment Credit Rider           998,927         1,840,114

     American Century VP Inflation Protection Class II Division:
        Principal Investment Plus Variable Annuity                               28,120,662         5,654,908
        Principal Investment Plus Variable Annuity With Purchase Rider           10,940,252         2,462,190

     American Century VP Ultra Class I Division:
        The Principal Variable Annuity                                              619,575         1,279,418
        The Principal Variable Annuity With Purchase Payment Credit Rider           589,910           760,017



                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     American Century VP Ultra Class II Division:
        Principal Investment Plus Variable Annuity                           $24,146,907       $    5,069,747
        Principal Investment Plus Variable Annuity With Purchase Rider            9,875,971         2,959,523

     American Century VP Value Class II Division:
        The Principal Variable Annuity                                            8,284,822         5,282,938
        The Principal Variable Annuity With Purchase Payment Credit Rider         5,085,367         2,743,849

     American Century VP Vista Class I Division:
        Principal Investment Plus Variable Annuity                                  434,852           156,750
        Principal Investment Plus Variable Annuity With Purchase Rider               66,797             1,357

     Asset Allocation Division:
        Premier Variable                                                              5,102           133,132
        The Principal Variable Annuity                                            4,978,251        15,576,583
        The Principal Variable Annuity With Purchase Payment Credit Rider         2,220,615         3,521,207
        Principal Investment Plus Variable Annuity                                2,985,375           806,064
        Principal Investment Plus Variable Annuity With Purchase Rider            2,239,275           598,311

     Balanced Division:
        Personal Variable                                                           117,879            97,672
        Premier Variable                                                          1,125,404         2,455,126
        The Principal Variable Annuity                                            6,448,010        18,826,738
        The Principal Variable Annuity With Purchase Payment Credit Rider         2,709,780         2,953,727



                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Bond Division:
        Personal Variable                                                   $       46,121     $      81,925
        Premier Variable                                                          1,427,921         2,175,515
        Principal Freedom Variable Annuity                                        3,844,619         3,102,447
        Principal Freedom 2 Variable Annuity                                         53,582                39
        The Principal Variable Annuity                                           28,223,254        39,735,083
        The Principal Variable Annuity With Purchase Payment Credit Rider        14,317,420        12,097,429
        Principal Investment Plus Variable Annuity                               41,615,015         7,953,352
        Principal Investment Plus Variable Annuity With Purchase Rider           16,593,865         4,014,201

     Capital Value Division:
        Bankers Flexible Annuity                                                    220,513           158,615
        Pension Builder Plus                                                        286,950           257,205
        Pension Builder Plus - Rollover IRA                                          63,175           129,442
        Personal Variable                                                           273,814           167,000
        Premier Variable                                                          4,219,050         5,170,917
        Principal Freedom Variable Annuity                                        3,078,512         1,619,134
        Principal Freedom 2 Variable Annuity                                         22,734                13
        The Principal Variable Annuity                                           23,307,419        34,723,664
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,151,987         3,331,406
        Principal Investment Plus Variable Annuity                                4,212,848           717,934
        Principal Investment Plus Variable Annuity With Purchase Rider            2,947,620           208,007








4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Diversified International Division:
        Personal Variable                                                      $    132,357     $      31,223
        Premier Variable                                                          3,167,991         4,050,637
        Principal Freedom Variable Annuity                                        4,562,758         2,741,894
        Principal Freedom 2 Variable Annuity                                         69,708                56
        The Principal Variable Annuity                                           33,341,144        41,552,104
        The Principal Variable Annuity With Purchase Payment Credit Rider        12,337,144        10,470,189
        Principal Investment Plus Variable Annuity                            12,451,383            2,049,443
        Principal Investment Plus Variable Annuity With Purchase Rider            4,890,167           610,584

     Dreyfus IP Founders Discovery Initial Shares Division:
        The Principal Variable Annuity                                          2,456,071           1,932,143
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,318,782         1,040,768

     Dreyfus IP Technology Service Shares Division:
        Principal Investment Plus Variable Annuity                                  229,006            50,217
        Principal Investment Plus Variable Annuity With Purchase Rider              104,202             2,247

     Equity Growth Division:
        Premier Variable                                                              5,436            68,938
        The Principal Variable Annuity                                            9,292,390        38,308,380
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,102,539         3,587,613
        Principal Investment Plus Variable Annuity                                2,591,979           141,612
        Principal Investment Plus Variable Annuity With Purchase Rider            1,412,448           118,766





4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Equity Income Division:
        Premier Variable                                                       $    187,759      $    115,483
        The Principal Variable Annuity                                           10,936,616        11,163,174
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,570,430         3,601,980
        Principal Investment Plus Variable Annuity                               51,323,389        12,701,526
        Principal Investment Plus Variable Annuity With Purchase Rider           19,645,514         6,223,515

     Equity Value Division:
        Principal Investment Plus Variable Annuity                                1,758,792           492,877
        Principal Investment Plus Variable Annuity With Purchase Rider              986,492           254,126

     Fidelity VIP Equity - Income Service Class 2 Division:
        The Principal Variable Annuity                                     13,881,397        7,036,128
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,375,491         2,945,766
        Principal Investment Plus Variable Annuity                                4,034,332           324,178
        Principal Investment Plus Variable Annuity With Purchase Rider            1,341,118            39,651

     Fidelity VIP Growth Service Class Division:
        The Principal Variable Annuity                                            2,317,054         8,133,654
        The Principal Variable Annuity With Purchase Payment Credit Rider           853,971         1,653,380

     Fidelity VIP Growth Service Class 2 Division:
        Principal Investment Plus Variable Annuity                                1,774,828            94,859
        Principal Investment Plus Variable Annuity With Purchase Rider            1,303,267           117,311




4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Service Class 2 Division:
        Principal Investment Plus Variable Annuity                              $16,806,159       $ 3,439,659
        Principal Investment Plus Variable Annuity With Purchase Rider            7,662,299         1,968,415

     Fidelity VIP II Contrafund Service Class Division:
        The Principal Variable Annuity                                           24,158,339        18,776,177
        The Principal Variable Annuity With Purchase Payment Credit Rider         9,694,882         4,705,489

     Fidelity VIP II Contrafund Service Class 2 Division:
         Principal Investment Plus Variable Annuity                              14,782,471         2,421,841
         Principal Investment Plus Variable Annuity With
          Purchase Rider                                                          5,002,151           771,320

     Fidelity VIP III Mid Cap Service Class 2 Division:
        Principal Investment Plus Variable Annuity                                2,847,506           325,163
        Principal Investment Plus Variable Annuity With Purchase Rider              829,097            54,676

     Goldman Sachs VIT Mid Cap Value Fund Service Class I  Division:
        Principal Investment Plus Variable Annuity                                6,756,039     617,835
        Principal Investment Plus Variable Annuity With Purchase Rider            3,510,903           160,177

     Goldman Sachs Structured Small Cap Equity Service Class I Division:
        Principal Investment Plus Variable Annuity                                1,960,300           197,228
        Principal Investment Plus Variable Annuity With Purchase Rider            1,190,009            90,931




4. Purchases and Sales of Investments (continued)

                                   Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Government & High Quality Bond Division:
        Pension Builder Plus                                                 $        6,698     $      23,509
        Pension Builder Plus - Rollover IRA                                           3,944             3,131
        Personal Variable                                                            43,883            83,164
        Premier Variable                                                            749,724         1,731,029
        Principal Freedom Variable Annuity                                        2,052,266         1,819,671
        Principal Freedom 2 Variable Annuity                                          3,517                 -
        The Principal Variable Annuity                                           26,586,641        49,023,949
        The Principal Variable Annuity With Purchase Payment Credit Rider        12,838,927        15,263,967
        Principal Investment Plus Variable Annuity                               15,271,094         3,457,970
        Principal Investment Plus Variable Annuity With Purchase Rider            5,203,879         1,306,111

     Growth Division:
        Personal Variable                                                           143,772           185,276
        Premier Variable                                                          1,755,226         3,754,563
        The Principal Variable Annuity                                            4,514,433        19,509,132
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,480,788         1,219,282
        Principal Investment Plus Variable Annuity                                1,966,780           200,984
        Principal Investment Plus Variable Annuity With Purchase Rider            1,191,092            57,850

     International Emerging Markets Division:
        Premier Variable                                                            249,589           343,767
        The Principal Variable Annuity                                           23,312,726        17,231,656
        The Principal Variable Annuity With Purchase Payment Credit Rider         8,472,999         6,633,980
        Principal Investment Plus Variable Annuity                                7,174,993         1,166,370
        Principal Investment Plus Variable Annuity With Purchase Rider            4,390,514           601,525



4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     International SmallCap Division:
        Premier Variable                                                       $    194,619      $    394,614
        The Principal Variable Annuity                                           25,305,432        24,788,832
        The Principal Variable Annuity With Purchase Payment Credit Rider         8,065,288         5,406,591
        Principal Investment Plus Variable Annuity                                7,663,350         1,266,610
        Principal Investment Plus Variable Annuity With Purchase Rider            3,562,197           521,632

     Janus Aspen Mid Cap Growth Service Shares Division:
        The Principal Variable Annuity                                            1,740,357         2,864,198
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,469,082         1,723,085

     LargeCap Blend Division:
        The Principal Variable Annuity                                           13,957,226        12,453,871
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,900,461         4,605,592
        Principal Investment Plus Variable Annuity                               36,111,688         6,677,699
        Principal Investment Plus Variable Annuity With Purchase Rider           15,039,864         3,318,685

     LargeCap Growth Equity Division:
        Premier Variable                                                             10,901           106,032
        Principal Freedom Variable Annuity                                          921,198           638,980
        Principal Freedom 2 Variable Annuity                                         21,236                18
        The Principal Variable Annuity                                            2,311,247         2,277,517
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,146,568         1,321,689

4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     LargeCap Stock Index Division:
        Premier Variable                                                       $    387,096      $    340,640
        Principal Freedom Variable Annuity                                        3,739,860         3,806,138
        Principal Freedom 2 Variable Annuity                                         87,250                67
        The Principal Variable Annuity                                           20,532,364        26,115,808
        The Principal Variable Annuity With Purchase Payment Credit Rider         4,386,303         7,433,810
        Principal Investment Plus Variable Annuity                                6,949,882         1,829,859
        Principal Investment Plus Variable Annuity With Purchase Rider            3,173,425           499,832

     LargeCap Value Division:
        The Principal Variable Annuity                                           14,166,969        12,304,846
        The Principal Variable Annuity With Purchase Payment Credit Rider         5,993,718         4,527,962
        Principal Investment Plus Variable Annuity                               32,523,320         6,233,034
        Principal Investment Plus Variable Annuity With Purchase Rider           13,587,723         3,347,034

     MidCap Division:
        Personal Variable                                                           329,151           114,789
        Premier Variable                                                          3,180,799         5,161,102
        Principal Freedom Variable Annuity                                        2,065,123         1,722,967
        Principal Freedom 2 Variable Annuity                                         11,908                 5
        The Principal Variable Annuity                                           47,296,113        52,934,084
        The Principal Variable Annuity With Purchase Payment Credit Rider        14,906,010         8,071,475
        Principal Investment Plus Variable Annuity                               23,324,468         4,414,541
        Principal Investment Plus Variable Annuity With Purchase Rider            9,336,279         1,851,357


                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     MidCap Growth Division:
        Premier Variable                                                   $    198,287       $    283,578
        Principal Freedom Variable Annuity                                          608,044           687,379
        Principal Freedom 2 Variable Annuity                                         10,618                 9
        The Principal Variable Annuity                                            6,444,216         8,561,126
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,026,383         2,821,709
        Principal Investment Plus Variable Annuity                                1,586,909           183,401
        Principal Investment Plus Variable Annuity With Purchase Rider            1,068,703           156,103

     MidCap Value Division:
        Premier Variable                                                            134,438           451,653
        Principal Freedom Variable Annuity                                        3,524,068         2,277,588
        Principal Freedom 2 Variable Annuity                                         21,461                20
        The Principal Variable Annuity                                           15,128,244        14,551,756
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,349,436         4,114,660
        Principal Investment Plus Variable Annuity                               16,461,141         3,477,232
        Principal Investment Plus Variable Annuity With Purchase Rider            6,347,314         1,417,489

     Money Market Division:
        Pension Builder Plus                                                          8,132            23,725
        Pension Builder Plus - Rollover IRA                                             338               395
        Personal Variable                                                         1,016,462         1,057,094
        Premier Variable                                                          4,493,358         5,553,581
        Principal Freedom Variable Annuity                                       11,325,966        10,826,325
        Principal Freedom 2 Variable Annuity                                              -                 1
        The Principal Variable Annuity                                           80,081,975        71,647,603
        The Principal Variable Annuity With Purchase Payment Credit Rider        22,134,228        22,969,391
        Principal Investment Plus Variable Annuity                               15,642,119        12,794,496
        Principal Investment Plus Variable Annuity With Purchase Rider           13,168,115        10,654,156


     Neuberger Berman AMT Fasciano S Class Division:
        Principal Investment Plus Variable Annuity                          $    865,378          $    75,405
        Principal Investment Plus Variable Annuity With Purchase Rider              604,450            43,060

     Neuberger Berman AMT High Income Bond S Class Division:
        Principal Investment Plus Variable Annuity                                1,095,525           113,174
        Principal Investment Plus Variable Annuity With Purchase Rider              283,257            85,309

     Neuberger Berman AMT Partners I Class Division:
        Principal Investment Plus Variable Annuity                                2,824,848           179,784
        Principal Investment Plus Variable Annuity With Purchase Rider            1,262,112            67,457

     Neuberger Berman AMT Socially Responsive I Class Division:
        Principal Investment Plus Variable Annuity                                1,524,684           405,976
        Principal Investment Plus Variable Annuity With Purchase Rider              456,482            46,921

     Principal LifeTime Strategic Income Division:
        Principal Investment Plus Variable Annuity                                6,359,281         1,816,916
        Principal Investment Plus Variable Annuity With Purchase Rider            1,930,158           353,583

     Principal LifeTime 2010 Division:
        Principal Freedom 2 Variable Annuity                                        510,584               227
        Principal Investment Plus Variable Annuity                               14,367,646         6,357,953
        Principal Investment Plus Variable Annuity With Purchase Rider            3,667,807         1,204,295

     Principal LifeTime 2020 Division:
        Principal Freedom 2 Variable Annuity                                  $     109,050  $             49
        Principal Investment Plus Variable Annuity                               52,350,394         8,130,342
        Principal Investment Plus Variable Annuity With Purchase Rider           19,411,077         2,702,889

     Principal LifeTime 2030 Division:
        Principal Freedom 2 Variable Annuity                               34,166                       10
        Principal Investment Plus Variable Annuity                                7,187,234         1,371,508
        Principal Investment Plus Variable Annuity With Purchase Rider            1,993,950           267,150

     Principal LifeTime 2040 Division:
        Principal Freedom 2 Variable Annuity                                         99,728                21
        Principal Investment Plus Variable Annuity                                2,473,943           196,340
        Principal Investment Plus Variable Annuity With Purchase Rider              999,444           100,500

     Principal LifeTime 2050 Division:
        Principal Investment Plus Variable Annuity                                1,904,960           123,306
        Principal Investment Plus Variable Annuity With Purchase Rider              809,421           140,589

     Real Estate Securities Division:
        Premier Variable                                                            534,075           642,746
        Principal Freedom 2 Variable Annuity                                         10,878                 5
        The Principal Variable Annuity                                           26,396,502        28,300,308
        The Principal Variable Annuity With Purchase Payment Credit Rider        12,398,242        10,350,757
        Principal Investment Plus Variable Annuity                                7,708,749         1,012,396
        Principal Investment Plus Variable Annuity With Purchase Rider            2,904,670           309,092

     Short-Term Bond Division:
        Principal Freedom Variable Annuity                                     $  1,289,313      $  1,158,580
        The Principal Variable Annuity                                           10,290,346        10,278,005
        The Principal Variable Annuity With Purchase Payment Credit Rider         4,534,631         6,686,402
        Principal Investment Plus Variable Annuity                               37,035,910        10,742,313
        Principal Investment Plus Variable Annuity With Purchase Rider           14,108,271         4,551,105

     SmallCap Division:
        Premier Variable                                                             39,489           135,975
        Principal Freedom Variable Annuity                                        1,849,501         1,859,373
        The Principal Variable Annuity                                            8,092,213        10,870,804
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,192,035         3,086,564

     SmallCap Growth Division:
        Premier Variable                                                            187,766           291,381
        Principal Freedom Variable Annuity                                          490,910           509,047
        Principal Freedom 2 Variable Annuity                                         10,618                 9
        The Principal Variable Annuity                                            5,549,930         9,763,220
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,423,980         1,787,197
        Principal Investment Plus Variable Annuity                                2,131,737           274,412
        Principal Investment Plus Variable Annuity With Purchase Rider              926,955           117,066


     SmallCap Value Division:
        Premier Variable                                                      $     239,066     $     460,115
        Principal Freedom 2 Variable Annuity                                         19,483                10
        The Principal Variable Annuity                                           17,355,308        15,520,048
        The Principal Variable Annuity With Purchase Payment Credit Rider         5,041,278         4,305,359
        Principal Investment Plus Variable Annuity                               18,598,663         3,611,445
        Principal Investment Plus Variable Annuity With Purchase Rider            7,286,752         1,656,549

     T. Rowe Price Blue Chip Growth II Division:
        Principal Investment Plus Variable Annuity                                  295,362           114,801
        Principal Investment Plus Variable Annuity With Purchase Rider              124,037             3,943

     T. Rowe Price Health Science II Division:
        Principal Investment Plus Variable Annuity                                1,331,858           334,301
        Principal Investment Plus Variable Annuity With Purchase Rider              576,704            66,557

     Templeton Growth Securities Class 2 Division:
        Principal Freedom Variable Annuity                                        923,013            568,193

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                                2006                          2005
                                                    ----------------------------- -----------------------------
                                                    ----------------------------- -----------------------------
                        Division                      Purchased      Redeemed       Purchased      Redeemed
     ---------------------------------------------------------------------------- -----------------------------

     AIM V.I. Basic Value Series I Division:
        Principal Investment Plus Variable Annuity         44,769           299           6,367         1,480
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              24,831           261           8,343            22

     AIM V.I. Capital Appreciation Series I
        Division:
        The Principal Variable Annuity                  1,604,644       265,541               -             -
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   262,395        22,791               -             -

     AIM V.I. Core Equity Series I Division:
        The Principal Variable Annuity                  2,712,521     1,023,089         182,189       700,618
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   817,295       198,050          83,559       112,903

     AIM V.I. Dynamics Series I Division:
        The Principal Variable Annuity                     74,055        67,373          39,509        64,943
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    48,257        40,852          30,947        28,819

     AIM V.I. Global Health Care Series I Division:
        The Principal Variable Annuity                     75,291       142,787         125,963       216,628
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   107,748       127,105          72,679        89,609

     AIM V.I. Small Cap Equity Series I Division:
        Principal Investment Plus Variable Annuity         20,580         1,631           6,198            85
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              23,057           169           6,992             -

     AIM V.I. Small Cap Growth Series I Division:
          The Principal Variable Annuity                   87,827        89,198          67,178        88,661
          The Principal Variable Annuity With
            Purchase Payment Credit Rider                  25,600        24,750          33,757        23,741

     AIM V.I. Technology Series I Division:
        The Principal Variable Annuity                    126,710       204,622         127,135       249,894
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   140,942       171,507         169,450       143,422

     Alliance Bernstein VP Series Small Cap Growth
        Class A Division:
        Principal Investment Plus Variable Annuity         39,842         4,441          28,175        10,498
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              16,806         1,340           3,855             -

     American Century VP Income & Growth Class I
        Division:
        Principal Freedom Variable Annuity                127,862       116,010         167,505       117,550
        The Principal Variable Annuity                    178,512       311,947         307,300       372,721
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    77,006       155,708         134,835        88,797

     American Century VP Inflation Protection Class
        II Division:
        Principal Investment Plus Variable Annuity      2,686,844       524,266       1,331,568       104,648
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,045,307       228,269         606,856        46,474

     American Century VP Ultra Class I Division:
        The Principal Variable Annuity                     69,732       132,150         141,195       155,232
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    66,394        78,502          65,745        68,046

     American Century VP Ultra Class II Division:
        Principal Investment Plus Variable Annuity      2,246,146       443,055       1,004,732        93,547
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             918,663       258,638         495,430        27,567

     American Century VP Value Class II Division:
        The Principal Variable Annuity                    428,487       370,493         776,851       340,667
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   263,013       192,426         404,667       106,369

     American Century VP Vista Class I Division:
        Principal Investment Plus Variable Annuity         33,596        12,000          27,608        10,521
        Principal Investment Plus Variable Annuity
          With Purchase Rider                               5,161           104           8,075             5

     Asset Allocation Division:
        Premier Variable                                    1,881       108,196          25,009        28,316
        The Principal Variable Annuity                    171,970       660,319         311,479       780,567
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    76,710       149,270         127,820        81,637
        Principal Investment Plus Variable Annuity        133,369        34,993          73,834         1,800
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             100,038        25,974          27,948         2,606

     Balanced Division:
        Personal Variable                                  46,700        45,001         113,041       805,381
        Premier Variable                                  496,201     1,182,858         584,600     2,936,302
        The Principal Variable Annuity                    254,827       923,924         308,236       956,929
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   107,091       144,954         164,084        96,787

     Bond Division:
        Personal Variable                                  15,435        40,495          70,149       484,266
        Premier Variable                                  640,111     1,069,740         805,392     2,707,154
        Principal Freedom Variable Annuity                244,757       223,326         330,448       205,777
        Principal Freedom 2 Variable Annuity                5,148             -               -             -
        The Principal Variable Annuity                  1,207,660     2,046,575       1,716,617     1,944,452
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   612,636       623,084         826,795       513,875
        Principal Investment Plus Variable Annuity      2,235,096       413,274       1,086,923        87,119
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             891,238       208,587         504,530        30,050

     Capital Value Division:
        Bankers Flexible Annuity                                -         3,981               -        18,260
        Pension Builder Plus                                  213        32,603           6,059        70,218
        Pension Builder Plus - Rollover IRA                   928        16,173           1,203         9,977
        Personal Variable                                  41,544        49,884          75,619       731,236
        Premier Variable                                  897,758     1,582,528         695,815     3,461,397
        Principal Freedom Variable Annuity                219,757       139,854         229,404       144,972
        Principal Freedom 2 Variable Annuity                2,009             -               -             -
        The Principal Variable Annuity                    364,750     1,226,653         491,072     1,308,505
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    96,276       117,686         141,435       128,558
        Principal Investment Plus Variable Annuity        150,650        25,014          85,022         1,209
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             105,406         7,247          32,906         1,47

     Diversified International Division:
        Personal Variable                                  38,560        10,259         126,349       720,719
        Premier Variable                                1,105,938     1,558,734         861,323     2,176,234
        Principal Freedom Variable Annuity                296,918       185,717         306,312       166,825
        Principal Freedom 2 Variable Annuity                6,064             -               -             -
        The Principal Variable Annuity                  1,111,032     1,633,791       1,355,902     1,527,468
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   411,113       411,679         543,778       330,883
        Principal Investment Plus Variable Annuity        509,038        81,499         195,587        11,156
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             199,920        24,281          68,768         4,972

     Dreyfus IP Founders Discovery Initial Shares
        Division:
        The Principal Variable Annuity                    290,476       208,216         351,335       143,259
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   155,970       112,157         183,487        65,615

     Dreyfus IP Technology Service Shares Division:
        Principal Investment Plus Variable Annuity         19,250         4,042          11,135         1,049
        Principal Investment Plus Variable Annuity
          With Purchase Rider                               8,759           181           3,396             -

     Equity Growth Division:

        Premier Variable                                    5,464        68,565   40,897        135,796

        The Principal Variable Annuity                    331,249     1,282,286   421,473            1,386,045
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   110,597       120,087   155,503       112,385

        Principal Investment Plus Variable Annuity         92,806         4,109   41,826        1,574
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              50,573         3,446   19,669        1,759

     Equity Income Division:
        Premier Variable                                  168,754       105,755          20,287        23,560
        The Principal Variable Annuity                    784,428       834,723         895,163       596,865
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   256,089       269,337         441,810       185,311
        Principal Investment Plus Variable Annuity      4,022,636       998,950       2,150,107       195,697
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,539,780       489,467         977,858        70,111

     Equity Value Division:
        Principal Investment Plus Variable Annuity        141,283        39,471          92,205           119
        Principal Investment Plus Variable Annuity
          with Purchase Rider                              79,244        20,350          46,570         5,429

     Fidelity VIP Equity - Income Service Class 2
        Division:
        The Principal Variable Annuity                    576,400       509,443         854,692       448,302
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   264,731       213,285         427,935       186,446
        Principal Investment Plus Variable Annuity        274,638        21,680          96,818         2,495
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              91,297         2,652          57,001         1,349

     Fidelity VIP Growth Service Class Division:
        The Principal Variable Annuity                    266,086       918,686         376,691       967,849
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    98,068       186,747         115,127       112,377

     Fidelity VIP Growth Service Class 2 Division:
        Principal Investment Plus Variable Annuity        152,457         6,576          59,039           530
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             111,949         8,131          57,368         1,051

     Fidelity VIP Overseas Service Class 2 Division:
        Principal Investment Plus Variable Annuity      1,159,278       237,005         641,857        60,859
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             528,540       135,631         323,473        22,845

     Fidelity VIP II Contrafund Service Class
        Division:
        The Principal Variable Annuity                  1,193,196     1,262,384       1,703,115     1,086,838
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   478,837       316,366         428,550       232,052

     Fidelity VIP II Contrafund Service Class 2
        Division:
        Principal Investment Plus Variable Annuity        983,733       169,877         440,469        13,893
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             332,880        54,103         112,985        11,791

     Fidelity VIP III Mid Cap Service Class 2
        Division:
        Principal Investment Plus Variable Annuity        181,985        20,016          36,744           831
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              52,988         3,366          35,863           571

     Goldman Sachs VIT Mid Cap Value Fund Service
        Class I Division:
        Principal Investment Plus Variable Annuity        427,680        39,535         165,089         2,858
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             222,252        10,250          92,978         1,945

     Goldman Sachs Structured Small Cap Equity Fund
        Service Class I Division:
        Principal Investment Plus Variable Annuity        138,890        13,282          63,166            90
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              84,314         6,124          32,490         1,071

     Government & High Quality Bond Division:
        Pension Builder Plus                                    -         7,737             304        21,855
        Pension Builder Plus - Rollover IRA                   616           851               -           848
        Personal Variable                                  13,491        39,705          56,258       578,611
        Premier Variable                                  288,847       819,544         569,148     2,818,166
        Principal Freedom Variable Annuity                169,424       169,553         280,194       116,851
        Principal Freedom 2 Variable Annuity                  340             -               -             -
        The Principal Variable Annuity                  1,093,278     2,607,301       1,622,431     2,939,390
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   527,955       811,803         834,862     1,014,630
        Principal Investment Plus Variable Annuity        838,711       184,970         400,753        19,230
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             285,805        69,865         140,788         7,615

     Growth Division:
        Personal Variable                                  78,668       101,479         194,981     1,279,611
        Premier Variable                                  953,374     2,027,299       1,102,032     5,423,394
        The Principal Variable Annuity                    249,369     1,061,354         282,634     1,294,541
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    81,796        66,332          52,287        51,551
        Principal Investment Plus Variable Annuity        112,878        10,313          23,468           573
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              68,360         2,968          11,366            65

     International Emerging Markets Division:
        Premier Variable                                   94,190       127,362         159,195       168,123
        The Principal Variable Annuity                    871,720       670,407         961,914       418,371
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   316,827       258,099         332,500       140,399
        Principal Investment Plus Variable Annuity        280,531        42,977         133,420         2,735
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             171,662        22,165          68,081         3,591

     International SmallCap Division:
        Premier Variable                                   75,126       188,136         125,149        89,670
        The Principal Variable Annuity                    483,213       878,871         807,865       802,049
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   154,009       191,687         236,474       146,635
        Principal Investment Plus Variable Annuity        258,596        42,524         169,187        23,137
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             120,204        17,513          73,645         6,049

     Janus Aspen Mid Cap Growth Service Shares
        Division:
        The Principal Variable Annuity                    247,057       378,635         184,396       295,219
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   208,548       227,784          99,327       157,240

     LargeCap Blend Division:
        The Principal Variable Annuity                    955,434       954,033       1,665,882       788,653
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   472,367       352,813         747,005       282,375
        Principal Investment Plus Variable Annuity      2,995,386       542,102       1,595,224       147,625
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,247,524       269,414         702,911        38,930

     LargeCap Growth Equity Division:
        Premier Variable                                   14,019       139,639          55,702        23,063
        Principal Freedom Variable Annuity                 78,448        53,055          68,176        33,441
        Principal Freedom 2 Variable Annuity                2,148             -               -             -
        The Principal Variable Annuity                    425,913       393,275         259,692       307,444
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   211,288       228,225         161,977       163,498

     LargeCap Stock Index Division:
        Premier Variable                                  336,080       305,759         335,254       324,881
        Principal Freedom Variable Annuity                348,082       365,693         530,429       448,641
        Principal Freedom 2 Variable Annuity                8,018             -               -             -
        The Principal Variable Annuity                  1,996,937     2,590,763       2,809,794     3,061,779
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   426,603       737,455         830,251       788,447
        Principal Investment Plus Variable Annuity        720,597       179,811         446,472        96,111
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             329,036        49,116         183,143        17,004

     LargeCap Value Division:
        The Principal Variable Annuity                    923,652       861,982       1,485,373       825,237
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   390,776       317,194         514,417       214,074
        Principal Investment Plus Variable Annuity      2,444,235       462,888       1,217,470        85,956
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,021,162       248,563         571,563        31,834

     MidCap Division:
        Personal Variable                                  31,499        28,030          85,399       655,393
        Premier Variable                                  515,768     1,355,836         596,852     2,769,980
        Principal Freedom Variable Annuity                 67,392        89,862         142,979        86,085
        Principal Freedom 2 Variable Annuity                1,073             -               -             -
        The Principal Variable Annuity                    476,213     1,399,632         896,681     1,443,913
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   150,085       213,418         321,974       222,156
        Principal Investment Plus Variable Annuity        616,321       120,085         350,636        31,618
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             246,700        50,361         156,911         9,761

     MidCap Growth Division:
        Premier Variable                                  157,010       224,413         104,943        91,265
        Principal Freedom Variable Annuity                 41,828        51,644          36,431        23,914
        Principal Freedom 2 Variable Annuity                1,038             -               -             -
        The Principal Variable Annuity                    462,986       675,344         434,182       593,647
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   217,431       222,590         168,023       166,202
        Principal Investment Plus Variable Annuity        132,342        13,964          68,890         2,052
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              89,126        11,886          20,345         2,289

     MidCap Value Division:
        Premier Variable                                   45,913       268,218         207,570       188,247
        Principal Freedom Variable Annuity                105,991        93,429         158,020        76,248
        Principal Freedom 2 Variable Annuity                1,995             -               -             -
        The Principal Variable Annuity                    599,528       877,430       1,164,219       766,731
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   251,626       248,102         418,594       186,157
        Principal Investment Plus Variable Annuity        992,839       214,712         559,975        62,027
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             382,833        87,527         241,962        13,030

     Money Market Division:
        Pension Builder Plus                                    -         9,633             384         4,082
        Pension Builder Plus - Rollover IRA                     -           134               -            19
        Personal Variable                                 659,980       696,725         718,770     1,356,563
        Premier Variable                                2,738,336     3,549,757       4,073,127     5,471,646
        Principal Freedom Variable Annuity                953,660       929,446       1,437,054     1,473,792
        The Principal Variable Annuity                  5,774,948     5,280,670       6,730,051     7,295,228
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                 1,596,165     1,692,921       2,808,233     2,981,840
        Principal Investment Plus Variable Annuity      1,159,710       955,115         480,620       314,384
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             976,287       795,338         583,556       394,570

     Neuberger Berman AMT Fasciano S Class Division:
        Principal Investment Plus Variable Annuity         73,912         5,588          35,579           231
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              51,626         3,191          22,510           182

     Neuberger Berman AMT High Income Bond
        S Class Division:
        Principal Investment Plus Variable Annuity         98,304        10,158          46,152         7,273
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              25,417         7,657          59,567         9,914

     Neuberger Berman AMT Partners I Class Division:
        Principal Investment Plus Variable Annuity        179,544        10,806          40,729           749
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              80,218         4,055          25,255           317

     Neuberger Berman AMT Socially Responsive
        I Class Division:
        Principal Investment Plus Variable Annuity        120,677        31,429          55,633         1,249
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              36,130         3,632          10,187           732

     Principal LifeTime Strategic Income Division:
        Principal Investment Plus Variable Annuity        557,460       152,573         454,594         8,701
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             169,199        29,692          44,924           409

     Principal LifeTime 2010 Division:
        Principal Freedom 2 Variable Annuity               47,224             -               -             -
        Principal Investment Plus Variable Annuity      1,233,411       532,289         914,472        10,236
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             314,868       100,824         225,132         2,894

     Principal LifeTime 2020 Division:
        Principal Freedom 2 Variable Annuity                9,906             -               -             -
        Principal Investment Plus Variable Annuity      4,288,239       642,607       1,715,786        58,337
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,590,042       213,631         607,160         5,262

     Principal LifeTime 2030 Division:
        Principal Freedom 2 Variable Annuity                3,106             -               -             -
        Principal Investment Plus Variable Annuity        590,464       103,406         196,380         6,783
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             163,812        20,142          90,209             2

     Principal LifeTime 2040 Division:
        Principal Freedom 2 Variable Annuity                9,037             -               -             -
        Principal Investment Plus Variable Annuity        198,440        13,605          93,214             -
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              80,168         6,964          34,291         4,372

     Principal LifeTime 2050 Division:
        Principal Investment Plus Variable Annuity        149,677         8,991          27,009             -
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              63,599        10,252          38,750             -

     Real Estate Securities Division:
        Premier Variable                                  181,814       247,683         186,305       226,555
        Principal Freedom 2 Variable Annuity                  872             -               -             -
        The Principal Variable Annuity                    638,236       860,171         927,650     1,094,905
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   299,775       314,605         421,996       327,487
        Principal Investment Plus Variable Annuity        234,136        28,988          97,233        16,215
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              88,223         8,850          58,730         3,587

     Short-Term Bond Division:
        Principal Freedom Variable Annuity                113,337       109,009         190,054       105,730
        The Principal Variable Annuity                    929,646       981,173       1,366,139     1,238,003
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   409,665       638,307         652,853       654,555
        Principal Investment Plus Variable Annuity      3,627,110     1,027,928       1,825,846       154,830
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,381,692       435,493         922,574       117,412

     SmallCap Division:
        Premier Variable                                   24,204       107,948         133,080        88,492
        Principal Freedom Variable Annuity                 88,140       113,423         159,787        71,808
        The Principal Variable Annuity                    397,569       811,665         588,849       790,056
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   156,824       230,457         318,081       205,747

     SmallCap Growth Division:
        Premier Variable                                  228,895       359,449          81,215        53,534
        Principal Freedom Variable Annuity                 51,907        52,509          23,002        34,958
        Principal Freedom 2 Variable Annuity                1,075             -               -             -
        The Principal Variable Annuity                    527,387       881,582         549,852       868,199
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   135,315       161,377         127,292       125,921
        Principal Investment Plus Variable Annuity        203,913        24,149          66,134         1,506
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              88,669        10,302          38,073         5,669

     SmallCap Value Division:
        Premier Variable                                  104,875       245,405          90,199       111,651
        Principal Freedom 2 Variable Annuity                1,803             -               -             -
        The Principal Variable Annuity                    420,233       608,245         677,136       662,733
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   122,067       168,731         236,261       153,960
        Principal Investment Plus Variable Annuity        733,984       146,089         388,912        26,597
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             287,567        67,010         162,198         9,710

     T. Rowe Price Blue Chip Growth II Division:
        Principal Investment Plus Variable Annuity         25,266         8,655          37,322         3,390
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              10,611           297          24,161         2,272

     TT. Rowe Price Health Science II Division:
        Principal Investment Plus Variable Annuity        103,613        24,937          36,469         1,976
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              44,865         4,965           9,438           573

     Templeton Growth Securities Class 2 Division:
        Principal Freedom Variable Annuity                 46,421        32,395          41,729        23,338

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2006, 2005, 2004, 2003, and 2002 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2002 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                                                                          Total Return (3)
                                     Unit Fair Value                          Expense     Corresponding to
                                     Corresponding to   Net     Investment    Ratio (2)       Lowest to
                              Units  Lowest to Highest Assets    Income      Lowest to     Highest Expense
            Division         (000's)   Expense Ratio  (000's)     Ratio (1)   Highest           Ratio
     -------------------------------------------------------------------------------------------------------

     AIM V.I. Basic Value
        Series I Division:
          2006                  82   $13.12 to $12.93   $ 1,073     0.64%  1.25% to 1.85% 11.80% to 11.13%
          2005 (6)              13    11.73 to 11.64        154     0.19    1.25 to 1.85    4.36 to 3.84

     AIM V.I. Capital
        Appreciation
        Series I Division:
          2006 (7)           1,579     9.88 to 9.84      15,582     0.07    1.25 to 1.85  (1.12) to (1.52)

     AIM V.I. Core Equity
        Series I Division:
          2006               6,064     10.28 to 9.91     61,828     0.61    1.25 to 1.85   15.26 to 14.57
          2005               3,755     8.92 to 8.65      33,287     1.45    1.25 to 1.85    3.96 to 3.35
          2004               4,303     8.58 to 8.37      36,736     0.95    1.25 to 1.85    7.65 to 7.03
          2003               4,760     7.97 to 7.82      37,821     1.03    1.25 to 1.85   22.88 to 22.14
                                                                                             (16.63) to
          2002               5,123     6.49 to 6.41      33,171     0.31    1.25 to 1.85       (17.13)

     AIM V.I. Dynamics
        Series I Division:
          2006                 303     10.26 to 9.92      3,068       -     1.25 to 1.85   14.68 to 13.99
          2005                 289     8.95 to 8.70       2,558       -     1.25 to 1.85    9.41 to 8.61
          2004                 313     8.18 to 8.01       2,536       -     1.25 to 1.85   11.90 to 11.25
          2003                 281     7.31 to 7.20       2,039       -     1.25 to 1.85   36.11 to 35.30
                                                                                             (32.75) to
          2002                  67     5.37 to 5.32         357       -     1.25 to 1.85       (33.15)

     AIM V.I. Global
        Health Care Series
        I Division:
          2006               1,279   $10.98 to $10.61   $13,857           -%  1.25% to 1.85%  3.93% to 3.31%
          2005               1,366    10.56 to 10.27     14,276          -     1.25 to 1.85    6.77 to 6.20
          2004               1,474     9.89 to 9.67      14,456          -     1.25 to 1.85    6.23 to 5.57
          2003               1,324     9.31 to 9.16      12,246          -     1.25 to 1.85   26.20 to 25.44
                                                                                                (25.14) to
          2002                 867     7.38 to 7.30       6,374        0.21    1.25 to 1.85       (25.59)

     AIM V.I. Small Cap
        Equity Series I
        Division:
          2006                  55    14.21 to 14.01        775          -     1.25 to 1.85   15.98 to 15.29
          2005 (6)              13    12.25 to 12.15        160          -     1.25 to 1.85    6.71 to 6.11

     AIM V.I. Small Cap
        Growth Series I
        Division:
          2006                 449     9.97 to 9.64       4,431          -     1.25 to 1.85   12.71 to 12.04
          2005                 450     8.84 to 8.60       3,943          -     1.25 to 1.85    3.88 to 3.24
          2004                 461     8.51 to 8.33       3,903          -     1.25 to 1.85   12.42 to 11.81
          2003                 331     7.57 to 7.45       2,497          -     1.25 to 1.85   31.78 to 30.99
                                                                                                (31.97) to
          2002                 214     5.74 to 5.69       1,224          -     1.25 to 1.85       (32.38)

     AIM V.I. Technology
        Series I Division:
          2006               1,028     6.06 to 5.86       6,148          -     1.25 to 1.85    9.11 to 8.46
          2005               1,137     5.55 to 5.40       6,245          -     1.25 to 1.85    0.91 to 0.37
          2004               1,233     5.50 to 5.38       6,738          -     1.25 to 1.85    3.19 to 2.67
          2003               1,053     5.33 to 5.24       5,578          -     1.25 to 1.85   43.49 to 42.63
                                                                                                (47.51) to
          2002                 367     3.71 to 3.68       1,357          -     1.25 to 1.85       (47.82)

     Alliance Bernstein
        VP Series Small
        Cap Growth Class
        A Division:
          2006                  72    13.78 to 13.59        994          -     1.25 to 1.85    9.31 to 8.66
          2005 (6)              22    12.61 to 12.50        271          -     1.25 to 1.85    3.96 to 3.31

     American Century VP
        Income & Growth
        Class I Division:
          2006               3,173   $12.38 to $11.76   $38,341        1.80%  0.85% to 1.85% 16.10% to 14.95%
          2005               3,373    10.66 to 10.23     35,269        1.94    0.85 to 1.85    3.70 to 2.71
          2004               3,343     10.28 to 9.96     33,859        1.29    0.85 to 1.85   12.10 to 10.91
          2003               2,731     8.98 to 9.12      24,814        1.11    0.85 to 1.85   26.98 to 27.75
                                                                                                (20.05) to
          2002               1,905     7.15 to 7.07      13,565        0.72    0.85 to 1.85       (20.85)

     American Century VP
        Inflation
        Protection Class
        II Division:
          2006               4,767    10.25 to 10.11     48,661        3.17    1.25 to 1.85   0.33 to (0.27)
          2005 (6)           1,787    10.22 to 10.13     18,214        4.75    1.25 to 1.85   0.29 to (0.39)

     American Century VP
        Ultra Class I
        Division:
          2006               1,057     9.04 to 8.74       9,446          -     1.25 to 1.85  (4.47) to (5.04)
          2005               1,132     9.47 to 9.21      10,612          -     1.25 to 1.85    0.96 to 0.33
          2004               1,148     9.38 to 9.18      10,692          -     1.25 to 1.85    9.20 to 8.64
          2003                 931     8.59 to 8.45       7,952          -     1.25 to 1.85   23.35 to 22.61
                                                                                                (23.67) to
          2002                 698     6.96 to 6.89       4,849        0.24    1.25 to 1.85       (24.13)

     American Century VP
        Ultra Class II
        Division:
          2006               3,842    10.78 to 10.63     41,243          -     1.25 to 1.85  (4.59) to (5.16)
          2005 (6)           1,379    11.30 to 11.20     15,536          -     1.25 to 1.85    0.71 to 0.09

     American Century VP
        Value Class II
        Division:
          2006               3,494    14.61 to 14.21     50,565        1.17    1.25 to 1.85   17.00 to 16.30
          2005               3,366    12.49 to 12.22     41,722        0.65    1.25 to 1.85    3.57 to 2.95
          2004               2,631    12.06 to 11.87     31,569        0.60    1.25 to 1.85   12.71 to 12.09
          2003               1,123    10.70 to 10.59     11,981        0.47    1.25 to 1.85   27.21 to 26.45
                                                                                                (14.96) to
          2002 (4)             282     8.41 to 8.38       2,364          -     1.25 to 1.85       (15.28)

     American Century VP
        Vista Class I
        Division:
          2006                  52   $13.44 to $13.25      $694           -%  1.25% to 1.85%  7.66% to 7.01%
          2005 (6)              25    12.48 to 12.38        313          -     1.25 to 1.85    6.76 to 6.08

     Asset Allocation
        Division:
          2006               3,514     1.34 to 23.27     84,221        0.77    0.42 to 1.85   12.29 to 10.71
          2005               4,008     1.19 to 21.02     84,245        1.65    0.42 to 1.85    5.31 to 3.85
          2004               4,337     1.13 to 20.24     87,504        3.26    0.42 to 1.85    7.62 to 6.47
          2003               4,408     1.05 to 19.01     84,285        1.93    0.42 to 1.85   21.08 to 19.38
                                                                                                (12.78) to
          2002               4,620     0.86 to 15.92     74,399          -     0.42 to 1.85       (14.54)

     Balanced Division:
          2006               6,432     2.17 to 19.84     92,320        2.49    0.42 to 1.85    10.73 to 9.40
          2005               7,824     2.01 to 18.13     98,501        2.59    0.42 to 1.85    6.35 to 4.80
          2004              11,449     1.84 to 17.30    109,503        2.12    0.42 to 1.85    8.88 to 8.06
          2003              13,310     1.72 to 16.01    109,671        2.96    0.42 to 1.85   18.33 to 16.65
                                                                                                (13.55) to
          2002              14,617     1.46 to 13.73     98,582        3.17    0.42 to 1.85       (14.78)

     Bond Division:
          2006              18,814     2.11 to 18.24    319,793        3.87    0.42 to 1.85    4.21 to 2.73
          2005              17,587     2.02 to 17.75    280,484        4.32    0.42 to 1.85    2.02 to 0.62
          2004              18,219     1.92 to 17.64    252,489        4.56    0.42 to 1.85    1.59 to 3.04
          2003              18,246     1.89 to 17.12    234,069        4.19    0.42 to 1.85    4.15 to 2.67
          2002              17,899     1.82 to 16.67    210,777        4.09    0.42 to 1.85    8.80 to 7.26

     Capital Value
        Division:
          2006              11,695     3.65 to 28.33    213,650        1.57    0.42 to 1.85   19.45 to 17.76
          2005              13,018     3.05 to 24.06    198,490        0.01    0.42 to 1.85    6.27 to 4.88
          2004              17,135     2.87 to 22.94    214,377        1.43    0.42 to 1.85   11.67 to 10.29
          2003              18,722     2.57 to 20.80    205,389        1.44    0.42 to 1.85   24.97 to 23.20
                                                                                                (14.02) to
          2002              21,252     2.05 to 16.88    175,700        0.78    0.42 to 1.85       (15.25)

     Diversified
        International
        Division:
          2006              13,309     2.99 to 26.09    290,731        1.18    0.42 to 1.85   27.43 to 25.63
          2005              13,536     2.35 to 20.77    228,177        1.03    0.42 to 1.85   23.04 to 21.53
          2004              15,016     1.91 to 17.09    184,002        0.94    0.42 to 1.85   20.89 to 18.76
          2003              14,422     1.47 to 14.39    137,068        1.04    0.42 to 1.85   31.78 to 29.91
                                                                                                (16.42) to
          2002              14,934     1.20 to 11.07    100,045        0.49    0.42 to 1.85       (17.61)

     Dreyfus IP Founders
        Discovery Initial
        Shares Division:
          2006               2,033    $8.76 to $8.46    $17,584           -%  1.25% to 1.85%  4.51% to 3.89%
          2005               1,907     8.38 to 8.15      15,815          -     1.25 to 1.85  (1.30) to (1.93)
          2004               1,581     8.49 to 8.31      13,319          -     1.25 to 1.85    8.43 to 7.92
          2003                 848     7.83 to 7.70       6,592          -     1.25 to 1.85   34.49 to 33.69
                                                                                                (34.06) to
          2002                 235     5.82 to 5.76       1,361          -     1.25 to 1.85       (34.46)

     Dreyfus IP Technology
        Service Shares
        Division:
          2006                  37    12.18 to 12.00        452          -     1.25 to 1.85    2.75 to 2.13
          2005 (6)              13    11.85 to 11.75        159          -     1.25 to 1.85    2.16 to 1.56

     Equity Growth
        Division:
          2006               6,016     1.06 to 28.96    179,750          -     0.42 to 1.85    5.71 to 4.27
          2005               6,904     1.00 to 27.78    195,218          -     0.42 to 1.85    7.53 to 5.59
          2004               7,862     0.93 to 26.31    207,318        0.53    0.42 to 1.85    8.14 to 7.34
          2003               8,445     0.86 to 24.51    208,587        0.41    0.42 to 1.85   25.42 to 23.64
                                                                                                (28.02) to
          2002               8,938     0.68 to 19.82    178,521        0.27    0.42 to 1.85       (29.04)

     Equity Income
        Division:
          2006              11,269     1.21 to 13.59    155,519        1.85    0.42 to 1.85   20.79 to 19.08
          2005               7,195     1.00 to 11.41     83,133        0.08    0.42 to 1.85    7.53 to 6.64
          2004               3,782     0.93 to 10.70     40,432        4.10    1.25 to 1.85   17.72 to 15.44
          2003               2,907     0.79 to 9.27      27,203        4.44    0.42 to 1.85   13.36 to 11.74
          2002               2,743     0.70 to 8.29      22,961        4.42    0.42 to 1.85  (3.82) to (14.21)

     Equity Value Division:
          2006                 294    13.42 to 13.24      3,927        1.70    1.25 to 1.85   18.08 to 17.37
          2005 (6)             133    11.37 to 11.28      1,511        2.48    1.25 to 1.85    2.52 to 1.90

     Fidelity VIP
        Equity-Income
        Service Class 2
        Division:
          2006               5,585    13.95 to 13.57     77,174        2.96    1.25 to 1.85   18.44 to 17.74
          2005               5,125    11.78 to 11.53     59,908        1.31    1.25 to 1.85    4.25 to 3.69
          2004               4,327    11.30 to 11.12     48,616        1.05    1.25 to 1.85    9.92 to 9.23
          2003               2,353    10.28 to 10.18     24,125        0.70    1.25 to 1.85   28.41 to 27.65
                                                                                                (19.14) to
          2002 (4)             517     8.01 to 7.98       4,138          -     1.25 to 1.85       (19.44)


     Fidelity VIP Growth
        Service Class
        Division:
          2006               3,889    $8.76 to $8.45    $33,789        0.30%  1.25% to 1.85%  5.41% to 4.78%
          2005               4,630     8.31 to 8.06      38,238        0.40    1.25 to 1.85    4.40 to 3.73
          2004               5,219     7.96 to 7.77      41,373        0.16    1.25 to 1.85    1.92 to 1.30
          2003               5,302     7.81 to 7.67      41,286        0.19    1.25 to 1.85   31.13 to 30.35
                                                                                                (31.07) to
          2002 (4)           5,325     5.96 to 5.88      31,670        0.15    1.25 to 1.85       (31.48)

     Fidelity VIP Growth
        Service Class 2
        Division:
          2006                 364    12.05 to 11.88      4,365        0.09    1.25 to 1.85    5.25 to 4.62
          2005 (6)             115    11.45 to 11.35      1,309          -     1.25 to 1.85    4.19 to 3.56

     Fidelity VIP Overseas
        Service Class 2
        Division:
          2006               2,197    16.00 to 15.78     35,000        0.42    1.25 to 1.85   16.31 to 15.62
          2005 (6)             882    13.76 to 13.65     12,096          -     1.25 to 1.85   17.31 to 16.67

     Fidelity VIP II
        Contrafund Service
        Class Division:
          2006               8,076    14.79 to 14.26    118,478        1.10    1.25 to 1.85    10.21 to 9.55
          2005               7,983    13.42 to 13.02    106,462        0.19    1.25 to 1.85   15.39 to 14.71
          2004               7,170    11.63 to 11.35     82,971        0.23    1.25 to 1.85   13.91 to 13.27
          2003               6,094    10.21 to 10.02     62,014        0.33    1.25 to l.85   26.76 to 26.00
                                                                                                (10.55) to
          2002               5,347     8.05 to 7.95      42,986        0.68    1.25 to 1.85       (11.09)

     Fidelity VIP II
        Contrafund Service
        Class 2 Division:
          2006               1,620    14.41 to 14.21     23,281        1.10    1.25 to 1.85    10.05 to 9.39
          2005 (6)             528    13.10 to 12.99      6,902          -     1.25 to 1.85   15.22 to 14.45

     Fidelity VIP III Mid
        Cap Service Class
        2 Division:
          2006                 283   $15.60 to$ 15.38    $4,393        0.09%  1.25% to 1.85% 11.01% to 10.35%
          2005 (6)              71    14.05 to 13.94        997          -     1.25 to 1.85   16.50 to 15.88

     Goldman Sachs VIT Mid
        Cap Value Fund
        Service Class I
        Division:
          2006                 853    14.86 to 14.65     12,621        1.43    1.25 to 1.85   14.72 to 14.04
          2005 (6)             253    12.96 to 12.85      3,272        1.31    1.25 to 1.85   11.44 to 10.78

     Goldman Sachs
        Structured Small
        Cap Equity Service
        Class I Division:
          2006                 298    13.48 to 13.29      4,001        0.94    1.25 to 1.85   10.88 to 10.22
          2005 (6)              94    12.16 to 12.06      1,146        0.60    1.25 to 1.85    4.74 to 4.15

     Government & High
        Quality Bond
        Division:
          2006              16,900     2.18 to 17.75    276,598        4.15    0.42 to 1.85    3.79 to 2.32
          2005              18,392     2.10 to 17.35    286,799        4.41    0.42 to 1.85    1.45 to 0.17
          2004              22,005     2.07 to 17.32    306,512        4.73    0.42 to 1.85    3.50 to 1.64
          2003              25,536     2.00 to 17.04    341,730        3.41    0.42 to 1.85   1.41 to (0.03)
          2002              26,265     1.97 to 17.05    318,208        3.45    0.42 to 1.85    8.34 to 6.80

     Growth Division:
          2006               8,539     1.95 to 17.80     96,085        0.27    0.42 to 1.85    9.46 to 7.91
          2005              10,265     1.79 to 16.49    101,200        0.73    0.42 to 1.85   11.88 to 10.01
          2004              16,647     1.60 to 14.99    114,994        0.33    0.42 to 1.85    8.84 to 7.38
          2003              19,553     1.47 to 13.96    123,359        0.23    0.42 to 1.85   25.93 to 24.15
                                                                                                (29.37) to
          2002              22,176     1.17 to 11.24    111,599        0.02    0.42 to 1.85       (30.37)

     International
        Emerging Markets
        Division:
          2006               3,632    $3.17 to $28.59    $104,347          -%  0.42% to 1.85%  37.74% to 35.79%
          2005               3,018     2.30 to 21.05       62,694       1.34    0.42 to 1.85    33.72 to 31.81
          2004               2,096     1.72 to 15.97       32,241       0.79    0.42 to 1.85    24.46 to 22.56
          2003               1,274     1.38 to 13.03       16,414       1.11    0.42 to 1.85    56.56 to 54.32
          2002                 768     8.55 to 8.44         6,532       0.14    0.42 to 1.85   (8.78) to (9.32)

     International
        SmallCap Division:
          2006               4,226     2.48 to 29.72      127,551       0.52    0.42 to 1.85    29.83 to 28.00
          2005               4,454     1.91 to 23.22      102,214       0.53    0.42 to 1.85    28.19 to 26.75
          2004               4,109     1.49 to 18.32       74,478       0.76    0.42 to 1.85    29.57 to 27.84
          2003               3,557     1.15 to 14.33       51,540       1.36    0.42 to 1.85    53.55 to 51.33
          2002               3,225     0.88 to 9.47        30,873       0.27    0.42 to 1.85  (2.56) to (17.74)

     Janus Aspen Mid Cap
        Growth Service
        Shares Division:
          2006               2,530     7.74 to 7.47        19,323         -     1.25 to 1.85    11.90 to 11.23
          2005               2,681     6.92 to 6.71        18,346         -     1.25 to 1.85    10.54 to 10.00
          2004               2,849     6.26 to 6.10        17,665         -     1.25 to 1.85    19.01 to 18.22
          2003               2,855     5.26 to 5.16        14,913         -     1.25 to 1.85    33.09 to 32.30
          2002               2,550     3.95 to 3.90        10,028         -     1.25 to 1.85  (29.01) to (29.44)

     LargeCap Blend
        Division:
          2006              14,897    13.01 to 12.65      192,106       0.62    1.25 to 1.85    14.38 to 13.70
          2005              11,345    11.37 to 11.13      128,134       0.01    1.25 to 1.85     3.36 to 2.87
          2004               7,891    11.00 to 10.82       86,333       1.18    1.25 to 1.85     9.02 to 8.31
          2003               4,990     10.09 to 9.99       50,195       0.98    1.25 to 1.85    22.22 to 21.49
          2002 (4)           1,412     8.25 to 8.22        11,648       0.87    1.25 to 1.85  (16.46) to (16.76)

     LargeCap Growth
        Equity Division:
          2006               3,188     0.78 to 5.48        19,397         -     0.42 to 1.85     2.30 to 0.85
          2005               3,271     0.76 to 5.44        18,820       0.15    0.42 to 1.85     2.70 to 1.87
          2004               3,253     0.74 to 5.34        18,253       0.28    0.42 to 1.85     2.78 to 1.14
          2003               2,824     0.72 to 5.28        15,478         -     0.42 to 1.85    22.63 to 20.89
          2002                 855     4.42 to 4.36         3,761         -     1.25 to 1.85  (34.10) to (34.50)

     LargeCap Stock Index
        Division:
          2006              15,070    $1.22 to$ 10.19    $152,650       1.33%  0.42% to 1.85%  15.09% to 13.46%
          2005              15,133     1.06 to 8.98       134,689       0.03    0.42 to 1.85     3.92 to 2.51
          2004              14,735     1.02 to 8.76       127,190       1.60    0.42 to 1.85     9.68 to 8.42
          2003              11,654     0.93 to 8.08        93,977       1.41    0.42 to 1.85    27.78 to 25.97
          2002               8,549     0.73 to 6.42        55,031       1.21    0.42 to 1.85  (22.77) to (23.86)

     LargeCap Value
        Division:
          2006              11,912    14.70 to 14.30      173,683       0.94    1.25 to 1.85    20.04 to 19.33
          2005               9,023    12.24 to 11.98      109,779       0.01    1.25 to 1.85     4.08 to 3.45
          2004               6,391    11.76 to 11.58       74,817       1.59    1.25 to 1.85    11.68 to 11.03
          2003               4,011    10.53 to 10.43       42,122       1.63    1.25 to 1.85    26.46 to 25.71
          2002 (4)           1,317     8.33 to 8.29        10,958       1.89    1.25 to 1.85  (15.99) to (16.30)

     MidCap Division:
          2006              11,881     4.17 to 37.04      367,161       1.03    0.42 to 1.85    13.75 to 12.14
          2005              13,033     3.66 to 33.03      339,324       0.09    0.42 to 1.85     8.61 to 7.21
          2004              15,701     3.37 to 30.81      322,650       1.18    0.42 to 1.85    17.42 to 15.57
          2003              16,473     2.87 to 26.66      277,286       1.06    0.42 to 1.85    32.25 to 30.38
          2002              17,766     2.17 to 20.44      209,892       0.96    0.42 to 1.85  (9.13) to (10.42)

     MidCap Growth
        Division:
          2006               4,666     1.31 to 12.06       57,787         -     0.42 to 1.85     9.20 to 7.64
          2005               4,764     1.20 to 11.21       53,923         -     0.42 to 1.85    13.21 to 11.65
          2004               4,811     1.06 to 10.04       48,681         -     0.42 to 1.85    11.58 to 9.73
          2003               4,535     0.95 to 9.15        41,402         -     0.42 to 1.85    39.99 to 38.00
          2002               2,226     0.68 to 6.63        14,937         -     0.42 to 1.85  (39.86) to (27.62)

     MidCap Value Division:
          2006               6,981     1.83 to 16.42      119,378       0.24    0.42 to 1.85    12.80 to 11.20
          2005               6,389     1.62 to 14.76       94,905         -     0.42 to 1.85    10.20 to 8.53
          2004               4,931     1.47 to 13.60       66,587       0.10    0.42 to 1.85    22.50 to 20.35
          2003               3,343     1.20 to 11.30       37,406       0.08    0.42 to 1.85    35.92 to 33.99
          2002               1,878     0.89 to 8.43        16,144       0.73    0.42 to 1.85  (10.34) to (11.61)

     Money Market Division:
          2006               9,838     1.60 to 13.28       94,506       4.53    0.42 to 1.85     4.32 to 2.71
          2005               9,888     1.54 to 12.93       82,162       2.64    0.42 to 1.85     2.67 to 0.70
          2004              12,349     1.50 to 2.13        89,606       0.88    0.42 to 2.16     - to (0.93)
          2003              15,091     1.50 to 12.96      107,056       0.78    0.42 to 1.85    0.31 to (1.11)
          2002              20,955     1.49 to 13.11      157,262       1.40    0.42 to 1.85    0.99 to (0.45)

     Neuberger Berman AMT
        Fasciano
        S Class Division:
                                                                           -%      1.25% to
          2006                 174   $11.58 to $11.42    $2,008                1.85%              3.95% to 3.33%
          2005 (6)              58    11.14 to 11.05        640           -      1.25 to 1.85      1.64 to 1.01

     Neuberger Berman AMT
        High Income Bond S
        Class Division:
          2006                 194    10.66 to 10.52      2,064         8.30     1.25 to 1.85      6.13 to 5.50
          2005 (6)              89     10.05 to 9.97        886        10.56     1.25 to 1.85      - to (0.70)

     Neuberger Berman AMT
        Partners I Class
        Division:
          2006                 310    15.15 to 14.94      4,672         0.96     1.25 to 1.85     10.85 to 10.19
          2005 (6)              65    13.67 to 13.55        884         1.51     1.25 to 1.85     16.64 to 15.81

     Neuberger Berman AMT
        Socially
        Responsive I Class
        Division:
          2006                 186    13.62 to 13.43      2,519         0.14     1.25 to 1.85     12.29 to 11.62
          2005 (6)              64    12.13 to 12.03        773           -      1.25 to 1.85      5.57 to 4.88

     Principal LifeTime
        Strategic Income
        Division:
          2006               1,035    12.10 to 11.93     12,491         0.13     1.25 to 1.85      8.89 to 8.24
          2005 (6)             490    11.11 to 11.02      5,446           -      1.25 to 1.85      3.64 to 2.99

     Principal LifeTime
        2010 Division:
          2006               2,089    10.85 to 12.43     26,166         0.04     0.95 to 1.85     8.55 to 10.24
          2005 (6)           1,126    11.36 to 11.27     12,780           -      1.25 to 1.85      4.32 to 3.78


     Principal LifeTime
        2020 Division:
          2006               7,291   $11.04 to $13.03   $95,945         -%    0.95% to 1.85% 10.43% to 13.06%
          2005 (6)           2,259    11.62 to 11.52     26,189          -     1.25 to 1.85    5.44 to 4.82

     Principal LifeTime
        2030 Division:
          2006                 914    11.01 to 12.99     11,982        0.01    0.95 to 1.85   10.17 to 12.73
          2005 (6)             280    11.61 to 11.52      3,241          -     1.25 to 1.85    5.45 to 4.82

     Principal LifeTime
        2040 Division:
          2006                 390    11.01 to 13.22      5,191        0.02    0.95 to 1.85   10.22 to 13.03
          2005 (6)             123    11.79 to 11.70      1,449          -     1.25 to 1.85    5.93 to 5.31

     Principal LifeTime
        2050 Division:
          2006                 260    13.48 to 13.29      3,485        0.01    1.25 to 1.85   14.06 to 13.38
          2005 (6)              66    11.82 to 11.73        774          -     1.25 to 1.85    6.20 to 5.68

     Real Estate
        Securities
        Division:
          2006               5,236     3.18 to 35.07    181,645        1.59    0.42 to 1.85   36.04 to 34.11
          2005               5,253     2.34 to 26.15    133,793        0.02    0.42 to 1.85   15.27 to 13.75
          2004               5,230     2.03 to 22.99    115,811        2.28    0.42 to 1.85   34.44 to 32.05
          2003               4,200     1.51 to 17.41     71,203        3.69    0.42 to 1.85   38.33 to 36.37
          2002               2,762     1.09 to 12.77     34,861        4.15    0.42 to 1.85    7.27 to 5.75

     Short-Term Bond
        Division:
          2006              11,441    10.48 to 10.11    117,594        2.22    0.85 to 1.85    3.56 to 2.53
          2005               8,171     10.12 to 9.86     81,529        1.51    0.85 to 1.85   0.90 to (0.10)
          2004               5,485     10.03 to 9.87     54,515          -     0.85 to 1.85   0.50 to (0.50)
          2003 (5)           2,055     9.98 to 9.92      20,446        2.63    0.85 to 1.85  (0.25) to (0.86)

     SmallCap Division:
          2006               5,338     1.31 to 12.92     71,752        0.16    0.42 to 1.85   12.23 to 10.64
          2005               5,934     1.17 to 11.68     70,854        0.02    0.42 to 1.85    6.36 to 5.13
          2004               5,891     1.10 to 11.11     66,830          -     0.42 to 1.85   19.57 to 17.57
          2003               5,224     0.92 to 9.45      50,283        0.10    0.42 to 1.85   36.29 to 34.32
                                                                                                (27.63) to
          2002               3,608     0.68 to 7.03      25,858        0.09    0.42 to 1.85       (28.66)

     SmallCap Growth
        Division:
          2006               4,608    $0.80 to $10.37   $48,773           -%  0.42% to 1.85%  8.52% to 6.98%
          2005               4,861     0.73 to 9.69      46,695          -     0.42 to 1.85    5.80 to 4.64
          2004               5,065     0.69 to 9.26      46,544          -     0.42 to 1.85    11.29 to 9.20
          2003               4,956     0.62 to 8.48      41,566          -     0.42 to 1.85   45.04 to 42.98
                                                                                                (44.13) to
          2002               4,236     0.43 to 5.93      25,168          -     0.42 to 1.85       (46.85)

     SmallCap Value
        Division:
          2006               4,998     2.01 to 25.05    126,060        0.29    0.42 to 1.85   18.15 to 16.47
          2005               4,563     1.70 to 21.51     95,378        0.04    0.42 to 1.85    5.59 to 4.27
          2004               3,973     1.61 to 20.63     78,298        0.17    0.42 to 1.85   22.90 to 20.86
          2003               3,375     1.31 to 17.07     56,509        0.44    0.42 to 1.85   49.98 to 47.85
          2002               2,672     0.88 to 11.55     30,766        0.66    0.42 to 1.85  (9.25) to (10.54)

     T. Rowe Price Blue Chip Growth II Division:
          2006                  83    12.49 to 12.32      1,028        0.24    1.25 to 1.85    7.97 to 7.33
          2005 (6)              56    11.57 to 11.48        644        0.28    1.25 to 1.85    4.33 to 3.70

     T. Rowe Price Health Science II Division:
          2006                 162    13.62 to 13.43      2,197           -    1.25 to 1.85    7.09 to 6.45
          2005 (6)              43    12.72 to 12.62        551           -    1.25 to 1.85   11.78 to 11.09

     Templeton Growth
        Securities Class 2
        Division:
          2006                 160         18.97          3,029        1.28        0.85            20.78
          2005                 146         15.70          2,287        1.07        0.85            7.90
          2004                 127         14.55          1,852        1.11        0.85            15.11
          2003                  94         12.64          1,193        1.48        0.85            31.02
          2002                  85         9.65             824        2.44        0.85           (19.18)

     (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     (2) These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

     (4) Commencement of operations, May 18, 2002. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2002.

    (5) Commencement of operations, May 17, 2003. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2003.

     (6) Commencement of operations, January 4, 2005. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.

     (7) Commencement of operations, April 28, 2006. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.


There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                                                  2006 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     American Century VP Income & Growth Class I Division      12.69% to 16.10%
     Capital Value Division                                     13.20 to 19.45
     Diversified International Division                         19.66 to 27.43
     LargeCap Stock Index Division                              11.23 to 15.09
     LargeCap Growth Equity Division                             0.84 to 2.30
     MidCap Division                                            11.04 to 13.75
     MidCap Growth Division                                      3.08 to 9.20
     MidCap Value Division                                       8.72 to12.80
     Principal LifeTime 2010 Division                           8.55 to 10.91
     Principal LifeTime 2020 Division                           10.43 to 13.73
     Principal LifeTime 2030 Division                           10.17 to 13.40
     Principal LifeTime 2040 Division                           10.22 to 13.70
     Principal LifeTime 2050 Division                           10.41 to 14.06
     Real Estate Securities Division                            23.83 to 36.04
     SmallCap Division                                          5.04 to 12.23
     SmallCap Growth Division                                    0.12 to 8.52
     SmallCap Value Division                                    8.88 to 18.15






                                                                  2005 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     Balanced Division                                          4.80% to 6.52%
     Bond Division                                               0.62 to 2.60
     Capital Value Division                                      4.88 to 6.47
     Diversified International Division                         21.53 to 23.12
     Government & High Quality Bond Division                     0.17 to 1.49
     LargeCap Growth Equity Division                             1.87 to 2.74
     MidCap Division                                             7.21 to 8.84


                                                                  2004 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     Balanced Division                                          8.06% to 9.88%
     Bond Division                                               1.59 to 7.03
     Capital Value Division                                     10.29 to 12.12
     Money Market Division                                       (1.00) to -
     Small Cap Division                                         17.57 to 39.04


                                                                  2003 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     American Century VP Income & Growth Class I Division 26.98% to 28.26% Government Securities Division (0.69) to 1.41 LargeCap Growth Equity Division 17.63 to 22.63


                                                                 2002 Total
                                        Division                Return Range
     ---------------------------------------------------------------------------

     LargeCap Growth Equity Division                        (31.57)% to (30.46)%
     MidCap Growth Division                                  (39.86) to (26.89)

             Report of Independent Registered Public Accounting Firm


The Board of Directors and Stockholder
Principal Life Insurance Company

         We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2006 and 2005, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

         As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain fixed and variable contract features effective January 1, 2004, certain non-monetary exchanges of similar productive assets (primarily real estate) effective July 1, 2005, and its pension and other post-retirement benefits effective December 31, 2006.

                                           /s/Ernst & Young LLP

Des Moines, Iowa
March 5, 2007

                        Principal Life Insurance Company
                  Consolidated Statements of Financial Position


                                                        December 31,
                                                    2006            2005
                                                       (in millions)
Assets
Fixed maturities, available-for-sale                $42,168.8       $39,949.0
Fixed maturities, trading                               197.9           105.0
Equity securities, available-for-sale                   645.3           702.9
Equity securities, trading                              148.2            60.1
Mortgage loans                                       11,141.9        10,979.2
Real estate                                             854.8           888.4
Policy loans                                            850.7           827.7
Other investments                                       933.6           716.5
  Total investments                                  56,941.2        54,228.8
Cash and cash equivalents                             1,898.0         1,715.1
Accrued investment income                               715.2           668.7
Premiums due and other receivables                      839.4           564.4
Deferred policy acquisition costs                     2,265.9         2,069.9
Property and equipment                                  404.7           406.7
Goodwill                                                229.5           207.8
Other intangibles                                       197.1            94.8
Separate account assets                              69,451.7        58,670.8
Assets of discontinued operations                         --             103.2
Other assets                                          1,509.4         1,268.7
  Total assets                                     $134,452.1      $119,998.9
Liabilities
Contractholder funds                                $36,782.7       $33,598.6
Future policy benefits and claims                    15,004.2        14,650.3
Other policyholder funds                                613.6           654.1
Short-term debt                                         412.2           719.1
Long-term debt                                          298.6           313.5
Income taxes currently payable                            9.1             --
Deferred income taxes                                   758.1           875.5
Separate account liabilities                         69,451.7        58,670.8
Liabilities of discontinued operations                    --               4.5
Other liabilities                                     4,320.6         3,429.9
  Total liabilities                                 127,650.8       112,916.3
Stockholder's equity
Common stock, par value $1 per share -
5.0 million shares authorized, 2.5
million shares
  issued and outstanding (wholly owned indirectly
by Principal Financial Group, Inc.)                       2.5             2.5
Additional paid-in capital                            5,515.3         5,354.8
Retained earnings                                       670.9           870.4
Accumulated other comprehensive income                  612.6           854.9
  Total stockholder's equity                          6,801.3         7,082.6
  Total liabilities and stockholder's equity       $134,452.1      $119,998.9

==========================================================
See accompanying notes.







                        Principal Life Insurance Company
                      Consolidated Statements of Operations


                                                                                      For the year ended December 31,
                                                                                     2006             2005           2004
                                                                                               (in millions)
Revenues
Premiums and other considerations                                                  $4,066.2         $3,727.4         $3,468.9
Fees and other revenues                                                             1,634.3          1,486.6          1,279.7
Net investment income                                                               3,350.2          3,133.1          3,027.5
Net realized/unrealized capital gains (losses)                                         30.4            (17.5)          (109.7)
  Total revenues                                                                    9,081.1          8,329.6          7,666.4
Expenses
Benefits, claims, and settlement expenses                                           5,293.3          4,873.6          4,602.2
Dividends to policyholders                                                            290.7            293.0            296.7
Operating expenses                                                                  2,231.0          2,063.0          1,876.5
  Total expenses                                                                    7,815.0          7,229.6          6,775.4
Income from continuing operations before income taxes                               1,266.1          1,100.0            891.0
Income taxes                                                                          319.1            286.8            225.4
Income from continuing operations, net of related income taxes                        947.0            813.2            665.6
Income from discontinued operations, net of related income taxes                       30.6             18.9            104.6
Income before cumulative effect of accounting change                                  977.6            832.1            770.2
Cumulative effect of accounting change, net of related income taxes                     --                --               (2.4)
Net income                                                                           $977.6           $832.1           $767.8


See accompanying notes.

                        Principal Life Insurance Company
                 Consolidated Statements of Stockholder's Equity

                                                                                       Accumulated
                                                      Additional                          other             Total
                                        Common         paid-in         Retained       comprehensive     stockholder's
                                         stock         capital         earnings           income            equity
                                                                       (in millions)
Balances at January 1, 2004               $2.5        $5,052.1          $594.6         $1,216.8           $6,866.0
Return of capital to parent                --              (0.6)            --                --                 (0.6)

Capital transactions of equity                                                                         ----------------
  method investee, net of related
  income taxes                             --              20.4             --                --                 20.4
Stock-based compensation and
  additional related tax benefits          --              40.8             --                --                 40.8
Dividends to parent                        --               --          (1,124.1)             --             (1,124.1)
Comprehensive income:
  Net income                               --               --             767.8              --                767.8
  Net unrealized gains, net                --               --               --               89.4               89.4
  Foreign currency translation
    adjustment                             --               --               --               (0.6)              (0.6)
   Minimum pension liability, net
    of related income taxes                --               --               --               (2.8)              (2.8)
Comprehensive income                                                                                         853.8
Balances at December 31, 2004              2.5         5,112.7           238.3          1,302.8            6,656.3
Capital contributions                      --              34.0             --                --                 34.0
Capital transactions of equity
  method investee, net of related
  income taxes                             --              (0.1)            --                --                 (0.1)
Stock-based compensation and
  additional related tax benefits          --              44.4             --                --                 44.4
Tax benefits related to
  demutualization                          --             163.8             --                --                163.8
Dividends to parent                        --               --            (200.0)             --               (200.0)
Comprehensive income:
  Net income                               --               --             832.1              --                832.1
  Net unrealized losses, net               --               --               --             (442.4)            (442.4)
  Foreign currency translation
    adjustment                             --               --               --                0.7                0.7
  Minimum pension liability, net
    of related income taxes                --               --               --               (6.2)              (6.2)
Comprehensive income                                                                                         384.2
Balances at December 31, 2005             $2.5        $5,354.8          $870.4           $854.9           $7,082.6

==============================================================================

                        Principal Life Insurance Company
          Consolidated Statements of Stockholder's Equity (continued)

                                                                                       Accumulated
                                                      Additional                          other              Total
                                         Common         paid-in        Retained       comprehensive      stockholder's
                                         stock          capital        earnings           income            equity
                                                                        (in millions)
Balances at January 1, 2006               $2.5         $5,354.8         $870.4           $854.9           $7,082.6
Capital contributions                      --               93.8            --                --                 93.8
Capital transactions of equity
  method investee, net of related
  income taxes                             --                1.7            --                --                  1.7
Stock-based compensation and
  additional related tax benefits          --               65.0           (0.9)             --                 64.1
Dividends to parent                        --                --         (1,176.2)             --             (1,176.2)
Transition adjustment related to
  post-retirement benefit
  obligations, net of related
  income taxes                             --                --              --               23.3               23.3
Comprehensive income:
  Net income                               --                --            977.6              --                977.6
  Net unrealized losses, net               --                --              --             (269.9)            (269.9)
  Foreign currency translation
    adjustment                             --                --              --                1.6                1.6
  Minimum pension liability, net
    of related income taxes                --                --              --                2.7                2.7
Comprehensive income                                                                                         712.0
Balances at December 31, 2006             $2.5         $5,515.3         $670.9           $612.6           $6,801.3

============================================================================
See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                                     For the year ended December 31,
                                                                                  2006             2005            2004
                                                                                              (in millions)
Operating activities
Net income                                                                          $977.6           $832.1           $767.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations, net of related income taxes                   (30.6)           (18.9)          (104.6)
  Cumulative effect of accounting change, net of related income taxes                  --                --                2.4
  Amortization of deferred policy acquisition costs                                  236.8            238.8            207.7
  Additions to deferred policy acquisition costs                                    (445.8)          (440.6)          (457.8)
  Accrued investment income                                                          (46.5)             0.9            (27.0)
  Net cash flows from (for) trading securities                                       (93.0)           (29.4)             6.3
  Premiums due and other receivables                                                 (98.7)           (63.3)           (21.4)
  Contractholder and policyholder liabilities and dividends                        1,692.9          1,585.2          1,414.0
  Current and deferred income taxes                                                  125.0           (445.1)            34.3
  Net realized/unrealized capital (gains) losses                                     (30.4)            17.5            109.7
  Depreciation and amortization expense                                               83.3             83.4             93.2
  Mortgage loans held for sale, acquired or originated                              (382.6)        (2,177.5)        (1,045.7)
  Mortgage loans held for sale, sold or repaid, net of gain                          719.7          2,238.6            845.1
  Real estate acquired through operating activities                                  (82.3)           (44.6)           (45.8)
  Real estate sold through operating activities                                       91.4             41.9             84.7
  Stock-based compensation                                                            63.8             44.4             39.4
  Other                                                                             (266.8)           127.9           (517.8)
Net adjustments                                                                    1,536.2          1,159.2            616.7
Net cash provided by operating activities                                          2,513.8          1,991.3          1,384.5
Investing activities Available-for-sale securities:
  Purchases                                                                       (7,399.7)        (8,243.4)        (9,126.9)
  Sales                                                                            1,094.0          2,759.5          1,759.8
  Maturities                                                                       3,453.5          3,734.0          4,082.0
Mortgage loans acquired or originated                                             (2,501.0)        (2,293.8)        (2,612.3)
Mortgage loans sold or repaid                                                      2,002.0          2,563.2          2,380.8
Real estate acquired                                                                 (29.1)           (92.2)          (327.5)
Real estate sold                                                                     211.1            319.3            345.4
Net purchases of property and equipment                                              (39.5)           (37.6)           (42.3)
Net proceeds from sales of subsidiaries                                                --                --              674.6
Purchases of interest in subsidiaries, net of cash acquired                          (37.2)           (57.9)           (87.2)
Net change in other investments                                                       94.2             35.6            154.6
Net cash used in investing activities                                            $(3,151.7)       $(1,313.3)       $(2,799.0)

------------------------------------------------------------------------------

                        Principal Life Insurance Company
                Consolidated Statements of Cash Flows (continued)

                                                                               For the year ended December 31,
                                                                           2006              2005             2004
                                                                                        (in millions)
Financing activities
Proceeds from financing element derivatives                                  $132.1            $168.4           $110.6
Payments for financing element derivatives                                   (141.0)           (123.2)           (84.6)
Excess tax benefits from share-based payment arrangements                       8.4               --                --
Dividends to parent                                                        (1,176.2)           (200.0)        (1,124.1)
(Return of capital)/capital contribution (from)/to parent                      (5.8)             34.0             (0.6)
Issuance of long-term debt                                                      1.0              38.3             12.1
Principal repayments of long-term debt                                        (16.0)            (72.6)          (246.7)
Net proceeds (repayments) of short-term borrowings                           (306.9)             21.4            220.6
Investment contract deposits                                                8,925.7           7,250.0          7,312.4
Investment contract withdrawals                                            (6,859.4)         (6,504.5)        (5,294.9)
Net increase (decrease) in banking operation deposits                         258.9              41.9             (5.0)
Net cash provided by financing activities                                     820.8             653.7            899.8
Discontinued operations
Net cash provided by (used in) operating activities                            (1.1)            125.1           (628.0)
Net cash used in investing activities                                          (0.9)           (125.0)          (471.7)
Net cash provided by financing activities                                       --                 --              600.0
Net cash provided by (used in) discontinued operations                         (2.0)              0.1           (499.7)

Net increase (decrease) in cash and cash equivalents                          180.9           1,331.8         (1,014.4)

Cash and cash equivalents at beginning of year                              1,717.1             385.3          1,399.7
Cash and cash equivalents at end of year                                   $1,898.0          $1,717.1           $385.3
Cash and cash equivalents of discontinued operations included above
   At beginning of year                                                        $2.0              $1.9           $501.6
   At end of year                                                              $ --               $2.0             $1.9
Schedule of noncash transactions
Capital contribution related to the allocation of intangible assets           $99.9              $--               $--
Tax benefits related to demutualization                                        $ --             $163.8             $--

================================================================================
See accompanying notes.

                        Principal Life Insurance Company
                   Notes to Consolidated Financial Statements
                                December 31, 2006


1.  Nature of Operations and Significant Accounting Policies

Description of Business

         Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

         The accompanying consolidated financial statements, which include our majority-owned subsidiaries and consolidated variable interest entities ("VIEs"), have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% are accounted for under the equity or cost method depending upon the specific facts and circumstances of our ownership and involvement. All significant intercompany accounts and transactions have been eliminated. Information included in the notes to the financial statements excludes information applicable to less than majority-owned entities reported on the equity and cost methods, unless otherwise noted.

Closed Block

         We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company ("MIHC") formation. See Note 9, Closed Block, for further details.

Use of Estimates in the Preparation of Financial Statements

         The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

         The Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132R ("SFAS 158"), on September 29, 2006. SFAS 158 requires an entity to recognize in its statement of financial position an asset for a defined benefit postretirement plan's overfunded status or a liability for a plan's underfunded status. This statement eliminates the ability to choose a measurement date, by requiring that plan assets and benefit obligations be measured as of the annual balance sheet date. The requirement to recognize the funded status of a defined benefit postretirement plan and the disclosure requirements are effective for fiscal years ending after December 15, 2006, and did not have a material impact on our consolidated financial statements. The requirement to measure plan assets and benefit obligations as of the annual balance sheet date is effective for fiscal years ending after December 15, 2008. See Note 14, Employee and Agent Benefits, for further details.

         On September 15, 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). This standard, which provides guidance for using fair value to measure assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value in any new circumstances. SFAS 157 establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. We are still evaluating the impact this guidance will have on our consolidated financial statements.



                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         The staff of the United States Securities and Exchange Commission ("SEC") published Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"), on September 13, 2006. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. Under SAB 108, registrants are required to quantify the effects on the current year financial statements of correcting all misstatements, including both the carryover and reversing effects of uncorrected prior year misstatements. After considering all relevant quantitative and qualitative factors, if a misstatement is material, a registrant's prior year financial statements must be restated. SAB 108 offers special transition provisions only for circumstances where its application would have altered previous materiality conclusions. When applying the special transition provisions, instead of restating prior period financial statements, a registrant must record the effect as a cumulative-effect adjustment to beginning-of-year retained earnings. SAB 108 is effective for fiscal years ending after November 15, 2006. SAB 108 did not have a material impact on our consolidated financial statements.

         On July 13, 2006, the FASB issued FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48, which is an interpretation of SFAS No. 109, Accounting for Income Taxes, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. FIN 48 requires the affirmative evaluation that it is more likely than not, based on the technical merits of a tax position, that an enterprise is entitled to economic benefits resulting from positions taken in income tax returns. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. FIN 48 also requires companies to disclose additional quantitative and qualitative information in their financial statements about uncertain tax positions. FIN 48 is effective for fiscal years beginning after December 15, 2006, and the cumulative effect of applying this Interpretation shall be reported as an adjustment to the opening balance of retained earnings for that fiscal year. FIN 48 is not expected to have a material impact on our consolidated financial statements.

         On March 17, 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets ("SFAS 156"), which amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). This Statement (1) requires an entity to recognize a servicing asset or liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in specified situations,
(2) requires all separately recognized servicing assets and liabilities to be initially measured at fair value, (3) for subsequent measurement of each class of separately recognized servicing assets and liabilities, allows an entity to elect either the amortization or fair value measurement method, (4) permits a one-time reclassification of available-for-sale ("AFS") securities to trading securities by an entity with recognized servicing rights, without calling into question the treatment of other AFS securities, provided the AFS securities are identified in some manner as offsetting the entity's exposure to changes in fair value of servicing assets or liabilities that a servicer elects to subsequently measure at fair value, and (5) requires separate presentation of servicing assets and liabilities measured at fair value in the statement of financial position and also requires additional disclosures. The initial measurement requirements of this statement should be applied prospectively to all transactions entered into after the fiscal year beginning after September 15, 2006. The election related to the subsequent measurement of servicing assets and liabilities is also effective the first fiscal year beginning after September 15, 2006. SFAS 156 is not expected to have a material impact on our consolidated financial statements.

         On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140 ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS 140. SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. SFAS 155 is not expected to have a material impact on our consolidated financial statements.

         On September 19, 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs, unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts capitalized as appropriate. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. SOP 05-1 is not expected to have a material impact on our consolidated financial statements.

         On May 30, 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application requirement replaces the Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes ("APB 20"), requirement to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 is effective for accounting changes on or after January 1, 2006. SFAS 154 does not change the transition provisions of any existing accounting pronouncements.

         On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure - an Amendment of FASB Statement No. 123 and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the SEC approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, Principal Financial Group, Inc. adopted SFAS 123R effective January 1, 2006 using the modified-prospective method.

         The provisions of our stock awards allow approved retirees to retain all or a portion of their awards if they retire prior to the end of the required service period. SFAS 123R considers this to be a nonsubstantive service condition. Accordingly, it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Our approach was to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after our adoption of SFAS 123R on January 1, 2006, we recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.

         SFAS 123R requires that the benefits of tax deductions in excess of recognized compensation cost be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after the effective date.
                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Under the modified-prospective method, any excess income tax deduction realized for awards accounted for under SFAS 123R (regardless of the type of award or the jurisdiction in which the tax benefit is generated) is eligible to absorb write-offs of deferred income tax assets for any awards accounted for under SFAS 123R. SFAS 123R does not require separate pools of excess income tax benefits for separate types of awards, rather the excess income tax benefits of employee and nonemployee awards may be combined in a single pool of excess tax benefits. Our policy is to pool the employee and nonemployee awards together in this manner. Deferred income tax asset write-offs resulting from deficient deductions on employee awards may be offset against previous excess income tax benefits arising from nonemployee awards, and vice versa.

         This Statement did not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002 were fully vested at the time of adoption of SFAS 123R. The Black-Scholes formula is used to estimate the value of stock options granted to employees. The prospective method of transition as prescribed by SFAS 123 was applied when Principal Financial Group, Inc. elected to begin expensing stock-based compensation in 2002. The cumulative effect of the change in accounting principle as a result of adopting SFAS 123R is immaterial. Therefore, the pre-tax cumulative effect of the change in accounting principle is reflected in operating expenses.

         See Note 20, Stock-Based Compensation Plans, for further details.

         In December, 2004, SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provided the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 provided an exception that allowed certain exchanges of similar productive assets to be recorded at book value. SFAS 153 amends APB 29 to eliminate this exception and requires non-monetary exchanges that meet certain criteria to be accounted for at fair value. We adopted SFAS 153 and are applying its guidelines to nonmonetary exchanges occurring on or after July 1, 2005.

         On March 9, 2004, the SEC Staff issued SAB No.105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS 133, should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

         On July 7, 2003, the AcSEC issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

         SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment. In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets as of January 1, 2004.


                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash and Cash Equivalents

         Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

         We classify our fixed maturity and equity investments into one of two categories: available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See
Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder's equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to trading securities and available-for-sale securities in fair value hedging relationships are reflected in net income.

         The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

         Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale or trading and, accordingly, are carried at fair value. (See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO, and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

         Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

         Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $77.3 million and $412.1 million at December 31, 2006 and 2005, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

         Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

         We, along with other contributors, sell commercial mortgage loans to trusts that, in turn, securitize the assets. As these trusts are classified as qualifying special purpose entities ("QSPE") pursuant to the guidance of SFAS 140, we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated under the provisions of FIN No. 46 (Revised
2003), Consolidation of Variable Interest Entities ("FIN 46R"). There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We have analyzed the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust will need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the statement of financial position along with the offsetting liability. In addition, certain industry practices related to the qualifying status of QSPE's are being discussed by the FASB and could impact the accounting for existing and/or future transactions.

Derivatives

         Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, total return swaps, interest rate lock commitments, bond forwards, mortgage-backed forwards, commodity swaps and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

         Accounting and Financial Statement Presentation. We designate derivatives as either:

         (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency ("fair value" hedge);

         (b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency ("cash flow" hedge) ;

          (c) a derivative not designated as a hedging instrument.Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized/unrealized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

         Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impact net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

         Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as derivatives and are recorded at fair value.

         Hedge Documentation and Effectiveness Testing. We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

        We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. If we determine a derivative is no longer highly effective as a hedge, we prospectively discontinue hedge accounting.

         Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

         If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the statement of financial position at its fair value, with changes in fair value recognized currently in net realized/unrealized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the statement of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the statement of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.

         Embedded Derivatives. We purchase and issue financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the statement of financial position, with changes in fair value reported in net income.









                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Contractholder and Policyholder Liabilities

         Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

         Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

         We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

         Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

         Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

         Participating business represented approximately 20%, 24% and 28% of our life insurance in force and 61%, 63% and 67% of the number of life insurance policies in force at December 31, 2006, 2005 and 2004, respectively. Participating business represented approximately 71%, 76% and 77% of life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

         Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

         The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations,
Fees and Other Revenues and Benefits

         Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

         Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

         Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

         Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

         Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

         Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

         DPAC for universal life-type insurance contracts, participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. For investment contracts pertaining to individual and group annuities which have separate account investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

         DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Long-Term Debt

         Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long term debt are classified as long-term debt in our statement of financial position.









                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

         We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2006, 2005 and 2004, respectively, we had reinsured $21.7 billion, $21.2 billion and $20.1 billion of life insurance in force, representing 13%, 14%, and 15%, respectively, of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

         The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                                                            For the year ended
                                  December 31,
                                                                                      2006           2005            2004
                                                                                              (in millions)
  Premiums and other considerations:
    Direct                                                                          $4,229.3        $3,966.6       $3,693.1
    Assumed                                                                            117.3            56.6           67.0
    Ceded                                                                             (280.4)         (295.8)        (291.2)
  Net premiums and other considerations                                             $4,066.2        $3,727.4       $3,468.9
  Benefits, claims and settlement expenses:
    Direct                                                                          $5,472.2        $5,062.2       $4,740.9
    Assumed                                                                            141.8            77.0           83.2
    Ceded                                                                             (320.7)         (265.6)        (221.9)
  Net benefits, claims and settlement expenses                                      $5,293.3        $4,873.6       $4,602.2

Separate Accounts
===============================================================================
         The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services, that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
         At December 31, 2006 and 2005, the separate accounts include a separate account valued at $768.4 million and $726.6 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations. Income Taxes
         Our ultimate parent, Principal Financial Group, Inc., files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued) Goodwill and Other Intangibles
         Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, goodwill and indefinite-lived intangible assets are tested for impairment at one level below our operating segments on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
         Intangible assets with a finite useful life are amortized as related benefits emerge over a period of 5 to 15 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
Stock-Based Compensation

         Our ultimate parent, Principal Financial Group, Inc., has several stock-based compensation plans, which are described more fully in Note 20, Stock-Based Compensation Plans. The fair value method is applied to all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, the intrinsic value method is used.

         Awards under these plans vest over periods ranging from one year to three years. The cost related to stock-based compensation included in the determination of net income for 2004 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of our stock-based compensation plans. Had compensation expense for our stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                                                  For the year ended
                                  December 31,
                                                                                            2006            2005           2004
                                                                                                     (in millions)
Net income                                                                                  $977.6         $832.1          $767.8
Add: Stock-based compensation expense included in reported net income, net of
  related tax effects                                                                         37.2           29.8            26.7
Deduct: Total stock-based compensation expense determined under fair value based
  method for all awards, net of related tax effects                                           37.2           29.8            29.3
Pro forma net income                                                                        $977.6         $832.1          $765.2

================================================================================
Reclassifications

         Reclassifications have been made to the 2005 and 2004 consolidated financial statements to conform to the 2006 presentation.


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

2.  Related Party Transactions

         We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2006, 2005 and 2004, we received $118.2 million, $114.3 million and $94.8 million, respectively, of expense reimbursements from affiliated entities.

         We and our direct parent, Principal Financial Services, Inc., are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.1 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion , with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $201.1 million and $229.6 million at December 31, 2006 and 2005, respectively, and earned interest of $13.5 million, $12.3 million and $8.5 million during 2006, 2005 and 2004, respectively.

         Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Discontinued Operations

Real Estate Investments

         In 2005 and 2006, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment. Therefore, the income from discontinued operations has been removed from our results of continuing operations for all periods presented. The gains on disposal are reported as other after-tax adjustments in our Corporate and Other segment. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.

         The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Discontinued Operations (continued)

         Selected financial information for the discontinued operations is as follows:

                                            December 31,
                                 -----------------------------------
                                       2006              2005
                                 -----------------  ----------------
                                           (in millions)
Assets
Real estate                                $--                $99.3
All other assets                            --                  3.9
                                 -----------------  ----------------
                                 -----------------  ----------------
   Total assets                            $--               $103.2
                                 =================  ================
Liabilities
All other liabilities                      $--                 $4.5
                                 -----------------  ----------------
                                 -----------------  ----------------
   Total liabilities                       $--                 $4.5
                                 =================  ================





                                                          For the year ended December 31,
                                                     2006                2005               2004
                                                                   (in millions)
 Total revenues                                        $(0.5)              $2.8                 $2.5
 Income from discontinued operations:
   Income (loss) before income taxes                   $(0.5)              $2.8                 $2.5
   Income taxes (benefits)                              (0.2)               1.0                  0.9
   Gain on disposal of discontinued operations          47.5               34.3                  --
   Income taxes on disposal                             16.6               12.0                  --
 Net income                                            $30.6              $24.1                 $1.6

================================================================================
Principal Residential Mortgage, Inc.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately $620.0 million. Our Mortgage Banking segment, which included Principal Residential Mortgage, Inc., is accounted for as a discontinued operation, and therefore, the income from discontinued operations (excluding corporate overhead) has been removed from our results of continuing operations and segment operating earnings for all periods presented. The gain (loss) on disposal is reported as an other after-tax adjustment in our Mortgage Banking segment. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Corporate overhead allocated to our Mortgage Banking segment does not qualify for discontinued operations treatment and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

         The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for Principal Financial Group, Inc.'s stockholders as it enabled us to move forward from an improved capital position, with better financial flexibility and greater stability of earnings.











                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Discontinued Operations (continued)


         Selected financial information for the discontinued operations of our Mortgage Banking segment is as follows:

                                                                             For the year ended December 31,
                                                                    2006                2005                   2004
                                                                                      (in millions)
 Total revenues                                                         $--                $--                  $446.9
 Loss from continuing operations, net of related income
   taxes (represents corporate overhead)                                $--                $--                  $(10.3)
 Income (loss) from discontinued operations
   Income before income taxes (1)                                        --                 --                    22.4
   Income taxes (1)                                                      --                 --                     8.7
   Gain (loss) on disposal of discontinued operations                    --                (1.7)                134.7
   Income taxes on disposal                                              --                 3.5                  41.9
   Income (loss) from discontinued operations, net of
      related income taxes                                               --                (5.2)                106.5
 Net income (loss)                                                      $--               $(5.2)                $96.2

===============================================================================
                                       21

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.

         Our U.S. Asset Management and Accumulation segment held residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the year ended December 31, 2004 was $(5.6) million. Loss from discontinued operations net of related income taxes, for the year ended December 31, 2004 was $3.5 million.

4.  Goodwill and Other Intangible Assets

         The changes in the carrying amount of goodwill reported in our operating segments for 2005 and 2006 were as follows:

                                                     U.S. Asset
                                                     Management            Life and
                                                  and Accumulation     Health Insurance     Consolidated
                                                                       (in millions)
  Balances at January 1, 2005                            $91.8                 $69.5             $161.3
  Goodwill from acquisitions                              46.5                   --                 46.5
  Balances at December 31, 2005                          138.3                  69.5              207.8
  Goodwill from acquisitions                              21.7                   --                 21.7
  Balances at December 31, 2006                         $160.0                 $69.5             $229.5

==============================================================================
         Amortized intangible assets were as follows:

                                                                      December 31,
                                                      2006                                   2005
                                        Gross                       Net        Gross                        Net
                                          carrying     Accumulated carrying    carrying       Accumulated carrying
                                         amount         amortization amount     amount         amortization amount
                                                                     (in millions)
  Intangibles with finite useful                                                                                    .8
    lives                                    $116.9       $19.7          $97.2      $107.2        $12.4          $94

===============================================================================
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

4.  Goodwill and Other Intangible Assets (continued)

         The amortization expense for intangible assets with finite useful lives was $7.6 million, $6.1 million and $4.2 million for 2006, 2005 and 2004, respectively. At December 31, 2006, the estimated amortization expense for the next five years is as follows (in millions):

  Year ending December 31:
        2007                   $8.2
        2008                    8.3
        2009                    8.5
        2010                    8.5
        2011                    8.0

         In connection with our parent's December 31, 2006, acquisition of WM Advisors, Inc., we were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent's acquisition. Of the $99.9 million, $94.5 million related to investment management contracts that are not subject to amortization, $3.2 million related to goodwill and $2.2 million was related to other amortizable intangible assets that will be subject to a three-year amortization period.

5.  Variable Interest Entities

         We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE.

Consolidated Variable Interest Entities

         Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured limited recourse credit linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Our risk of loss for the seven referenced mezzanine tranches begins at 4.85% and ends at 10.85% of loss on each of the seven synthetic reference portfolios. Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed 4.85% of a synthetic reference portfolio.

         We have determined that this grantor trust is a variable interest entity and that we are the primary beneficiary of the trust due to our interest in the variable interest entity and management of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2006 and 2005, our consolidated statements of financial position include $130.3 million and $130.0 million, respectively, of available-for-sale fixed maturity securities, which represent the collateral held by the trust. As of December 31, 2006 and 2005, the credit default swap entered into by the trust has an outstanding notional amount of $130.0 million. During the year ended December 31, 2006 and 2005, the credit default swaps had a change in fair value that resulted in a $4.4 million pre-tax gain and a $0.4 million pre-tax loss, respectively. The creditors of the grantor trusts have no recourse to our assets.

         Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         We have determined that these grantor trusts are VIEs as our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2006 and 2005, our consolidated statements of financial position include $366.2 million and $364.1 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $156.8 million and $147.4 million as of December 31, 2006 and 2005, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to our assets.

         Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include seven private investment trusts, a financial services company and a hedge fund. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position as of December 31, 2006 or 2005, or results of operations and for the years ended December 31, 2006, 2005 and 2004. For the majority of these entities, the creditors have no recourse to our assets.

         The carrying amount and classification of consolidated VIE assets that are collateral the VIEs have designated for their own obligations and the debt of the VIEs are as follows:

                                                   December 31,
                                                2006           2005
                                                   (in millions)
  Fixed maturity securities, available-for-sale    $178.0          $88.3
  Fixed maturity securities, trading                 14.0            --
  Equity securities, available-for-sale               --             39.6
  Equity securities, trading                         59.5            --
  Real estate                                         --             12.4
  Cash and other assets                              83.2           71.6
    Total assets pledged as collateral             $334.7         $211.9

  Long-term debt                                   $206.4         $120.2

===============================================================================
         As of December 31, 2006 and 2005, $334.7 million and $211.9 million, respectively, of assets were pledged as collateral for the VIE entities' other obligations. Additionally, as of December 31, 2006 and 2005, these entities had long-term debt of $206.4 million and $120.2 million, respectively, of which $206.4 million and $106.8 million, respectively, was issued to our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

         We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

         On June 21, 2006, we invested $285.0 million in a secured limited recourse note issued by a segregated portfolio company. The note represents Class B notes. Class A notes are senior and Class C through Class F notes are subordinated to Class B notes. The entity entered into a credit default swap with a third party providing credit protection in exchange for a fee. Defaults in an underlying reference portfolio will only affect the note if cumulative losses of a synthetic reference portfolio exceed the loss attachment point on the portfolio. We have determined we are not the primary beneficiary, as we do not hold the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $285.3 million as of December 31, 2006.

                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. We determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $235.7 million and $224.5 million as of December 31, 2006 and 2005, respectively.

         On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. We determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $78.7 million and $77.0 million as of December 31, 2006 and 2005, respectively.

6.  Investments

Fixed Maturities and Equity Securities

         The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2006 and 2005, are summarized as follows:

                                                                                  Gross         Gross
                                                                               unrealized     unrealized
                                                                    Cost          gains         losses       Fair value
                                                                                     (in millions)
December 31, 2006 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $522.3           $0.8          $3.6         $519.5
  Non-U.S. governments                                                  384.9           36.1           0.4          420.6
  States and political subdivisions                                   1,557.7           45.4           4.9        1,598.2
  Corporate -- public                                                 19,223.3          661.0         137.3       19,747.0
  Corporate -- private                                                10,282.1          373.9          75.7       10,580.3
  Mortgage-backed and other asset-backed securities                   9,163.8          217.2          77.8        9,303.2
Total fixed maturities, available-for-sale                          $41,134.1       $1,334.4        $299.7      $42,168.8
Total equity securities, available-for-sale                            $638.0          $11.6          $4.3         $645.3
December 31, 2005 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $549.4           $1.7          $4.0         $547.1
  Non-U.S. governments                                                  416.2           47.2           0.3          463.1
  States and political subdivisions                                   1,222.6           45.7           3.8        1,264.5
  Corporate -- public                                                 18,763.0          887.0         104.6       19,545.4
  Corporate -- private                                                 9,463.7          484.3          52.3        9,895.7
  Mortgage-backed and other asset-backed securities                   8,043.5          267.7          78.0        8,233.2
Total fixed maturities, available-for-sale                          $38,458.4       $1,733.6        $243.0      $39,949.0
Total equity securities, available-for-sale                            $683.8          $24.4          $5.3         $702.9

===============================================================================
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         The cost and fair value of fixed maturities available-for-sale at December 31, 2006, by expected maturity, were as follows:

                                                  Cost        Fair value
                                                     (in millions)
Due in one year or less                            $2,210.2       $2,209.9
Due after one year through five years               9,193.2        9,364.8
Due after five years through ten years             11,137.5       11,309.7
Due after ten years                                 9,429.4        9,981.3
                                                   31,970.3       32,865.7
Mortgage-backed and other asset-backed securities   9,163.8        9,303.1
Total                                             $41,134.1      $42,168.8

===============================================================================
         The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

         Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants, which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

         Major categories of net investment income are summarized as follows:

                                          For the year ended December 31,
                                        2006            2005           2004
                                                   (in millions)
  Fixed maturities, available-for-sale   $2,463.8        $2,291.7       $2,183.6
  Fixed maturities, trading                  10.6             7.3            9.4
  Equity securities, available-for-sale      54.6            48.5           46.9
  Equity securities, trading                  0.4             --              --
  Mortgage loans                            708.1           723.7          731.5
  Real estate                                64.7            63.9           65.8
  Policy loans                               50.9            50.3           51.1
  Cash and cash equivalents                  60.1            42.6           20.6
  Derivatives                                38.6            14.2           16.9
  Other                                      51.9            43.7           25.3
  Total                                   3,503.7         3,285.9        3,151.1
  Less investment expenses                 (153.5)         (152.8)       (123.6)
  Net investment income                  $3,350.2        $3,133.1       $3,027.5

===============================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Realized/Unrealized Capital Gains and Losses

         The major components of net realized/unrealized capital gains (losses) on investments are summarized as follows:

                                                                               For the year ended December 31,
                                                                          2006             2005               2004
                                                                                        (in millions)
  Fixed maturities, available-for-sale:
    Gross gains                                                               $31.8          $107.5             $42.3
    Gross losses                                                              (62.9)          (85.1)            (83.4)
    Hedging (net)                                                             (14.6)          (45.8)             (0.7)
  Fixed maturities, trading                                                    (4.6)           (1.7)             (1.1)
  Equity securities, available-for-sale:
    Gross gains                                                                 1.4             6.8               7.7
    Gross losses                                                               (0.1)           (6.4)            (10.4)
  Equity securities, trading                                                   20.1             5.7               4.4
  Mortgage loans                                                                3.2             1.1             (12.1)
  Derivatives                                                                  (4.9)           14.6            (116.9)
  Other                                                                        61.0           (14.2)             60.5
  Net realized/unrealized capital gains (losses)                              $30.4          $(17.5)          $(109.7)

===============================================================================
         Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $1.3 billion, $2.4 billion and $1.7 billion in 2006, 2005 and 2004, respectively.

         We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $14.6 million, $28.6 million and $60.6 million in 2006, 2005 and 2004, respectively. As a result of the need to fund our parent's acquisition of WM Advisors, Inc. we also recognized $17.2 million of write-downs in 2006 that resulted from our determination that we no longer had the ability and intent to hold certain fixed maturity securities until they recovered in value. We also recognized gross realized losses as the result of credit triggered sales of $22.2 million, $30.8 million and $18.9 million in 2006, 2005 and 2004, respectively. In 2005, we also recognized an $11.0 million loss related to a large investment that was called from us.


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Gross Unrealized Losses for Fixed Maturities and Equity Securities

         For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2006 and 2005, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                                                        December 31, 2006
                                               Less than              Greater than or equal
                                             twelve months               to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
   Fixed maturities,
     available-for-sale:
     U.S. government and agencies             $32.0           $0.2         $315.9          $3.4         $347.9           $3.6
     Non-U.S. governments                      44.7            0.1           11.7           0.3           56.4            0.4
     States and political
       subdivisions                           278.1            0.7          347.0           4.2          625.1            4.9
     Corporate -- public                     2,529.7           27.7        4,591.0         109.6        7,120.7          137.3
     Corporate -- private                    1,635.2           11.4        2,375.8          64.3        4,011.0           75.7
     Mortgage-backed and other
       asset-backed securities              1,312.2            9.7        2,751.5          68.1        4,063.7           77.8
   Total fixed maturities,
     available-for-sale                    $5,831.9          $49.8      $10,392.9        $249.9      $16,224.8         $299.7
   Total equity securities,
     available-for-sale                        $1.4           $--           $134.0          $4.3         $135.4           $4.3

===============================================================================
         As of December 31, 2006, we held $16,224.8 million in available-for-sale fixed maturity securities with unrealized losses of $299.7 million. Our portfolio consists of fixed maturity securities where 98% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that have been in a loss position for less than twelve months, our portfolio holds 643 securities with a carrying value of $5,831.9 million and unrealized losses of $49.8 million reflecting an average price of 99. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $48.3 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that have been in a continuous loss position greater than or equal to twelve months, our portfolio holds 1,186 securities with a carrying value of $10,392.9 million and unrealized losses of $249.9 million. The average rating of this portfolio is A with an average price of 98 at December 31, 2006. Of the $249.9 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $173.9 million in unrealized losses with an average price of 98 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $68.1 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 98 and the average credit rating is AA+. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

                                                                        December 31, 2005
                                           Less than twelve           Greater than or equal
                                                months                   to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
  Fixed maturities,
    available-for-sale:
    U.S. government and agencies             $406.3           $3.5          $43.5          $0.5         $449.8           $4.0
    Non-U.S. governments                        7.9            0.1           11.7           0.2           19.6            0.3
    States and political
      subdivisions                            374.2            2.9           55.2           0.9          429.4            3.8
    Corporate -- public                      4,617.6           80.4          877.1          24.2        5,494.7          104.6
    Corporate -- private                     2,297.4           36.3          488.9          16.0        2,786.3           52.3
    Mortgage-backed and other
      asset-backed securities               2,847.4           53.8          795.0          24.2        3,642.4           78.0
  Total fixed maturities,
    available-for-sale                    $10,550.8         $177.0       $2,271.4         $66.0      $12,822.2         $243.0
  Total equity securities,
    available-for-sale                       $144.5           $2.6         $287.7          $2.7         $432.2           $5.3

===============================================================================
         Of these amounts, our portfolio represented $12,822.2 million in available-for-sale fixed maturity securities with unrealized losses of $243.0 million. Our portfolio consisted of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that had been in a loss position for less than twelve months, our portfolio held 1,199 securities with a carrying value of $10,550.8 million and unrealized losses of $177.0 million reflecting an average price of 98. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $167.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that had been in a continuous loss position greater than or equal to twelve months, our portfolio held 337 securities with a carrying value of $2,271.4 million and unrealized losses of $66.0 million. The average rating of this portfolio was A+ with an average price of 97 at December 31, 2005. Of the $66.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $40.2 million in unrealized losses with an average price of 97 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $24.2 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 97 and the average credit rating is AA+.

         We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Unrealized Gains and Losses on Available-for-Sale Securities

         The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholder's equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                                  December 31,
                                                                                              2006             2005
                                                                                                  (in millions)
Net unrealized gains on fixed maturities, available-for-sale(1)                               $1,036.3          $1,490.5
Net unrealized gains on equity securities, available-for-sale                                      7.2              19.2
Adjustments for assumed changes in amortization patterns                                        (128.1)           (136.2)
Net unrealized gains on derivative instruments                                                    39.9              39.6
Net unrealized losses on policyholder dividend obligation                                          --               (33.7)
Net unrealized losses on equity method subsidiaries and minority interest adjustments            (24.6)            (31.3)
Provision for deferred income taxes                                                             (327.1)           (474.6)
Net unrealized gains on available-for-sale securities                                           $603.6            $873.5

===============================================================================
                                       21

(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Commercial Mortgage Loans

         Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2006 and 2005, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                                   December 31,
                                                                       2006                            2005
                                                                Carrying         Percent        Carrying         Percent
                                                                 amount          of total        amount          of total
                                                                                 ($ in millions)
  Geographic distribution
  New England                                                    $397.6            3.9%          $353.0             3.6%
  Middle Atlantic                                               1,817.4           18.0          1,822.3            18.4
  East North Central                                              847.0            8.4            775.2             7.8
  West North Central                                              525.6            5.2            458.3             4.6
  South Atlantic                                                2,550.9           25.3          2,531.2            25.7
  East South Central                                              285.6            2.8            348.0             3.5
  West South Central                                              682.4            6.8            674.1             6.8
  Mountain                                                        845.5            8.4            823.7             8.3
  Pacific                                                       2,170.5           21.5          2,138.1            21.6
  Valuation allowance                                             (32.2)          (0.3)           (33.2)           (0.3)
  Total                                                       $10,090.3          100.0%        $9,890.7           100.0%
  Property type distribution
  Office                                                       $2,672.3           26.5%        $2,706.5            27.4%
  Retail                                                        2,808.8           27.7          3,036.5            30.6
  Industrial                                                    2,740.1           27.2          2,812.3            28.4
  Apartments                                                    1,440.3           14.3          1,078.5            10.9
  Hotel                                                            41.7            0.4             44.8             0.5
  Mixed use/other                                                 419.3            4.2            245.3             2.5
  Valuation allowance                                             (32.2)          (0.3)           (33.2)           (0.3)
  Total                                                       $10,090.3          100.0%        $9,890.7           100.0%

===============================================================================
Commercial Mortgage Loan Loss Allowance

         Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized/unrealized capital gains (losses) on our consolidated statements of operations.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

         The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related allowance for losses, were as follows:

                                        December 31,
                                  2006             2005
                                       (in millions)
  Impaired loans                       $0.1          $23.8
  Allowance for losses                  --             (2.3)
  Net impaired loans                   $0.1          $21.5

==============================================================================
         The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:
                                                       For the year ended
                                                          December 31,
                                                  2006          2005      2004
                                                         (in millions)
  Average recorded investment in impaired loans   $4.3          $51.6   $105.2
  Interest income recognized on impaired loans     0.5            5.1      7.0

-------------------------------------------------------------------------------
         When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

         A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                                 For the year ended
                                                                     December 31,
                                                            2006           2005             2004
                                                                   (in millions)
  Balance at beginning of year                             $33.2           $42.4           $49.6
  Provision for losses                                       1.3             6.7            14.4
  Releases due to write-downs, sales and foreclosures       (2.3)          (15.9)          (21.6)
  Balance at end of year                                   $32.2           $33.2           $42.4

===============================================================================
Real Estate

         Depreciation expense on invested real estate was $34.2 million, $27.8 million and $31.8 million in 2006, 2005 and 2004, respectively. Accumulated depreciation was $228.3 million and $199.7 million as of December 31, 2006 and 2005, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

Other Investments

         Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities were $5,957.3 million and $4,756.9 million at December 31, 2006 and 2005, respectively. Total revenues of the unconsolidated entities were $1,245.0 million, $1,026.7 million and $700.4 million in 2006, 2005 and 2004, respectively. During 2006, 2005 and 2004, we included $43.5 million, $46.1 million and $30.5 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2006 and 2005, our net investment in unconsolidated entities was $97.1 million and $62.8 million, respectively.

         In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase investments aggregating $677.2 million and $882.8 million at December 31, 2006 and 2005, respectively.

         Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

7.  Securitization Transactions

         We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity, they are not subject to the VIE consolidation rules. We purchase primary servicing responsibilities and may retain other interests. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         In 2006, 2005, and 2004, we recognized gains of $13.6 million, $39.8 million and $14.4 million, respectively, on the securitization of commercial mortgage loans.

         Key economic assumptions used in measuring the other retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 2% and 10% during 2006, 5% and 18% during 2005, and 4% and 10% during 2004. The assumed range of the loss severity, as a percentage of defaulted loans, was between 2% and 31% during 2006, 3% and 29% during 2005, and 13% and 31% during 2004. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

         At December 31, 2006 and 2005, the fair values of other retained interests related to the securitizations of commercial mortgage loans were $345.3 million and $321.0 million, respectively. Only $0.5 million in 2006 and $0.8 million in 2005 represented equity investments. All other interests are classified as available-for-sale securities and are carried at fair value. At December 31, 2006 and 2005, respectively, $156.2 million and $181.3 million of these available-for-sale securities were interest-only investments. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2006 and 2005, as a result of this sensitivity analysis were not significant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

7.  Securitization Transactions (continued)

     The table below summarizes cash flows for securitization transactions:

                                                    For the year ended December 31,
                                                  2006           2005           2004
                                                             (in millions)
Proceeds from new securitizations                     $698.6      $2,270.4         $871.1
Servicing fees received                                  1.3           1.1            1.1
Other cash flows received on retained interests         37.4          36.0           31.1

-------------------------------------------------------------------------------
8.  Derivative Financial Instruments

         Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Types of Derivative Instruments

         Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit ("GMWB") liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

         In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. In a mortgage-backed securities ("MBS") forward transaction, we agree to purchase or sell a specified MBS on a future date. We have used exchange-traded futures and MBS forwards to reduce market risks from changes in interest rates, to alter mismatches between the assets in a portfolio and the liabilities supported by those assets, and to hedge against changes in the value of securities we own or anticipate acquiring or selling. We use exchange-traded futures to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

         A swaption is an option to enter into an interest rate swap at a future date. We write these options and receive a premium in order to transform our callable liabilities into fixed term liabilities. In addition, we may sell an investment-type contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. Equity call spreads are purchased to fund the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. Equity put options are used to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity products, as previously explained.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous spread and the current spread on referenced indices based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. These derivatives have been used in our commercial mortgage securitization operation to hedge its long spread position.

         Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate as calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency forwards and currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

         We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also occasionally used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. At the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in an amount equal to the notional value of the credit default swap.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as interest rate lock commitment derivatives that are recorded at fair value. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment. Loan commitments that are related to the origination of mortgage loans that will be held for investment are not accounted for as derivatives and, accordingly, are not recognized in our financial statements.

         Commodity swaps are used to sell or buy protection on commodity prices in return for receiving or paying a quarterly premium. We purchased a AAA rated secured limited recourse note from a VIE that is consolidated in our financial results. This VIE uses a commodity swap to enhance the return on an investment portfolio by selling protection on a static portfolio of commodity trigger swaps, each referencing a base or precious metal. The portfolio of commodity trigger swaps is a portfolio of deep out-of-the-money European puts on various base or precious metals. The VIE provides mezzanine protection that the average spot rate will not fall below a certain trigger price on each commodity trigger swap in the portfolio and receives guaranteed quarterly premiums in return until maturity. At the same time the VIE enters into this synthetic transaction, it buys a quality cash bond to match against the commodity swap.


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Exposure

         Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

         Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

         Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $737.3 million and $461.9 million at December 31, 2006 and 2005, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $539.8 million and $364.3 million at December 31, 2006 and 2005, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                           December 31,
                                                       2006           2005
                                                          (in millions)
Notional amounts of derivative instruments
Interest rate swaps                                    $11,900.4       $8,531.3
Foreign currency swaps                                   5,307.0        3,830.4
Credit default swaps                                     1,550.9        1,297.6
Embedded derivative financial instruments                1,277.6          802.5
Swaptions                                                  643.4          684.5
Call options                                               314.0          189.8
Currency forwards                                          235.3          509.2
Futures                                                     28.1           32.2
Bond options                                                21.0           38.5
Commodity swaps                                             20.0            --
Interest rate lock commitments                               8.8          392.3
Total return swaps                                           --            100.0
Mortgage-backed forwards and options                         --             39.3
                                                       $21,306.5      $16,447.6
Gross credit exposure of derivative instruments
Foreign currency swaps                                    $560.5         $338.4
Interest rate swaps                                        129.1           89.3
Call options                                                30.6           18.0
Credit default swaps                                        15.7           14.0
Commodity swaps                                              0.7            --
Bond options                                                 0.4            0.6
Currency forwards                                            0.3            1.6
Total credit exposure at end of year                      $737.3         $461.9

===============================================================================
         The net interest effect of interest rate swap, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

         The fair value of our derivative instruments classified as assets at December 31, 2006 and 2005, was $695.5 million and $419.3 million, respectively, and was reported with other investments on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2006 and 2005, was $267.9 million and $190.1 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Fair Value Hedges

         We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

         We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

         We use interest rates swaps and have used total return swaps to hedge interest rate and spread risk in our commercial mortgage securitization operations.

         We also sell callable investment-type agreements and use written interest rate swaptions to transform the callable liability into a fixed term liability.

         We recognized a pre-tax net gain (loss) of $4.7 million, $(11.8) million and $(28.7) million in 2006, 2005 and 2004, respectively, relating to the ineffective portion of our fair value hedges, which was reported with net realized/unrealized capital gains (losses) on our consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.


Cash Flow Hedges

         We also utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

         We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

         In 2006, 2005 and 2004, we recognized a $0.2 million, $27.0 million and $57.8 million after-tax increase in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $0.7 million, $21.3 million, and $5.2 million in net losses from accumulated comprehensive income into net income during 2006, 2005, and 2004 respectively, which are the portion of deferred losses related to the variability in cash flows that were hedged and impacted net income in those periods. We expect to reclassify net losses of $3.9 million in the next 12 months.

         For the years ended December 31, 2006, 2005 and 2004, we recognized a pre-tax gain of $2.5 million, $1.2 million, and $1.9 million in net income due to cash flow ineffectiveness, respectively. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

         The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 12.5 years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Derivatives Not Designated as Hedging Instruments

         Our use of futures, MBS forwards, certain swaptions and swaps, equity call options, bond options, currency forwards, and interest rate lock commitments are effective from an economic standpoint, but they have not been designated as hedges under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. For the years ended December 31, 2006, 2005 and 2004, gains (losses) of $8.2 million, $10.5 million and $(64.4) million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

Embedded Derivatives

         We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

         We sell investment-type liability contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. These returns are embedded options that are bifurcated from the host investment-type contract and accounted for separately. We economically hedge the embedded equity derivative by writing equity call options with identical features to convert the overall contract into a fixed-rate liability, effectively eliminating the equity component altogether. For the years ended December 31, 2006, 2005 and 2004, respectively, we recognized a $3.1 million, $1.0 million and $3.2 million pre-tax gain on the purchased equity call options and a $3.1 million, $1.0 million and $3.2 million pre-tax loss on the change in fair value of the embedded derivatives. We economically hedge the leveraged embedded derivatives with interest rate swaps and currency swaps to convert them to a fixed-rate liability or floating rate U.S. dollar liability. For the year ended December 31, 2006, we recognized a $2.6 million pre-tax loss on the swaps and a $6.0 million pre-tax gain on the change in fair value of the embedded derivatives.

         We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. We retained the interest-only certificates and the residual certificates were subsequently sold to a third party. We have determined these grantor trusts are variable interest entities and it is necessary for us to consolidate these entities. The obligation to deliver the underlying securities to residual certificate holders of $156.8 million as of December 31, 2006, and $147.4 million as of December 31, 2005 is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. For the years ended December 31, 2006, 2005 and 2004, respectively, we recognized a $7.2 million pre-tax gain, a $2.7 million pre-tax gain and a $28.2 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         During 2005, we purchased existing Class A units of a trust that represent interest payments on the underlying security within the trust. The trust also issued Class B units representing the residual interests in the underlying security. We have determined that this trust is a variable interest entity and subsequent to this purchase it is necessary for us to consolidate this entity. The obligation to deliver the underlying security to the Class B unit holder of $12.0 million and $10.5 million as of December 31, 2006 and 2005, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying security. For the years ended December 31, 2006 and 2005, respectively, we recognized a $0.5 million and $0.4 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         We offer a fixed deferred annuity product that credits interest based on changes in an external equity index. It contains an embedded derivative that has been bifurcated and accounted for separately, with changes in fair value reported in net realized/unrealized gains (losses). We economically hedge the fixed deferred annuity product by purchasing options that match the product's profile. For the years ended December 31, 2006, 2005 and 2004, respectively, we recognized a $5.3 million, $1.5 million and $0.5 million pre-tax gain on the call spread options purchased and a $6.1 million, $2.3 million and $0.2 million pre-tax loss on the change in fair value of the embedded derivatives.

         We offer certain variable annuity products with a GMWB rider. The GMWB provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the GMWB exposure using futures, options and interest rate swaps. For the years ended December 31, 2006, and 2005, respectively, we recognized in net income a $4.2 million and $0.5 million pre-tax loss on the hedging instruments and a $2.8 million pre-tax gain and $0.2 million pre-tax loss on the change in fair value of the embedded derivatives, respectively.

9.  Closed Block

         In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

         Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

         A PDO is required to be established for earnings in the Closed Block that are not available to stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2006 and 2005, cumulative actual earnings have been less than cumulative expected earnings. As of December 31, 2006, cumulative net unrealized gains were not greater than expected. Therefore, there was no PDO liability as of December 31, 2006. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $33.7 million, and $118.5 million as of December 31, 2005 and 2004, respectively.

         Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                                                    December 31,
                                                                                                 2006           2005
                                                                                                    (in millions)
Closed Block liabilities
Future policy benefits and claims                                                                 $5,376.0       $5,387.1
Other policyholder funds                                                                              26.4           27.3
Policyholder dividends payable                                                                       357.4          361.0
Policyholder dividend obligation                                                                       --             33.7
Other liabilities                                                                                     61.5           57.0
  Total Closed Block liabilities                                                                   5,821.3        5,866.1
Assets designated to the Closed Block
Fixed maturities, available-for-sale                                                               3,023.7        2,989.8
Equity securities, available-for-sale                                                                 65.9           71.5
Mortgage loans                                                                                       640.3          716.4
Policy loans                                                                                         755.2          754.6
Other investments                                                                                     84.4           47.7
  Total investments                                                                                4,569.5        4,580.0
Cash and cash equivalents                                                                             50.9           34.3
Accrued investment income                                                                             70.8           71.0
Deferred income tax asset                                                                             72.8           73.6
Premiums due and other receivables                                                                    17.7           20.2
Other assets                                                                                          42.3           35.9
  Total assets designated to the Closed Block                                                      4,824.0        4,815.0
Excess of Closed Block liabilities over assets designated to the Closed Block                        997.3        1,051.1
Amounts included in other comprehensive income                                                        55.7           61.5
Maximum future earnings to be recognized from Closed Block assets and liabilities                 $1,053.0       $1,112.6


                        Principal Life Insurance Company
===============================================================================
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

               Closed Block revenues and expenses were as follows:

                                                                                  For the year ended December 31,
                                                                                2006            2005           2004
                                                                                           (in millions)
  Revenues
  Premiums and other considerations                                                $596.7          $617.7         $648.7
  Net investment income                                                             293.2           294.4          301.6
  Net realized/unrealized capital gains (losses)                                     (0.9)            2.3           (4.1)
    Total revenues                                                                  889.0           914.4          946.2
  Expenses
  Benefits, claims and settlement expenses                                          497.0           518.8          515.1
  Dividends to policyholders                                                        287.0           285.3          289.1
  Operating expenses                                                                  5.5             9.1           11.6
    Total expenses                                                                  789.5           813.2          815.8
  Closed Block revenue, net of Closed Block expenses, before income taxes            99.5           101.2          130.4
  Income taxes                                                                       32.2            32.4           42.6
  Closed Block revenue, net of Closed Block expenses and income taxes                67.3            68.8           87.8
  Funding adjustment charges                                                         (7.7)           (8.7)         (10.1)
  Closed Block revenue, net of Closed Block expenses, income tax and
    funding adjustment charges                                                      $59.6           $60.1          $77.7

==============================================================================
        The change in maximum future earnings of the Closed Block was as follows:

                                       For the year ended December 31,
                                     2006           2005           2004
                                                (in millions)
  Beginning of year                   $1,112.6        $1,172.7      $1,250.4
  End of year                          1,053.0         1,112.6       1,172.7
  Change in maximum future earnings     $(59.6)         $(60.1)       $(77.7)

===============================================================================
         We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

10.  Deferred Policy Acquisition Costs

         Policy acquisition costs deferred and amortized in 2006, 2005 and 2004 were as follows:

                                          For the year ended December 31,
                                        2006            2005           2004
                                                   (in millions)
  Balance at beginning of year           $2,069.9        $1,770.9       $1,519.6
  Cost deferred during the year             445.8           440.6          457.8
  Amortized to expense during the year     (236.8)         (238.8)       (207.7)
  Effect of unrealized gains (losses)       (13.0)           97.2           31.5
  Other (1)                                --               --            (30.3)
  Balance at end of year                 $2,265.9        $2,069.9       $1,770.9
[GRAPHIC OMITTED]
==============================================================================
                                       21

(1) Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

11.  Insurance Liabilities
Contractholder Funds
         Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                      December 31,
                                                   2006           2005
                                                      (in millions)
  Liabilities for investment-type contracts:
     GICs                                          $12,307.3      $12,601.6
     Funding agreements                             14,242.4       11,832.0
     Other investment-type contracts                 1,277.8        1,362.9
  Total liabilities for investment-type contracts   27,827.5       25,796.5
  Liabilities for individual annuities               6,427.6        5,413.7
  Universal life and other reserves                  2,527.6        2,388.4
  Total contractholder funds                       $36,782.7      $33,598.6

===============================================================================
         Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

         Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

         We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2006 and 2005, $3,770.4 million and $3,203.6 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program as we are authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2006, $474.1 million of liabilities are outstanding with respect to the issuance outstanding under this new program.

         In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2006 and 2005, $3,747.9 million and $4,744.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the following paragraph.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
         We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In recognition of the use of nearly all $4.0 billion of initial issuance authorization, this program was amended in February 2006 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2006 and 2005, $5,831.4 million and $3,667.9 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc.

Future Policy Benefits and Claims

         Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                      For the year ended December 31,
                                    2006            2005           2004
                                               (in millions)
  Balance at beginning of year         $814.8          $747.6         $719.5
  Incurred:
    Current year                      2,047.5         1,787.0        1,682.9
    Prior years                         (37.5)          (22.0)         (28.8)
  Total incurred                      2,010.0         1,765.0        1,654.1
  Payments:
    Current year                      1,666.9         1,444.0        1,376.2
    Prior years                         280.7           253.8          249.8
  Total payments                      1,947.6         1,697.8        1,626.0
  Balance at end of year:
    Current year                        380.6           343.0          306.7
    Prior years                         496.6           471.8          440.9
  Total balance at end of year         $877.2          $814.8         $747.6

===============================================================================
         The activity summary in the liability for unpaid accident and health claims shows a decrease of $37.5 million, $22.0 million and $28.8 million for the years ended December 31, 2006, 2005 and 2004, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2006, 2005 and 2004, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expense liabilities of $33.4 million, $30.6 million and $28.3 million, and related reinsurance recoverables of $4.9 million, $3.5 million and $3.6 million in 2006, 2005 and 2004, respectively, which are not included in the rollforward above.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


12.  Debt

Short-Term Debt

         The components of short-term debt as of December 31, 2006 and 2005, were as follows:

                                                        December 31,
                                                 2006              2005
                                                       (in millions)
  Nonrecourse short-term debt                         $61.0         $71.4
  Revolving line of credit with parent                351.2         647.7
  Total short-term debt                              $412.2        $719.1

===============================================================================
         As of December 31, 2006, we had credit facilities with various financial institutions in an aggregate amount of $1.1 billion. As of December 31, 2006 and 2005, we had $412.2 million and $719.1 million of outstanding borrowings related to our credit facilities, with $74.5 million and $80.7 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

         Our short-term debt consists of a payable to Principal Financial Services, Inc. of $351.2 million and $647.7 million as of December 31, 2006 and 2005, respectively. Interest paid on intercompany debt was $23.8 million, $22.0 million and $6.2 million during 2006, 2005 and 2004, respectively.

         The weighted-average interest rates on short-term borrowings as of December 31, 2006 and 2005, were 5.6% and 4.5% respectively.

Long-Term Debt

         The components of long-term debt as of December 31, 2006 and 2005, were as follows:

                                                     December 31,
                                                  2006           2005
                                                     (in millions)
        8% surplus notes payable, due 2044            $99.2          $99.2
        Nonrecourse mortgages and notes payable       160.5          162.2
        Other mortgages and notes payable              38.9           52.1
        Total long-term debt                         $298.6         $313.5

===============================================================================
         The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

         On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. Interest for the years ended December 31, 2006, 2005 and 2004 of $8.0 million, $8.0 million and $10.6 million, respectively, was approved by the Commissioner, and charged to expense.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

12.  Debt (continued)

         Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

         The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. We, including certain subsidiaries, had $135.0 million in credit facilities as of December 31, 2006, with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2006, range from $0.3 million to $96.2 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding principal balances as of December 31, 2005, range from $0.3 million to $97.5 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $246.2 million and $284.1 million as of December 31, 2006 and 2005, respectively.

         At December 31, 2006, future annual maturities of the long-term debt were as follows (in millions):
Year ending December 31:
    2007                                              $113.5
    2008                                                62.9
    2009                                                 0.5
    2010                                                 0.6
    2011                                                 0.6
    Thereafter                                         120.5
    Total future maturities of the long-term debt     $298.6

===============================================================================
         Cash paid for interest for 2006, 2005 and 2004, was $31.8 million, $91.1 million and $37.4 million, respectively. These amounts include interest paid on taxes during these years.

13.  Income Taxes

         Our income tax expense from continuing operations was as follows:

                                        For the year ended December 31,
                                      2006           2005           2004
                                                 (in millions)
  Current income taxes:
    U.S. federal                         $233.0         $190.1         $290.9
    State and foreign                      49.0           43.2           34.6
                                 ----------------------------------------------
                                 ----------------------------------------------
  Total current income taxes              282.0          233.3          325.5
  Deferred income taxes (benefits)         37.1           53.5         (100.1)
  Total income taxes                     $319.1         $286.8         $225.4

===============================================================================

                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

13.  Income Taxes (continued)

         Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                           For the year ended December 31,
                                           2006           2005          2004
  Statutory corporate tax rate                 35%             35%           35%
  Dividends received deduction                 (8)            (7)           (9)
  Interest exclusion from taxable income       (1)            (2)           (1)
  Federal tax settlement for prior years        (1)            (1)            --
  Other                                         --              1             --
  Effective tax rate                           25%             26%           25%

===============================================================================
         Significant components of our net deferred income taxes were as follows:

                                                                      December 31,
                                                                  2006           2005
                                                                     (in millions)
  Deferred income tax assets (liabilities):
    Insurance liabilities                                            $299.4         $322.6
    Other deferred tax assets                                          88.6          124.3
      Total deferred tax assets                                       388.0          446.9
    Deferred policy acquisition costs                                (679.2)        (615.0)
    Net unrealized gains on available-for-sale securities            (327.0)        (474.6)
    Other deferred tax liabilities                                   (139.9)        (232.8)
      Total deferred tax liabilities                               (1,146.1)      (1,322.4)
  Total net deferred income tax liabilities                         $(758.1)       $(875.5)

===============================================================================
         The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2003 and prior years. The Service's completion of the examinations for the years 1999 - 2001 resulted in notices of deficiency dated December 29, 2004, and March 1, 2005. We paid the deficiencies (approximately $444.0 million for 1999 and 2000, and $1.3 million for 2001, including interest) in the first quarter of 2005 and have filed, or will file, claims for refund relating to the disputed adjustments. The examination for the years 2002 and 2003 resulted in a refund of approximately $176.7 million (including interest) of which $161.5 million related to deficiencies previously paid as a result of the 1999 through 2001 examination. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

         Net cash paid for income taxes was $177.3 million in 2006, which included a $155.1 million audit refund pertaining to prior tax years; $676.9 million in 2005, primarily due to the notices of deficiency noted above; and $626.9 million in 2004, of which $444.3 million was attributable to the sale of Principal Residential Mortgage, Inc.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits

         We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc. ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

         We have defined benefit pension plans covering substantially all our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we designate assets to cover the computed liability of this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

         We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but are intended to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

         Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

         We use a measurement date of October 1 for the pension and other postretirement benefit plans.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Obligations and Funded Status

         The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                                                                      Other postretirement
                                                                            Pension benefits                benefits
                                                                              December 31,                December 31,
                                                                          2006            2005          2006         2005
                                                                                          (in millions)
Change in benefit obligation
Benefit obligation at beginning of year                                   $(1,441.7)     $(1,312.1)     $(287.3)     $(287.8)
Service cost                                                                  (47.0)         (49.7)        (9.5)       (10.0)
Interest cost                                                                 (81.6)         (77.4)       (16.2)       (16.9)
Actuarial gain (loss)                                                           43.0        (121.1)         47.1         19.8
Participant contributions                                                          --              --        (4.1)        (3.6)
Benefits paid                                                                   47.3           44.7         13.0         11.2
Plan amendments                                                                (0.6)           73.9            --            --
Other                                                                              --              --        (0.9)            --
Benefit obligation at end of year                                         $(1,480.6)     $(1,441.7)     $(257.9)     $(287.3)

Change in plan assets
Fair value of plan assets at beginning of year                              $1,297.8       $1,156.4       $448.9       $408.5
Actual return on plan assets                                                   129.8          165.7         26.2         47.5
Employer contribution                                                           29.8           20.4          0.5          0.5
Participant contributions                                                          --              --          4.1          3.6
Benefits paid                                                                 (47.3)         (44.7)       (13.0)       (11.2)
Fair value of plan assets at end of year                                    $1,410.1       $1,297.8       $466.7       $448.9

Reconciliation of funded status to amount recognized
Funded (under funded) status                                                      $--       $(143.9)           $--       $161.6
Unrecognized net actuarial (gain) loss                                             --          201.2            --       (18.3)
Unrecognized prior service benefit                                                 --         (71.3)            --       (17.2)
Net prepaid benefit asset (benefit obligation)                                    $--        $(14.0)           $--       $126.1

Amounts recognized in statement of financial position  (Pre-SFAS
  158) consist of
Prepaid benefit cost                                                              $--         $172.3           $--       $126.1
Accrued benefit liability, including minimum liability                             --        (203.9)            --            --
Accumulated other comprehensive income                                             --           17.6            --            --
Net amount recognized                                                             $--        $(14.0)           $--       $126.1

Amount recognized in statement of financial position (Post-SFAS
  158)
Other assets                                                                  $205.1             $--       $208.9           $--
Other liabilities                                                            (275.6)              --        (0.1)            --
Total                                                                        $(70.5)             $--       $208.8           $--

===============================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

                                                                                  Other postretirement
                                                       Pension benefits                 benefits
                                                         December 31,                 December 31,
                                                      2006          2005           2006           2005
                                                                        (in millions)
Amount recognized in accumulated other
  comprehensive income (Post-SFAS 158)
Total net actuarial (gain) loss                          $113.5            $--        $(59.5)             $--
Prior service benefit                                    (61.7)             --         (14.6)              --
Pre-tax accumulated other comprehensive income
  (gain) loss                                             $51.8            $--        $(74.1)             $--

===============================================================================
         Prior to SFAS 158, a company booked on its statement of financial position the net prepaid benefit asset or benefit obligation for the fiscal year end. Under SFAS 158, a company now recognizes the over funded or under funded status of the pension and postretirement plans as an asset or liability in its statement of financial position.

               The incremental effect of applying SFAS 158 on individual line items in the statement of financial position as of December 31, 2006, is as follows:

                                         Before        Adjustment flows through
                                     application of       accumulated other      After application of
                                        SFAS 158         comprehensive income          SFAS 158
                                                              (in millions)
   Assets for pension plans                    $184.2                      $20.9                $205.1
  Assets for other post-retirement
    benefits plans                              134.8                       74.1                 208.9
  Liability for pension plans                 (203.0)                     (72.6)               (275.6)
  Liability for other
    post-retirement benefits plan                   --                      (0.1)                 (0.1)
   Additional minimum pension
    liability                                  (13.4)                       13.4                     --
   Pre-tax accumulated other
    comprehensive income                       (13.4)                       35.7                  22.3

-------------------------------------------------------------------------------
         Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in a Rabbi trust for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets. The market value of assets held in these trusts was $216.0 million as of December 31, 2006, and $198.3 million as of December 31, 2005.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Changes and Plan Gains/Losses

         As of January 1, 2006, changes were made to our retirement program, including the Principal Select Saving Plan ("401(k)"), the Principal Pension Plan ("Pension Plan") and to the corresponding nonqualified plans. The qualified and nonqualified pension plan changes include a reduction to the traditional and cash balance formulas, a change in the early retirement factors, and the removal of the cost of living adjustments for traditional benefits earned after January 1, 2006. The qualified and nonqualified 401(k) plan's company match increased from 50% of a contribution rate up to a maximum of 3% of the participant's compensation to 75% of a contribution rate up to a maximum of 6% of the participant's compensation. Employees who were at least 47 years old, with a minimum of 10 years of service as of December 31, 2005, were given the choice to remain under the current pension and 401(k) arrangement or move to the new plan design. The vast majority of this group chose to remain under the current pension and 401(k) arrangement. The Pension Plan changes were recognized as a prior service benefit and resulted in a reduction of liabilities of $73.9 million.

         For the year ended December 31, 2006, the pension plans had an actuarial gain of $43.0 million, this gain was primarily due to the increase in the discount rate and was partially offset by greater than expected salary increases. For the year ended December 31, 2005, the pension plans had an actuarial loss of $121.1 million, which was primarily due to the decrease in the discount rate.

         The accumulated benefit obligation for all defined benefit pension plans was $1,274.3 million and $1,239.2 million at December 31, 2006, and 2005, respectively.

         The Principal Residential Mortgage, Inc. divestiture in 2004 resulted in a curtailment for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year re-measurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively in 2004. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

         Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability in 2004.

Other Post Retirement Plan Changes and Plan Gains/Losses

         On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

         An actuarial gain of $47.1 million occurred during 2006 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as an increase in the discount rate. Retiree contributions also increased more than health care claim costs. An actuarial gain of $19.8 million occurred during 2005 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as a refinement in the recognition of Medicare Part D government subsidy. The gain was partially offset by a decrease in the discount rate.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         On July 26, 2004, the Centers of Medicare and Medicaid Services issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter of 2004 determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year re-measurement during third quarter of 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 million and the actuarial loss amortization decreased by $0.1 million. During 2006, the total Medicare subsidies we received and accrued for were $0.9 million.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

         The obligations below relate only to the nonqualified pension plan liabilities. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

                                             December 31,
                                            2006      2005
                                            (in millions)
Projected benefit obligation                 $275.6   $255.7
Accumulated benefit obligation                216.4    203.9

-------------------------------------------------------------------------------
Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                              December 31,
                                                              2006   2005
                                                             (in millions)
Accumulated postretirement benefit obligation                  $2.1    $2.3
Fair value of plan assets                                       2.0     1.6

-------------------------------------------------------------------------------
Components of net periodic benefit cost:

                                                  Pension benefits          Other postretirement benefits
                                                           For the year ended December 31,
                                             2006       2005       2004       2006       2005      2004
                                                                    (in millions)
Service cost                                   $47.0      $49.7      $49.6       $9.5      $10.0      $8.7
Interest cost                                   81.6       77.4       73.8       16.2       16.9      15.4
Expected return on plan assets               (105.4)     (96.2)     (87.4)     (32.4)     (29.4)    (27.6)
Amortization of prior service cost
  (benefit)                                    (9.0)        1.3        1.8      (2.6)      (2.6)     (2.8)
Amortization of transition asset                   --          --      (0.1)          --          --         --
Recognized net actuarial loss                   20.4       16.4       14.1        0.2        0.5       0.5
Special termination and benefits                   --          --        1.8          --          --         --
Curtailment gain                                   --          --     (13.8)          --          --     (5.4)
Net periodic benefit cost (income)             $34.6      $48.6      $39.8     $(9.1)     $(4.6)   $(11.2)

===============================================================================
         The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)


                                                                                                  Other
                                                                                             postretirement
                                                                       Pension benefits         benefits
                                                                         For the year ended December 31,
                                                                        2006       2005      2006      2005
                                                                                  (in millions)
Other changes recognized in accumulated other comprehensive income
  (Post- SFAS 158)
Net actuarial (gain)/loss                                                 $113.5        $--   $(59.5)        $--
Prior service benefit                                                     (61.7)         --    (14.6)         --
Total recognized in accumulated other comprehensive income                 $51.8        $--   $(74.1)        $--

Total recognized in net periodic benefit cost and accumulated
  other comprehensive income                                               $86.4        $--   $(83.2)        $--

===============================================================================
         For 2006, net actuarial (gain) loss and net prior service benefits are immediately recognized in accumulated other comprehensive income.

        The estimated net actuarial loss and prior service (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the pension benefits during the 2007 fiscal year are $10.0 million and $(8.3) million, respectively. The estimated net actuarial (gain) and prior service (benefit) for the postretirement benefits that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the 2007 fiscal year are $(1.9) million and $(2.6) million, respectively.

Additional information:

                                                                                        Other postretirement
                                                                  Pension benefits            benefits
                                                                      For the year ended December 31,
                                                                 2006        2005         2006        2005
                                                                               (in millions)
Increase (decrease) in minimum liability included in other
  comprehensive income (Pre-SFAS 158)                             $(4.2)          $9.5          $--          $--

-------------------------------------------------------------------------------
Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                                 Other
                                                             postretirement
                                         Pension benefits       benefits
                                                    December 31,
                                          2006      2005     2006      2005
Discount rate                               6.15%    5.75%     6.15%    5.75%
Rate of compensation increase               5.00%    5.00%     5.00%    5.00%

--------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost

                                       Pension benefits                 Other postretirement benefits
                                                   For the year ended December 31,
                              2006     2005           2004            2006        2005          2004
Discount rate                  5.75%     6.00%    6.25%/6.50%*           5.75%      6.00%   6.25%/6.50%*
Expected long-term return
  on plan assets               8.25%     8.50%        8.50%              7.30%      7.30%      7.31%
Rate of compensation
  increase                     5.00%     5.00%        5.00%              5.00%      5.00%      5.00%

--------------------------------------------------------------------------------
         * The discount rate used to calculate the benefit expense for the first three quarters of 2004 expense related to the home office pension and other postretirement benefit plans and retiree medical plans was 6.25%. The discount rate used to calculate the benefit expense for the last quarter of 2004 was 6.50%. The change in rates occurred due to the third quarter 2004 remeasurement for the Principal Residential Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

         For other postretirement benefits, the 7.30% rate for 2006 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

         The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2005, the long term expected return on plan assets was lowered for the 2006 pension expense calculation.

Assumed health care cost trend rates

                                                                                          December 31,
                                                                                         2006      2005
Health care cost trend rate assumed for next year under age 65                             12.0%     13.0%
Health care cost trend rate assumed for next year age 65 and over                          11.0%     13.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)           5.0%      5.0%
Year that the rate reaches the ultimate trend rate                                       2018      2017

-------------------------------------------------------------------------------
         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                       1-percentage-      1-percentage-
                                                                       point increase     point decrease
                                                                                 (in millions)
Effect on total of service and interest cost components                            $5.5             $(4.3)
Effect on accumulated postretirement benefit obligation                          (44.8)               36.6

-------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Assets

         The qualified pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                       October 1,
Asset category                                        2006    2005
Domestic equity securities                               54%     54%
International equity securities                           14      14
Domestic debt securities                                  23      23
Real estate                                                9       9
  Total                                                 100%    100%

===============================================================================
          Our investment strategy is to achieve the following:

o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

o Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

         In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

         The overall target asset allocation for the qualified plan assets is:

Asset category                                    Target allocation
Domestic equity securities                            40% - 60%
International equity securities                       5% - 15%
Domestic debt securities                              20% - 30%
International debt securities                          0% - 7%
Real estate                                           3% - 10%
Other                                                  0% - 7%

-------------------------------------------------------------------------------
         For 2006 and 2005, respectively, the plan assets include none of our stock. Prior to April 30, 2005, the plan held our stock in a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the 2001 demutualization. These holdings were liquidated as of April 30, 2005.

Other Postretirement Benefit Plan Assets

         The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                           October 1,
Asset category                                            2006    2005
Equity securities                                            58%     55%
Debt securities                                               42      45
  Total                                                     100%    100%
                        Principal Life Insurance Company
===============================================================================
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                               Target allocation
Equity securities                                50 - 70%
Debt securities                                  30 - 50%

--------------------------------------------------------------------------------
         The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

         We expect to contribute approximately $1.0 million to our other postretirement benefit plans in 2007. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2007 in the range of $20-$50 million. This includes funding for both our qualified and nonqualified pension plans.

Estimated Future Benefit Payments

         The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts under Medicare Part D expected to be received are:

                                                           Other postretirement benefits
                                                              (gross benefit payments,
                                                               including prescription          Amount of Medicare Part D
                                    Pension benefits               drug benefits)                   subsidy receipts
                                                                       (in millions)
  Year ending December 31:
    2007                                           $51.5                              $18.7                             $1.0
    2008                                            55.1                               20.5                              1.2
    2009                                            59.1                               22.6                              1.3
    2010                                            63.9                               25.0                              1.5
    2011                                            69.7                               27.7                              1.7
  2012-2016                                        448.4                              182.0                             12.2

--------------------------------------------------------------------------------
         The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

         The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2006.

         The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.


                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

                                                                        For the year ended December 31,
                                                                 2006                                      2005
                                                Qualified     Nonqualified                Qualified    Nonqualified
                                                   plan           plans         Total        plan         plans         Total
                                                                                 (in millions)
Reconciliation of funded status to amount
  recognized
Benefit obligation, end of the year                       $--            $--            $--    $(1,186.0)     $(255.7)    $(1,441.7)
Fair value of plan assets, end of the year                 --             --             --       1,297.8            --      1,297.8
Funded (underfunded) status                                --             --             --         111.8      (255.7)       (143.9)
Unrecognized net actuarial loss                            --             --             --         111.5         89.7         201.2
Unrecognized prior service benefit                         --             --             --        (51.0)       (20.3)        (71.3)
Net amount recognized                                     $--            $--            $--        $172.3     $(186.3)       $(14.0)
Amounts recognized in statement of financial
  position (Pre-SFAS 158)
Prepaid benefit cost                                      $--            $--            $--        $172.3           $--       $172.3

Accrued benefit liability including           ==============             --             --
  minimum liability                                        --                                         --      (203.9)       (203.9)
Accumulated other comprehensive income                     --             --             --             --         17.6         17.6
Net amount recognized                                     $--            $--            $--        $172.3     $(186.3)       $(14.0)
Amount recognized in statement of financial
  position (Post-SFAS 158)
Other assets                                          $205.1            $--        $205.1            $--           $--           $--
Other liabilities                                          --       (275.6)       (275.6)             --            --            --
Total                                                 $205.1      $(275.6)       $(70.5)            $--           $--            $--
Amount recognized in accumulated other
  comprehensive income (Post-SFAS 158)
Total net actuarial loss                               $24.2         $89.3        $113.5            $--           $--            $--
Prior service benefit                                 (45.1)        (16.6)        (61.7)             --            --             --
Total accumulated other comprehensive income
  (not adjusted for applicable tax)                  $(20.9)         $72.7         $51.8            $--           $--            $--
Components of net periodic benefit cost
Service cost                                           $39.3          $7.7         $47.0         $41.9         $7.8         $49.7
Interest cost                                           67.2          14.4          81.6          63.7         13.7          77.4
Expected return on plan assets                       (105.4)             --       (105.4)        (96.2)            --        (96.2)
Amortization of prior service cost (benefit)           (5.9)         (3.1)         (9.0)           2.8        (1.5)           1.3
Recognized net actuarial loss                           12.9           7.5          20.4          11.2          5.2          16.4
Net periodic benefit cost                               $8.1         $26.5         $34.6         $23.4        $25.2         $48.6
Total recognized in net periodic benefit
  cost and accumulated other comprehensive
  income                                             $(12.8)         $99.2         $86.4            $--           $--            $--

===============================================================================
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         In addition, we have defined contribution plans that are generally available to all employees and agents. Eligible participants could not contribute more than $15,000 of their compensation to the plans in 2006. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were age 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as "Grandfathered Choice Participants". In 2006, we matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $36.4 million, $19.0 million and $18.6 million in 2006, 2005, and 2004, respectively, to our qualified defined contribution plans.

         We also have a nonqualified defined contribution plan available to select employees and agents which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2006, we matched the Grandfathered Choice Participant's Contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum contribution of 6% of the participant's compensation. We contributed $8.0 million, $4.8 million and $4.5 million in 2006, 2005, and 2004, respectively, to our nonqualified defined contribution plans.


15.  Contingencies, Guarantees and Indemnifications

Litigation

         We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

         Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies and other industry issues. Beginning in March of 2005, we have received subpoenas and interrogatories from the offices of the Attorneys General of New York and Connecticut seeking information related to compensation agreements with brokers and agents and the sale of retirement products and services. We are cooperating with these inquiries. To date, none of these Attorneys General investigations has resulted in any action against us. We are, however, engaged in discussions with the Connecticut and New York Attorney General's Office with respect to broker payments relating to sales of our single premium group annuity products, which primarily fund terminating defined benefit plans. At this point, we cannot predict the outcome of these discussions. We have received other requests from regulators and other governmental authorities relating to other industry issues and may receive additional such requests, including subpoenas and interrogatories, in the future.








                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


15.  Contingencies, Guarantees and Indemnifications (continued)

         On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in our sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This more recent lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and the Commissioner in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from state court to the United States District Court for the Southern District of Iowa. On July 22, 2005, the plaintiff's motion to remand the action to state court was denied, and our motion to dismiss the lawsuit was granted. On September 21, 2005, the plaintiff's motion to alter or amend the judgment was denied. On October 4, 2005, the plaintiff filed a notice of appeal to the United States Court of Appeals for the Eighth Circuit. Oral argument was held on April 20, 2006. On October 20, 2006, the Court of Appeals affirmed our motion to dismiss.

         On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. The complaint alleges, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive "revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans" and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. We have filed an Answer and a Motion to Transfer and intend to aggressively defend the lawsuit. Plaintiff further alleges that these acts constitute prohibited transactions under ERISA. Plaintiff seeks to certify a class of all retirement plans to which we were a service provider and for which we received and retained "revenue sharing" fees from mutual funds. Plaintiff seeks declaratory, injunctive and monetary relief. We intend to aggressively defend the lawsuit.

         While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business or financial position. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

         In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2006, was approximately $171.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, therefore, such guarantees would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such guarantees is not material.

         We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc. and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such indemnifications was determined to be insignificant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


15.  Contingencies, Guarantees and Indemnifications (continued)

Operating Leases

     As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the year ended December 31, 2006, 2005 and 2004, respectively, was $47.3 million, $50.8 million and $44.9 million.

     At December 31, 2006, the future minimum lease payments are $186.3 million. The following represents payments due by period for operating lease obligations as of December 31, 2006 (in millions).

  Year ending December 31:
        2007                                        $50.9
        2008                                         43.3
        2009                                         35.1
        2010                                         25.8
        2011                                         16.7
        2012 and thereafter                          28.1
                                                                      199.9
        Less future sublease rental income on noncancelable leases     13.6
        Total future minimum lease payments                          $186.3

================================================================================
Capital Lease

     As a lessee, we lease an aircraft under a capital lease. As of December 31, 2006 and 2005, respectively, the aircraft had a gross asset balance of $14.4 million and accumulated depreciation of $1.1 million and $0.5 million. Depreciation expense for both the years ended December 31, 2006 and 2005, was $0.6 million.

     At December 31, 2006, the future minimum lease payments are $17.9 million. The following represents payments due by period for capital lease obligations as of December 31, 2006 (in millions).

  Year ending December 31:
        2007                                     $0.9
        2008                                      1.0
        2009                                      1.1
        2010                                      1.1
        2011                                      1.2
        2012 and thereafter                      12.6
          Total                                 $17.9

================================================================================
Securities Posted as Collateral

         We posted $484.5 million in securities under collateral agreements at December 31, 2006, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity

Accumulated Other Comprehensive Income

         Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

         The components of accumulated other comprehensive income were as follows:

                                                 Net unrealized
                                                     gains       Net unrealized    Foreign                      Accumulated
                                                 on available-       losses        currency       Minimum          other
                                                    for-sale     on derivative   translation      pension      comprehensive
                                                   securities     instruments     adjustment     liability         income
                                                                                 (in millions)
Balances at January 1, 2004                         $1,285.1           $(58.6)         $(7.2)         $(2.5)     $1,216.8
Net change in unrealized gains on fixed
  maturities, available-for-sale                        67.6              --              --              --            67.6
Net change in unrealized gains on equity
  securities, available-for-sale                         0.2              --              --              --             0.2
Net change in unrealized gains on equity
  method subsidiaries and minority interest
  adjustments                                          (28.2)             --              --              --           (28.2)
Adjustments for assumed changes in
  amortization pattern                                  28.2              --              --              --            28.2
Net change in unrealized losses on derivative
  instruments                                            --               88.9            --              --            88.9
Net change in unrealized gains on policyholder
  dividend obligation                                  (19.5)             --              --              --           (19.5)
Change in net foreign currency translation
  adjustment                                             --                --             (0.6)           --            (0.6)
Change in minimum pension liability adjustment           --                --              --             (4.3)         (4.3)
Net change in provision for deferred income
  tax benefit (expense)                                (16.7)           (31.1)           --              1.5         (46.3)
Balances at December 31, 2004                       $1,316.7            $(0.8)         $(7.8)         $(5.3)     $1,302.8

--------------------------------------------------------------------------------

                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                             Net
                                                         unrealized        Net
                                                            gains       unrealized     Foreign                    Accumulated
                                                        on available- gains (losses)   currency      Minimum         other
                                                          for-sale    on derivative  translation     pension     comprehensive
                                                         securities    instruments    adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2005                                 $1,316.7         $(0.8)         $(7.8)       $(5.3)     $1,302.8
Net change in unrealized gains on fixed maturities,
  available-for-sale                                          (902.3)          --              --            --          (902.3)
Net change in unrealized gains on equity securities,
  available-for-sale                                             5.8           --              --            --             5.8
Net change in unrealized gains on equity method
  subsidiaries and minority interest adjustments                 5.3           --              --            --             5.3
Adjustments for assumed changes in amortization pattern         94.7           --              --            --            94.7
Net change in unrealized losses on derivative
  instruments                                                    --            41.7            --            --            41.7
Net change in unrealized gains on policyholder
  dividend obligation                                           84.7           --              --            --            84.7
Change in net foreign currency translation adjustment            --             --              0.7          --             0.7
Change in minimum pension liability adjustment                   --             --              --           (9.5)         (9.5)
Net change in provision for deferred income tax benefit        244.2         (16.5)           --            3.3         231.0
Balances at December 31, 2005                                 $849.1         $24.4          $(7.1)      $(11.5)       $854.9

--------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)





                                                                                                  Minimum
                                     Net unrealized       Net                                      pension
                                         gains         unrealized      Foreign    Unrecognized    liability      Accumulated
                                     on available-       gains        currency    post-retiremen                    other
                                        for-sale     on derivative   translation     benefit                    comprehensive
                                       securities     instruments    adjustment    obligations  t                   income
                                                                           (in millions)
Balances at January 1, 2006               $849.1            $24.4          $(7.1)         $--          $(11.5)        $854.9

Net change in unrealized gains on                                                 -------------
  fixed maturities,
  available-for-sale                      (454.2)             --              --             --             --           (454.2)
Net change in unrealized gains on
  equity securities,
  available-for-sale                       (12.0)             --              --             --             --            (12.0)
Net change in unrealized gains on
  equity method subsidiaries and
  minority interest adjustments              6.7              --              --             --             --              6.7
Adjustments for assumed changes in
  amortization pattern                       8.1              --              --             --             --              8.1
Net change in unrealized gains on
  derivative instruments                     --                0.3            --             --             --              0.3
Net change in unrealized gains on
  policyholder dividend obligation          33.7              --              --             --             --             33.7
Change in net foreign currency
  translation adjustment                     --                --              1.6           --             --              1.6

Change in minimum pension liability          --                --              --             --             4.2            4.2
Transition adjustment related to
  post-retirement benefit
  obligations                                --                --              --            22.3          13.4           35.7
Net change in provision for
  deferred income tax benefit
  (expense)                                147.6             (0.1)           --            (7.8)         (6.1)         133.6
Balances at December 31, 2006             $579.0            $24.6          $(5.5)        $14.5          $--           $612.6

================================================================================
         The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:


                                                                                               For the year ended
                                                                                                  December 31,

                                                                                                 2006 2005 2004
                                                                                                  (in millions)
Unrealized gains (losses) on available-for-sale securities arising during the year       $(255.0)      $(430.1)       $113.5
Adjustment for realized losses on available-for-sale securities included in net
  income                                                                                   (14.9)        (12.3)        (24.1)
Unrealized gains (losses) on available-for-sale securities, as adjusted                  $(269.9)      $(442.4)        $89.4

===============================================================================
         The above table is presented net of income tax, derivatives in cash flow hedge relationships, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.




                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

Dividend Limitations

         Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2006 statutory results, we could pay approximately $660.4 million in stockholder dividends in 2007 without exceeding the statutory limitation.

17.  Fair Value of Financial Instruments

         The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

         We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

         Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

         Fair values of commercial and residential mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

         Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve.

         The fair values for assets classified as other investments excluding equity investments in subsidiaries and cash and cash equivalents in the accompanying consolidated statements of financial position approximate their carrying amounts.

         The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

         Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.








                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


17.  Fair Value of Financial Instruments (continued)

         The carrying amounts and estimated fair values of our financial instruments were as follows:


                                                                                 December 31,
                                                                       2006                             2005
                                                             Carrying amount Fair value    Carrying amount Fair value
                                                                                (in millions)
        Assets (liabilities)
        Fixed maturities, available-for-sale               $42,168.8        $42,168.8        $39,949.0        $39,949.0
        Fixed maturities, trading                              197.9            197.9            105.0            105.0
        Equity securities, available-for-sale                  645.3            645.3            702.9            702.9
        Equity securities, trading                             148.2            148.2             60.1             60.1
        Mortgage loans                                      11,141.9         11,644.7         10,979.2         11,796.6
        Policy loans                                           850.7            930.7            827.7            925.6
        Other investments                                      836.5            836.5            648.4            648.4
        Cash and cash equivalents                            1,898.0          1,898.0          1,715.1          1,715.1
        Investment-type insurance contracts                (34,255.1)       (33,652.9)       (31,210.2)       (31,120.4)
        Short-term debt                                       (412.2)          (412.2)          (719.1)          (719.1)
        Long-term debt                                        (298.6)          (311.9)          (313.5)          (329.4)

--------------------------------------------------------------------------------
18.  Statutory Insurance Financial Information

         We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

         Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, we meet the minimum RBC requirements.

         Statutory net income and statutory surplus were as follows:

                                               As of or for the year ended
                             December 31,
                            2006 2005 2004
                                                      (in millions)
        Statutory net income                    $684.9       $666.2       $512.7
        Statutory surplus                      3,596.1      3,657.8      3,044.3

-------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information

         We provide financial products and services through the following segments: U.S. Asset Management and Accumulation and Life and Health Insurance. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

         The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

         The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented. See Note 3, Discontinued Operations, for further explanation.

         The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

         Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

         The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                       December 31,
                                                   2006           2005
                                                      (in millions)
        Assets:
        U.S. Asset Management and Accumulation    $117,105.9     $103,424.9
        Life and Health Insurance                   14,336.6       14,053.2
        Corporate and Other                          3,009.6        2,520.8
          Total consolidated assets               $134,452.1     $119,998.9

===============================================================================

                                                                                     For the year ended December 31,
                                                                                    2006          2005          2004
                                                                                              (in millions)
        Operating revenues by segment:
        U.S. Asset Management and Accumulation                                      $4,340.8      $4,003.2      $3,639.7
        Life and Health Insurance                                                    4,722.6       4,372.9       4,153.2
        Corporate and Other                                                            (12.7)        (15.1)         (4.2)
          Total segment operating revenues                                           9,050.7       8,361.0       7,788.7
        Add:
         Net realized/unrealized capital gains (losses), including recognition of front-end fee revenues and certain market value adjustments to fee
         revenues                                                                       29.9         (28.6)       (119.8)
        Subtract:
         Operating revenues from discontinued real estate investments                   (0.5)          2.8           2.5
          Total revenues per consolidated statements of operations                  $9,081.1      $8,329.6      $7,666.4
        Operating earnings (loss) by segment, net of related income taxes:
        U.S. Asset Management and Accumulation                                        $616.8        $520.0        $498.5
        Life and Health Insurance                                                      285.3         277.4         257.7
        Mortgage Banking                                                                 --             --           (10.3)
        Corporate and Other                                                             26.6          10.6          (1.0)
          Total segment operating earnings, net of related income taxes                928.7         808.0         744.9
        Net realized/unrealized capital gains (losses), as adjusted                      7.7         (26.8)        (77.7)
        Other after-tax adjustments (1)                                                 41.2          50.9         100.6
          Net income per consolidated statements of operations                        $977.6        $832.1        $767.8

[GRAPHIC OMITTED]
================================================================================
                                       21

(1) In 2006, other after-tax adjustments of $41.2 million included (1) the positive effect of: (a) gain on sales of real estate properties that qualify for discontinued operations treatment ($30.9 million) and (b) a favorable court ruling on a contested IRS issue for 1991 and later years ($18.8 million) and (2) the negative effect from a contribution to the Principal Financial Group, Inc. Foundation ($8.5 million).

         In 2005, other after-tax adjustments of $50.9 million included (1) the positive effect of: (a) a decrease in income tax reserves established for IRS tax matters ($33.8 million); (b) gains on sales of real estate properties that qualify for discontinued operations treatment ($22.3 million) and (2) the negative effect from a change in the estimated gain on disposal of Principal Residential Mortgage, Inc. ($5.2 million).

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of: the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and
         (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).

         The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.


                                                                                        For the year ended December 31,
                                                                                        2006           2005         2004
                                                                                                 (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation                                                     $169.5        $151.6       $147.8
Life and Health Insurance                                                                   144.1         139.9        130.6
Mortgage Banking                                                                              --             --           (6.4)
Corporate and Other                                                                          10.9          10.4         (5.1)
   Total segment income taxes from operating earnings                                       324.5         301.9        266.9
Add:
   Tax expense (benefits) related to net realized/unrealized capital gains
       (losses), as adjusted                                                                  8.3         (10.6)       (40.6)
   Tax benefits related to other after-tax adjustments                                      (13.9)         (3.5)         --
Subtract:
   Income tax expense (benefit) from discontinued real estate                                (0.2)          1.0          0.9
  Total income tax expense per consolidated statements of operations                       $319.1        $286.8       $225.4

================================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following table summarizes operating revenues for our products and services:


                                                                                      For the year ended December 31,
                                                                                  2006            2005             2004
                                                                                               (in millions)
U.S. Asset Management and Accumulation:
   Full-service accumulation                                                      $1,382.7      $1,267.4         $1,177.2
   Individual annuities                                                              582.8         471.6            393.8
   Bank and trust services                                                            53.0          38.8             33.7
   Eliminations                                                                       (5.0)         (3.4)            (1.9)
     Total Accumulation                                                            2,013.5       1,774.4          1,602.8
  Investment only                                                                  1,080.7       1,002.3            931.6
  Full-service payout                                                                830.8         863.5            811.8
     Total Guaranteed                                                              1,911.5       1,865.8          1,743.4
  Total U.S. Asset Accumulation                                                    3,925.0       3,640.2          3,346.2
  Principal Global Investors                                                         485.4         414.3            338.5
  Eliminations                                                                       (69.6)        (51.3)           (45.0)
  Total U.S. Asset Management and Accumulation                                     4,340.8       4,003.2          3,639.7
Life and Health Insurance:
  Individual life insurance                                                        1,344.7       1,361.7          1,370.4
  Health insurance                                                                 2,063.8       1,879.7          1,778.8
  Specialty benefits insurance                                                     1,316.0       1,131.5          1,004.0
  Eliminations                                                                        (1.9)          --                --
    Total Life and Health Insurance                                                4,722.6       4,372.9          4,153.2
  Corporate and Other                                                                (12.7)        (15.1)            (4.2)

Total operating revenues                                                          $9,050.7      $8,361.0         $7,788.7
Total operating revenues                                                          $9,050.7      $8,361.0         $7,788.7
Net realized/unrealized capital gains (losses), including recognition of
  front-end fee revenues and certain market value adjustments to fee revenues         29.9         (28.6)          (119.8)
Operating revenues from discontinued real estate investments                           0.5          (2.8)            (2.5)
Total revenues per consolidated statements of operations                          $9,081.1      $8,329.6         $7,666.4

===============================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20. Stock-Based Compensation Plans

         The Stock-Based Compensation Plans footnote represents all share based compensation data related to us and our subsidiaries' employees. As of December 31, 2006, our ultimate parent, Principal Financial Group, Inc. has the 2005 Stock Incentive Plan, the Employee Stock Purchase Plan the Stock Incentive Plan and the Long-Term Performance Plan ("Stock-Based Compensation Plans"). As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units, or other stock based awards. To date, Principal Financial Group, Inc.has not granted any incentive stock options, restricted stock, or performance units.

         For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for the Stock-Based Compensation Plans is as follows:

                                    For the year ended December 31,
                                    2006          2005         2004
                                             (in millions)
Compensation cost                     $58.0         $47.4        $43.2
Related income tax benefit             19.0           15.5         13.8
Capitalized as part of an asset         3.4           1.6          2.6

--------------------------------------------------------------------------------
Nonqualified Stock Options

         Nonqualified stock options were granted to certain employees under the 2005 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the 2005 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of Principal Financial Group, Inc.'s common stock on the date of grant, and expire ten years after the grant date. These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

         As of December 31, 2006, there were $11.4 million of total unrecognized compensations costs related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.7 years.

         The fair value of stock options is estimated using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Expected volatilities are based on historical volatility of Principal Financial Group, Inc.'s stock and other factors. Due to Principal Financial Group, Inc.'s limited public company history, we use peer data to estimate option exercise and employee termination within the valuation model. Separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is estimated based on peer data and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of Principal Financial Group, Inc.'s common shares on the grant date.

         The following is a summary of assumptions for the stock options granted during the period:
                                     For the year ended December 31,
                                   -------------------------------------
                                   -------------------------------------
         Options                      2006        2005      2004
         -------------------------------------  --------- ----------
         -------------------------------------  ---------
         Dividend yield                  1.32%      1.41%      1.26%
                                   ===========  ========= ==========
                                   ===========  ========= ==========
         Expected volatility             16.2%      19.1%      39.2%
                                   ===========  ========= ==========
                                   ===========  ========= ==========
         Risk-free interest rate          4.6%       4.1%       3.3%
                                   ===========  ========= ==========
                                   ===========  ========= ==========
         Expected life (in years)           6          6          6
                                   ===========  ========= ==========

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20. Stock-Based Compensation Plans (continued)

         Using the Black-Scholes option valuation model, the weighted-average estimated fair value of stock options granted was $11.41, $9.18 and $13.55 per share during 2006, 2005 and 2004, respectively.

         The total intrinsic value of stock options exercised was $38.4 million, $27.8 million and $12.4 million during 2006, 2005 and 2004, respectively.

         The weighted-average remaining contractual lives for stock options exercisable is approximately 7 years as of December 31, 2006.

Performance Share Awards

         Beginning in 2006, performance share awards were granted to certain employees under the 2005 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and Principal Financial Group, Inc.'s performance against three-year goals set at the beginning of the performance period. A return on equity objective and an earnings per share objective must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited and no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. As of December 31, 2006, there were $15.7 million of total unrecognized compensation costs related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 2.0 years.

         The fair value of performance share awards is determined based on the closing stock price of Principal Financial Group, Inc.'s shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2006 was $49.40. Because no performance share awards vested or were paid out, the intrinsic value of performance share awards vested and the actual tax benefits realized for tax deductions for performance share award payouts are $0.0 million in 2006.

Restricted Stock Units

         Restricted stock units are issued under the 2005 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as an equity award. The fair value of restricted stock units is determined based on the closing stock price of Principal Financial Group, Inc.'s common shares on the grant date. There is no maximum contractual term on these awards.

         Restricted stock units were issued to certain employees and agents pursuant to the Stock Incentive Plan and 2005 Stock Incentive Plan. Under these plans, awards have a graded or cliff vesting over a three-year service period. When service for the Company ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited.

         The weighted-average grant-date fair value of restricted stock units granted during 2006, 2005 and 2004 was $50.08, $39.51 and $36.32, respectively.

         As of December 31, 2006, there were $7.3 million of total unrecognized compensation costs related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.5 years. The total intrinsic value of restricted stock units vested was $15.0 million, $1.0 million and $0.8 million during 2006, 2005 and 2004, respectively.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20. Stock-Based Compensation Plans (continued)

Employee Stock Purchase Plan

         Under our Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc.'s common stock on a quarterly basis. Employees may purchase up to $25,000 worth of company stock each year. Employees may purchase shares of Principal Financial Group, Inc.'s common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the quarter, whichever is lower.

         We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the quarter of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $10.34, $7.97 and $7.16 during 2006, 2005 and 2004, respectively. The total intrinsic value of the Employee Stock Purchase Plan settled was $6.2 million, $5.4 million and $5.7 million during 2006, 2005 and 2004, respectively.

Long-Term Performance Plan

         Principal Financial Group, Inc. also maintains the Long-Term Performance Plan, which provides the opportunity for eligible executives to receive additional awards if specified minimum corporate performance objectives are achieved over a three-year period. This plan utilizes stock as an option for payment and is treated as a liability award during vesting and a liability award or equity award subsequent to vesting, based on the participant payment election. Effective with stockholder approval of the 2005 Stock Incentive Plan, no further grants will be made under the Long-Term Performance Plan, and any future awards earned under the Long-Term Performance Plan will be issued under the 2005 Stock Incentive Plan. As of December 31, 2005, all awards under this plan were fully vested and no awards were granted under this plan in 2006 or 2005. There is no maximum contractual term on these awards.

         The amount of cash used to settle Long-Term Performance Plan units granted was $10.2 million for 2006. The total intrinsic value of Long-Term Performance Plan units settled was $10.4 million, $6.1 million and $7.8 million during 2006, 2005 and 2004, respectively.

         The fair value of Long-Term Performance Plan liability units is determined as of each reporting period based on the Black-Scholes option pricing model that uses the assumptions noted in the following table:

                                          For the year ended
                                             December 31,
         Long-Term Performance Plan              2006
         ----------------------------- -------------------------
         ----------------------------- -------------------------
         Dividend yield                                       --%
                                       =========================
                                       =========================
         Expected volatility                               11.2%
                                       =========================
                                       =========================
         Risk-free interest rate                            4.8%
                                       =========================
                                       =========================
         Expected life (in years)                             2
                                       =========================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

21.  Quarterly Results of Operations (Unaudited)

         The following is a summary of unaudited quarterly results of operations for 2006 and 2005:

                                                                                    For the three months ended
                                                                       December 31  September 30     June 30      March 31
                                                                                           (in millions)
2006
  Total revenues                                                          $2,369.2      $2,230.2      $2,258.0      $2,223.7
  Total expenses                                                           2,057.3       1,917.7       1,974.0       1,866.0
  Income from continuing operations, net of related income taxes             232.4         230.7         208.8         275.1
  Income (loss) from discontinued operations, net of related income
    taxes                                                                     30.1           0.4          (0.1)          0.2
  Net income                                                                 262.5         231.1         208.7         275.3

2005
  Total revenues                                                          $2,266.3      $2,045.9      $2,033.2      $1,984.2
  Total expenses                                                           1,991.5       1,779.1       1,748.6       1,710.4
  Income from continuing operations, net of related income taxes             218.4         191.9         203.5         199.4
  Income from discontinued operations, net of related income taxes             2.4           0.2          15.7           0.6
  Net income                                                                 220.8         192.1         219.2         200.0

--------------------------------------------------------------------------------




                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the two years ended
                       December 31, 2006 and the period ended December 31, 2004.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2006
                          Statement of Operations for the year ended
                            December 31, 2006
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2006, 2005 and 2004.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Financial Position,
                            December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2006, 2005 and 2004.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2006*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2006, 2005 and 2004 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2006, 2005 and 2004 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

         (b)    Exhibits
                (1)    Board Resolution of Registrant (filed 06/07/2004)
                (3a)   Distribution Agreement (filed 01/04/05)
                (3b)   Selling Agreement (filed 06/07/2004)
                (4a)   Form of Variable Annuity Contract (filed 06/07/2004)
                   (b) Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)
                   (c) Amendment to Fixed Account Endorsement  (filed 04/27/2006)
                   (d) Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)
                   (e) Amendment to GMWB Rider (filed 04/27/2006)
                   (f) Amendment to Contract Data Page (filed 04/27/2006)
                   (g) Amendment to Partial Annuitization Endorsement (filed 04/27/2006)
                   (h) Amendment to Premium Payment Credit Rider (filed 04/27/2006)
                (5)    Form of Variable Annuity Application (filed 06/07/2004)
                (6a)   Articles of Incorporation of the Depositor
                          (filed 06/07/2004)
                (6b)   Bylaws of Depositor (filed 06/07/2004)
                (9)    Opinion of Counsel (filed 01/04/05)
                (10a)  Consent of E&Y LLP *
                (10b) Powers of Attorney*
                (11)   Financial Statement Schedules *

*  Filed Herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee

 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3020 NW 33rd Avenue
 Member, Nominating and Governance         Lauderdale Lakes, FL  33311
    Committee

 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134

 MICHAEL T. DAN                            The Brink's Company
 Director                                  1801 Bayberry Court
 Member, Human Resources Committee         Richmond, VA  23226

 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee

 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee

 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 Chairman of the Board and
   Chair, Executive Committee
 Principal Life: Chairman and
   Chief Executive Officer


 SANDRA L. HELTON
 Director                                  1040 North Lake Shore Drive #26A
 Member, Audit Committee                   Chicago, IL  60611


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


 THERESE M. VAUGHAN                        Drake University
 Director                                  2507 University Avenue
 Member, Audit Committee                   Des Moines, Iowa 50311


 LARRY D. ZIMPLEMAN                        The Principal Financial Group
 Director                                  Des Moines, IA  50392
 Principal Life:  President and
    Chief Operating Officer


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

  JOHN EDWARD ASCHENBRENNER    President, Insurance and Financial Services
  RONALD L. DANILSON           Senior Vice President Retirement and Investor Services
  JAMES DAVID DEVRIES          Senior Vice President Human Resources
  RALPH CRAIG EUCHER           Senior Vice President Retirement and Investor Services
  GREG B. ELMING               Senior Vice President and Controller
  NORA MARY EVERETT            Senior Vice President and Deputy General Counsel
  MICHAEL HARRY GERSIE         Executive Vice President and Chief Financial Officer
  THOMAS JOHN GRAF             Senior Vice President Investor Relations
  JOYCE NIXSON HOFFMAN         Senior Vice President and Corporate Secretary
  DANIEL JOSEPH HOUSTON        Executive Vice President Retirement and Investor Services
  CAREY GRANT JURY             Senior Vice President Health
  ELLEN ZISLIN LAMALE          Senior Vice President and Chief Actuary
  JULIA MARIE LAWLER           Senior Vice President and Chief Investment Officer
  JAMES PATRICK MCCAUGHAN      President, Global Asset Management
  TIMOTHY JON MINARD           Senior Vice President Retirement Distribution
  MARY AGNES O'KEEFE           Senior Vice President and Chief Marketing Officer
  GARY PAUL SCHOLTEN           Senior Vice President and Chief Information Officer
  KAREN ELIZABETH SHAFF        Executive Vice President and General Counsel
  MARGARET WOLIN SKINNER       Senior Vice President Life & Health Distribution
  NORMAN RAUL SORENSEN         Senior Vice President International Asset Accumulation
  DEANNA DAWNETTE STRABLE      Senior Vice President Individual Life and Specialty Benefits

Item 26.  Persons Controlled by or Under Common Control with Registrant

     Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian  holding company.  (owned
               46%)

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical claims-related services to JF Molloy & Associates, Inc.

          f. Principal Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          p. Principal Global Services Private Limited (India) a company formed as an in-sourcing company for the Principal Financial Group.

          q.   CCB Principal Asset Management  Company,  Ltd. (China) (25% owned
               JV) a company engaged in fund management with a complete line of products.

          r.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiaries wholly-owned by Principal Management Corporation:

          a.   Principal  Financial  Advisors,   Inc.  a  registered  investment
               advisor offering asset allocation services for pension plans.

          b.   Principal  Shareholder  Services,   Inc.  (f/k/a  WM  Shareholder
               Services, Inc.) a transfer agent company.

          c.   Edge  Asset  Management,   Inc.  (f/k/a  WM  Advisors,  Inc.)  an
               SEC-registered investment advisor.

          d. Principal Funds Distributor, Inc. (f/k/a WM Funds Distributor, Inc.) a retail mutual funds distributor.

          Subsidiary wholly-owned by PFG DO Brasil LTDA

          a. Brasilprev Seguros E Previdencia S.A. (Brazil) a pension fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          b.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          c. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          d.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          e.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          f.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          g. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          h. Principal Fondos De Inversion S.A. De C.V. (Mexico) a mutual fund company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          j. Principal International Mexico Holding, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries   wholly-owned  by  Principal  Global  Investors  Holding
          Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          d. Principal Global Investors (Japan) Limited a company engaged in investments and related services.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Group (Mauritius) Ltd.

          a. Principal PNB Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c. PNB Principal Financial Planners Private Limited (India) a financial products distribution company. Products to be distributed and sold will include mutual funds, bonds, retail debt offerings and portfolio management services. (owned 65%)

          d. PNB Principal Insurance Advisory Company Private Limited (26% owned JV) (India) an insurance brokerage company.

          e. Principal PNB Life Insurance Company Limited (26% owned JV) (India) an entity organized to enter the Group Pension, Superannuation and asset accumulation business in India, currently inactive.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a.   Principal Real Estate Fund Investors, LLC

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          e. HealthRisk Resource Group, LLC (an Iowa Corporation) A limited liability company that provides managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for health care services.

          f. Principal Real Estate Holding Company, LLC a real estate holding company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

             Principal Investors Fund, Inc.(a Maryland Corporation),
             0.12% of shares  outstanding of the Bond & Mortgage  Securitites
             Fund,
             0.00% of shares outstanding of the California Insured Intermediate Municipal Fund,
             0.00% of shares outstanding of the California Municipal Fund, 0.00% of shares outstanding of the Disciplined LargeCap Blend Fund,
             2.36% of shares outstanding of the Diversified International
             Fund,
             0.00% of shares outstanding of the Equity Income Fund I,
             0.01% of shares outstanding of the Government & High Quality
             Bond Fund,
             0.00%   of   shares    outstanding    of   the   High    Quality
             Intermediate-Term Bond Fund,
             0.00% of shares outstanding of the High Yield Fund, 0.00% of shares outstanding of the High Yield Fund II, 0.00% of shares outstanding of the Income Fund, 0.00% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
             0.00% of shares outstanding of the International Growth Fund, 1.80% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 10.83% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.09% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.00% of shares outstanding of the MidCap Stock Fund, 0.01% of shares outstanding of the MidCap Value Fund, 1.14% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Mortgage Securities Fund, 23.84% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
             Fund I,
             0.00% of shares outstanding of the Partners LargeCap Growth Fund
             I,
             0.01% of shares outstanding of the Partners LargeCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
             Fund I,
             0.00% of shares outstanding of the Partners LargeCap Value
             Fund II,
             0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.00% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
             Fund II,
             0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
             I,
             0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
             0.00% of shares outstanding of the Partners SmallCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners SmallCap Growth Fund
             III,
             0.00% of shares outstanding of the Partners SmallCap Value Fund, 0.00% of shares outstanding of the Partners SmallCap Value Fund
             I,
             0.00% of shares outstanding of the Partners SmallCap Value Fund
             II,
             0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
             0.00% of shares outstanding of the Real Estate Securities Fund, 0.00% of shares outstanding of the SAM Balanced Fund, 0.01% of shares outstanding of the SAM Conservative Balanced Fund, 0.00% of shares outstanding of the SAM Conservative Growth Fund, 0.01% of shares outstanding of the SAM Flexible Income Fund, 0.00% of shares outstanding of the SAM Strategic Growth Fund, 1.46% of shares outstanding of the Short-Term Bond Fund, 0.00% of shares outstanding of the Short-Term Income Fund, 11.08% of shares outstanding of the SmallCap Blend Fund, 0.01% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.00% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund I, 0.02% of shares outstanding of the Ultra Short Bond Fund, 0.00% of shares outstanding of the West Coast Equity Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on March 15, 2007.

             Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding of the Asset Allocation Account, 100.00% of shares outstanding of the Balanced Account,
             100.00% of shares outstanding of the Bond Account,
             100.00% of shares outstanding of the Capital Value,
             86.67% of shares outstanding of the Diversified International Account,
             100.00% of shares outstanding of the Equity Growth Account,
             71.21% of shares outstanding of the Equity Income Account I, 100.00% of shares outstanding of the Equity Value Account,
             100.00% of shares outstanding of the Government & High Quality Bond Account,
             92.32% of shares outstanding of the Growth Account,
             75.61% of shares outstanding of the Income Account,
             100.00% of shares outstanding of the International Emerging Markets Account,
             100.00% of shares outstanding of the International SmallCap
             Account,
             89.82% of shares outstanding of the LargeCap Blend Account,
             100.00% of shares outstanding of the LargeCap  Growth Equity
             Account,
             100.00% of shares outstanding of the LargeCap Stock Index Account, 100.00% of shares outstanding of the LargeCap Value Account, 100.00% of shares outstanding of the MidCap Account,
             100.00% of shares outstanding of the MidCap Growth Account,
             72.26% of shares outstanding of the MidCap Stock Account,
             100.00% of shares outstanding of the MidCap Value Account,
             92.54% of shares outstanding of the Money  Market Account,
             88.26% of shares outstanding of the Mortgage Securities Account, 100.00% of shares outstanding of the Principal LifeTime 2010 Account,
             100.00% of shares outstanding of the Principal LifeTime 2020
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2030
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2040
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2050
             Account,
             100.00% of shares outstanding of the Principal LifeTime Strategic Income Account,
             98.36% of shares outstanding of the Real Estate Securities Account, 0.00% of shares outstanding of the Strategic Asset Management Balanced Portfolio,
             0.07% of shares outstanding of the Strategic Asset Management Conservative Balanced Portfolio,
             0.05% of shares outstanding of the Strategic Asset Management Conservative Growth Portfolio,
             0.07% of shares outstanding of the Strategic Asset Management Flexible Income Portfolio,
             0.00% of shares outstanding of the Strategic Asset Management Strategic Growth Portfolio,
             100.00% of shares outstanding of the Short-Term Bond Account, 74.04% of shares outstanding of the Short-Term Income Account, 100.00% of shares outstanding of the SmallCap Account, 88.29% of shares outstanding of the SmallCap Growth Account, 99.75% of shares outstanding of the SmallCap Value Account, and 54.46% of shares outstanding of the West Coast Equity Account were owned by Principal Life Insurance Company and its Separate Accounts on March 22, 2007.

          Subsidiary  wholly-owned by Principal Financial Services  (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group (Australia) Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          b.   Principal Asset Management S.A. (Chile) an investment advisor.

          c. Principal Servicios Corporativos Chile LTDA. (Chile) an entity that provides corporate services for the companies of Principal Chile.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          c. Principal Asset Management Company (Asia) Limited (Hong Kong) a licensed corporation.

          d. Principal Insurance Company (Hong Kong) Limited a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal International Mexico Holding, S.A. De C.V.:

          a. Principal Mexico Holdings, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          j. CCIP, LLC (70% owned) the general partner of Columbus Circle Investors, a registered investment advisor.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Petula Associates,  Ltd. (an Iowa Corporation) a corporation that
               engages  in  real  estate   joint   venture   transactions   with
               developers.

          d.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial investment transactions.

          e. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          f. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          g. Principal Dental Services, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          h. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the investments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          i. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the appropriate financial services license for the Australian investment management business.

          b. Principal Real Estate Investors (Australia) Limited a company originally established to hold the responsible entity license regarding property and trust business. The company is currently inactive.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Principal   Administradora  General  De  Fondos  S.A.  (Chile)  a
               corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a. Principal Fund Management (Hong Kong) Limited a fund management company.

          Subsidiaries wholly-owned by CCIP, LLC:

          a.   Columbus Circle Investors, an SEC-registered investment advisor.

          b. Principal Reinsurance Company of Vermont a reinsurance company domiciled in Vermont.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Principal Real Estate Portfolio, Inc. (Delaware) entity that holds real estate.

          b. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiary wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary   wholly-owned   (unless   otherwise  noted)  by  Principa
          Australia (Holdings) Pty Limited

          a.   CIMB - Principal Asset  Management  Berhad  (Malaysia) (40% owned
               JV) an entity engaged in establishment and management of unit trust funds.

Item 27.  Number of Contractowners - As of: March 31, 2007

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts                36                5
          Pension Builder Contracts                    203              109
          Personal Variable Contracts                  180               10
          Premier Variable Contracts                   370               28
          Flexible Variable Annuity Contract        51,820           51,820
          Freedom Variable Annuity Contract          2,248            2,248
          Investment Plus Variable
            Annuity Contract                        13,344           13,344



Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Lisa Bertholf                  Director - Marketing
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Senior Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Stephen G. Gallaher              Second Vice President and
     The Principal                    Counsel
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julie LeClere                    Director - Marketing and Recruiting
     The Principal
     Financial Group
     Des Moines, IA 50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Mark A. Stark                    Vice President -
     The Principal                    Investor Services
     Financial Group
     Des Moines, IA  50392

     Beth Wilson                      Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392


(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $32,467,571.18
       Services Corporation


              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 27th day of April, 2007.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             Chairman and                    April 27, 2007
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Senior Vice President and       April 27, 2007
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        April 27, 2007
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        April 27, 2007
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        April 27, 2007
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        April 27, 2007
--------------------
G. E. Costley


  (M. T. Dan)*                 Director                        April 27, 2007
--------------------
M. T. Dan


  (D. J. Drury)*               Director                        April 27, 2007
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        April 27, 2007
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        April 27, 2007
--------------------
S. L. Helton


  (W. T. Kerr)*                Director                        April 27, 2007
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        April 27, 2007
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        April 27, 2007
--------------------
A. K. Mathrani


  (E. E. Tallett)*             Director                        April 27, 2007
--------------------
E. E. Tallett


  (T. M. Vaughan)*             Director                        April 27, 2007
--------------------
T. M. Vaughan


  (L. D. Zimpleman)*           Director                        April 27, 2007
--------------------
L. D. Zimpleman


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included